Filed with the Securities and Exchange Commission on December 21, 2018
REGISTRATION NO. 333-162673
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 28
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 167
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 28 to Registration Statement No. 333-162673 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 28 incorporates by reference the prospectus dated April 30, 2018, contained in Part A of Post-Effective Amendment No. 27 filed on April 5, 2018.

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2018
to Prospectuses dated April 30, 2018

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2019, the AST Bond Portfolio 2018 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2018 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2030 (the “Portfolio”). Effective on or about January 2, 2019, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2030[1]	0.47%	0.08%[2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2019.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2019.

GENPRODSUP9

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP9

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018, as supplemented December 31, 2018
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Retirement Variable Annuity X SERIESSM ("X SERIES") Prudential Premier® Retirement Variable Annuity B SERIESSM ("B SERIES"), Prudential Premier® Retirement Variable Annuity L SERIESSM ("L SERIES"), and Prudential Premier® Retirement Variable Annuity C SERIESSM ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated April 30, 2018, as supplemented December 31, 2018. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

The Prudential Premier® Retirement Variable Annuity X SERIES SM ("X SERIES") Prudential Premier® Retirement Variable Annuity B SERIESSM ("B SERIES"), Prudential Premier® Retirement Variable Annuity L SERIES SM ("L SERIES"), and Prudential Premier® Retirement Variable Annuity C SERIES SM ("C SERIES") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2017 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $633,385,857.43, $708,725,705.69 and $697,921,302.44 in 2017, 2016, and 2015, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2017) received payment with respect to annuity business during 2017 (or as to which a payment amount was accrued during 2017). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2017, non-cash compensation received by Firms and Entities ranged from $30.00 to $702,164.00. During 2017, cash compensation received by Firms ranged from $1.20 to $16,846,603.71.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
However, for purposes of determining Unit values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c)x(1 / 365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each Valuation Day. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The net investment factor for any Valuation Day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding Valuation Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and subtracting from the result the daily equivalent of the total annualized charge for the Annuity and any optional benefits (for which the charge is calculated as a percentage of Sub-account assets) for each day since the preceding Valuation Day. During the accumulation phase of your Annuity, the daily equivalent of the annualized charge is calculated using the formula 1 - (1 - c) 1 / 365, where c is the total annualized charge. However, for purposes of determining Unit values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c)x(1 / 365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96742	$10.76805	1,415,343
01/01/2011 to 12/31/2011	$10.76805	$10.24627	1,858,160
01/01/2012 to 12/31/2012	$10.24627	$11.27388	2,647,592
01/01/2013 to 12/31/2013	$11.27388	$12.11939	2,568,224
01/01/2014 to 12/31/2014	$12.11939	$12.29910	2,367,245
01/01/2015 to 12/31/2015	$12.29910	$11.63528	1,872,460
01/01/2016 to 12/31/2016	$11.63528	$12.09474	1,691,088
01/01/2017 to 12/31/2017	$12.09474	$13.31127	1,677,780
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97811	$10.87354	1,196,665
01/01/2011 to 12/31/2011	$10.87354	$10.64117	1,874,024
01/01/2012 to 12/31/2012	$10.64117	$11.82107	3,087,357
01/01/2013 to 12/31/2013	$11.82107	$13.46830	3,211,894
01/01/2014 to 12/31/2014	$13.46830	$13.96943	3,068,776
01/01/2015 to 12/31/2015	$13.96943	$13.76480	2,796,135
01/01/2016 to 12/31/2016	$13.76480	$14.41208	2,617,894
01/01/2017 to 12/31/2017	$14.41208	$16.47350	2,523,689
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00664	$10.76870	27,423
01/01/2011 to 12/31/2011	$10.76870	$10.90278	65,094
01/01/2012 to 05/04/2012	$10.90278	$11.82160	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98838	$10.72654	1,674,325
01/01/2011 to 12/31/2011	$10.72654	$10.35809	2,340,164
01/01/2012 to 12/31/2012	$10.35809	$11.38784	3,348,900
01/01/2013 to 12/31/2013	$11.38784	$13.09623	3,490,112
01/01/2014 to 12/31/2014	$13.09623	$13.63647	3,317,010
01/01/2015 to 12/31/2015	$13.63647	$13.39310	3,077,528
01/01/2016 to 12/31/2016	$13.39310	$13.91700	2,823,657
01/01/2017 to 12/31/2017	$13.91700	$15.63262	2,738,962
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	286,733
01/01/2012 to 12/31/2012	$9.12934	$9.98507	791,814
01/01/2013 to 12/31/2013	$9.98507	$10.81976	843,112
01/01/2014 to 12/31/2014	$10.81976	$11.09403	786,167
01/01/2015 to 12/31/2015	$11.09403	$10.51899	695,516
01/01/2016 to 12/31/2016	$10.51899	$10.99861	637,577
01/01/2017 to 12/31/2017	$10.99861	$12.10776	614,115
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.45644	17,409
01/01/2014 to 12/31/2014	$10.45644	$10.58691	22,625
01/01/2015 to 12/31/2015	$10.58691	$10.37692	32,435
01/01/2016 to 12/31/2016	$10.37692	$10.78786	25,633
01/01/2017 to 04/28/2017	$10.78786	$11.14971	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00755	$10.05702	27,421
01/01/2011 to 12/31/2011	$10.05702	$10.05211	86,588
01/01/2012 to 12/31/2012	$10.05211	$10.28689	165,382
01/01/2013 to 12/31/2013	$10.28689	$9.83673	70,596
01/01/2014 to 12/31/2014	$9.83673	$9.60622	81,293
01/01/2015 to 12/31/2015	$9.60622	$9.43559	75,313
01/01/2016 to 12/31/2016	$9.43559	$9.37447	79,929
01/01/2017 to 12/31/2017	$9.37447	$9.32036	72,868
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00648	$10.32899	824,907
01/01/2011 to 12/31/2011	$10.32899	$10.41787	1,343,604
01/01/2012 to 12/31/2012	$10.41787	$11.13235	2,318,762
01/01/2013 to 12/31/2013	$11.13235	$10.68201	2,354,593
01/01/2014 to 12/31/2014	$10.68201	$10.88347	2,074,926
01/01/2015 to 12/31/2015	$10.88347	$10.41425	1,774,259
01/01/2016 to 12/31/2016	$10.41425	$10.61089	1,579,198
01/01/2017 to 12/31/2017	$10.61089	$10.82519	1,662,364
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97130	$10.53656	31,773
01/01/2011 to 12/31/2011	$10.53656	$9.69501	36,887
01/01/2012 to 12/31/2012	$9.69501	$10.73072	59,068
01/01/2013 to 12/31/2013	$10.73072	$13.78623	68,630
01/01/2014 to 12/31/2014	$13.78623	$14.85941	58,931
01/01/2015 to 12/31/2015	$14.85941	$13.83294	45,998
01/01/2016 to 12/31/2016	$13.83294	$15.38099	38,550
01/01/2017 to 04/28/2017	$15.38099	$15.90263	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97730	$10.80703	795,112
01/01/2011 to 12/31/2011	$10.80703	$10.30795	1,187,996
01/01/2012 to 12/31/2012	$10.30795	$11.45833	1,992,426
01/01/2013 to 12/31/2013	$11.45833	$13.74096	2,276,787
01/01/2014 to 12/31/2014	$13.74096	$14.37133	2,186,947
01/01/2015 to 12/31/2015	$14.37133	$14.12289	2,101,060
01/01/2016 to 12/31/2016	$14.12289	$14.74972	2,055,431
01/01/2017 to 12/31/2017	$14.74972	$16.99829	2,060,069
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	24,938
01/01/2014 to 12/31/2014	$11.60224	$12.88470	62,978
01/01/2015 to 12/31/2015	$12.88470	$12.14491	49,393
01/01/2016 to 12/31/2016	$12.14491	$13.64051	69,013
01/01/2017 to 12/31/2017	$13.64051	$15.78842	80,512
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95952	$11.75731	79,815
01/01/2011 to 12/31/2011	$11.75731	$12.25065	107,965
01/01/2012 to 12/31/2012	$12.25065	$13.81247	153,277
01/01/2013 to 12/31/2013	$13.81247	$13.92468	176,491
01/01/2014 to 12/31/2014	$13.92468	$17.81930	191,816
01/01/2015 to 12/31/2015	$17.81930	$18.26214	124,821
01/01/2016 to 12/31/2016	$18.26214	$18.71186	123,707
01/01/2017 to 12/31/2017	$18.71186	$19.43432	123,040

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99813	$9.64900	3,401
01/01/2014 to 12/31/2014	$9.64900	$9.91319	11,791
01/01/2015 to 12/31/2015	$9.91319	$9.68072	161,976
01/01/2016 to 12/31/2016	$9.68072	$9.89576	231,716
01/01/2017 to 04/28/2017	$9.89576	$10.08100	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.85511	547,279
01/01/2011 to 12/31/2011	$10.85511	$10.34889	814,790
01/01/2012 to 12/31/2012	$10.34889	$11.49502	1,359,985
01/01/2013 to 12/31/2013	$11.49502	$13.39658	1,501,841
01/01/2014 to 12/31/2014	$13.39658	$13.84410	1,456,070
01/01/2015 to 10/16/2015	$13.84410	$13.74310	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97561	$10.98843	764,637
01/01/2011 to 12/31/2011	$10.98843	$10.57997	1,269,731
01/01/2012 to 12/31/2012	$10.57997	$11.44137	1,997,136
01/01/2013 to 12/31/2013	$11.44137	$12.83487	2,045,524
01/01/2014 to 12/31/2014	$12.83487	$12.94154	1,961,444
01/01/2015 to 12/31/2015	$12.94154	$12.77566	1,737,636
01/01/2016 to 12/31/2016	$12.77566	$13.02015	1,582,679
01/01/2017 to 12/31/2017	$13.02015	$14.82457	1,553,581
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.70371	2,522,708
01/01/2013 to 12/31/2013	$10.70371	$13.02350	2,628,886
01/01/2014 to 12/31/2014	$13.02350	$13.13503	2,508,043
01/01/2015 to 10/16/2015	$13.13503	$12.52486	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99813	$10.77151	68,905
01/01/2014 to 12/31/2014	$10.77151	$10.79851	90,092
01/01/2015 to 10/16/2015	$10.79851	$10.25755	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96980	$11.51747	53,917
01/01/2011 to 12/31/2011	$11.51747	$10.69136	63,311
01/01/2012 to 12/31/2012	$10.69136	$13.25162	110,032
01/01/2013 to 12/31/2013	$13.25162	$13.51659	101,629
01/01/2014 to 12/31/2014	$13.51659	$15.05211	106,325
01/01/2015 to 12/31/2015	$15.05211	$14.70024	75,100
01/01/2016 to 12/31/2016	$14.70024	$14.49894	69,290
01/01/2017 to 12/31/2017	$14.49894	$15.71661	74,370
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01813	$10.75477	32,742
01/01/2011 to 12/31/2011	$10.75477	$10.09718	47,968
01/01/2012 to 12/31/2012	$10.09718	$11.82032	106,376
01/01/2013 to 12/31/2013	$11.82032	$14.99061	172,661
01/01/2014 to 02/07/2014	$14.99061	$14.73793	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99138	$10.73926	32,323
01/01/2011 to 12/31/2011	$10.73926	$9.91864	50,474
01/01/2012 to 12/31/2012	$9.91864	$11.60183	87,290
01/01/2013 to 12/31/2013	$11.60183	$15.14494	149,677
01/01/2014 to 12/31/2014	$15.14494	$16.74843	167,961
01/01/2015 to 12/31/2015	$16.74843	$15.61495	244,909
01/01/2016 to 12/31/2016	$15.61495	$17.02618	241,162
01/01/2017 to 12/31/2017	$17.02618	$18.26632	272,623

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01945	$11.38858	72,142
01/01/2011 to 12/31/2011	$11.38858	$10.80123	88,771
01/01/2012 to 12/31/2012	$10.80123	$12.62870	210,499
01/01/2013 to 12/31/2013	$12.62870	$16.31849	196,802
01/01/2014 to 12/31/2014	$16.31849	$17.79006	178,451
01/01/2015 to 12/31/2015	$17.79006	$16.40110	347,107
01/01/2016 to 12/31/2016	$16.40110	$16.29660	297,950
01/01/2017 to 12/31/2017	$16.29660	$20.24691	294,366
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98787	$10.67608	488,732
01/01/2011 to 12/31/2011	$10.67608	$10.38337	772,633
01/01/2012 to 12/31/2012	$10.38337	$11.17746	1,128,213
01/01/2013 to 12/31/2013	$11.17746	$11.99906	1,122,009
01/01/2014 to 12/31/2014	$11.99906	$12.20300	1,034,636
01/01/2015 to 12/31/2015	$12.20300	$11.81989	832,698
01/01/2016 to 12/31/2016	$11.81989	$12.16180	760,913
01/01/2017 to 12/31/2017	$12.16180	$13.34926	769,060
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96476	$11.46350	65,547
01/01/2011 to 12/31/2011	$11.46350	$11.35182	97,874
01/01/2012 to 12/31/2012	$11.35182	$12.83700	148,102
01/01/2013 to 12/31/2013	$12.83700	$17.41854	198,675
01/01/2014 to 12/31/2014	$17.41854	$18.25228	216,816
01/01/2015 to 12/31/2015	$18.25228	$16.86128	174,561
01/01/2016 to 12/31/2016	$16.86128	$20.49014	165,977
01/01/2017 to 12/31/2017	$20.49014	$22.47166	158,571
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99814	$9.81989	176,420
01/01/2011 to 12/31/2011	$9.81989	$9.60142	501,160
01/01/2012 to 12/31/2012	$9.60142	$9.38546	517,249
01/01/2013 to 12/31/2013	$9.38546	$9.17441	422,752
01/01/2014 to 12/31/2014	$9.17441	$8.96801	310,194
01/01/2015 to 12/31/2015	$8.96801	$8.76614	196,256
01/01/2016 to 12/31/2016	$8.76614	$8.56955	178,272
01/01/2017 to 12/31/2017	$8.56955	$8.40590	197,865
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98410	$10.73754	82,944
01/01/2011 to 12/31/2011	$10.73754	$10.82944	111,517
01/01/2012 to 12/31/2012	$10.82944	$12.05412	199,029
01/01/2013 to 12/31/2013	$12.05412	$12.62898	186,674
01/01/2014 to 12/31/2014	$12.62898	$12.66049	175,204
01/01/2015 to 12/31/2015	$12.66049	$11.93454	145,881
01/01/2016 to 12/31/2016	$11.93454	$13.46289	143,125
01/01/2017 to 12/31/2017	$13.46289	$14.14411	146,385
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99012	$10.59398	18,478
01/01/2011 to 12/31/2011	$10.59398	$9.92264	41,654
01/01/2012 to 12/31/2012	$9.92264	$11.33684	74,980
01/01/2013 to 12/31/2013	$11.33684	$15.49925	129,414
01/01/2014 to 12/31/2014	$15.49925	$17.23326	148,819
01/01/2015 to 12/31/2015	$17.23326	$15.52549	132,738
01/01/2016 to 12/31/2016	$15.52549	$18.19504	122,511
01/01/2017 to 12/31/2017	$18.19504	$21.20063	138,772

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92896	$11.23065	31,387
01/01/2011 to 12/31/2011	$11.23065	$9.55935	41,250
01/01/2012 to 12/31/2012	$9.55935	$11.24704	64,150
01/01/2013 to 12/31/2013	$11.24704	$13.08908	59,868
01/01/2014 to 12/31/2014	$13.08908	$12.08765	68,455
01/01/2015 to 12/31/2015	$12.08765	$12.18766	56,047
01/01/2016 to 12/31/2016	$12.18766	$11.46390	51,858
01/01/2017 to 12/31/2017	$11.46390	$15.17688	93,570
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92883	$10.77050	21,882
01/01/2011 to 12/31/2011	$10.77050	$9.20716	63,584
01/01/2012 to 12/31/2012	$9.20716	$10.50060	85,658
01/01/2013 to 12/31/2013	$10.50060	$12.26269	92,855
01/01/2014 to 12/31/2014	$12.26269	$11.18317	96,400
01/01/2015 to 12/31/2015	$11.18317	$11.02087	85,165
01/01/2016 to 12/31/2016	$11.02087	$10.83598	95,616
01/01/2017 to 12/31/2017	$10.83598	$13.00945	98,340
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00636	$10.57538	0
01/01/2011 to 12/31/2011	$10.57538	$11.62439	7,763,271
01/01/2012 to 12/31/2012	$11.62439	$12.43067	3,545,011
01/01/2013 to 12/31/2013	$12.43067	$11.76425	883,067
01/01/2014 to 12/31/2014	$11.76425	$12.27345	1,145,437
01/01/2015 to 12/31/2015	$12.27345	$12.13804	4,168,946
01/01/2016 to 12/31/2016	$12.13804	$12.36442	4,576,732
01/01/2017 to 12/31/2017	$12.36442	$12.60814	2,212,309
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97637	$10.84666	456,995
01/01/2011 to 12/31/2011	$10.84666	$10.54257	764,605
01/01/2012 to 12/31/2012	$10.54257	$11.70470	1,167,730
01/01/2013 to 12/31/2013	$11.70470	$13.30421	1,203,014
01/01/2014 to 12/31/2014	$13.30421	$13.83255	1,121,497
01/01/2015 to 12/31/2015	$13.83255	$13.37965	1,009,118
01/01/2016 to 12/31/2016	$13.37965	$13.76160	919,898
01/01/2017 to 12/31/2017	$13.76160	$15.73383	925,905
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92148	$10.53303	96,152
01/01/2011 to 12/31/2011	$10.53303	$9.35412	97,500
01/01/2012 to 12/31/2012	$9.35412	$11.14658	160,418
01/01/2013 to 12/31/2013	$11.14658	$12.56950	194,590
01/01/2014 to 12/31/2014	$12.56950	$11.50468	201,232
01/01/2015 to 12/31/2015	$11.50468	$10.93148	179,481
01/01/2016 to 12/31/2016	$10.93148	$10.89254	164,762
01/01/2017 to 12/31/2017	$10.89254	$13.80349	214,641
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.56309	406,539
01/01/2011 to 12/31/2011	$10.56309	$10.34989	771,925
01/01/2012 to 12/31/2012	$10.34989	$11.20113	1,063,492
01/01/2013 to 12/31/2013	$11.20113	$12.15712	1,097,666
01/01/2014 to 12/31/2014	$12.15712	$12.53118	1,014,356
01/01/2015 to 12/31/2015	$12.53118	$12.22686	883,156
01/01/2016 to 12/31/2016	$12.22686	$12.41110	832,787
01/01/2017 to 12/31/2017	$12.41110	$13.60576	806,604

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97098	$10.75142	15,983
01/01/2011 to 12/31/2011	$10.75142	$10.57959	40,232
01/01/2012 to 12/31/2012	$10.57959	$11.91166	80,240
01/01/2013 to 12/31/2013	$11.91166	$15.89294	87,660
01/01/2014 to 12/31/2014	$15.89294	$17.01185	104,815
01/01/2015 to 12/31/2015	$17.01185	$18.39750	131,890
01/01/2016 to 12/31/2016	$18.39750	$17.72116	103,105
01/01/2017 to 12/31/2017	$17.72116	$23.53079	118,704
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99223	$11.27934	67,558
01/01/2011 to 12/31/2011	$11.27934	$10.92525	105,958
01/01/2012 to 12/31/2012	$10.92525	$11.98895	159,045
01/01/2013 to 12/31/2013	$11.98895	$16.00983	166,275
01/01/2014 to 12/31/2014	$16.00983	$17.30696	257,588
01/01/2015 to 12/31/2015	$17.30696	$18.62150	207,776
01/01/2016 to 12/31/2016	$18.62150	$19.21861	182,248
01/01/2017 to 12/31/2017	$19.21861	$24.98539	189,938
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98831	$10.79638	35,386
01/01/2011 to 12/31/2011	$10.79638	$11.62737	150,088
01/01/2012 to 12/31/2012	$11.62737	$12.03932	273,193
01/01/2013 to 12/31/2013	$12.03932	$11.53300	286,313
01/01/2014 to 12/31/2014	$11.53300	$11.99381	333,340
01/01/2015 to 12/31/2015	$11.99381	$11.65546	394,942
01/01/2016 to 12/31/2016	$11.65546	$11.69023	382,708
01/01/2017 to 12/31/2017	$11.69023	$11.81109	419,966
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98726	$10.86964	58,829
01/01/2011 to 12/31/2011	$10.86964	$10.29257	66,165
01/01/2012 to 12/31/2012	$10.29257	$12.38258	113,350
01/01/2013 to 12/31/2013	$12.38258	$15.44892	152,214
01/01/2014 to 12/31/2014	$15.44892	$15.64955	172,748
01/01/2015 to 12/31/2015	$15.64955	$15.07325	142,471
01/01/2016 to 12/31/2016	$15.07325	$15.78280	140,330
01/01/2017 to 12/31/2017	$15.78280	$19.10683	142,943
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.84527	28,402
01/01/2011 to 12/31/2011	$10.84527	$10.53864	41,649
01/01/2012 to 12/31/2012	$10.53864	$12.06112	73,100
01/01/2013 to 12/31/2013	$12.06112	$16.11750	108,928
01/01/2014 to 12/31/2014	$16.11750	$17.12716	100,607
01/01/2015 to 12/31/2015	$17.12716	$17.95206	85,124
01/01/2016 to 12/31/2016	$17.95206	$17.88454	82,916
01/01/2017 to 12/31/2017	$17.88454	$22.85208	81,572
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	1,848
01/01/2013 to 12/31/2013	$10.17367	$13.37631	11,389
01/01/2014 to 12/31/2014	$13.37631	$14.41134	53,127
01/01/2015 to 12/31/2015	$14.41134	$13.98522	32,151
01/01/2016 to 12/31/2016	$13.98522	$15.50947	68,743
01/01/2017 to 12/31/2017	$15.50947	$17.79054	101,579

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02804	$10.06015	13,555
01/01/2012 to 12/31/2012	$10.06015	$10.31269	88,589
01/01/2013 to 12/31/2013	$10.31269	$9.79505	48,051
01/01/2014 to 12/31/2014	$9.79505	$10.06773	122,071
01/01/2015 to 10/16/2015	$10.06773	$9.99213	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95842	$11.89581	50,445
01/01/2011 to 12/31/2011	$11.89581	$11.82474	84,498
01/01/2012 to 12/31/2012	$11.82474	$12.98954	134,643
01/01/2013 to 12/31/2013	$12.98954	$16.83810	185,152
01/01/2014 to 12/31/2014	$16.83810	$17.76598	144,373
01/01/2015 to 10/16/2015	$17.76598	$18.12996	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97255	$11.40061	28,711
01/01/2011 to 04/29/2011	$11.40061	$12.76212	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99068	$11.20789	49,971
01/01/2011 to 12/31/2011	$11.20789	$10.68385	84,700
01/01/2012 to 12/31/2012	$10.68385	$12.23183	131,614
01/01/2013 to 12/31/2013	$12.23183	$16.97951	225,293
01/01/2014 to 12/31/2014	$16.97951	$18.96278	212,440
01/01/2015 to 12/31/2015	$18.96278	$17.49121	179,468
01/01/2016 to 12/31/2016	$17.49121	$20.21564	212,598
01/01/2017 to 12/31/2017	$20.21564	$22.48705	219,629
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	142,931
01/01/2013 to 12/31/2013	$10.28099	$11.95058	180,132
01/01/2014 to 12/31/2014	$11.95058	$12.28195	150,235
01/01/2015 to 12/31/2015	$12.28195	$11.85649	147,567
01/01/2016 to 12/31/2016	$11.85649	$12.09127	118,837
01/01/2017 to 12/31/2017	$12.09127	$13.76942	127,654
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93861	$11.64767	163,253
01/01/2011 to 12/31/2011	$11.64767	$9.07776	167,935
01/01/2012 to 12/31/2012	$9.07776	$10.46417	248,481
01/01/2013 to 12/31/2013	$10.46417	$10.25156	281,204
01/01/2014 to 12/31/2014	$10.25156	$9.55151	250,438
01/01/2015 to 12/31/2015	$9.55151	$7.77476	214,989
01/01/2016 to 12/31/2016	$7.77476	$8.53974	212,655
01/01/2017 to 12/31/2017	$8.53974	$10.55016	232,679
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98910	$10.57195	1,224,470
01/01/2011 to 12/31/2011	$10.57195	$10.43743	2,682,553
01/01/2012 to 12/31/2012	$10.43743	$11.26066	3,763,727
01/01/2013 to 12/31/2013	$11.26066	$12.02130	3,295,472
01/01/2014 to 12/31/2014	$12.02130	$12.42940	3,096,393
01/01/2015 to 12/31/2015	$12.42940	$12.16714	2,762,076
01/01/2016 to 12/31/2016	$12.16714	$12.55110	2,626,453
01/01/2017 to 12/31/2017	$12.55110	$13.51232	2,555,447

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	23,738
01/01/2012 to 12/31/2012	$10.06003	$10.53243	105,313
01/01/2013 to 12/31/2013	$10.53243	$10.05728	112,789
01/01/2014 to 12/31/2014	$10.05728	$10.42685	147,617
01/01/2015 to 12/31/2015	$10.42685	$10.16496	148,897
01/01/2016 to 12/31/2016	$10.16496	$10.35507	167,056
01/01/2017 to 12/31/2017	$10.35507	$10.69676	241,561
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96312	$11.48131	976,910
01/01/2011 to 12/31/2011	$11.48131	$10.52583	1,423,259
01/01/2012 to 12/31/2012	$10.52583	$11.61802	2,387,532
01/01/2013 to 12/31/2013	$11.61802	$13.29017	2,430,270
01/01/2014 to 12/31/2014	$13.29017	$14.18607	2,329,122
01/01/2015 to 12/31/2015	$14.18607	$13.78185	4,000,987
01/01/2016 to 12/31/2016	$13.78185	$14.83243	3,803,016
01/01/2017 to 12/31/2017	$14.83243	$16.83347	6,438,535
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.86534	11,025
01/01/2011 to 12/31/2011	$10.86534	$10.98844	24,015
01/01/2012 to 12/31/2012	$10.98844	$12.76063	59,953
01/01/2013 to 12/31/2013	$12.76063	$16.51856	93,919
01/01/2014 to 12/31/2014	$16.51856	$18.92632	156,687
01/01/2015 to 12/31/2015	$18.92632	$19.07008	104,702
01/01/2016 to 12/31/2016	$19.07008	$21.40958	89,995
01/01/2017 to 12/31/2017	$21.40958	$25.58620	79,188
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	0
01/01/2012 to 12/31/2012	$8.86337	$9.80351	0
01/01/2013 to 12/31/2013	$9.80351	$11.72940	0
01/01/2014 to 12/31/2014	$11.72940	$12.21082	0
01/01/2015 to 12/31/2015	$12.21082	$11.95408	0
01/01/2016 to 12/31/2016	$11.95408	$12.42449	0
01/01/2017 to 12/31/2017	$12.42449	$14.35506	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98719	$10.76013	684,583
01/01/2011 to 12/31/2011	$10.76013	$10.32731	1,121,385
01/01/2012 to 12/31/2012	$10.32731	$11.13249	1,923,820
01/01/2013 to 12/31/2013	$11.13249	$12.23567	1,821,531
01/01/2014 to 12/31/2014	$12.23567	$12.57508	1,665,444
01/01/2015 to 12/31/2015	$12.57508	$12.27174	1,560,510
01/01/2016 to 12/31/2016	$12.27174	$12.57388	1,371,162
01/01/2017 to 12/31/2017	$12.57388	$14.28702	1,354,248
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97738	$10.94711	660,519
01/01/2011 to 12/31/2011	$10.94711	$10.44547	1,062,151
01/01/2012 to 12/31/2012	$10.44547	$11.83372	1,785,821
01/01/2013 to 12/31/2013	$11.83372	$13.65665	1,930,456
01/01/2014 to 12/31/2014	$13.65665	$14.07451	1,893,050
01/01/2015 to 12/31/2015	$14.07451	$13.68313	2,944,688
01/01/2016 to 12/31/2016	$13.68313	$14.28797	2,717,810
01/01/2017 to 04/28/2017	$14.28797	$14.83296	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98201	$10.73931	1,114,799
01/01/2011 to 12/31/2011	$10.73931	$10.14321	1,500,138
01/01/2012 to 12/31/2012	$10.14321	$11.01891	2,056,918
01/01/2013 to 12/31/2013	$11.01891	$12.32206	2,027,990
01/01/2014 to 12/31/2014	$12.32206	$12.41049	1,834,887
01/01/2015 to 10/16/2015	$12.41049	$12.01264	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97146	$12.12889	29,161
01/01/2011 to 12/31/2011	$12.12889	$10.30168	73,579
01/01/2012 to 12/31/2012	$10.30168	$12.09091	151,733
01/01/2013 to 12/31/2013	$12.09091	$16.64246	128,863
01/01/2014 to 12/31/2014	$16.64246	$17.07169	128,572
01/01/2015 to 12/31/2015	$17.07169	$16.91025	95,047
01/01/2016 to 12/31/2016	$16.91025	$17.80329	86,209
01/01/2017 to 12/31/2017	$17.80329	$22.22304	81,913
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96051	$12.58784	33,766
01/01/2011 to 12/31/2011	$12.58784	$12.18451	64,344
01/01/2012 to 12/31/2012	$12.18451	$13.36005	89,154
01/01/2013 to 12/31/2013	$13.36005	$17.65301	119,128
01/01/2014 to 12/31/2014	$17.65301	$17.91485	90,196
01/01/2015 to 12/31/2015	$17.91485	$17.64925	106,282
01/01/2016 to 12/31/2016	$17.64925	$19.33651	76,010
01/01/2017 to 12/31/2017	$19.33651	$23.42339	81,619
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96394	$11.44014	17,127
01/01/2011 to 12/31/2011	$11.44014	$10.51470	40,037
01/01/2012 to 12/31/2012	$10.51470	$12.14423	92,563
01/01/2013 to 12/31/2013	$12.14423	$16.31113	122,805
01/01/2014 to 12/31/2014	$16.31113	$16.78413	81,536
01/01/2015 to 12/31/2015	$16.78413	$15.69941	65,952
01/01/2016 to 12/31/2016	$15.69941	$19.82893	83,673
01/01/2017 to 12/31/2017	$19.82893	$20.80813	88,366
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99182	$10.66783	1,181,385
01/01/2011 to 12/31/2011	$10.66783	$10.63514	2,334,182
01/01/2012 to 12/31/2012	$10.63514	$11.79860	3,718,394
01/01/2013 to 12/31/2013	$11.79860	$13.47467	4,064,951
01/01/2014 to 12/31/2014	$13.47467	$13.94599	3,976,025
01/01/2015 to 12/31/2015	$13.94599	$13.63797	5,032,793
01/01/2016 to 12/31/2016	$13.63797	$14.33758	4,737,452
01/01/2017 to 12/31/2017	$14.33758	$16.17528	4,592,315
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98547	$10.51346	57,262
01/01/2011 to 12/31/2011	$10.51346	$10.10873	65,314
01/01/2012 to 12/31/2012	$10.10873	$11.58557	120,734
01/01/2013 to 12/31/2013	$11.58557	$14.68682	155,139
01/01/2014 to 12/31/2014	$14.68682	$15.42847	167,824
01/01/2015 to 10/16/2015	$15.42847	$14.23470	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97071	$11.11086	101,615
01/01/2011 to 12/31/2011	$11.11086	$10.67717	102,267
01/01/2012 to 12/31/2012	$10.67717	$12.27164	220,348
01/01/2013 to 12/31/2013	$12.27164	$17.27695	310,458
01/01/2014 to 12/31/2014	$17.27695	$18.29754	291,164
01/01/2015 to 12/31/2015	$18.29754	$19.59991	273,857
01/01/2016 to 12/31/2016	$19.59991	$19.67693	194,736
01/01/2017 to 12/31/2017	$19.67693	$26.52306	271,736
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98574	$10.64323	4,371
01/01/2011 to 12/31/2011	$10.64323	$10.35290	40,639
01/01/2012 to 12/31/2012	$10.35290	$11.47584	85,851
01/01/2013 to 12/31/2013	$11.47584	$15.10229	124,099
01/01/2014 to 12/31/2014	$15.10229	$14.99253	116,891
01/01/2015 to 12/31/2015	$14.99253	$13.76652	111,329
01/01/2016 to 12/31/2016	$13.76652	$14.28222	85,952
01/01/2017 to 12/31/2017	$14.28222	$16.27275	77,152
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85938	$11.44967	186,015
01/01/2011 to 12/31/2011	$11.44967	$9.52270	256,475
01/01/2012 to 12/31/2012	$9.52270	$9.64469	414,199
01/01/2013 to 12/31/2013	$9.64469	$10.87778	407,487
01/01/2014 to 12/31/2014	$10.87778	$9.74398	393,172
01/01/2015 to 12/31/2015	$9.74398	$7.69080	351,463
01/01/2016 to 12/31/2016	$7.69080	$9.36881	319,655
01/01/2017 to 12/31/2017	$9.36881	$10.10247	346,671
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97981	$10.28723	76,358
01/01/2011 to 12/31/2011	$10.28723	$10.47091	121,676
01/01/2012 to 12/31/2012	$10.47091	$10.76978	241,492
01/01/2013 to 12/31/2013	$10.76978	$10.13223	196,301
01/01/2014 to 12/31/2014	$10.13223	$9.95939	165,710
01/01/2015 to 12/31/2015	$9.95939	$9.28566	131,381
01/01/2016 to 12/31/2016	$9.28566	$9.47274	128,808
01/01/2017 to 12/31/2017	$9.47274	$9.44915	145,385
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98839	$11.47450	30,667
01/01/2011 to 12/31/2011	$11.47450	$10.82957	61,860
01/01/2012 to 12/31/2012	$10.82957	$12.53435	110,812
01/01/2013 to 12/31/2013	$12.53435	$16.22411	95,840
01/01/2014 to 12/31/2014	$16.22411	$18.23321	93,537
01/01/2015 to 12/31/2015	$18.23321	$16.64512	72,418
01/01/2016 to 12/31/2016	$16.64512	$18.54868	75,313
01/01/2017 to 12/31/2017	$18.54868	$21.49245	82,668
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.80105	242,539
01/01/2012 to 12/31/2012	$8.80105	$9.54971	569,160
01/01/2013 to 12/31/2013	$9.54971	$11.24875	658,034
01/01/2014 to 12/31/2014	$11.24875	$11.60084	702,790
01/01/2015 to 12/31/2015	$11.60084	$11.26805	644,572
01/01/2016 to 12/31/2016	$11.26805	$11.73379	547,475
01/01/2017 to 12/31/2017	$11.73379	$13.02978	527,754

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99813	$10.37613	171,084
01/01/2011 to 12/31/2011	$10.37613	$10.75413	250,171
01/01/2012 to 12/31/2012	$10.75413	$11.33725	401,301
01/01/2013 to 12/31/2013	$11.33725	$10.91667	389,258
01/01/2014 to 12/31/2014	$10.91667	$11.43911	492,958
01/01/2015 to 12/31/2015	$11.43911	$11.31994	446,992
01/01/2016 to 12/31/2016	$11.31994	$11.63568	487,689
01/01/2017 to 12/31/2017	$11.63568	$12.09208	665,927
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97066	$10.61554	1,170,945
01/01/2011 to 12/31/2011	$10.61554	$10.20368	1,575,950
01/01/2012 to 09/21/2012	$10.20368	$11.38075	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96726	$10.75031	1,196,990
01/01/2011 to 12/31/2011	$10.75031	$10.20853	1,046,362
01/01/2012 to 12/31/2012	$10.20853	$11.20949	977,208
01/01/2013 to 12/31/2013	$11.20949	$12.02555	622,114
01/01/2014 to 12/31/2014	$12.02555	$12.17890	515,940
01/01/2015 to 12/31/2015	$12.17890	$11.49803	242,816
01/01/2016 to 12/31/2016	$11.49803	$11.92772	170,445
01/01/2017 to 12/31/2017	$11.92772	$13.10066	184,981
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97794	$10.85567	1,141,876
01/01/2011 to 12/31/2011	$10.85567	$10.60206	804,539
01/01/2012 to 12/31/2012	$10.60206	$11.75349	727,952
01/01/2013 to 12/31/2013	$11.75349	$13.36402	502,277
01/01/2014 to 12/31/2014	$13.36402	$13.83287	392,382
01/01/2015 to 12/31/2015	$13.83287	$13.60228	253,693
01/01/2016 to 12/31/2016	$13.60228	$14.21286	177,211
01/01/2017 to 12/31/2017	$14.21286	$16.21263	245,624
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00647	$10.75100	25,698
01/01/2011 to 12/31/2011	$10.75100	$10.86254	19,270
01/01/2012 to 05/04/2012	$10.86254	$11.76969	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98821	$10.70881	1,575,106
01/01/2011 to 12/31/2011	$10.70881	$10.31990	1,250,420
01/01/2012 to 12/31/2012	$10.31990	$11.32248	1,131,974
01/01/2013 to 12/31/2013	$11.32248	$12.99434	872,659
01/01/2014 to 12/31/2014	$12.99434	$13.50263	839,150
01/01/2015 to 12/31/2015	$13.50263	$13.23437	575,512
01/01/2016 to 12/31/2016	$13.23437	$13.72389	480,426
01/01/2017 to 12/31/2017	$13.72389	$15.38431	501,045
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99796	$9.11678	12,349
01/01/2012 to 12/31/2012	$9.11678	$9.95090	23,304
01/01/2013 to 12/31/2013	$9.95090	$10.76063	80,042
01/01/2014 to 12/31/2014	$10.76063	$11.01087	76,476
01/01/2015 to 12/31/2015	$11.01087	$10.41889	38,762
01/01/2016 to 12/31/2016	$10.41889	$10.87175	16,391
01/01/2017 to 12/31/2017	$10.87175	$11.94375	14,100
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99796	$10.44187	16,708
01/01/2014 to 12/31/2014	$10.44187	$10.55060	57,827
01/01/2015 to 12/31/2015	$10.55060	$10.32010	47,306
01/01/2016 to 12/31/2016	$10.32010	$10.70703	26,571
01/01/2017 to 04/28/2017	$10.70703	$11.05877	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00739	$10.04039	63,236
01/01/2011 to 12/31/2011	$10.04039	$10.01505	45,426
01/01/2012 to 12/31/2012	$10.01505	$10.22803	49,538
01/01/2013 to 12/31/2013	$10.22803	$9.76064	94,443
01/01/2014 to 12/31/2014	$9.76064	$9.51233	123,171
01/01/2015 to 12/31/2015	$9.51233	$9.32415	104,293
01/01/2016 to 12/31/2016	$9.32415	$9.24531	70,290
01/01/2017 to 12/31/2017	$9.24531	$9.17300	82,418
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00631	$10.31195	622,197
01/01/2011 to 12/31/2011	$10.31195	$10.37954	456,300
01/01/2012 to 12/31/2012	$10.37954	$11.06872	345,283
01/01/2013 to 12/31/2013	$11.06872	$10.59913	206,735
01/01/2014 to 12/31/2014	$10.59913	$10.77703	217,756
01/01/2015 to 12/31/2015	$10.77703	$10.29127	136,639
01/01/2016 to 12/31/2016	$10.29127	$10.46427	113,899
01/01/2017 to 12/31/2017	$10.46427	$10.65381	140,816
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99796	$10.54302	80,193
01/01/2011 to 12/31/2011	$10.54302	$11.45859	2,472,379
01/01/2012 to 12/31/2012	$11.45859	$11.74962	1,919,457
01/01/2013 to 12/31/2013	$11.74962	$11.22594	1,239,985
01/01/2014 to 12/31/2014	$11.22594	$11.10738	987,067
01/01/2015 to 12/31/2015	$11.10738	$10.85316	1,086,922
01/01/2016 to 12/31/2016	$10.85316	$10.71056	1,012,651
01/01/2017 to 12/31/2017	$10.71056	$10.52566	8,108
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00666	$10.58558	0
01/01/2011 to 12/31/2011	$10.58558	$11.72901	2,429,111
01/01/2012 to 12/31/2012	$11.72901	$12.09527	2,263,019
01/01/2013 to 12/31/2013	$12.09527	$11.42806	1,421,602
01/01/2014 to 12/31/2014	$11.42806	$11.44485	940,028
01/01/2015 to 12/31/2015	$11.44485	$11.25485	936,756
01/01/2016 to 12/31/2016	$11.25485	$11.15643	814,769
01/01/2017 to 12/31/2017	$11.15643	$10.96128	1,387,610
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99796	$10.58852	0
01/01/2011 to 12/31/2011	$10.58852	$11.97953	0
01/01/2012 to 12/31/2012	$11.97953	$12.37024	374,875
01/01/2013 to 12/31/2013	$12.37024	$11.48409	280,972
01/01/2014 to 12/31/2014	$11.48409	$11.68045	200,501
01/01/2015 to 12/31/2015	$11.68045	$11.51634	204,999
01/01/2016 to 12/31/2016	$11.51634	$11.39736	172,933
01/01/2017 to 12/31/2017	$11.39736	$11.20350	96,826
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00878	$10.61916	0
01/01/2011 to 12/31/2011	$10.61916	$12.29423	29,254
01/01/2012 to 12/31/2012	$12.29423	$12.75042	2,188
01/01/2013 to 12/31/2013	$12.75042	$11.62755	228,095
01/01/2014 to 12/31/2014	$11.62755	$12.04130	321,228
01/01/2015 to 12/31/2015	$12.04130	$11.92562	364,920
01/01/2016 to 12/31/2016	$11.92562	$11.86174	216,810
01/01/2017 to 12/31/2017	$11.86174	$11.67424	141,712

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00772	$10.72043	978
01/01/2011 to 12/31/2011	$10.72043	$12.58139	4,587,235
01/01/2012 to 12/31/2012	$12.58139	$13.10650	4,061,820
01/01/2013 to 12/31/2013	$13.10650	$11.89035	2,516,801
01/01/2014 to 12/31/2014	$11.89035	$12.48997	2,385,868
01/01/2015 to 12/31/2015	$12.48997	$12.40123	2,384,935
01/01/2016 to 12/31/2016	$12.40123	$12.34409	2,138,547
01/01/2017 to 12/31/2017	$12.34409	$12.23276	1,675,148
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99796	$11.94123	1,442,676
01/01/2012 to 12/31/2012	$11.94123	$12.32942	2,659,203
01/01/2013 to 12/31/2013	$12.32942	$10.85512	2,306,731
01/01/2014 to 12/31/2014	$10.85512	$11.68722	1,749,443
01/01/2015 to 12/31/2015	$11.68722	$11.63989	2,152,724
01/01/2016 to 12/31/2016	$11.63989	$11.56285	2,084,946
01/01/2017 to 12/31/2017	$11.56285	$11.45727	1,514,685
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99729	$10.33005	487,479
01/01/2013 to 12/31/2013	$10.33005	$9.04911	3,451,066
01/01/2014 to 12/31/2014	$9.04911	$9.94137	1,617,369
01/01/2015 to 12/31/2015	$9.94137	$9.96039	28,223
01/01/2016 to 12/31/2016	$9.96039	$9.90260	107,728
01/01/2017 to 12/31/2017	$9.90260	$9.82436	21,059
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99864	$8.69147	1,148,155
01/01/2014 to 12/31/2014	$8.69147	$9.71567	574,997
01/01/2015 to 12/31/2015	$9.71567	$9.74683	35,621
01/01/2016 to 12/31/2016	$9.74683	$9.68987	20,197
01/01/2017 to 12/31/2017	$9.68987	$9.61216	194,575
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99864	$11.22813	386,757
01/01/2015 to 12/31/2015	$11.22813	$11.17187	3,228,698
01/01/2016 to 12/31/2016	$11.17187	$11.16802	349,993
01/01/2017 to 12/31/2017	$11.16802	$11.09442	151,916
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99864	$9.87207	403,572
01/01/2016 to 12/31/2016	$9.87207	$9.83071	1,937,013
01/01/2017 to 12/31/2017	$9.83071	$9.82266	1,343,129
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99729	$9.81421	2,418,167
01/01/2017 to 12/31/2017	$9.81421	$9.83141	1,682,707
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99728	$9.97034	68,956
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97113	$10.51922	8,068
01/01/2011 to 12/31/2011	$10.51922	$9.65932	3,549
01/01/2012 to 12/31/2012	$9.65932	$10.66921	4,479
01/01/2013 to 12/31/2013	$10.66921	$13.67898	4,082
01/01/2014 to 12/31/2014	$13.67898	$14.71360	3,602
01/01/2015 to 12/31/2015	$14.71360	$13.66921	1,659
01/01/2016 to 12/31/2016	$13.66921	$15.16804	3,147
01/01/2017 to 04/28/2017	$15.16804	$15.67195	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97713	$10.78911	1,596,099
01/01/2011 to 12/31/2011	$10.78911	$10.26974	1,181,764
01/01/2012 to 12/31/2012	$10.26974	$11.39253	1,104,640
01/01/2013 to 12/31/2013	$11.39253	$13.63408	1,007,030
01/01/2014 to 12/31/2014	$13.63408	$14.23039	995,598
01/01/2015 to 12/31/2015	$14.23039	$13.95576	628,367
01/01/2016 to 12/31/2016	$13.95576	$14.54546	493,812
01/01/2017 to 12/31/2017	$14.54546	$16.72864	679,646
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99796	$11.58193	2,749
01/01/2014 to 12/31/2014	$11.58193	$12.83593	3,571
01/01/2015 to 12/31/2015	$12.83593	$12.07417	2,710
01/01/2016 to 12/31/2016	$12.07417	$13.53352	15,257
01/01/2017 to 12/31/2017	$13.53352	$15.63273	28,890
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95935	$11.73793	30,547
01/01/2011 to 12/31/2011	$11.73793	$12.20547	27,769
01/01/2012 to 12/31/2012	$12.20547	$13.73334	33,487
01/01/2013 to 12/31/2013	$13.73334	$13.81662	14,725
01/01/2014 to 12/31/2014	$13.81662	$17.64499	15,378
01/01/2015 to 12/31/2015	$17.64499	$18.04655	13,375
01/01/2016 to 12/31/2016	$18.04655	$18.45338	9,334
01/01/2017 to 12/31/2017	$18.45338	$19.12691	7,724
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99796	$9.63552	16,618
01/01/2014 to 12/31/2014	$9.63552	$9.87909	38,604
01/01/2015 to 12/31/2015	$9.87909	$9.62758	16,127
01/01/2016 to 12/31/2016	$9.62758	$9.82133	6,007
01/01/2017 to 04/28/2017	$9.82133	$9.99848	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.83721	342,634
01/01/2011 to 12/31/2011	$10.83721	$10.31078	220,220
01/01/2012 to 12/31/2012	$10.31078	$11.42924	183,868
01/01/2013 to 12/31/2013	$11.42924	$13.29269	94,856
01/01/2014 to 12/31/2014	$13.29269	$13.70852	131,990
01/01/2015 to 10/16/2015	$13.70852	$13.58648	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97544	$10.97022	890,736
01/01/2011 to 12/31/2011	$10.97022	$10.54089	708,843
01/01/2012 to 12/31/2012	$10.54089	$11.37581	649,891
01/01/2013 to 12/31/2013	$11.37581	$12.73519	542,152
01/01/2014 to 12/31/2014	$12.73519	$12.81461	387,375
01/01/2015 to 12/31/2015	$12.81461	$12.62449	182,500
01/01/2016 to 12/31/2016	$12.62449	$12.83984	126,773
01/01/2017 to 12/31/2017	$12.83984	$14.58949	152,045
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.68893	591,324
01/01/2013 to 12/31/2013	$10.68893	$12.97878	349,409
01/01/2014 to 12/31/2014	$12.97878	$13.06316	327,788
01/01/2015 to 10/16/2015	$13.06316	$12.43621	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99796	$10.75656	64,398
01/01/2014 to 12/31/2014	$10.75656	$10.76156	53,744
01/01/2015 to 10/16/2015	$10.76156	$10.20589	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96963	$11.49847	11,236
01/01/2011 to 12/31/2011	$11.49847	$10.65192	8,549
01/01/2012 to 12/31/2012	$10.65192	$13.17581	10,521
01/01/2013 to 12/31/2013	$13.17581	$13.41175	4,913
01/01/2014 to 12/31/2014	$13.41175	$14.90483	5,804
01/01/2015 to 12/31/2015	$14.90483	$14.52657	4,523
01/01/2016 to 12/31/2016	$14.52657	$14.29846	3,436
01/01/2017 to 12/31/2017	$14.29846	$15.46761	4,183
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01796	$10.73720	44,209
01/01/2011 to 12/31/2011	$10.73720	$10.05997	20,803
01/01/2012 to 12/31/2012	$10.05997	$11.75277	15,515
01/01/2013 to 12/31/2013	$11.75277	$14.87450	9,700
01/01/2014 to 02/07/2014	$14.87450	$14.62066	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99121	$10.72163	26,329
01/01/2011 to 12/31/2011	$10.72163	$9.88213	13,186
01/01/2012 to 12/31/2012	$9.88213	$11.53551	18,556
01/01/2013 to 12/31/2013	$11.53551	$15.02752	18,917
01/01/2014 to 12/31/2014	$15.02752	$16.58454	13,744
01/01/2015 to 12/31/2015	$16.58454	$15.43061	17,805
01/01/2016 to 12/31/2016	$15.43061	$16.79083	17,236
01/01/2017 to 12/31/2017	$16.79083	$17.97714	29,297
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01928	$11.36976	50,219
01/01/2011 to 12/31/2011	$11.36976	$10.76129	40,255
01/01/2012 to 12/31/2012	$10.76129	$12.55624	33,008
01/01/2013 to 12/31/2013	$12.55624	$16.19167	22,614
01/01/2014 to 12/31/2014	$16.19167	$17.61574	28,716
01/01/2015 to 12/31/2015	$17.61574	$16.20705	256,572
01/01/2016 to 12/31/2016	$16.20705	$16.07090	220,219
01/01/2017 to 12/31/2017	$16.07090	$19.92575	243,921
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98771	$10.65857	225,964
01/01/2011 to 12/31/2011	$10.65857	$10.34518	147,454
01/01/2012 to 12/31/2012	$10.34518	$11.11353	103,290
01/01/2013 to 12/31/2013	$11.11353	$11.90604	51,885
01/01/2014 to 12/31/2014	$11.90604	$12.08366	82,864
01/01/2015 to 12/31/2015	$12.08366	$11.68036	60,730
01/01/2016 to 12/31/2016	$11.68036	$11.99377	37,974
01/01/2017 to 12/31/2017	$11.99377	$13.13801	86,730
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96459	$11.44456	94,641
01/01/2011 to 12/31/2011	$11.44456	$11.30993	41,071
01/01/2012 to 12/31/2012	$11.30993	$12.76351	31,161
01/01/2013 to 12/31/2013	$12.76351	$17.28357	90,823
01/01/2014 to 12/31/2014	$17.28357	$18.07377	166,317
01/01/2015 to 12/31/2015	$18.07377	$16.66225	147,332
01/01/2016 to 12/31/2016	$16.66225	$20.20706	124,603
01/01/2017 to 12/31/2017	$20.20706	$22.11604	77,236

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99797	$9.80382	85,277
01/01/2011 to 12/31/2011	$9.80382	$9.56603	104,231
01/01/2012 to 12/31/2012	$9.56603	$9.33180	59,497
01/01/2013 to 12/31/2013	$9.33180	$9.10326	23,231
01/01/2014 to 12/31/2014	$9.10326	$8.88014	18,379
01/01/2015 to 12/31/2015	$8.88014	$8.66263	27,666
01/01/2016 to 12/31/2016	$8.66263	$8.45098	25,976
01/01/2017 to 12/31/2017	$8.45098	$8.27271	15,886
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98394	$10.71987	75,583
01/01/2011 to 12/31/2011	$10.71987	$10.78949	80,740
01/01/2012 to 12/31/2012	$10.78949	$11.98506	32,851
01/01/2013 to 12/31/2013	$11.98506	$12.53095	41,481
01/01/2014 to 12/31/2014	$12.53095	$12.53665	45,865
01/01/2015 to 12/31/2015	$12.53665	$11.79366	21,054
01/01/2016 to 12/31/2016	$11.79366	$13.27686	16,680
01/01/2017 to 12/31/2017	$13.27686	$13.92023	11,910
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98995	$10.57650	24,005
01/01/2011 to 12/31/2011	$10.57650	$9.88604	16,219
01/01/2012 to 12/31/2012	$9.88604	$11.27190	13,356
01/01/2013 to 12/31/2013	$11.27190	$15.37897	23,784
01/01/2014 to 12/31/2014	$15.37897	$17.06442	19,246
01/01/2015 to 12/31/2015	$17.06442	$15.34183	9,024
01/01/2016 to 12/31/2016	$15.34183	$17.94319	6,864
01/01/2017 to 12/31/2017	$17.94319	$20.86445	9,319
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92879	$11.21224	36,793
01/01/2011 to 12/31/2011	$11.21224	$9.52422	23,113
01/01/2012 to 12/31/2012	$9.52422	$11.18271	28,321
01/01/2013 to 12/31/2013	$11.18271	$12.98759	15,968
01/01/2014 to 12/31/2014	$12.98759	$11.96938	13,433
01/01/2015 to 12/31/2015	$11.96938	$12.04366	8,198
01/01/2016 to 12/31/2016	$12.04366	$11.30530	4,913
01/01/2017 to 12/31/2017	$11.30530	$14.93641	13,025
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92866	$10.75268	30,014
01/01/2011 to 12/31/2011	$10.75268	$9.17316	19,353
01/01/2012 to 12/31/2012	$9.17316	$10.44038	11,831
01/01/2013 to 12/31/2013	$10.44038	$12.16729	4,612
01/01/2014 to 12/31/2014	$12.16729	$11.07349	6,281
01/01/2015 to 12/31/2015	$11.07349	$10.89035	7,999
01/01/2016 to 12/31/2016	$10.89035	$10.68584	3,620
01/01/2017 to 12/31/2017	$10.68584	$12.80298	12,849
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97620	$10.82869	341,662
01/01/2011 to 12/31/2011	$10.82869	$10.50361	210,711
01/01/2012 to 12/31/2012	$10.50361	$11.63772	164,830
01/01/2013 to 12/31/2013	$11.63772	$13.20113	77,929
01/01/2014 to 12/31/2014	$13.20113	$13.69735	99,223
01/01/2015 to 12/31/2015	$13.69735	$13.22187	63,531
01/01/2016 to 12/31/2016	$13.22187	$13.57172	39,306
01/01/2017 to 12/31/2017	$13.57172	$15.48512	52,770

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92131	$10.51577	34,974
01/01/2011 to 12/31/2011	$10.51577	$9.31972	17,022
01/01/2012 to 12/31/2012	$9.31972	$11.08286	17,036
01/01/2013 to 12/31/2013	$11.08286	$12.47210	12,129
01/01/2014 to 12/31/2014	$12.47210	$11.39201	16,267
01/01/2015 to 12/31/2015	$11.39201	$10.80224	8,830
01/01/2016 to 12/31/2016	$10.80224	$10.74176	8,656
01/01/2017 to 12/31/2017	$10.74176	$13.58465	18,572
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.54573	238,911
01/01/2011 to 12/31/2011	$10.54573	$10.31175	152,120
01/01/2012 to 12/31/2012	$10.31175	$11.13698	105,154
01/01/2013 to 12/31/2013	$11.13698	$12.06278	40,659
01/01/2014 to 12/31/2014	$12.06278	$12.40833	74,831
01/01/2015 to 12/31/2015	$12.40833	$12.08220	49,033
01/01/2016 to 12/31/2016	$12.08220	$12.23929	25,459
01/01/2017 to 12/31/2017	$12.23929	$13.39000	28,850
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97081	$10.73371	15,327
01/01/2011 to 12/31/2011	$10.73371	$10.54054	5,284
01/01/2012 to 12/31/2012	$10.54054	$11.84341	9,256
01/01/2013 to 12/31/2013	$11.84341	$15.76964	9,312
01/01/2014 to 12/31/2014	$15.76964	$16.84537	12,912
01/01/2015 to 12/31/2015	$16.84537	$18.18017	7,637
01/01/2016 to 12/31/2016	$18.18017	$17.47608	3,580
01/01/2017 to 12/31/2017	$17.47608	$23.15800	4,038
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99207	$11.26074	53,828
01/01/2011 to 12/31/2011	$11.26074	$10.88492	32,765
01/01/2012 to 12/31/2012	$10.88492	$11.92027	55,743
01/01/2013 to 12/31/2013	$11.92027	$15.88576	19,055
01/01/2014 to 12/31/2014	$15.88576	$17.13764	25,866
01/01/2015 to 12/31/2015	$17.13764	$18.40155	20,949
01/01/2016 to 12/31/2016	$18.40155	$18.95278	13,699
01/01/2017 to 12/31/2017	$18.95278	$24.58958	79,866
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98814	$10.77863	51,631
01/01/2011 to 12/31/2011	$10.77863	$11.58447	56,121
01/01/2012 to 12/31/2012	$11.58447	$11.97025	58,566
01/01/2013 to 12/31/2013	$11.97025	$11.44337	28,090
01/01/2014 to 12/31/2014	$11.44337	$11.87618	21,518
01/01/2015 to 12/31/2015	$11.87618	$11.51759	31,073
01/01/2016 to 12/31/2016	$11.51759	$11.52845	27,356
01/01/2017 to 12/31/2017	$11.52845	$11.62387	21,887
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98709	$10.85175	45,594
01/01/2011 to 12/31/2011	$10.85175	$10.25460	25,192
01/01/2012 to 12/31/2012	$10.25460	$12.31152	44,434
01/01/2013 to 12/31/2013	$12.31152	$15.32895	250,442
01/01/2014 to 12/31/2014	$15.32895	$15.49628	390,677
01/01/2015 to 12/31/2015	$15.49628	$14.89513	337,144
01/01/2016 to 12/31/2016	$14.89513	$15.56455	292,597
01/01/2017 to 12/31/2017	$15.56455	$18.80426	271,196

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.82739	11,152
01/01/2011 to 12/31/2011	$10.82739	$10.49984	7,990
01/01/2012 to 12/31/2012	$10.49984	$11.99213	13,797
01/01/2013 to 12/31/2013	$11.99213	$15.99255	13,770
01/01/2014 to 12/31/2014	$15.99255	$16.95954	17,533
01/01/2015 to 12/31/2015	$16.95954	$17.74002	6,507
01/01/2016 to 12/31/2016	$17.74002	$17.63717	8,393
01/01/2017 to 12/31/2017	$17.63717	$22.49002	10,235
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99797	$10.16591	0
01/01/2013 to 12/31/2013	$10.16591	$13.33883	1,838
01/01/2014 to 12/31/2014	$13.33883	$14.34158	4,476
01/01/2015 to 12/31/2015	$14.34158	$13.88901	8,589
01/01/2016 to 12/31/2016	$13.88901	$15.37133	17,345
01/01/2017 to 12/31/2017	$15.37133	$17.59610	15,011
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02787	$10.05654	0
01/01/2012 to 12/31/2012	$10.05654	$10.28770	1,309
01/01/2013 to 12/31/2013	$10.28770	$9.75126	836
01/01/2014 to 12/31/2014	$9.75126	$10.00237	3,831
01/01/2015 to 10/16/2015	$10.00237	$9.91123	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95826	$11.87634	59,541
01/01/2011 to 12/31/2011	$11.87634	$11.78118	26,730
01/01/2012 to 12/31/2012	$11.78118	$12.91513	22,976
01/01/2013 to 12/31/2013	$12.91513	$16.70727	173,528
01/01/2014 to 12/31/2014	$16.70727	$17.59191	258,052
01/01/2015 to 10/16/2015	$17.59191	$17.92317	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97239	$11.38176	16,063
01/01/2011 to 04/29/2011	$11.38176	$12.73250	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99052	$11.18938	42,785
01/01/2011 to 12/31/2011	$11.18938	$10.64447	24,128
01/01/2012 to 12/31/2012	$10.64447	$12.16168	21,619
01/01/2013 to 12/31/2013	$12.16168	$16.84763	25,421
01/01/2014 to 12/31/2014	$16.84763	$18.77699	38,138
01/01/2015 to 12/31/2015	$18.77699	$17.28431	19,628
01/01/2016 to 12/31/2016	$17.28431	$19.93589	34,177
01/01/2017 to 12/31/2017	$19.93589	$22.13065	27,496
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99797	$10.26668	41,111
01/01/2013 to 12/31/2013	$10.26668	$11.90955	14,343
01/01/2014 to 12/31/2014	$11.90955	$12.21473	8,586
01/01/2015 to 12/31/2015	$12.21473	$11.76755	5,699
01/01/2016 to 12/31/2016	$11.76755	$11.97612	3,661
01/01/2017 to 12/31/2017	$11.97612	$13.61042	4,200

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93844	$11.62845	130,854
01/01/2011 to 12/31/2011	$11.62845	$9.04437	81,312
01/01/2012 to 12/31/2012	$9.04437	$10.40420	66,882
01/01/2013 to 12/31/2013	$10.40420	$10.17201	36,025
01/01/2014 to 12/31/2014	$10.17201	$9.45806	36,857
01/01/2015 to 12/31/2015	$9.45806	$7.68289	33,548
01/01/2016 to 12/31/2016	$7.68289	$8.42163	33,302
01/01/2017 to 12/31/2017	$8.42163	$10.38308	34,105
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98893	$10.55451	912,631
01/01/2011 to 12/31/2011	$10.55451	$10.39894	867,086
01/01/2012 to 12/31/2012	$10.39894	$11.19608	823,343
01/01/2013 to 12/31/2013	$11.19608	$11.92788	359,644
01/01/2014 to 12/31/2014	$11.92788	$12.30764	365,749
01/01/2015 to 12/31/2015	$12.30764	$12.02328	214,879
01/01/2016 to 12/31/2016	$12.02328	$12.37743	139,923
01/01/2017 to 12/31/2017	$12.37743	$13.29818	136,125
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01788	$10.05643	1,632
01/01/2012 to 12/31/2012	$10.05643	$10.50712	7,271
01/01/2013 to 12/31/2013	$10.50712	$10.01269	8,073
01/01/2014 to 12/31/2014	$10.01269	$10.35944	12,604
01/01/2015 to 12/31/2015	$10.35944	$10.07855	11,295
01/01/2016 to 12/31/2016	$10.07855	$10.24604	11,002
01/01/2017 to 12/31/2017	$10.24604	$10.56250	36,554
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96296	$11.46234	817,470
01/01/2011 to 12/31/2011	$11.46234	$10.48701	565,331
01/01/2012 to 12/31/2012	$10.48701	$11.55136	525,857
01/01/2013 to 12/31/2013	$11.55136	$13.18697	317,423
01/01/2014 to 12/31/2014	$13.18697	$14.04719	330,365
01/01/2015 to 12/31/2015	$14.04719	$13.61907	376,974
01/01/2016 to 12/31/2016	$13.61907	$14.62732	289,500
01/01/2017 to 12/31/2017	$14.62732	$16.56694	650,981
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.84746	7,009
01/01/2011 to 12/31/2011	$10.84746	$10.94802	4,463
01/01/2012 to 12/31/2012	$10.94802	$12.68749	5,825
01/01/2013 to 12/31/2013	$12.68749	$16.39033	4,673
01/01/2014 to 12/31/2014	$16.39033	$18.74107	3,887
01/01/2015 to 12/31/2015	$18.74107	$18.84482	3,180
01/01/2016 to 12/31/2016	$18.84482	$21.11353	2,180
01/01/2017 to 12/31/2017	$21.11353	$25.18093	35,350
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.85121	0
01/01/2012 to 12/31/2012	$8.85121	$9.77011	0
01/01/2013 to 12/31/2013	$9.77011	$11.66555	0
01/01/2014 to 12/31/2014	$11.66555	$12.11951	0
01/01/2015 to 12/31/2015	$12.11951	$11.84042	0
01/01/2016 to 12/31/2016	$11.84042	$12.28129	0
01/01/2017 to 12/31/2017	$12.28129	$14.16066	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98702	$10.74242	311,912
01/01/2011 to 12/31/2011	$10.74242	$10.28929	241,024
01/01/2012 to 12/31/2012	$10.28929	$11.06887	177,803
01/01/2013 to 12/31/2013	$11.06887	$12.14092	86,879
01/01/2014 to 12/31/2014	$12.14092	$12.45207	127,810
01/01/2015 to 12/31/2015	$12.45207	$12.12681	119,962
01/01/2016 to 12/31/2016	$12.12681	$12.40004	82,582
01/01/2017 to 12/31/2017	$12.40004	$14.06069	110,198
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97721	$10.92906	570,607
01/01/2011 to 12/31/2011	$10.92906	$10.40712	312,482
01/01/2012 to 12/31/2012	$10.40712	$11.76622	290,473
01/01/2013 to 12/31/2013	$11.76622	$13.55097	188,522
01/01/2014 to 12/31/2014	$13.55097	$13.93711	252,092
01/01/2015 to 12/31/2015	$13.93711	$13.52184	328,390
01/01/2016 to 12/31/2016	$13.52184	$14.09077	236,921
01/01/2017 to 04/28/2017	$14.09077	$14.61851	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98185	$10.72160	1,021,850
01/01/2011 to 12/31/2011	$10.72160	$10.10574	781,192
01/01/2012 to 12/31/2012	$10.10574	$10.95563	780,262
01/01/2013 to 12/31/2013	$10.95563	$12.22641	551,473
01/01/2014 to 12/31/2014	$12.22641	$12.28900	412,273
01/01/2015 to 10/16/2015	$12.28900	$11.87577	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97129	$12.10887	33,912
01/01/2011 to 12/31/2011	$12.10887	$10.26372	33,764
01/01/2012 to 12/31/2012	$10.26372	$12.02157	22,467
01/01/2013 to 12/31/2013	$12.02157	$16.51317	12,832
01/01/2014 to 12/31/2014	$16.51317	$16.90455	15,327
01/01/2015 to 12/31/2015	$16.90455	$16.71051	8,714
01/01/2016 to 12/31/2016	$16.71051	$17.55716	5,631
01/01/2017 to 12/31/2017	$17.55716	$21.87116	7,099
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96034	$12.56702	45,553
01/01/2011 to 12/31/2011	$12.56702	$12.13960	23,037
01/01/2012 to 12/31/2012	$12.13960	$13.28352	29,382
01/01/2013 to 12/31/2013	$13.28352	$17.51609	16,872
01/01/2014 to 12/31/2014	$17.51609	$17.73947	16,895
01/01/2015 to 12/31/2015	$17.73947	$17.44072	12,939
01/01/2016 to 12/31/2016	$17.44072	$19.06913	12,440
01/01/2017 to 12/31/2017	$19.06913	$23.05233	10,494
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96377	$11.42118	38,857
01/01/2011 to 12/31/2011	$11.42118	$10.47587	19,315
01/01/2012 to 12/31/2012	$10.47587	$12.07466	28,319
01/01/2013 to 12/31/2013	$12.07466	$16.18447	27,508
01/01/2014 to 12/31/2014	$16.18447	$16.61963	25,283
01/01/2015 to 12/31/2015	$16.61963	$15.51363	17,612
01/01/2016 to 12/31/2016	$15.51363	$19.55435	17,351
01/01/2017 to 12/31/2017	$19.55435	$20.47823	12,893

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99166	$10.65016	702,454
01/01/2011 to 12/31/2011	$10.65016	$10.59574	558,590
01/01/2012 to 12/31/2012	$10.59574	$11.73064	483,571
01/01/2013 to 12/31/2013	$11.73064	$13.36952	331,507
01/01/2014 to 12/31/2014	$13.36952	$13.80879	338,148
01/01/2015 to 12/31/2015	$13.80879	$13.47606	322,942
01/01/2016 to 12/31/2016	$13.47606	$14.13850	230,437
01/01/2017 to 12/31/2017	$14.13850	$15.91827	312,404
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98530	$10.49613	28,621
01/01/2011 to 12/31/2011	$10.49613	$10.07151	29,967
01/01/2012 to 12/31/2012	$10.07151	$11.51919	25,122
01/01/2013 to 12/31/2013	$11.51919	$14.57283	20,594
01/01/2014 to 12/31/2014	$14.57283	$15.27731	25,194
01/01/2015 to 10/16/2015	$15.27731	$14.07245	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97054	$11.09254	98,460
01/01/2011 to 12/31/2011	$11.09254	$10.63770	65,252
01/01/2012 to 12/31/2012	$10.63770	$12.20110	78,203
01/01/2013 to 12/31/2013	$12.20110	$17.14257	160,881
01/01/2014 to 12/31/2014	$17.14257	$18.11822	201,746
01/01/2015 to 12/31/2015	$18.11822	$19.36822	155,918
01/01/2016 to 12/31/2016	$19.36822	$19.40469	133,959
01/01/2017 to 12/31/2017	$19.40469	$26.10277	96,583
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98557	$10.62574	24,907
01/01/2011 to 12/31/2011	$10.62574	$10.31479	10,609
01/01/2012 to 12/31/2012	$10.31479	$11.41003	30,132
01/01/2013 to 12/31/2013	$11.41003	$14.98514	14,322
01/01/2014 to 12/31/2014	$14.98514	$14.84571	21,676
01/01/2015 to 12/31/2015	$14.84571	$13.60370	22,986
01/01/2016 to 12/31/2016	$13.60370	$14.08438	13,032
01/01/2017 to 12/31/2017	$14.08438	$16.01470	10,161
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85922	$11.43090	183,850
01/01/2011 to 12/31/2011	$11.43090	$9.48762	118,919
01/01/2012 to 12/31/2012	$9.48762	$9.58963	80,259
01/01/2013 to 12/31/2013	$9.58963	$10.79343	37,681
01/01/2014 to 12/31/2014	$10.79343	$9.64854	47,806
01/01/2015 to 12/31/2015	$9.64854	$7.59992	41,232
01/01/2016 to 12/31/2016	$7.59992	$9.23919	33,980
01/01/2017 to 12/31/2017	$9.23919	$9.94245	37,014
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97965	$10.27029	26,234
01/01/2011 to 12/31/2011	$10.27029	$10.43240	30,635
01/01/2012 to 12/31/2012	$10.43240	$10.70810	14,739
01/01/2013 to 12/31/2013	$10.70810	$10.05368	4,933
01/01/2014 to 12/31/2014	$10.05368	$9.86192	6,787
01/01/2015 to 12/31/2015	$9.86192	$9.17597	4,206
01/01/2016 to 12/31/2016	$9.17597	$9.34166	6,392
01/01/2017 to 12/31/2017	$9.34166	$9.29945	5,797

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98822	$11.45566	20,289
01/01/2011 to 12/31/2011	$11.45566	$10.78976	17,086
01/01/2012 to 12/31/2012	$10.78976	$12.46281	11,167
01/01/2013 to 12/31/2013	$12.46281	$16.09848	12,525
01/01/2014 to 12/31/2014	$16.09848	$18.05487	10,400
01/01/2015 to 12/31/2015	$18.05487	$16.44857	4,238
01/01/2016 to 12/31/2016	$16.44857	$18.29245	2,336
01/01/2017 to 12/31/2017	$18.29245	$21.15246	2,695
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99796	$8.78899	16,039
01/01/2012 to 12/31/2012	$8.78899	$9.51705	6,547
01/01/2013 to 12/31/2013	$9.51705	$11.18739	50,917
01/01/2014 to 12/31/2014	$11.18739	$11.51400	58,403
01/01/2015 to 12/31/2015	$11.51400	$11.16085	52,167
01/01/2016 to 12/31/2016	$11.16085	$11.59846	29,921
01/01/2017 to 12/31/2017	$11.59846	$12.85320	27,000
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99796	$10.35895	123,918
01/01/2011 to 12/31/2011	$10.35895	$10.71447	80,875
01/01/2012 to 12/31/2012	$10.71447	$11.27233	70,859
01/01/2013 to 12/31/2013	$11.27233	$10.83198	287,441
01/01/2014 to 12/31/2014	$10.83198	$11.32715	470,275
01/01/2015 to 12/31/2015	$11.32715	$11.18621	405,110
01/01/2016 to 12/31/2016	$11.18621	$11.47470	354,785
01/01/2017 to 12/31/2017	$11.47470	$11.90051	417,349
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97049	$10.59823	1,028,675
01/01/2011 to 12/31/2011	$10.59823	$10.16626	659,614
01/01/2012 to 09/21/2012	$10.16626	$11.32227	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96709	$10.73250	2,607,318
01/01/2011 to 12/31/2011	$10.73250	$10.17073	4,239,341
01/01/2012 to 12/31/2012	$10.17073	$11.14493	6,194,491
01/01/2013 to 12/31/2013	$11.14493	$11.93170	6,373,739
01/01/2014 to 12/31/2014	$11.93170	$12.05900	5,796,295
01/01/2015 to 12/31/2015	$12.05900	$11.36153	4,434,513
01/01/2016 to 12/31/2016	$11.36153	$11.76201	3,835,274
01/01/2017 to 12/31/2017	$11.76201	$12.89231	3,901,271
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97777	$10.83775	2,204,063
01/01/2011 to 12/31/2011	$10.83775	$10.56281	4,356,169
01/01/2012 to 12/31/2012	$10.56281	$11.68600	7,609,369
01/01/2013 to 12/31/2013	$11.68600	$13.25989	7,834,515
01/01/2014 to 12/31/2014	$13.25989	$13.69694	7,468,668
01/01/2015 to 12/31/2015	$13.69694	$13.44106	6,664,929
01/01/2016 to 12/31/2016	$13.44106	$14.01571	5,629,897
01/01/2017 to 12/31/2017	$14.01571	$15.95502	5,582,859
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00630	$10.73316	113,776
01/01/2011 to 12/31/2011	$10.73316	$10.82243	197,585
01/01/2012 to 05/04/2012	$10.82243	$11.71793	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98805	$10.69113	3,011,825
01/01/2011 to 12/31/2011	$10.69113	$10.28178	5,332,597
01/01/2012 to 12/31/2012	$10.28178	$11.25754	8,208,915
01/01/2013 to 12/31/2013	$11.25754	$12.89341	8,525,474
01/01/2014 to 12/31/2014	$12.89341	$13.37030	8,066,910
01/01/2015 to 12/31/2015	$13.37030	$13.07789	7,472,148
01/01/2016 to 12/31/2016	$13.07789	$13.53403	6,806,256
01/01/2017 to 12/31/2017	$13.53403	$15.14039	6,760,606
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	806,990
01/01/2012 to 12/31/2012	$9.10428	$9.91691	1,943,918
01/01/2013 to 12/31/2013	$9.91691	$10.70194	1,950,366
01/01/2014 to 12/31/2014	$10.70194	$10.92829	1,907,607
01/01/2015 to 12/31/2015	$10.92829	$10.31939	1,795,103
01/01/2016 to 12/31/2016	$10.31939	$10.74584	1,647,753
01/01/2017 to 12/31/2017	$10.74584	$11.78131	1,669,581
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99779	$10.42723	70,509
01/01/2014 to 12/31/2014	$10.42723	$10.51424	84,097
01/01/2015 to 12/31/2015	$10.51424	$10.26349	96,284
01/01/2016 to 12/31/2016	$10.26349	$10.62639	120,150
01/01/2017 to 04/28/2017	$10.62639	$10.96818	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00722	$10.02388	70,985
01/01/2011 to 12/31/2011	$10.02388	$9.97809	210,539
01/01/2012 to 12/31/2012	$9.97809	$10.16918	266,496
01/01/2013 to 12/31/2013	$10.16918	$9.68440	251,734
01/01/2014 to 12/31/2014	$9.68440	$9.41855	205,549
01/01/2015 to 12/31/2015	$9.41855	$9.21319	183,650
01/01/2016 to 12/31/2016	$9.21319	$9.11634	178,897
01/01/2017 to 12/31/2017	$9.11634	$9.02683	197,715
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00614	$10.29498	1,860,843
01/01/2011 to 12/31/2011	$10.29498	$10.34127	3,004,507
01/01/2012 to 12/31/2012	$10.34127	$11.00518	4,568,519
01/01/2013 to 12/31/2013	$11.00518	$10.51669	4,613,033
01/01/2014 to 12/31/2014	$10.51669	$10.67123	4,173,685
01/01/2015 to 12/31/2015	$10.67123	$10.16942	3,399,872
01/01/2016 to 12/31/2016	$10.16942	$10.31918	3,088,934
01/01/2017 to 12/31/2017	$10.31918	$10.48466	3,338,469
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97096	$10.50177	75,645
01/01/2011 to 12/31/2011	$10.50177	$9.62357	114,325
01/01/2012 to 12/31/2012	$9.62357	$10.60791	163,819
01/01/2013 to 12/31/2013	$10.60791	$13.57271	187,127
01/01/2014 to 12/31/2014	$13.57271	$14.56936	178,806
01/01/2015 to 12/31/2015	$14.56936	$13.50731	175,202
01/01/2016 to 12/31/2016	$13.50731	$14.95771	160,209
01/01/2017 to 04/28/2017	$14.95771	$15.44433	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97696	$10.77122	3,042,353
01/01/2011 to 12/31/2011	$10.77122	$10.23176	4,508,569
01/01/2012 to 12/31/2012	$10.23176	$11.32704	7,481,046
01/01/2013 to 12/31/2013	$11.32704	$13.52792	8,144,806
01/01/2014 to 12/31/2014	$13.52792	$14.09066	8,188,275
01/01/2015 to 12/31/2015	$14.09066	$13.79042	7,716,721
01/01/2016 to 12/31/2016	$13.79042	$14.34367	6,862,185
01/01/2017 to 12/31/2017	$14.34367	$16.46294	6,816,646
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	18,728
01/01/2014 to 12/31/2014	$11.56161	$12.78708	37,800
01/01/2015 to 12/31/2015	$12.78708	$12.00361	51,364
01/01/2016 to 12/31/2016	$12.00361	$13.42687	152,375
01/01/2017 to 12/31/2017	$13.42687	$15.47778	231,919
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95918	$11.71858	133,723
01/01/2011 to 12/31/2011	$11.71858	$12.16046	197,922
01/01/2012 to 12/31/2012	$12.16046	$13.65459	328,967
01/01/2013 to 12/31/2013	$13.65459	$13.70926	327,378
01/01/2014 to 12/31/2014	$13.70926	$17.47202	297,918
01/01/2015 to 12/31/2015	$17.47202	$17.83308	258,221
01/01/2016 to 12/31/2016	$17.83308	$18.19786	265,195
01/01/2017 to 12/31/2017	$18.19786	$18.82341	248,186

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99779	$9.62212	82,966
01/01/2014 to 12/31/2014	$9.62212	$9.84515	120,421
01/01/2015 to 12/31/2015	$9.84515	$9.57495	140,151
01/01/2016 to 12/31/2016	$9.57495	$9.74774	251,314
01/01/2017 to 04/28/2017	$9.74774	$9.91689	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.81934	913,874
01/01/2011 to 12/31/2011	$10.81934	$10.27269	1,978,648
01/01/2012 to 12/31/2012	$10.27269	$11.36370	3,526,680
01/01/2013 to 12/31/2013	$11.36370	$13.18933	3,734,190
01/01/2014 to 12/31/2014	$13.18933	$13.57410	3,651,173
01/01/2015 to 10/16/2015	$13.57410	$13.43135	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97527	$10.95228	1,431,400
01/01/2011 to 12/31/2011	$10.95228	$10.50216	3,032,510
01/01/2012 to 12/31/2012	$10.50216	$11.31067	4,832,563
01/01/2013 to 12/31/2013	$11.31067	$12.63622	5,486,700
01/01/2014 to 12/31/2014	$12.63622	$12.68900	4,715,513
01/01/2015 to 12/31/2015	$12.68900	$12.47514	4,320,790
01/01/2016 to 12/31/2016	$12.47514	$12.66192	3,768,090
01/01/2017 to 12/31/2017	$12.66192	$14.35791	3,692,544
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.67407	5,269,795
01/01/2013 to 12/31/2013	$10.67407	$12.93425	5,554,950
01/01/2014 to 12/31/2014	$12.93425	$12.99162	5,203,551
01/01/2015 to 10/16/2015	$12.99162	$12.34804	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99779	$10.74149	239,581
01/01/2014 to 12/31/2014	$10.74149	$10.72441	245,505
01/01/2015 to 10/16/2015	$10.72441	$10.15414	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96946	$11.47951	56,998
01/01/2011 to 12/31/2011	$11.47951	$10.61265	93,524
01/01/2012 to 12/31/2012	$10.61265	$13.10012	154,538
01/01/2013 to 12/31/2013	$13.10012	$13.30738	178,127
01/01/2014 to 12/31/2014	$13.30738	$14.75863	163,197
01/01/2015 to 12/31/2015	$14.75863	$14.35460	130,087
01/01/2016 to 12/31/2016	$14.35460	$14.10026	200,557
01/01/2017 to 12/31/2017	$14.10026	$15.22212	200,161
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01779	$10.71951	108,207
01/01/2011 to 12/31/2011	$10.71951	$10.02285	170,674
01/01/2012 to 12/31/2012	$10.02285	$11.68525	248,683
01/01/2013 to 12/31/2013	$11.68525	$14.75879	256,623
01/01/2014 to 02/07/2014	$14.75879	$14.50381	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99104	$10.70391	95,897
01/01/2011 to 12/31/2011	$10.70391	$9.84561	108,044
01/01/2012 to 12/31/2012	$9.84561	$11.46924	164,947
01/01/2013 to 12/31/2013	$11.46924	$14.91069	180,421
01/01/2014 to 12/31/2014	$14.91069	$16.42190	185,131
01/01/2015 to 12/31/2015	$16.42190	$15.24786	322,889
01/01/2016 to 12/31/2016	$15.24786	$16.55809	278,225
01/01/2017 to 12/31/2017	$16.55809	$17.69173	432,796

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01911	$11.35110	184,610
01/01/2011 to 12/31/2011	$11.35110	$10.72176	204,399
01/01/2012 to 12/31/2012	$10.72176	$12.48443	315,523
01/01/2013 to 12/31/2013	$12.48443	$16.06629	366,027
01/01/2014 to 12/31/2014	$16.06629	$17.44354	356,541
01/01/2015 to 12/31/2015	$17.44354	$16.01585	617,499
01/01/2016 to 12/31/2016	$16.01585	$15.84884	566,325
01/01/2017 to 12/31/2017	$15.84884	$19.61030	579,438
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98754	$10.64093	1,152,390
01/01/2011 to 12/31/2011	$10.64093	$10.30697	2,246,399
01/01/2012 to 12/31/2012	$10.30697	$11.04976	3,530,504
01/01/2013 to 12/31/2013	$11.04976	$11.81336	3,476,933
01/01/2014 to 12/31/2014	$11.81336	$11.96511	3,155,584
01/01/2015 to 12/31/2015	$11.96511	$11.54211	2,598,054
01/01/2016 to 12/31/2016	$11.54211	$11.82752	2,308,552
01/01/2017 to 12/31/2017	$11.82752	$12.92935	2,455,092
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96442	$11.42557	171,284
01/01/2011 to 12/31/2011	$11.42557	$11.26813	248,551
01/01/2012 to 12/31/2012	$11.26813	$12.69009	365,989
01/01/2013 to 12/31/2013	$12.69009	$17.14902	398,969
01/01/2014 to 12/31/2014	$17.14902	$17.89632	406,716
01/01/2015 to 12/31/2015	$17.89632	$16.46480	347,254
01/01/2016 to 12/31/2016	$16.46480	$19.92663	310,486
01/01/2017 to 12/31/2017	$19.92663	$21.76456	314,872
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99780	$9.78749	384,493
01/01/2011 to 12/31/2011	$9.78749	$9.53079	795,470
01/01/2012 to 12/31/2012	$9.53079	$9.27839	815,092
01/01/2013 to 12/31/2013	$9.27839	$9.03243	699,730
01/01/2014 to 12/31/2014	$9.03243	$8.79316	485,524
01/01/2015 to 12/31/2015	$8.79316	$8.56022	394,506
01/01/2016 to 12/31/2016	$8.56022	$8.33397	433,012
01/01/2017 to 12/31/2017	$8.33397	$8.14140	306,293
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98377	$10.70219	110,533
01/01/2011 to 12/31/2011	$10.70219	$10.74978	210,383
01/01/2012 to 12/31/2012	$10.74978	$11.91634	399,969
01/01/2013 to 12/31/2013	$11.91634	$12.43356	391,075
01/01/2014 to 12/31/2014	$12.43356	$12.41372	395,384
01/01/2015 to 12/31/2015	$12.41372	$11.65412	307,926
01/01/2016 to 12/31/2016	$11.65412	$13.09284	293,445
01/01/2017 to 12/31/2017	$13.09284	$13.69916	301,623
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98978	$10.55912	37,714
01/01/2011 to 12/31/2011	$10.55912	$9.84961	47,578
01/01/2012 to 12/31/2012	$9.84961	$11.20732	69,207
01/01/2013 to 12/31/2013	$11.20732	$15.25943	147,400
01/01/2014 to 12/31/2014	$15.25943	$16.89710	194,934
01/01/2015 to 12/31/2015	$16.89710	$15.16026	158,045
01/01/2016 to 12/31/2016	$15.16026	$17.69458	146,770
01/01/2017 to 12/31/2017	$17.69458	$20.53331	198,479

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92862	$11.19364	60,668
01/01/2011 to 12/31/2011	$11.19364	$9.48900	134,692
01/01/2012 to 12/31/2012	$9.48900	$11.11855	200,665
01/01/2013 to 12/31/2013	$11.11855	$12.88679	210,468
01/01/2014 to 12/31/2014	$12.88679	$11.85214	231,201
01/01/2015 to 12/31/2015	$11.85214	$11.90123	206,216
01/01/2016 to 12/31/2016	$11.90123	$11.14884	160,266
01/01/2017 to 12/31/2017	$11.14884	$14.69964	170,829
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92849	$10.73490	75,016
01/01/2011 to 12/31/2011	$10.73490	$9.13924	108,766
01/01/2012 to 12/31/2012	$9.13924	$10.38038	155,524
01/01/2013 to 12/31/2013	$10.38038	$12.07267	145,297
01/01/2014 to 12/31/2014	$12.07267	$10.96478	156,094
01/01/2015 to 12/31/2015	$10.96478	$10.76140	131,430
01/01/2016 to 12/31/2016	$10.76140	$10.53779	118,961
01/01/2017 to 12/31/2017	$10.53779	$12.59981	124,963
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00602	$10.54049	1,140
01/01/2011 to 12/31/2011	$10.54049	$11.53880	15,464,438
01/01/2012 to 12/31/2012	$11.53880	$12.28868	7,485,052
01/01/2013 to 12/31/2013	$12.28868	$11.58223	2,361,373
01/01/2014 to 12/31/2014	$11.58223	$12.03404	3,082,363
01/01/2015 to 12/31/2015	$12.03404	$11.85253	10,767,513
01/01/2016 to 12/31/2016	$11.85253	$12.02429	12,544,990
01/01/2017 to 12/31/2017	$12.02429	$12.21130	6,765,027
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97603	$10.81090	837,082
01/01/2011 to 12/31/2011	$10.81090	$10.46494	1,426,639
01/01/2012 to 12/31/2012	$10.46494	$11.57098	2,617,414
01/01/2013 to 12/31/2013	$11.57098	$13.09846	2,715,029
01/01/2014 to 12/31/2014	$13.09846	$13.56294	2,462,759
01/01/2015 to 12/31/2015	$13.56294	$13.06511	2,161,533
01/01/2016 to 12/31/2016	$13.06511	$13.38343	2,015,037
01/01/2017 to 12/31/2017	$13.38343	$15.23911	1,978,890
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92114	$10.49844	146,439
01/01/2011 to 12/31/2011	$10.49844	$9.28539	214,482
01/01/2012 to 12/31/2012	$9.28539	$11.01934	305,947
01/01/2013 to 12/31/2013	$11.01934	$12.37519	329,642
01/01/2014 to 12/31/2014	$12.37519	$11.28033	368,510
01/01/2015 to 12/31/2015	$11.28033	$10.67450	277,826
01/01/2016 to 12/31/2016	$10.67450	$10.59313	230,453
01/01/2017 to 12/31/2017	$10.59313	$13.36944	252,413
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.52832	921,227
01/01/2011 to 12/31/2011	$10.52832	$10.27372	2,001,048
01/01/2012 to 12/31/2012	$10.27372	$11.07307	3,936,526
01/01/2013 to 12/31/2013	$11.07307	$11.96897	3,306,177
01/01/2014 to 12/31/2014	$11.96897	$12.28674	3,135,270
01/01/2015 to 12/31/2015	$12.28674	$11.93934	2,669,890
01/01/2016 to 12/31/2016	$11.93934	$12.06984	2,337,338
01/01/2017 to 12/31/2017	$12.06984	$13.17767	2,326,836

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97064	$10.71595	55,253
01/01/2011 to 12/31/2011	$10.71595	$10.50154	132,378
01/01/2012 to 12/31/2012	$10.50154	$11.77530	209,722
01/01/2013 to 12/31/2013	$11.77530	$15.64685	221,096
01/01/2014 to 12/31/2014	$15.64685	$16.67993	264,855
01/01/2015 to 12/31/2015	$16.67993	$17.96475	248,293
01/01/2016 to 12/31/2016	$17.96475	$17.23369	245,584
01/01/2017 to 12/31/2017	$17.23369	$22.79010	240,285
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99190	$11.24220	133,562
01/01/2011 to 12/31/2011	$11.24220	$10.84477	187,503
01/01/2012 to 12/31/2012	$10.84477	$11.85183	256,231
01/01/2013 to 12/31/2013	$11.85183	$15.76207	227,050
01/01/2014 to 12/31/2014	$15.76207	$16.96941	402,606
01/01/2015 to 12/31/2015	$16.96941	$18.18359	292,993
01/01/2016 to 12/31/2016	$18.18359	$18.69009	284,066
01/01/2017 to 12/31/2017	$18.69009	$24.19932	266,586
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98797	$10.76076	64,881
01/01/2011 to 12/31/2011	$10.76076	$11.54178	375,367
01/01/2012 to 12/31/2012	$11.54178	$11.90163	799,336
01/01/2013 to 12/31/2013	$11.90163	$11.35445	841,093
01/01/2014 to 12/31/2014	$11.35445	$11.75977	871,325
01/01/2015 to 12/31/2015	$11.75977	$11.38134	948,860
01/01/2016 to 12/31/2016	$11.38134	$11.36871	894,206
01/01/2017 to 12/31/2017	$11.36871	$11.43938	960,339
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98692	$10.83391	85,073
01/01/2011 to 12/31/2011	$10.83391	$10.21681	153,347
01/01/2012 to 12/31/2012	$10.21681	$12.24103	231,475
01/01/2013 to 12/31/2013	$12.24103	$15.20990	285,827
01/01/2014 to 12/31/2014	$15.20990	$15.34428	309,145
01/01/2015 to 12/31/2015	$15.34428	$14.71874	297,562
01/01/2016 to 12/31/2016	$14.71874	$15.34863	301,446
01/01/2017 to 12/31/2017	$15.34863	$18.50555	325,231
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.80961	33,620
01/01/2011 to 12/31/2011	$10.80961	$10.46110	68,364
01/01/2012 to 12/31/2012	$10.46110	$11.92323	154,835
01/01/2013 to 12/31/2013	$11.92323	$15.86808	170,897
01/01/2014 to 12/31/2014	$15.86808	$16.79310	176,483
01/01/2015 to 12/31/2015	$16.79310	$17.52995	133,536
01/01/2016 to 12/31/2016	$17.52995	$17.39268	126,738
01/01/2017 to 12/31/2017	$17.39268	$22.13306	123,340
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	162
01/01/2013 to 12/31/2013	$10.15815	$13.30115	23,898
01/01/2014 to 12/31/2014	$13.30115	$14.27186	61,683
01/01/2015 to 12/31/2015	$14.27186	$13.79315	118,192
01/01/2016 to 12/31/2016	$13.79315	$15.23403	137,209
01/01/2017 to 12/31/2017	$15.23403	$17.40332	86,311

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02770	$10.05299	20,540
01/01/2012 to 12/31/2012	$10.05299	$10.26297	82,575
01/01/2013 to 12/31/2013	$10.26297	$9.70796	102,816
01/01/2014 to 12/31/2014	$9.70796	$9.93759	145,956
01/01/2015 to 10/16/2015	$9.93759	$9.83105	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95809	$11.85666	92,495
01/01/2011 to 12/31/2011	$11.85666	$11.73773	215,587
01/01/2012 to 12/31/2012	$11.73773	$12.84108	324,519
01/01/2013 to 12/31/2013	$12.84108	$16.57758	324,023
01/01/2014 to 12/31/2014	$16.57758	$17.41947	317,576
01/01/2015 to 10/16/2015	$17.41947	$17.71864	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97222	$11.36309	47,116
01/01/2011 to 04/29/2011	$11.36309	$12.70311	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99035	$11.17095	121,123
01/01/2011 to 12/31/2011	$11.17095	$10.60520	210,254
01/01/2012 to 12/31/2012	$10.60520	$12.09193	316,073
01/01/2013 to 12/31/2013	$12.09193	$16.71665	337,655
01/01/2014 to 12/31/2014	$16.71665	$18.59276	307,908
01/01/2015 to 12/31/2015	$18.59276	$17.07971	282,305
01/01/2016 to 12/31/2016	$17.07971	$19.65957	270,216
01/01/2017 to 12/31/2017	$19.65957	$21.77933	278,520
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	436,436
01/01/2013 to 12/31/2013	$10.25246	$11.86864	513,817
01/01/2014 to 12/31/2014	$11.86864	$12.14784	463,156
01/01/2015 to 12/31/2015	$12.14784	$11.67915	418,137
01/01/2016 to 12/31/2016	$11.67915	$11.86182	409,293
01/01/2017 to 12/31/2017	$11.86182	$13.45301	414,401
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93827	$11.60926	267,556
01/01/2011 to 12/31/2011	$11.60926	$9.01089	389,169
01/01/2012 to 12/31/2012	$9.01089	$10.34449	578,018
01/01/2013 to 12/31/2013	$10.34449	$10.09286	590,357
01/01/2014 to 12/31/2014	$10.09286	$9.36519	619,777
01/01/2015 to 12/31/2015	$9.36519	$7.59191	533,417
01/01/2016 to 12/31/2016	$7.59191	$8.30490	536,066
01/01/2017 to 12/31/2017	$8.30490	$10.21823	555,643
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98876	$10.53708	3,395,853
01/01/2011 to 12/31/2011	$10.53708	$10.36047	7,654,853
01/01/2012 to 12/31/2012	$10.36047	$11.13174	11,371,344
01/01/2013 to 12/31/2013	$11.13174	$11.83502	10,551,404
01/01/2014 to 12/31/2014	$11.83502	$12.18676	9,826,287
01/01/2015 to 12/31/2015	$12.18676	$11.88092	8,900,317
01/01/2016 to 12/31/2016	$11.88092	$12.20594	8,037,311
01/01/2017 to 12/31/2017	$12.20594	$13.08723	7,782,815

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	45,844
01/01/2012 to 12/31/2012	$10.05292	$10.48178	249,288
01/01/2013 to 12/31/2013	$10.48178	$9.96795	156,945
01/01/2014 to 12/31/2014	$9.96795	$10.29191	247,369
01/01/2015 to 12/31/2015	$10.29191	$9.99230	266,616
01/01/2016 to 12/31/2016	$9.99230	$10.13767	342,862
01/01/2017 to 12/31/2017	$10.13767	$10.42943	390,803
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96279	$11.44353	1,885,760
01/01/2011 to 12/31/2011	$11.44353	$10.44833	3,540,476
01/01/2012 to 12/31/2012	$10.44833	$11.48513	5,823,776
01/01/2013 to 12/31/2013	$11.48513	$13.08456	5,797,908
01/01/2014 to 12/31/2014	$13.08456	$13.90949	5,198,029
01/01/2015 to 12/31/2015	$13.90949	$13.45787	8,418,835
01/01/2016 to 12/31/2016	$13.45787	$14.42467	7,732,265
01/01/2017 to 12/31/2017	$14.42467	$16.30407	12,907,990
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.82950	23,171
01/01/2011 to 12/31/2011	$10.82950	$10.90755	39,716
01/01/2012 to 12/31/2012	$10.90755	$12.61475	83,213
01/01/2013 to 12/31/2013	$12.61475	$16.26289	92,520
01/01/2014 to 12/31/2014	$16.26289	$18.55708	110,079
01/01/2015 to 12/31/2015	$18.55708	$18.62161	106,407
01/01/2016 to 12/31/2016	$18.62161	$20.82083	133,577
01/01/2017 to 12/31/2017	$20.82083	$24.78111	138,328
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98685	$10.72465	1,315,732
01/01/2011 to 12/31/2011	$10.72465	$10.25133	2,875,051
01/01/2012 to 12/31/2012	$10.25133	$11.00532	4,702,376
01/01/2013 to 12/31/2013	$11.00532	$12.04658	4,739,593
01/01/2014 to 12/31/2014	$12.04658	$12.33012	4,483,245
01/01/2015 to 12/31/2015	$12.33012	$11.98349	4,153,755
01/01/2016 to 12/31/2016	$11.98349	$12.22836	3,736,811
01/01/2017 to 12/31/2017	$12.22836	$13.83777	3,727,689
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97705	$10.91101	1,191,221
01/01/2011 to 12/31/2011	$10.91101	$10.36853	2,226,953
01/01/2012 to 12/31/2012	$10.36853	$11.69845	3,715,053
01/01/2013 to 12/31/2013	$11.69845	$13.44539	3,957,735
01/01/2014 to 12/31/2014	$13.44539	$13.80017	3,815,032
01/01/2015 to 12/31/2015	$13.80017	$13.36158	6,167,826
01/01/2016 to 12/31/2016	$13.36158	$13.89531	5,527,394
01/01/2017 to 04/28/2017	$13.89531	$14.40603	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98168	$10.70383	1,846,655
01/01/2011 to 12/31/2011	$10.70383	$10.06844	3,184,156
01/01/2012 to 12/31/2012	$10.06844	$10.89276	4,671,671
01/01/2013 to 12/31/2013	$10.89276	$12.13118	4,540,410
01/01/2014 to 12/31/2014	$12.13118	$12.16820	4,150,037
01/01/2015 to 10/16/2015	$12.16820	$11.73987	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97113	$12.08899	58,577
01/01/2011 to 12/31/2011	$12.08899	$10.22587	134,490
01/01/2012 to 12/31/2012	$10.22587	$11.95271	200,702
01/01/2013 to 12/31/2013	$11.95271	$16.38515	182,609
01/01/2014 to 12/31/2014	$16.38515	$16.73910	219,628
01/01/2015 to 12/31/2015	$16.73910	$16.51302	166,053
01/01/2016 to 12/31/2016	$16.51302	$17.31423	135,323
01/01/2017 to 12/31/2017	$17.31423	$21.52443	144,807
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96018	$12.54628	81,960
01/01/2011 to 12/31/2011	$12.54628	$12.09469	219,231
01/01/2012 to 12/31/2012	$12.09469	$13.20715	296,633
01/01/2013 to 12/31/2013	$13.20715	$17.37966	305,482
01/01/2014 to 12/31/2014	$17.37966	$17.56522	335,051
01/01/2015 to 12/31/2015	$17.56522	$17.23406	261,122
01/01/2016 to 12/31/2016	$17.23406	$18.80471	238,003
01/01/2017 to 12/31/2017	$18.80471	$22.68628	254,754
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96360	$11.40240	63,907
01/01/2011 to 12/31/2011	$11.40240	$10.43726	105,524
01/01/2012 to 12/31/2012	$10.43726	$12.00540	182,123
01/01/2013 to 12/31/2013	$12.00540	$16.05869	196,351
01/01/2014 to 12/31/2014	$16.05869	$16.45684	177,782
01/01/2015 to 12/31/2015	$16.45684	$15.33019	138,863
01/01/2016 to 12/31/2016	$15.33019	$19.28355	124,595
01/01/2017 to 12/31/2017	$19.28355	$20.15332	145,339
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99149	$10.63263	3,056,476
01/01/2011 to 12/31/2011	$10.63263	$10.55669	6,317,043
01/01/2012 to 12/31/2012	$10.55669	$11.66351	10,361,915
01/01/2013 to 12/31/2013	$11.66351	$13.26590	10,816,978
01/01/2014 to 12/31/2014	$13.26590	$13.67370	10,335,887
01/01/2015 to 12/31/2015	$13.67370	$13.31698	12,630,589
01/01/2016 to 12/31/2016	$13.31698	$13.94297	11,944,129
01/01/2017 to 12/31/2017	$13.94297	$15.66594	11,724,570
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98513	$10.47879	59,727
01/01/2011 to 12/31/2011	$10.47879	$10.03434	79,549
01/01/2012 to 12/31/2012	$10.03434	$11.45309	227,896
01/01/2013 to 12/31/2013	$11.45309	$14.45957	231,755
01/01/2014 to 12/31/2014	$14.45957	$15.12754	228,372
01/01/2015 to 10/16/2015	$15.12754	$13.91192	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97037	$11.07430	151,662
01/01/2011 to 12/31/2011	$11.07430	$10.59848	231,225
01/01/2012 to 12/31/2012	$10.59848	$12.13131	362,542
01/01/2013 to 12/31/2013	$12.13131	$17.00959	456,949
01/01/2014 to 12/31/2014	$17.00959	$17.94075	508,972
01/01/2015 to 12/31/2015	$17.94075	$19.13904	436,753
01/01/2016 to 12/31/2016	$19.13904	$19.13591	437,856
01/01/2017 to 12/31/2017	$19.13591	$25.68878	472,424
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98540	$10.60814	23,051
01/01/2011 to 12/31/2011	$10.60814	$10.27671	139,257
01/01/2012 to 12/31/2012	$10.27671	$11.34461	234,111
01/01/2013 to 12/31/2013	$11.34461	$14.86856	206,389
01/01/2014 to 12/31/2014	$14.86856	$14.70015	187,743
01/01/2015 to 12/31/2015	$14.70015	$13.44274	147,860
01/01/2016 to 12/31/2016	$13.44274	$13.88942	143,641
01/01/2017 to 12/31/2017	$13.88942	$15.76072	152,159
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85905	$11.41201	334,474
01/01/2011 to 12/31/2011	$11.41201	$9.45249	565,931
01/01/2012 to 12/31/2012	$9.45249	$9.53436	873,791
01/01/2013 to 12/31/2013	$9.53436	$10.70927	797,905
01/01/2014 to 12/31/2014	$10.70927	$9.55363	817,944
01/01/2015 to 12/31/2015	$9.55363	$7.50961	737,188
01/01/2016 to 12/31/2016	$7.50961	$9.11063	672,374
01/01/2017 to 12/31/2017	$9.11063	$9.78407	676,122
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97948	$10.25334	102,180
01/01/2011 to 12/31/2011	$10.25334	$10.39386	223,877
01/01/2012 to 12/31/2012	$10.39386	$10.64670	307,319
01/01/2013 to 12/31/2013	$10.64670	$9.97556	319,202
01/01/2014 to 12/31/2014	$9.97556	$9.76535	329,147
01/01/2015 to 12/31/2015	$9.76535	$9.06744	245,075
01/01/2016 to 12/31/2016	$9.06744	$9.21238	242,126
01/01/2017 to 12/31/2017	$9.21238	$9.15202	278,790
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98806	$11.43683	66,535
01/01/2011 to 12/31/2011	$11.43683	$10.74992	120,246
01/01/2012 to 12/31/2012	$10.74992	$12.39118	192,948
01/01/2013 to 12/31/2013	$12.39118	$15.97318	196,499
01/01/2014 to 12/31/2014	$15.97318	$17.87763	179,010
01/01/2015 to 12/31/2015	$17.87763	$16.25363	124,019
01/01/2016 to 12/31/2016	$16.25363	$18.03860	115,787
01/01/2017 to 12/31/2017	$18.03860	$20.81619	119,260
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.77697	449,407
01/01/2012 to 12/31/2012	$8.77697	$9.48456	1,104,506
01/01/2013 to 12/31/2013	$9.48456	$11.12630	1,210,338
01/01/2014 to 12/31/2014	$11.12630	$11.42764	1,247,314
01/01/2015 to 12/31/2015	$11.42764	$11.05441	1,225,554
01/01/2016 to 12/31/2016	$11.05441	$11.46431	1,148,552
01/01/2017 to 12/31/2017	$11.46431	$12.67864	1,021,298

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99779	$10.34193	391,743
01/01/2011 to 12/31/2011	$10.34193	$10.67502	772,512
01/01/2012 to 12/31/2012	$10.67502	$11.20767	1,098,994
01/01/2013 to 12/31/2013	$11.20767	$10.74779	1,158,910
01/01/2014 to 12/31/2014	$10.74779	$11.21609	1,126,287
01/01/2015 to 12/31/2015	$11.21609	$11.05390	949,091
01/01/2016 to 12/31/2016	$11.05390	$11.31589	989,685
01/01/2017 to 12/31/2017	$11.31589	$11.71174	1,169,590
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97032	$10.58070	2,114,779
01/01/2011 to 12/31/2011	$10.58070	$10.12864	3,360,673
01/01/2012 to 09/21/2012	$10.12864	$11.26346	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT X SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96692	$10.71479	65,957
01/01/2011 to 12/31/2011	$10.71479	$10.13316	52,488
01/01/2012 to 12/31/2012	$10.13316	$11.08102	39,919
01/01/2013 to 12/31/2013	$11.08102	$11.83902	27,001
01/01/2014 to 12/31/2014	$11.83902	$11.94081	13,550
01/01/2015 to 12/31/2015	$11.94081	$11.22705	7,114
01/01/2016 to 12/31/2016	$11.22705	$11.59896	6,103
01/01/2017 to 12/31/2017	$11.59896	$12.68754	4,977
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97760	$10.81979	28,585
01/01/2011 to 12/31/2011	$10.81979	$10.52381	12,812
01/01/2012 to 12/31/2012	$10.52381	$11.61881	8,700
01/01/2013 to 12/31/2013	$11.61881	$13.15667	8,076
01/01/2014 to 12/31/2014	$13.15667	$13.56243	5,958
01/01/2015 to 12/31/2015	$13.56243	$13.28166	3,299
01/01/2016 to 12/31/2016	$13.28166	$13.82113	2,528
01/01/2017 to 12/31/2017	$13.82113	$15.70127	2,948
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00613	$10.71544	106
01/01/2011 to 12/31/2011	$10.71544	$10.78236	757
01/01/2012 to 05/04/2012	$10.78236	$11.66627	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98788	$10.67348	59,168
01/01/2011 to 12/31/2011	$10.67348	$10.24378	28,237
01/01/2012 to 12/31/2012	$10.24378	$11.19285	26,329
01/01/2013 to 12/31/2013	$11.19285	$12.79292	8,741
01/01/2014 to 12/31/2014	$12.79292	$13.23890	5,793
01/01/2015 to 12/31/2015	$13.23890	$12.92279	6,948
01/01/2016 to 12/31/2016	$12.92279	$13.34613	5,720
01/01/2017 to 12/31/2017	$13.34613	$14.89974	4,815
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99762	$9.09166	2,145
01/01/2012 to 12/31/2012	$9.09166	$9.88283	863
01/01/2013 to 12/31/2013	$9.88283	$10.64329	10,103
01/01/2014 to 12/31/2014	$10.64329	$10.84619	985
01/01/2015 to 12/31/2015	$10.84619	$10.22092	0
01/01/2016 to 12/31/2016	$10.22092	$10.62151	0
01/01/2017 to 12/31/2017	$10.62151	$11.62113	0
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99762	$10.41265	1,416
01/01/2014 to 12/31/2014	$10.41265	$10.47787	1,014
01/01/2015 to 12/31/2015	$10.47787	$10.20698	0
01/01/2016 to 12/31/2016	$10.20698	$10.54632	233
01/01/2017 to 04/28/2017	$10.54632	$10.87831	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00705	$10.00728	5,096
01/01/2011 to 12/31/2011	$10.00728	$9.94129	3,519
01/01/2012 to 12/31/2012	$9.94129	$10.11087	3,696
01/01/2013 to 12/31/2013	$10.11087	$9.60905	1,687
01/01/2014 to 12/31/2014	$9.60905	$9.32615	3,118
01/01/2015 to 12/31/2015	$9.32615	$9.10418	1,747
01/01/2016 to 12/31/2016	$9.10418	$8.98996	245
01/01/2017 to 12/31/2017	$8.98996	$8.88352	257
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00597	$10.27781	41,471
01/01/2011 to 12/31/2011	$10.27781	$10.30276	32,152
01/01/2012 to 12/31/2012	$10.30276	$10.94171	22,460
01/01/2013 to 12/31/2013	$10.94171	$10.43459	8,664
01/01/2014 to 12/31/2014	$10.43459	$10.56613	11,372
01/01/2015 to 12/31/2015	$10.56613	$10.04862	7,794
01/01/2016 to 12/31/2016	$10.04862	$10.17564	3,045
01/01/2017 to 12/31/2017	$10.17564	$10.31765	2,197
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99762	$10.50819	392
01/01/2011 to 12/31/2011	$10.50819	$11.37404	86,475
01/01/2012 to 12/31/2012	$11.37404	$11.61498	79,012
01/01/2013 to 12/31/2013	$11.61498	$11.05171	61,812
01/01/2014 to 12/31/2014	$11.05171	$10.89015	27,564
01/01/2015 to 12/31/2015	$10.89015	$10.59734	31,486
01/01/2016 to 12/31/2016	$10.59734	$10.41536	29,578
01/01/2017 to 12/31/2017	$10.41536	$10.19397	0
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00633	$10.55075	0
01/01/2011 to 12/31/2011	$10.55075	$11.64275	64,316
01/01/2012 to 12/31/2012	$11.64275	$11.95683	74,618
01/01/2013 to 12/31/2013	$11.95683	$11.25098	64,256
01/01/2014 to 12/31/2014	$11.25098	$11.22140	49,120
01/01/2015 to 12/31/2015	$11.22140	$10.99000	33,674
01/01/2016 to 12/31/2016	$10.99000	$10.84927	33,705
01/01/2017 to 12/31/2017	$10.84927	$10.61597	63,555
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99762	$10.55355	0
01/01/2011 to 12/31/2011	$10.55355	$11.89119	0
01/01/2012 to 12/31/2012	$11.89119	$12.22857	5,676
01/01/2013 to 12/31/2013	$12.22857	$11.30601	7,260
01/01/2014 to 12/31/2014	$11.30601	$11.45215	6,768
01/01/2015 to 12/31/2015	$11.45215	$11.24496	1,289
01/01/2016 to 12/31/2016	$11.24496	$11.08333	1,370
01/01/2017 to 12/31/2017	$11.08333	$10.85012	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00845	$10.58415	0
01/01/2011 to 12/31/2011	$10.58415	$12.20355	0
01/01/2012 to 12/31/2012	$12.20355	$12.60428	0
01/01/2013 to 12/31/2013	$12.60428	$11.44718	1,970
01/01/2014 to 12/31/2014	$11.44718	$11.80588	4,801
01/01/2015 to 12/31/2015	$11.80588	$11.64457	8,266
01/01/2016 to 12/31/2016	$11.64457	$11.53476	8,568
01/01/2017 to 12/31/2017	$11.53476	$11.30615	8,294

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00738	$10.68500	0
01/01/2011 to 12/31/2011	$10.68500	$12.48861	180,841
01/01/2012 to 12/31/2012	$12.48861	$12.95637	189,205
01/01/2013 to 12/31/2013	$12.95637	$11.70587	163,203
01/01/2014 to 12/31/2014	$11.70587	$12.24566	150,949
01/01/2015 to 12/31/2015	$12.24566	$12.10885	157,059
01/01/2016 to 12/31/2016	$12.10885	$12.00379	159,341
01/01/2017 to 12/31/2017	$12.00379	$11.84697	143,862
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99762	$11.89255	121,045
01/01/2012 to 12/31/2012	$11.89255	$12.22859	157,360
01/01/2013 to 12/31/2013	$12.22859	$10.72225	90,260
01/01/2014 to 12/31/2014	$10.72225	$11.49686	59,785
01/01/2015 to 12/31/2015	$11.49686	$11.40334	63,346
01/01/2016 to 12/31/2016	$11.40334	$11.28145	59,389
01/01/2017 to 12/31/2017	$11.28145	$11.13282	50,308
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99684	$10.28760	0
01/01/2013 to 12/31/2013	$10.28760	$8.97494	126,844
01/01/2014 to 12/31/2014	$8.97494	$9.81954	57,792
01/01/2015 to 12/31/2015	$9.81954	$9.79799	0
01/01/2016 to 12/31/2016	$9.79799	$9.70130	0
01/01/2017 to 12/31/2017	$9.70130	$9.58536	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99842	$8.65594	91,344
01/01/2014 to 12/31/2014	$8.65594	$9.63637	52,153
01/01/2015 to 12/31/2015	$9.63637	$9.62765	1,004
01/01/2016 to 12/31/2016	$9.62765	$9.53218	0
01/01/2017 to 12/31/2017	$9.53218	$9.41711	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99842	$11.18213	5,405
01/01/2015 to 12/31/2015	$11.18213	$11.08056	153,914
01/01/2016 to 12/31/2016	$11.08056	$11.03158	31,392
01/01/2017 to 12/31/2017	$11.03158	$10.91408	27,794
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99842	$9.83155	0
01/01/2016 to 12/31/2016	$9.83155	$9.75037	44,598
01/01/2017 to 12/31/2017	$9.75037	$9.70255	38,121
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99684	$9.77407	136,297
01/01/2017 to 12/31/2017	$9.77407	$9.75125	121,624
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99683	$9.92962	4,917
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97079	$10.48449	640
01/01/2011 to 12/31/2011	$10.48449	$9.58791	714
01/01/2012 to 12/31/2012	$9.58791	$10.54673	135
01/01/2013 to 12/31/2013	$10.54673	$13.46677	285
01/01/2014 to 12/31/2014	$13.46677	$14.42599	301
01/01/2015 to 12/31/2015	$14.42599	$13.34691	9
01/01/2016 to 12/31/2016	$13.34691	$14.74987	9
01/01/2017 to 04/28/2017	$14.74987	$15.21949	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97679	$10.75348	34,654
01/01/2011 to 12/31/2011	$10.75348	$10.19398	12,858
01/01/2012 to 12/31/2012	$10.19398	$11.26197	11,473
01/01/2013 to 12/31/2013	$11.26197	$13.42260	5,197
01/01/2014 to 12/31/2014	$13.42260	$13.95227	45,328
01/01/2015 to 12/31/2015	$13.95227	$13.62693	32,765
01/01/2016 to 12/31/2016	$13.62693	$14.14462	14,998
01/01/2017 to 12/31/2017	$14.14462	$16.20124	14,448
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99762	$11.54138	0
01/01/2014 to 12/31/2014	$11.54138	$12.73848	2,838
01/01/2015 to 12/31/2015	$12.73848	$11.93336	137
01/01/2016 to 12/31/2016	$11.93336	$13.32105	181
01/01/2017 to 12/31/2017	$13.32105	$15.32437	135
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95901	$11.69924	4,041
01/01/2011 to 12/31/2011	$11.69924	$12.11554	3,791
01/01/2012 to 12/31/2012	$12.11554	$13.57614	2,991
01/01/2013 to 12/31/2013	$13.57614	$13.60247	951
01/01/2014 to 12/31/2014	$13.60247	$17.30036	1,337
01/01/2015 to 12/31/2015	$17.30036	$17.62159	1,330
01/01/2016 to 12/31/2016	$17.62159	$17.94512	788
01/01/2017 to 12/31/2017	$17.94512	$18.52399	556
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99762	$9.60855	0
01/01/2014 to 12/31/2014	$9.60855	$9.81094	0
01/01/2015 to 12/31/2015	$9.81094	$9.52214	0
01/01/2016 to 12/31/2016	$9.52214	$9.67406	280
01/01/2017 to 04/28/2017	$9.67406	$9.83532	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.80147	21,344
01/01/2011 to 12/31/2011	$10.80147	$10.23474	11,118
01/01/2012 to 12/31/2012	$10.23474	$11.29828	7,628
01/01/2013 to 12/31/2013	$11.29828	$13.08651	5,661
01/01/2014 to 12/31/2014	$13.08651	$13.44069	3,202
01/01/2015 to 10/16/2015	$13.44069	$13.27777	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97510	$10.93402	53,315
01/01/2011 to 12/31/2011	$10.93402	$10.46307	25,658
01/01/2012 to 12/31/2012	$10.46307	$11.24533	22,313
01/01/2013 to 12/31/2013	$11.24533	$12.53754	5,227
01/01/2014 to 12/31/2014	$12.53754	$12.56409	6,849
01/01/2015 to 12/31/2015	$12.56409	$12.32695	3,442
01/01/2016 to 12/31/2016	$12.32695	$12.48588	2,696
01/01/2017 to 12/31/2017	$12.48588	$14.12925	2,731
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99763	$10.65915	15,943
01/01/2013 to 12/31/2013	$10.65915	$12.88965	9,108
01/01/2014 to 12/31/2014	$12.88965	$12.92027	9,703
01/01/2015 to 10/16/2015	$12.92027	$12.26017	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99762	$10.72647	0
01/01/2014 to 12/31/2014	$10.72647	$10.68749	0
01/01/2015 to 10/16/2015	$10.68749	$10.10271	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96930	$11.46056	1,300
01/01/2011 to 12/31/2011	$11.46056	$10.57335	1,180
01/01/2012 to 12/31/2012	$10.57335	$13.02482	376
01/01/2013 to 12/31/2013	$13.02482	$13.20363	271
01/01/2014 to 12/31/2014	$13.20363	$14.61342	74
01/01/2015 to 12/31/2015	$14.61342	$14.18426	62
01/01/2016 to 12/31/2016	$14.18426	$13.90452	62
01/01/2017 to 12/31/2017	$13.90452	$14.97996	60
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01762	$10.70161	105
01/01/2011 to 12/31/2011	$10.70161	$9.98567	30
01/01/2012 to 12/31/2012	$9.98567	$11.61790	993
01/01/2013 to 12/31/2013	$11.61790	$14.64349	45
01/01/2014 to 02/07/2014	$14.64349	$14.38741	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99087	$10.68611	1,105
01/01/2011 to 12/31/2011	$10.68611	$9.80906	106
01/01/2012 to 12/31/2012	$9.80906	$11.40311	285
01/01/2013 to 12/31/2013	$11.40311	$14.79435	22
01/01/2014 to 12/31/2014	$14.79435	$16.26028	1,975
01/01/2015 to 12/31/2015	$16.26028	$15.06681	444
01/01/2016 to 12/31/2016	$15.06681	$16.32801	1,519
01/01/2017 to 12/31/2017	$16.32801	$17.41021	4,359
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01895	$11.33239	8,492
01/01/2011 to 12/31/2011	$11.33239	$10.68206	3,696
01/01/2012 to 12/31/2012	$10.68206	$12.41256	5,220
01/01/2013 to 12/31/2013	$12.41256	$15.94091	1,444
01/01/2014 to 12/31/2014	$15.94091	$17.27179	5,149
01/01/2015 to 12/31/2015	$17.27179	$15.82552	3,361
01/01/2016 to 12/31/2016	$15.82552	$15.62838	884
01/01/2017 to 12/31/2017	$15.62838	$19.29797	510
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98737	$10.62339	10,538
01/01/2011 to 12/31/2011	$10.62339	$10.26874	14,870
01/01/2012 to 12/31/2012	$10.26874	$10.98621	9,942
01/01/2013 to 12/31/2013	$10.98621	$11.72130	4,728
01/01/2014 to 12/31/2014	$11.72130	$11.84736	1,149
01/01/2015 to 12/31/2015	$11.84736	$11.40496	698
01/01/2016 to 12/31/2016	$11.40496	$11.66312	531
01/01/2017 to 12/31/2017	$11.66312	$12.72357	671
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96425	$11.40677	462
01/01/2011 to 12/31/2011	$11.40677	$11.22652	746
01/01/2012 to 12/31/2012	$11.22652	$12.61720	358
01/01/2013 to 12/31/2013	$12.61720	$17.01542	134
01/01/2014 to 12/31/2014	$17.01542	$17.72034	478
01/01/2015 to 12/31/2015	$17.72034	$16.26941	133
01/01/2016 to 12/31/2016	$16.26941	$19.64999	107
01/01/2017 to 12/31/2017	$19.64999	$21.41840	105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99763	$9.77143	5,650
01/01/2011 to 12/31/2011	$9.77143	$9.49562	2,365
01/01/2012 to 12/31/2012	$9.49562	$9.22519	2,922
01/01/2013 to 12/31/2013	$9.22519	$8.96229	1,389
01/01/2014 to 12/31/2014	$8.96229	$8.70686	2,904
01/01/2015 to 12/31/2015	$8.70686	$8.45871	1,630
01/01/2016 to 12/31/2016	$8.45871	$8.21833	0
01/01/2017 to 12/31/2017	$8.21833	$8.01179	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98360	$10.68442	14,187
01/01/2011 to 12/31/2011	$10.68442	$10.70991	1,256
01/01/2012 to 12/31/2012	$10.70991	$11.84774	2,491
01/01/2013 to 12/31/2013	$11.84774	$12.33661	1,290
01/01/2014 to 12/31/2014	$12.33661	$12.29161	131
01/01/2015 to 12/31/2015	$12.29161	$11.51567	47
01/01/2016 to 12/31/2016	$11.51567	$12.91095	218
01/01/2017 to 12/31/2017	$12.91095	$13.48123	202
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98961	$10.54160	0
01/01/2011 to 12/31/2011	$10.54160	$9.81310	0
01/01/2012 to 12/31/2012	$9.81310	$11.14272	429
01/01/2013 to 12/31/2013	$11.14272	$15.14051	304
01/01/2014 to 12/31/2014	$15.14051	$16.73104	581
01/01/2015 to 12/31/2015	$16.73104	$14.98045	0
01/01/2016 to 12/31/2016	$14.98045	$17.44898	0
01/01/2017 to 12/31/2017	$17.44898	$20.20697	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92845	$11.17518	1,361
01/01/2011 to 12/31/2011	$11.17518	$9.45384	3,802
01/01/2012 to 12/31/2012	$9.45384	$11.05449	1,800
01/01/2013 to 12/31/2013	$11.05449	$12.78613	1,317
01/01/2014 to 12/31/2014	$12.78613	$11.73533	183
01/01/2015 to 12/31/2015	$11.73533	$11.75975	766
01/01/2016 to 12/31/2016	$11.75975	$10.99375	181
01/01/2017 to 12/31/2017	$10.99375	$14.46538	842
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92832	$10.71728	2,267
01/01/2011 to 12/31/2011	$10.71728	$9.10544	1,743
01/01/2012 to 12/31/2012	$9.10544	$10.32066	1,214
01/01/2013 to 12/31/2013	$10.32066	$11.97862	1,021
01/01/2014 to 12/31/2014	$11.97862	$10.85702	85
01/01/2015 to 12/31/2015	$10.85702	$10.63382	652
01/01/2016 to 12/31/2016	$10.63382	$10.39152	14
01/01/2017 to 12/31/2017	$10.39152	$12.39942	13
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97586	$10.79298	37,946
01/01/2011 to 12/31/2011	$10.79298	$10.42624	10,560
01/01/2012 to 12/31/2012	$10.42624	$11.50445	4,711
01/01/2013 to 12/31/2013	$11.50445	$12.99642	10,464
01/01/2014 to 12/31/2014	$12.99642	$13.42958	2,673
01/01/2015 to 12/31/2015	$13.42958	$12.91018	1,409
01/01/2016 to 12/31/2016	$12.91018	$13.19753	1,397
01/01/2017 to 12/31/2017	$13.19753	$14.99666	1,393

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92098	$10.48104	1,298
01/01/2011 to 12/31/2011	$10.48104	$9.25102	264
01/01/2012 to 12/31/2012	$9.25102	$10.95594	161
01/01/2013 to 12/31/2013	$10.95594	$12.27891	118
01/01/2014 to 12/31/2014	$12.27891	$11.16964	88
01/01/2015 to 12/31/2015	$11.16964	$10.54797	40
01/01/2016 to 12/31/2016	$10.54797	$10.44606	20
01/01/2017 to 12/31/2017	$10.44606	$13.15665	18
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.51084	5,157
01/01/2011 to 12/31/2011	$10.51084	$10.23563	3,085
01/01/2012 to 12/31/2012	$10.23563	$11.00927	2,937
01/01/2013 to 12/31/2013	$11.00927	$11.87556	1,406
01/01/2014 to 12/31/2014	$11.87556	$12.16579	1,648
01/01/2015 to 12/31/2015	$12.16579	$11.79753	1,042
01/01/2016 to 12/31/2016	$11.79753	$11.90201	672
01/01/2017 to 12/31/2017	$11.90201	$12.96780	1,047
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97047	$10.69825	4,046
01/01/2011 to 12/31/2011	$10.69825	$10.46276	726
01/01/2012 to 12/31/2012	$10.46276	$11.70771	201
01/01/2013 to 12/31/2013	$11.70771	$15.52518	165
01/01/2014 to 12/31/2014	$15.52518	$16.51630	96
01/01/2015 to 12/31/2015	$16.51630	$17.75196	713
01/01/2016 to 12/31/2016	$17.75196	$16.99473	353
01/01/2017 to 12/31/2017	$16.99473	$22.42822	333
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99173	$11.22357	6,261
01/01/2011 to 12/31/2011	$11.22357	$10.80470	3,049
01/01/2012 to 12/31/2012	$10.80470	$11.78377	2,181
01/01/2013 to 12/31/2013	$11.78377	$15.63949	830
01/01/2014 to 12/31/2014	$15.63949	$16.80294	1,727
01/01/2015 to 12/31/2015	$16.80294	$17.96826	1,023
01/01/2016 to 12/31/2016	$17.96826	$18.43092	1,552
01/01/2017 to 12/31/2017	$18.43092	$23.81490	3,574
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98780	$10.74306	4,892
01/01/2011 to 12/31/2011	$10.74306	$11.49910	8,825
01/01/2012 to 12/31/2012	$11.49910	$11.83318	5,488
01/01/2013 to 12/31/2013	$11.83318	$11.26601	1,585
01/01/2014 to 12/31/2014	$11.26601	$11.64423	4,687
01/01/2015 to 12/31/2015	$11.64423	$11.24629	2,597
01/01/2016 to 12/31/2016	$11.24629	$11.21093	311
01/01/2017 to 12/31/2017	$11.21093	$11.25753	495
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98675	$10.81592	12,588
01/01/2011 to 12/31/2011	$10.81592	$10.17901	3,788
01/01/2012 to 12/31/2012	$10.17901	$12.17056	4,452
01/01/2013 to 12/31/2013	$12.17056	$15.09133	1,110
01/01/2014 to 12/31/2014	$15.09133	$15.19352	3,676
01/01/2015 to 12/31/2015	$15.19352	$14.54418	2,122
01/01/2016 to 12/31/2016	$14.54418	$15.13565	234
01/01/2017 to 12/31/2017	$15.13565	$18.21141	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.79169	4,676
01/01/2011 to 12/31/2011	$10.79169	$10.42238	1,469
01/01/2012 to 12/31/2012	$10.42238	$11.85476	1,014
01/01/2013 to 12/31/2013	$11.85476	$15.74461	212
01/01/2014 to 12/31/2014	$15.74461	$16.62833	129
01/01/2015 to 12/31/2015	$16.62833	$17.32230	216
01/01/2016 to 12/31/2016	$17.32230	$17.15150	0
01/01/2017 to 12/31/2017	$17.15150	$21.78151	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99763	$10.15039	0
01/01/2013 to 12/31/2013	$10.15039	$13.26381	0
01/01/2014 to 12/31/2014	$13.26381	$14.20252	0
01/01/2015 to 12/31/2015	$14.20252	$13.69803	0
01/01/2016 to 12/31/2016	$13.69803	$15.09807	159
01/01/2017 to 12/31/2017	$15.09807	$17.21270	125
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02753	$10.04945	0
01/01/2012 to 12/31/2012	$10.04945	$10.23835	0
01/01/2013 to 12/31/2013	$10.23835	$9.66470	0
01/01/2014 to 12/31/2014	$9.66470	$9.87300	103
01/01/2015 to 10/16/2015	$9.87300	$9.75124	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95792	$11.83705	2,565
01/01/2011 to 12/31/2011	$11.83705	$11.69425	2,621
01/01/2012 to 12/31/2012	$11.69425	$12.76710	1,735
01/01/2013 to 12/31/2013	$12.76710	$16.44821	896
01/01/2014 to 12/31/2014	$16.44821	$17.24810	341
01/01/2015 to 10/16/2015	$17.24810	$17.51588	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97205	$11.34408	975
01/01/2011 to 04/29/2011	$11.34408	$12.67337	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99018	$11.15256	7,148
01/01/2011 to 12/31/2011	$11.15256	$10.56598	3,187
01/01/2012 to 12/31/2012	$10.56598	$12.02241	2,289
01/01/2013 to 12/31/2013	$12.02241	$16.58653	1,166
01/01/2014 to 12/31/2014	$16.58653	$18.41016	3,395
01/01/2015 to 12/31/2015	$18.41016	$16.87713	1,397
01/01/2016 to 12/31/2016	$16.87713	$19.38660	684
01/01/2017 to 12/31/2017	$19.38660	$21.43295	700
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99763	$10.23818	615
01/01/2013 to 12/31/2013	$10.23818	$11.82773	18
01/01/2014 to 12/31/2014	$11.82773	$12.08112	44
01/01/2015 to 12/31/2015	$12.08112	$11.59105	19
01/01/2016 to 12/31/2016	$11.59105	$11.74817	12
01/01/2017 to 12/31/2017	$11.74817	$13.29691	12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93810	$11.59009	10,761
01/01/2011 to 12/31/2011	$11.59009	$8.97755	5,961
01/01/2012 to 12/31/2012	$8.97755	$10.28503	5,874
01/01/2013 to 12/31/2013	$10.28503	$10.01422	2,127
01/01/2014 to 12/31/2014	$10.01422	$9.27314	5,947
01/01/2015 to 12/31/2015	$9.27314	$7.50177	3,785
01/01/2016 to 12/31/2016	$7.50177	$8.18945	652
01/01/2017 to 12/31/2017	$8.18945	$10.05560	531
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98859	$10.51978	21,646
01/01/2011 to 12/31/2011	$10.51978	$10.32232	12,676
01/01/2012 to 12/31/2012	$10.32232	$11.06794	9,420
01/01/2013 to 12/31/2013	$11.06794	$11.74309	2,831
01/01/2014 to 12/31/2014	$11.74309	$12.06729	5,666
01/01/2015 to 12/31/2015	$12.06729	$11.74030	2,250
01/01/2016 to 12/31/2016	$11.74030	$12.03677	1,596
01/01/2017 to 12/31/2017	$12.03677	$12.87928	1,976
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01754	$10.04935	0
01/01/2012 to 12/31/2012	$10.04935	$10.45656	0
01/01/2013 to 12/31/2013	$10.45656	$9.92350	978
01/01/2014 to 12/31/2014	$9.92350	$10.22500	3,400
01/01/2015 to 12/31/2015	$10.22500	$9.90688	909
01/01/2016 to 12/31/2016	$9.90688	$10.03038	539
01/01/2017 to 12/31/2017	$10.03038	$10.29802	666
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96262	$11.42459	43,566
01/01/2011 to 12/31/2011	$11.42459	$10.40969	21,471
01/01/2012 to 12/31/2012	$10.40969	$11.41918	14,441
01/01/2013 to 12/31/2013	$11.41918	$12.98265	15,646
01/01/2014 to 12/31/2014	$12.98265	$13.77278	6,996
01/01/2015 to 12/31/2015	$13.77278	$13.29830	13,061
01/01/2016 to 12/31/2016	$13.29830	$14.22448	10,659
01/01/2017 to 12/31/2017	$14.22448	$16.04485	19,502
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.81154	4,210
01/01/2011 to 12/31/2011	$10.81154	$10.86707	1,736
01/01/2012 to 12/31/2012	$10.86707	$12.54220	1,951
01/01/2013 to 12/31/2013	$12.54220	$16.13625	518
01/01/2014 to 12/31/2014	$16.13625	$18.37489	1,581
01/01/2015 to 12/31/2015	$18.37489	$18.40090	1,127
01/01/2016 to 12/31/2016	$18.40090	$20.53190	128
01/01/2017 to 12/31/2017	$20.53190	$24.38730	101
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99762	$8.82682	0
01/01/2012 to 12/31/2012	$8.82682	$9.70309	0
01/01/2013 to 12/31/2013	$9.70309	$11.53800	0
01/01/2014 to 12/31/2014	$11.53800	$11.93785	0
01/01/2015 to 12/31/2015	$11.93785	$11.61500	0
01/01/2016 to 12/31/2016	$11.61500	$11.99812	0
01/01/2017 to 12/31/2017	$11.99812	$13.77771	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98668	$10.70698	12,601
01/01/2011 to 12/31/2011	$10.70698	$10.21337	8,272
01/01/2012 to 12/31/2012	$10.21337	$10.94194	4,375
01/01/2013 to 12/31/2013	$10.94194	$11.95250	2,024
01/01/2014 to 12/31/2014	$11.95250	$12.20868	1,497
01/01/2015 to 12/31/2015	$12.20868	$11.84110	5,093
01/01/2016 to 12/31/2016	$11.84110	$12.05841	4,953
01/01/2017 to 12/31/2017	$12.05841	$13.61750	4,040
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97688	$10.89295	33,830
01/01/2011 to 12/31/2011	$10.89295	$10.33023	18,641
01/01/2012 to 12/31/2012	$10.33023	$11.63126	13,991
01/01/2013 to 12/31/2013	$11.63126	$13.34061	11,572
01/01/2014 to 12/31/2014	$13.34061	$13.66442	7,128
01/01/2015 to 12/31/2015	$13.66442	$13.20293	10,730
01/01/2016 to 12/31/2016	$13.20293	$13.70215	8,952
01/01/2017 to 04/28/2017	$13.70215	$14.19635	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98151	$10.68633	20,241
01/01/2011 to 12/31/2011	$10.68633	$10.03132	14,797
01/01/2012 to 12/31/2012	$10.03132	$10.83035	14,652
01/01/2013 to 12/31/2013	$10.83035	$12.03693	12,582
01/01/2014 to 12/31/2014	$12.03693	$12.04895	6,986
01/01/2015 to 10/16/2015	$12.04895	$11.60594	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97096	$12.06901	851
01/01/2011 to 12/31/2011	$12.06901	$10.18802	2,998
01/01/2012 to 12/31/2012	$10.18802	$11.88382	2,062
01/01/2013 to 12/31/2013	$11.88382	$16.25704	1,031
01/01/2014 to 12/31/2014	$16.25704	$16.57406	843
01/01/2015 to 12/31/2015	$16.57406	$16.31656	928
01/01/2016 to 12/31/2016	$16.31656	$17.07314	437
01/01/2017 to 12/31/2017	$17.07314	$21.18129	546
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96001	$12.52563	4,044
01/01/2011 to 12/31/2011	$12.52563	$12.05011	3,505
01/01/2012 to 12/31/2012	$12.05011	$13.13143	1,941
01/01/2013 to 12/31/2013	$13.13143	$17.24465	725
01/01/2014 to 12/31/2014	$17.24465	$17.39298	791
01/01/2015 to 12/31/2015	$17.39298	$17.03008	893
01/01/2016 to 12/31/2016	$17.03008	$18.54413	285
01/01/2017 to 12/31/2017	$18.54413	$22.32618	141
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96344	$11.38359	13,104
01/01/2011 to 12/31/2011	$11.38359	$10.39864	5,463
01/01/2012 to 12/31/2012	$10.39864	$11.93642	5,137
01/01/2013 to 12/31/2013	$11.93642	$15.93369	1,117
01/01/2014 to 12/31/2014	$15.93369	$16.29521	3,473
01/01/2015 to 12/31/2015	$16.29521	$15.14839	1,816
01/01/2016 to 12/31/2016	$15.14839	$19.01594	0
01/01/2017 to 12/31/2017	$19.01594	$19.83298	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99132	$10.61502	50,389
01/01/2011 to 12/31/2011	$10.61502	$10.51766	20,547
01/01/2012 to 12/31/2012	$10.51766	$11.59639	22,048
01/01/2013 to 12/31/2013	$11.59639	$13.16241	5,162
01/01/2014 to 12/31/2014	$13.16241	$13.53925	10,881
01/01/2015 to 12/31/2015	$13.53925	$13.15886	8,916
01/01/2016 to 12/31/2016	$13.15886	$13.74917	5,024
01/01/2017 to 12/31/2017	$13.74917	$15.41656	5,716
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98497	$10.46142	447
01/01/2011 to 12/31/2011	$10.46142	$9.99715	1,589
01/01/2012 to 12/31/2012	$9.99715	$11.38719	1,008
01/01/2013 to 12/31/2013	$11.38719	$14.34680	841
01/01/2014 to 12/31/2014	$14.34680	$14.97885	655
01/01/2015 to 10/16/2015	$14.97885	$13.75265	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97020	$11.05594	984
01/01/2011 to 12/31/2011	$11.05594	$10.55928	2,435
01/01/2012 to 12/31/2012	$10.55928	$12.06157	1,127
01/01/2013 to 12/31/2013	$12.06157	$16.87703	1,772
01/01/2014 to 12/31/2014	$16.87703	$17.76439	2,615
01/01/2015 to 12/31/2015	$17.76439	$18.91206	1,317
01/01/2016 to 12/31/2016	$18.91206	$18.87019	660
01/01/2017 to 12/31/2017	$18.87019	$25.28022	519
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98523	$10.59052	8,669
01/01/2011 to 12/31/2011	$10.59052	$10.23858	1,457
01/01/2012 to 12/31/2012	$10.23858	$11.27923	839
01/01/2013 to 12/31/2013	$11.27923	$14.75260	0
01/01/2014 to 12/31/2014	$14.75260	$14.55531	0
01/01/2015 to 12/31/2015	$14.55531	$13.28296	0
01/01/2016 to 12/31/2016	$13.28296	$13.69617	0
01/01/2017 to 12/31/2017	$13.69617	$15.50965	594
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85888	$11.39318	5,618
01/01/2011 to 12/31/2011	$11.39318	$9.41761	8,191
01/01/2012 to 12/31/2012	$9.41761	$9.47959	5,408
01/01/2013 to 12/31/2013	$9.47959	$10.62586	1,803
01/01/2014 to 12/31/2014	$10.62586	$9.45971	2,653
01/01/2015 to 12/31/2015	$9.45971	$7.42054	1,259
01/01/2016 to 12/31/2016	$7.42054	$8.98419	1,525
01/01/2017 to 12/31/2017	$8.98419	$9.62845	1,041
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97931	$10.23639	2,073
01/01/2011 to 12/31/2011	$10.23639	$10.35537	2,709
01/01/2012 to 12/31/2012	$10.35537	$10.58534	1,918
01/01/2013 to 12/31/2013	$10.58534	$9.89766	892
01/01/2014 to 12/31/2014	$9.89766	$9.66913	296
01/01/2015 to 12/31/2015	$9.66913	$8.95975	240
01/01/2016 to 12/31/2016	$8.95975	$9.08437	251
01/01/2017 to 12/31/2017	$9.08437	$9.00646	251

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98789	$11.41794	0
01/01/2011 to 12/31/2011	$11.41794	$10.71019	0
01/01/2012 to 12/31/2012	$10.71019	$12.32002	0
01/01/2013 to 12/31/2013	$12.32002	$15.84889	71
01/01/2014 to 12/31/2014	$15.84889	$17.70212	64
01/01/2015 to 12/31/2015	$17.70212	$16.06112	20
01/01/2016 to 12/31/2016	$16.06112	$17.78858	163
01/01/2017 to 12/31/2017	$17.78858	$20.48576	142
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99762	$8.76473	561
01/01/2012 to 12/31/2012	$8.76473	$9.45170	1,209
01/01/2013 to 12/31/2013	$9.45170	$11.06506	627
01/01/2014 to 12/31/2014	$11.06506	$11.34142	926
01/01/2015 to 12/31/2015	$11.34142	$10.94847	1,258
01/01/2016 to 12/31/2016	$10.94847	$11.33122	1,815
01/01/2017 to 12/31/2017	$11.33122	$12.50577	1,473
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99762	$10.32483	11,596
01/01/2011 to 12/31/2011	$10.32483	$10.63550	5,850
01/01/2012 to 12/31/2012	$10.63550	$11.14320	8,423
01/01/2013 to 12/31/2013	$11.14320	$10.66394	3,205
01/01/2014 to 12/31/2014	$10.66394	$11.10558	7,859
01/01/2015 to 12/31/2015	$11.10558	$10.92245	4,626
01/01/2016 to 12/31/2016	$10.92245	$11.15849	8,426
01/01/2017 to 12/31/2017	$11.15849	$11.52521	4,056
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97015	$10.56313	39,532
01/01/2011 to 12/31/2011	$10.56313	$10.09112	18,227
01/01/2012 to 09/21/2012	$10.09112	$11.20503	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (1.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96788	$10.81679	30,764,513
01/01/2011 to 12/31/2011	$10.81679	$10.35039	46,928,622
01/01/2012 to 12/31/2012	$10.35039	$11.45280	70,449,167
01/01/2013 to 12/31/2013	$11.45280	$12.38097	71,085,625
01/01/2014 to 12/31/2014	$12.38097	$12.63524	62,751,148
01/01/2015 to 12/31/2015	$12.63524	$12.02065	50,129,170
01/01/2016 to 12/31/2016	$12.02065	$12.56548	44,325,863
01/01/2017 to 12/31/2017	$12.56548	$13.90699	42,749,889
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97857	$10.92280	21,103,790
01/01/2011 to 12/31/2011	$10.92280	$10.74947	37,358,515
01/01/2012 to 12/31/2012	$10.74947	$12.00861	75,596,679
01/01/2013 to 12/31/2013	$12.00861	$13.75898	88,858,258
01/01/2014 to 12/31/2014	$13.75898	$14.35121	84,796,370
01/01/2015 to 12/31/2015	$14.35121	$14.22051	78,455,073
01/01/2016 to 12/31/2016	$14.22051	$14.97274	72,091,256
01/01/2017 to 12/31/2017	$14.97274	$17.21021	65,677,574
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00710	$10.81739	751,455
01/01/2011 to 12/31/2011	$10.81739	$11.01353	1,598,623
01/01/2012 to 05/04/2012	$11.01353	$11.96474	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.77509	27,529,956
01/01/2011 to 12/31/2011	$10.77509	$10.46346	41,400,310
01/01/2012 to 12/31/2012	$10.46346	$11.56847	68,877,378
01/01/2013 to 12/31/2013	$11.56847	$13.37861	77,143,446
01/01/2014 to 12/31/2014	$13.37861	$14.00897	73,290,617
01/01/2015 to 12/31/2015	$14.00897	$13.83639	67,635,505
01/01/2016 to 12/31/2016	$13.83639	$14.45833	63,123,274
01/01/2017 to 12/31/2017	$14.45833	$16.33176	57,244,982
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99859	$9.16386	8,260,503
01/01/2012 to 12/31/2012	$9.16386	$10.07935	23,775,710
01/01/2013 to 12/31/2013	$10.07935	$10.98344	28,048,615
01/01/2014 to 12/31/2014	$10.98344	$11.32538	27,073,868
01/01/2015 to 12/31/2015	$11.32538	$10.79877	25,304,288
01/01/2016 to 12/31/2016	$10.79877	$11.35441	22,453,723
01/01/2017 to 12/31/2017	$11.35441	$12.56963	20,417,288
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99859	$10.49650	550,366
01/01/2014 to 12/31/2014	$10.49650	$10.68720	868,354
01/01/2015 to 12/31/2015	$10.68720	$10.53413	1,127,359
01/01/2016 to 12/31/2016	$10.53413	$11.01268	1,555,241
01/01/2017 to 04/28/2017	$11.01268	$11.40291	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00802	$10.10254	1,452,999
01/01/2011 to 12/31/2011	$10.10254	$10.15429	3,620,347
01/01/2012 to 12/31/2012	$10.15429	$10.44990	4,767,262
01/01/2013 to 12/31/2013	$10.44990	$10.04888	4,000,530
01/01/2014 to 12/31/2014	$10.04888	$9.86856	3,366,645
01/01/2015 to 12/31/2015	$9.86856	$9.74767	2,796,445
01/01/2016 to 12/31/2016	$9.74767	$9.73899	2,844,486
01/01/2017 to 12/31/2017	$9.73899	$9.73689	2,730,213
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00694	$10.37575	16,233,285
01/01/2011 to 12/31/2011	$10.37575	$10.52377	25,947,306
01/01/2012 to 12/31/2012	$10.52377	$11.30899	44,755,155
01/01/2013 to 12/31/2013	$11.30899	$10.91248	43,338,696
01/01/2014 to 12/31/2014	$10.91248	$11.18082	38,181,068
01/01/2015 to 12/31/2015	$11.18082	$10.75911	30,832,783
01/01/2016 to 12/31/2016	$10.75911	$11.02373	28,526,298
01/01/2017 to 12/31/2017	$11.02373	$11.30952	29,452,405
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97176	$10.58426	647,767
01/01/2011 to 12/31/2011	$10.58426	$9.79363	931,722
01/01/2012 to 12/31/2012	$9.79363	$10.90091	1,624,265
01/01/2013 to 12/31/2013	$10.90091	$14.08360	1,606,596
01/01/2014 to 12/31/2014	$14.08360	$15.26553	1,702,881
01/01/2015 to 12/31/2015	$15.26553	$14.29091	1,503,297
01/01/2016 to 12/31/2016	$14.29091	$15.97946	1,636,587
01/01/2017 to 04/28/2017	$15.97946	$16.55158	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97776	$10.85587	30,971,093
01/01/2011 to 12/31/2011	$10.85587	$10.41265	38,111,848
01/01/2012 to 12/31/2012	$10.41265	$11.63998	66,008,218
01/01/2013 to 12/31/2013	$11.63998	$14.03724	84,507,125
01/01/2014 to 12/31/2014	$14.03724	$14.76392	87,966,359
01/01/2015 to 12/31/2015	$14.76392	$14.59043	87,025,183
01/01/2016 to 12/31/2016	$14.59043	$15.32348	83,042,914
01/01/2017 to 12/31/2017	$15.32348	$17.75860	80,458,358
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99859	$11.65792	336,717
01/01/2014 to 12/31/2014	$11.65792	$13.01934	1,309,987
01/01/2015 to 12/31/2015	$13.01934	$12.34092	1,028,181
01/01/2016 to 12/31/2016	$12.34092	$13.93842	1,906,186
01/01/2017 to 12/31/2017	$13.93842	$16.22383	1,878,728
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95998	$11.81048	770,699
01/01/2011 to 12/31/2011	$11.81048	$12.37513	1,281,208
01/01/2012 to 12/31/2012	$12.37513	$14.03150	2,740,152
01/01/2013 to 12/31/2013	$14.03150	$14.22509	2,865,102
01/01/2014 to 12/31/2014	$14.22509	$18.30603	2,837,659
01/01/2015 to 12/31/2015	$18.30603	$18.86651	2,434,145
01/01/2016 to 12/31/2016	$18.86651	$19.43959	2,269,115
01/01/2017 to 12/31/2017	$19.43959	$20.30351	2,114,421

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99859	$9.68598	915,794
01/01/2014 to 12/31/2014	$9.68598	$10.00712	2,422,904
01/01/2015 to 12/31/2015	$10.00712	$9.82736	3,291,089
01/01/2016 to 12/31/2016	$9.82736	$10.10208	3,940,763
01/01/2017 to 04/28/2017	$10.10208	$10.31000	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.90428	7,385,331
01/01/2011 to 12/31/2011	$10.90428	$10.45421	13,531,447
01/01/2012 to 12/31/2012	$10.45421	$11.67759	28,880,108
01/01/2013 to 12/31/2013	$11.67759	$13.68593	38,711,102
01/01/2014 to 12/31/2014	$13.68593	$14.22251	38,665,768
01/01/2015 to 10/16/2015	$14.22251	$14.18163	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97607	$11.03811	13,914,602
01/01/2011 to 12/31/2011	$11.03811	$10.68755	23,859,930
01/01/2012 to 12/31/2012	$10.68755	$11.62294	43,554,173
01/01/2013 to 12/31/2013	$11.62294	$13.11185	47,882,805
01/01/2014 to 12/31/2014	$13.11185	$13.29515	44,761,617
01/01/2015 to 12/31/2015	$13.29515	$13.19866	41,819,391
01/01/2016 to 12/31/2016	$13.19866	$13.52663	38,541,926
01/01/2017 to 12/31/2017	$13.52663	$15.48760	35,402,611
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.74449	52,457,916
01/01/2013 to 12/31/2013	$10.74449	$13.14659	59,489,238
01/01/2014 to 12/31/2014	$13.14659	$13.33373	56,170,868
01/01/2015 to 10/16/2015	$13.33373	$12.77101	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99859	$10.81283	5,098,411
01/01/2014 to 12/31/2014	$10.81283	$10.90101	7,243,392
01/01/2015 to 10/16/2015	$10.90101	$10.40107	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97026	$11.56952	460,733
01/01/2011 to 12/31/2011	$11.56952	$10.80000	635,517
01/01/2012 to 12/31/2012	$10.80000	$13.46178	1,395,693
01/01/2013 to 12/31/2013	$13.46178	$13.80828	1,437,786
01/01/2014 to 12/31/2014	$13.80828	$15.46350	1,380,437
01/01/2015 to 12/31/2015	$15.46350	$15.18706	1,090,582
01/01/2016 to 12/31/2016	$15.18706	$15.06308	992,672
01/01/2017 to 12/31/2017	$15.06308	$16.41971	949,199
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01859	$10.80359	658,085
01/01/2011 to 12/31/2011	$10.80359	$10.19990	1,034,751
01/01/2012 to 12/31/2012	$10.19990	$12.00797	2,198,895
01/01/2013 to 12/31/2013	$12.00797	$15.31427	2,290,751
01/01/2014 to 02/07/2014	$15.31427	$15.06495	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99184	$10.78790	1,062,982
01/01/2011 to 12/31/2011	$10.78790	$10.01951	1,349,540
01/01/2012 to 12/31/2012	$10.01951	$11.78600	2,580,815
01/01/2013 to 12/31/2013	$11.78600	$15.47184	3,223,701
01/01/2014 to 12/31/2014	$15.47184	$17.20606	3,386,618
01/01/2015 to 12/31/2015	$17.20606	$16.13188	5,564,272
01/01/2016 to 12/31/2016	$16.13188	$17.68854	4,973,980
01/01/2017 to 12/31/2017	$17.68854	$19.08349	5,885,071

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01991	$11.44014	1,392,125
01/01/2011 to 12/31/2011	$11.44014	$10.91114	1,843,266
01/01/2012 to 12/31/2012	$10.91114	$12.82923	3,548,651
01/01/2013 to 12/31/2013	$12.82923	$16.67092	4,014,907
01/01/2014 to 12/31/2014	$16.67092	$18.27663	3,480,984
01/01/2015 to 12/31/2015	$18.27663	$16.94451	6,106,619
01/01/2016 to 12/31/2016	$16.94451	$16.93108	5,453,059
01/01/2017 to 12/31/2017	$16.93108	$21.15309	5,127,763
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98833	$10.72450	13,413,172
01/01/2011 to 12/31/2011	$10.72450	$10.48895	22,240,645
01/01/2012 to 12/31/2012	$10.48895	$11.35484	36,688,340
01/01/2013 to 12/31/2013	$11.35484	$12.25810	35,475,781
01/01/2014 to 12/31/2014	$12.25810	$12.53666	31,515,786
01/01/2015 to 12/31/2015	$12.53666	$12.21154	26,258,746
01/01/2016 to 12/31/2016	$12.21154	$12.63533	23,469,945
01/01/2017 to 12/31/2017	$12.63533	$13.94676	23,782,580
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96522	$11.51535	1,228,729
01/01/2011 to 12/31/2011	$11.51535	$11.46720	2,008,504
01/01/2012 to 12/31/2012	$11.46720	$13.04056	3,461,992
01/01/2013 to 12/31/2013	$13.04056	$17.79423	4,065,631
01/01/2014 to 12/31/2014	$17.79423	$18.75080	3,856,201
01/01/2015 to 12/31/2015	$18.75080	$17.41934	3,458,817
01/01/2016 to 12/31/2016	$17.41934	$21.28695	3,085,634
01/01/2017 to 12/31/2017	$21.28695	$23.47651	2,913,056
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99860	$9.86455	1,756,415
01/01/2011 to 12/31/2011	$9.86455	$9.69934	4,378,576
01/01/2012 to 12/31/2012	$9.69934	$9.53456	5,179,661
01/01/2013 to 12/31/2013	$9.53456	$9.37256	5,117,282
01/01/2014 to 12/31/2014	$9.37256	$9.21312	4,480,598
01/01/2015 to 12/31/2015	$9.21312	$9.05630	4,671,377
01/01/2016 to 12/31/2016	$9.05630	$8.90287	4,230,442
01/01/2017 to 12/31/2017	$8.90287	$8.78170	2,725,998
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98457	$10.78613	1,300,745
01/01/2011 to 12/31/2011	$10.78613	$10.93950	2,241,709
01/01/2012 to 12/31/2012	$10.93950	$12.24527	4,241,328
01/01/2013 to 12/31/2013	$12.24527	$12.90148	4,190,136
01/01/2014 to 12/31/2014	$12.90148	$13.00657	3,840,698
01/01/2015 to 12/31/2015	$13.00657	$12.32988	3,187,963
01/01/2016 to 12/31/2016	$12.32988	$13.98689	2,889,374
01/01/2017 to 12/31/2017	$13.98689	$14.77713	2,738,809
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99058	$10.64194	445,909
01/01/2011 to 12/31/2011	$10.64194	$10.02358	821,379
01/01/2012 to 12/31/2012	$10.02358	$11.51676	1,127,961
01/01/2013 to 12/31/2013	$11.51676	$15.83369	2,301,648
01/01/2014 to 12/31/2014	$15.83369	$17.70414	2,370,597
01/01/2015 to 12/31/2015	$17.70414	$16.03948	2,085,611
01/01/2016 to 12/31/2016	$16.03948	$18.90299	2,209,931
01/01/2017 to 12/31/2017	$18.90299	$22.14901	2,080,677

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92942	$11.28154	747,119
01/01/2011 to 12/31/2011	$11.28154	$9.65674	913,382
01/01/2012 to 12/31/2012	$9.65674	$11.42561	1,319,535
01/01/2013 to 12/31/2013	$11.42561	$13.37174	1,714,306
01/01/2014 to 12/31/2014	$13.37174	$12.41833	1,640,194
01/01/2015 to 12/31/2015	$12.41833	$12.59154	1,679,503
01/01/2016 to 12/31/2016	$12.59154	$11.91034	1,456,586
01/01/2017 to 12/31/2017	$11.91034	$15.85623	1,678,247
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92929	$10.81917	645,449
01/01/2011 to 12/31/2011	$10.81917	$9.30077	1,102,604
01/01/2012 to 12/31/2012	$9.30077	$10.66713	1,624,672
01/01/2013 to 12/31/2013	$10.66713	$12.52710	1,934,536
01/01/2014 to 12/31/2014	$12.52710	$11.48863	1,955,111
01/01/2015 to 12/31/2015	$11.48863	$11.38567	1,747,401
01/01/2016 to 12/31/2016	$11.38567	$11.25750	1,609,850
01/01/2017 to 12/31/2017	$11.25750	$13.59125	1,522,808
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00682	$10.62325	11,936
01/01/2011 to 12/31/2011	$10.62325	$11.74255	157,644,524
01/01/2012 to 12/31/2012	$11.74255	$12.62792	61,798,781
01/01/2013 to 12/31/2013	$12.62792	$12.01813	9,195,374
01/01/2014 to 12/31/2014	$12.01813	$12.60885	11,182,798
01/01/2015 to 12/31/2015	$12.60885	$12.53986	46,805,834
01/01/2016 to 12/31/2016	$12.53986	$12.84539	48,130,147
01/01/2017 to 12/31/2017	$12.84539	$13.17217	17,957,908
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97683	$10.89582	11,663,970
01/01/2011 to 12/31/2011	$10.89582	$10.64989	19,028,558
01/01/2012 to 12/31/2012	$10.64989	$11.89058	33,819,857
01/01/2013 to 12/31/2013	$11.89058	$13.59163	38,221,077
01/01/2014 to 12/31/2014	$13.59163	$14.21092	35,730,256
01/01/2015 to 12/31/2015	$14.21092	$13.82301	32,177,202
01/01/2016 to 12/31/2016	$13.82301	$14.29747	29,228,621
01/01/2017 to 12/31/2017	$14.29747	$16.43814	27,907,896
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92194	$10.58075	1,222,927
01/01/2011 to 12/31/2011	$10.58075	$9.44941	1,765,458
01/01/2012 to 12/31/2012	$9.44941	$11.32357	3,027,903
01/01/2013 to 12/31/2013	$11.32357	$12.84095	3,720,797
01/01/2014 to 12/31/2014	$12.84095	$11.81920	3,911,787
01/01/2015 to 12/31/2015	$11.81920	$11.29350	3,749,675
01/01/2016 to 12/31/2016	$11.29350	$11.31638	3,520,794
01/01/2017 to 12/31/2017	$11.31638	$14.42099	3,688,390
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.61090	7,494,738
01/01/2011 to 12/31/2011	$10.61090	$10.45511	12,799,949
01/01/2012 to 12/31/2012	$10.45511	$11.37878	23,748,760
01/01/2013 to 12/31/2013	$11.37878	$12.41936	25,386,459
01/01/2014 to 12/31/2014	$12.41936	$12.87340	23,635,959
01/01/2015 to 12/31/2015	$12.87340	$12.63141	20,636,012
01/01/2016 to 12/31/2016	$12.63141	$12.89370	18,563,931
01/01/2017 to 12/31/2017	$12.89370	$14.21409	16,687,853

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97144	$10.80010	369,555
01/01/2011 to 12/31/2011	$10.80010	$10.68707	715,742
01/01/2012 to 12/31/2012	$10.68707	$12.10062	1,591,115
01/01/2013 to 12/31/2013	$12.10062	$16.23595	1,685,805
01/01/2014 to 12/31/2014	$16.23595	$17.47681	1,688,713
01/01/2015 to 12/31/2015	$17.47681	$19.00666	1,904,219
01/01/2016 to 12/31/2016	$19.00666	$18.41062	1,651,353
01/01/2017 to 12/31/2017	$18.41062	$24.58319	1,840,046
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99269	$11.33042	1,208,214
01/01/2011 to 12/31/2011	$11.33042	$11.03643	1,826,589
01/01/2012 to 12/31/2012	$11.03643	$12.17932	3,123,857
01/01/2013 to 12/31/2013	$12.17932	$16.35559	3,430,819
01/01/2014 to 12/31/2014	$16.35559	$17.78012	4,952,671
01/01/2015 to 12/31/2015	$17.78012	$19.23816	3,824,487
01/01/2016 to 12/31/2016	$19.23816	$19.96645	3,810,883
01/01/2017 to 12/31/2017	$19.96645	$26.10322	3,323,138
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98877	$10.84532	588,204
01/01/2011 to 12/31/2011	$10.84532	$11.74557	3,386,686
01/01/2012 to 12/31/2012	$11.74557	$12.23028	6,650,799
01/01/2013 to 12/31/2013	$12.23028	$11.78185	7,048,962
01/01/2014 to 12/31/2014	$11.78185	$12.32153	7,638,786
01/01/2015 to 12/31/2015	$12.32153	$12.04141	8,677,021
01/01/2016 to 12/31/2016	$12.04141	$12.14506	8,106,674
01/01/2017 to 12/31/2017	$12.14506	$12.33944	8,015,146
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98772	$10.91885	986,150
01/01/2011 to 12/31/2011	$10.91885	$10.39724	1,850,604
01/01/2012 to 12/31/2012	$10.39724	$12.57884	3,476,370
01/01/2013 to 12/31/2013	$12.57884	$15.78207	4,515,744
01/01/2014 to 12/31/2014	$15.78207	$16.07701	4,646,735
01/01/2015 to 12/31/2015	$16.07701	$15.57213	4,478,711
01/01/2016 to 12/31/2016	$15.57213	$16.39662	4,284,916
01/01/2017 to 12/31/2017	$16.39662	$19.96144	4,217,283
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.89440	383,418
01/01/2011 to 12/31/2011	$10.89440	$10.64578	587,566
01/01/2012 to 12/31/2012	$10.64578	$12.25234	1,220,831
01/01/2013 to 12/31/2013	$12.25234	$16.46513	1,461,440
01/01/2014 to 12/31/2014	$16.46513	$17.59506	1,307,176
01/01/2015 to 12/31/2015	$17.59506	$18.54623	1,170,609
01/01/2016 to 12/31/2016	$18.54623	$18.58005	1,165,777
01/01/2017 to 12/31/2017	$18.58005	$23.87390	1,128,472
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99859	$10.19489	13,864
01/01/2013 to 12/31/2013	$10.19489	$13.47958	256,143
01/01/2014 to 12/31/2014	$13.47958	$14.60434	439,378
01/01/2015 to 12/31/2015	$14.60434	$14.25237	732,691
01/01/2016 to 12/31/2016	$14.25237	$15.89439	1,378,642
01/01/2017 to 12/31/2017	$15.89439	$18.33417	1,728,242

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02850	$10.06988	90,947
01/01/2012 to 12/31/2012	$10.06988	$10.38070	784,287
01/01/2013 to 12/31/2013	$10.38070	$9.91515	819,679
01/01/2014 to 12/31/2014	$9.91515	$10.24859	1,281,885
01/01/2015 to 10/16/2015	$10.24859	$10.21698	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95889	$11.94964	712,070
01/01/2011 to 12/31/2011	$11.94964	$11.94490	1,362,309
01/01/2012 to 12/31/2012	$11.94490	$13.19559	2,338,237
01/01/2013 to 12/31/2013	$13.19559	$17.20139	2,535,727
01/01/2014 to 12/31/2014	$17.20139	$18.25146	2,559,061
01/01/2015 to 10/16/2015	$18.25146	$18.70836	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97302	$11.45213	337,443
01/01/2011 to 04/29/2011	$11.45213	$12.84323	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99114	$11.25860	962,132
01/01/2011 to 12/31/2011	$11.25860	$10.79250	1,541,843
01/01/2012 to 12/31/2012	$10.79250	$12.42576	2,559,321
01/01/2013 to 12/31/2013	$12.42576	$17.34560	3,361,108
01/01/2014 to 12/31/2014	$17.34560	$19.48059	3,280,259
01/01/2015 to 12/31/2015	$19.48059	$18.06995	3,049,764
01/01/2016 to 12/31/2016	$18.06995	$21.00158	3,223,522
01/01/2017 to 12/31/2017	$21.00158	$23.49230	3,165,223
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99859	$10.32013	4,825,886
01/01/2013 to 12/31/2013	$10.32013	$12.06359	7,905,484
01/01/2014 to 12/31/2014	$12.06359	$12.46788	7,723,394
01/01/2015 to 12/31/2015	$12.46788	$12.10372	6,792,276
01/01/2016 to 12/31/2016	$12.10372	$12.41263	5,833,067
01/01/2017 to 12/31/2017	$12.41263	$14.21470	5,515,899
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93907	$11.70034	2,484,727
01/01/2011 to 12/31/2011	$11.70034	$9.17013	3,419,207
01/01/2012 to 12/31/2012	$9.17013	$10.63028	5,634,697
01/01/2013 to 12/31/2013	$10.63028	$10.47283	6,285,593
01/01/2014 to 12/31/2014	$10.47283	$9.81275	5,997,131
01/01/2015 to 12/31/2015	$9.81275	$8.03245	5,252,854
01/01/2016 to 12/31/2016	$8.03245	$8.87224	5,025,014
01/01/2017 to 12/31/2017	$8.87224	$11.02238	5,398,469
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98956	$10.61981	19,097,676
01/01/2011 to 12/31/2011	$10.61981	$10.54353	35,425,896
01/01/2012 to 12/31/2012	$10.54353	$11.43927	61,697,638
01/01/2013 to 12/31/2013	$11.43927	$12.28073	59,881,764
01/01/2014 to 12/31/2014	$12.28073	$12.76916	55,142,183
01/01/2015 to 12/31/2015	$12.76916	$12.57011	50,440,583
01/01/2016 to 12/31/2016	$12.57011	$13.03960	44,590,686
01/01/2017 to 12/31/2017	$13.03960	$14.11702	40,904,452

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01851	$10.06978	272,121
01/01/2012 to 12/31/2012	$10.06978	$10.60206	2,785,266
01/01/2013 to 12/31/2013	$10.60206	$10.18071	1,948,139
01/01/2014 to 12/31/2014	$10.18071	$10.61419	2,751,178
01/01/2015 to 12/31/2015	$10.61419	$10.40575	3,171,296
01/01/2016 to 12/31/2016	$10.40575	$10.65976	3,789,896
01/01/2017 to 12/31/2017	$10.65976	$11.07321	4,032,667
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96359	$11.53321	18,771,323
01/01/2011 to 12/31/2011	$11.53321	$10.63290	27,741,061
01/01/2012 to 12/31/2012	$10.63290	$11.80236	53,001,698
01/01/2013 to 12/31/2013	$11.80236	$13.57707	60,829,221
01/01/2014 to 12/31/2014	$13.57707	$14.57389	61,007,482
01/01/2015 to 12/31/2015	$14.57389	$14.23837	99,241,581
01/01/2016 to 12/31/2016	$14.23837	$15.40973	92,514,725
01/01/2017 to 12/31/2017	$15.40973	$17.58685	154,281,993
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.91439	247,126
01/01/2011 to 12/31/2011	$10.91439	$11.10006	545,381
01/01/2012 to 12/31/2012	$11.10006	$12.96275	1,354,854
01/01/2013 to 12/31/2013	$12.96275	$16.87460	1,736,116
01/01/2014 to 12/31/2014	$16.87460	$19.44302	2,389,247
01/01/2015 to 12/31/2015	$19.44302	$19.70100	2,233,073
01/01/2016 to 12/31/2016	$19.70100	$22.24202	2,418,798
01/01/2017 to 12/31/2017	$22.24202	$26.73003	2,185,810
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.89689	4,804,905
01/01/2012 to 12/31/2012	$8.89689	$9.89612	11,166,035
01/01/2013 to 12/31/2013	$9.89612	$11.90675	14,502,005
01/01/2014 to 12/31/2014	$11.90675	$12.46527	15,393,481
01/01/2015 to 12/31/2015	$12.46527	$12.27176	15,395,716
01/01/2016 to 12/31/2016	$12.27176	$12.82623	13,796,952
01/01/2017 to 12/31/2017	$12.82623	$14.90233	11,736,301
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98765	$10.80894	16,553,746
01/01/2011 to 12/31/2011	$10.80894	$10.43243	26,668,098
01/01/2012 to 12/31/2012	$10.43243	$11.30927	49,521,342
01/01/2013 to 12/31/2013	$11.30927	$12.49992	54,431,945
01/01/2014 to 12/31/2014	$12.49992	$12.91884	51,261,906
01/01/2015 to 12/31/2015	$12.91884	$12.67819	50,089,107
01/01/2016 to 12/31/2016	$12.67819	$13.06319	44,145,617
01/01/2017 to 12/31/2017	$13.06319	$14.92628	40,496,615
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97784	$10.99668	15,939,271
01/01/2011 to 12/31/2011	$10.99668	$10.55184	23,481,024
01/01/2012 to 12/31/2012	$10.55184	$12.02166	43,258,118
01/01/2013 to 12/31/2013	$12.02166	$13.95148	53,272,137
01/01/2014 to 12/31/2014	$13.95148	$14.45935	50,832,833
01/01/2015 to 12/31/2015	$14.45935	$14.13641	83,775,070
01/01/2016 to 12/31/2016	$14.13641	$14.84399	74,076,274
01/01/2017 to 04/28/2017	$14.84399	$15.43834	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98247	$10.78795	23,160,057
01/01/2011 to 12/31/2011	$10.78795	$10.24638	35,666,558
01/01/2012 to 12/31/2012	$10.24638	$11.19370	54,261,704
01/01/2013 to 12/31/2013	$11.19370	$12.58795	55,948,846
01/01/2014 to 12/31/2014	$12.58795	$12.74965	50,797,782
01/01/2015 to 10/16/2015	$12.74965	$12.39598	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97192	$12.18384	426,864
01/01/2011 to 12/31/2011	$12.18384	$10.40658	1,042,929
01/01/2012 to 12/31/2012	$10.40658	$12.28287	1,809,244
01/01/2013 to 12/31/2013	$12.28287	$17.00181	2,082,691
01/01/2014 to 12/31/2014	$17.00181	$17.53857	1,979,401
01/01/2015 to 12/31/2015	$17.53857	$17.47055	1,642,461
01/01/2016 to 12/31/2016	$17.47055	$18.49644	1,417,333
01/01/2017 to 12/31/2017	$18.49644	$23.21770	1,317,676
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96097	$12.64476	546,119
01/01/2011 to 12/31/2011	$12.64476	$12.30830	1,033,660
01/01/2012 to 12/31/2012	$12.30830	$13.57203	1,888,934
01/01/2013 to 12/31/2013	$13.57203	$18.03404	2,492,070
01/01/2014 to 12/31/2014	$18.03404	$18.40461	2,220,904
01/01/2015 to 12/31/2015	$18.40461	$18.23393	2,156,397
01/01/2016 to 12/31/2016	$18.23393	$20.08921	2,167,372
01/01/2017 to 12/31/2017	$20.08921	$24.47172	1,957,445
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96440	$11.49200	373,436
01/01/2011 to 12/31/2011	$11.49200	$10.62167	635,080
01/01/2012 to 12/31/2012	$10.62167	$12.33695	1,206,539
01/01/2013 to 12/31/2013	$12.33695	$16.66308	1,462,253
01/01/2014 to 12/31/2014	$16.66308	$17.24268	1,357,357
01/01/2015 to 12/31/2015	$17.24268	$16.21902	1,080,324
01/01/2016 to 12/31/2016	$16.21902	$20.60010	1,400,633
01/01/2017 to 12/31/2017	$20.60010	$21.73867	1,234,746
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99229	$10.71605	24,269,579
01/01/2011 to 12/31/2011	$10.71605	$10.74314	44,365,420
01/01/2012 to 12/31/2012	$10.74314	$11.98557	92,816,256
01/01/2013 to 12/31/2013	$11.98557	$13.76509	111,094,453
01/01/2014 to 12/31/2014	$13.76509	$14.32668	107,422,146
01/01/2015 to 12/31/2015	$14.32668	$14.08904	135,986,861
01/01/2016 to 12/31/2016	$14.08904	$14.89482	125,611,954
01/01/2017 to 12/31/2017	$14.89482	$16.89832	116,327,275
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98593	$10.56101	678,046
01/01/2011 to 12/31/2011	$10.56101	$10.21155	824,490
01/01/2012 to 12/31/2012	$10.21155	$11.76932	2,459,047
01/01/2013 to 12/31/2013	$11.76932	$15.00379	2,986,278
01/01/2014 to 12/31/2014	$15.00379	$15.85013	3,028,254
01/01/2015 to 10/16/2015	$15.85013	$14.68901	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97117	$11.16117	1,886,107
01/01/2011 to 12/31/2011	$11.16117	$10.78581	3,234,502
01/01/2012 to 12/31/2012	$10.78581	$12.46639	6,730,374
01/01/2013 to 12/31/2013	$12.46639	$17.64982	7,755,997
01/01/2014 to 12/31/2014	$17.64982	$18.79769	8,100,535
01/01/2015 to 12/31/2015	$18.79769	$20.24900	7,341,629
01/01/2016 to 12/31/2016	$20.24900	$20.44263	6,445,719
01/01/2017 to 12/31/2017	$20.44263	$27.70961	6,167,260
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98620	$10.69150	120,198
01/01/2011 to 12/31/2011	$10.69150	$10.45834	772,322
01/01/2012 to 12/31/2012	$10.45834	$11.65803	2,127,026
01/01/2013 to 12/31/2013	$11.65803	$15.42829	2,133,134
01/01/2014 to 12/31/2014	$15.42829	$15.40233	2,019,297
01/01/2015 to 12/31/2015	$15.40233	$14.22243	1,674,209
01/01/2016 to 12/31/2016	$14.22243	$14.83806	1,521,862
01/01/2017 to 12/31/2017	$14.83806	$17.00087	1,487,779
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85984	$11.50158	2,083,250
01/01/2011 to 12/31/2011	$11.50158	$9.61963	3,652,343
01/01/2012 to 12/31/2012	$9.61963	$9.79779	6,128,268
01/01/2013 to 12/31/2013	$9.79779	$11.11270	5,639,099
01/01/2014 to 12/31/2014	$11.11270	$10.01041	5,529,020
01/01/2015 to 12/31/2015	$10.01041	$7.94568	4,623,098
01/01/2016 to 12/31/2016	$7.94568	$9.73362	4,360,519
01/01/2017 to 12/31/2017	$9.73362	$10.55477	4,299,192
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98028	$10.33385	1,336,731
01/01/2011 to 12/31/2011	$10.33385	$10.57749	2,293,269
01/01/2012 to 12/31/2012	$10.57749	$10.94077	3,419,652
01/01/2013 to 12/31/2013	$10.94077	$10.35114	3,437,860
01/01/2014 to 12/31/2014	$10.35114	$10.23181	3,301,458
01/01/2015 to 12/31/2015	$10.23181	$9.59352	2,649,589
01/01/2016 to 12/31/2016	$9.59352	$9.84178	2,363,771
01/01/2017 to 12/31/2017	$9.84178	$9.87243	2,655,649
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98885	$11.52646	408,851
01/01/2011 to 12/31/2011	$11.52646	$10.93968	738,315
01/01/2012 to 12/31/2012	$10.93968	$12.73323	1,339,734
01/01/2013 to 12/31/2013	$12.73323	$16.57418	1,523,954
01/01/2014 to 12/31/2014	$16.57418	$18.73137	1,328,903
01/01/2015 to 12/31/2015	$18.73137	$17.19612	1,111,249
01/01/2016 to 12/31/2016	$17.19612	$19.27023	1,182,512
01/01/2017 to 12/31/2017	$19.27023	$22.45389	1,005,197
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99859	$8.83435	4,284,929
01/01/2012 to 12/31/2012	$8.83435	$9.63986	13,644,816
01/01/2013 to 12/31/2013	$9.63986	$11.41894	24,369,833
01/01/2014 to 12/31/2014	$11.41894	$11.84282	25,627,375
01/01/2015 to 12/31/2015	$11.84282	$11.56788	22,842,613
01/01/2016 to 12/31/2016	$11.56788	$12.11360	20,178,757
01/01/2017 to 12/31/2017	$12.11360	$13.52694	18,369,022

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99859	$10.42309	2,739,117
01/01/2011 to 12/31/2011	$10.42309	$10.86347	5,381,783
01/01/2012 to 12/31/2012	$10.86347	$11.51711	8,850,479
01/01/2013 to 12/31/2013	$11.51711	$11.15231	9,405,233
01/01/2014 to 12/31/2014	$11.15231	$11.75168	11,611,010
01/01/2015 to 12/31/2015	$11.75168	$11.69480	11,851,082
01/01/2016 to 12/31/2016	$11.69480	$12.08851	12,324,766
01/01/2017 to 12/31/2017	$12.08851	$12.63316	12,865,557
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97112	$10.66370	22,435,067
01/01/2011 to 12/31/2011	$10.66370	$10.30757	29,830,471
01/01/2012 to 09/21/2012	$10.30757	$11.54366	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96772	$10.79905	1,743,251
01/01/2011 to 12/31/2011	$10.79905	$10.31246	1,142,236
01/01/2012 to 12/31/2012	$10.31246	$11.38762	1,043,289
01/01/2013 to 12/31/2013	$11.38762	$12.28555	3,227,468
01/01/2014 to 12/31/2014	$12.28555	$12.51236	5,131,599
01/01/2015 to 12/31/2015	$12.51236	$11.87950	5,394,130
01/01/2016 to 12/31/2016	$11.87950	$12.39266	4,995,997
01/01/2017 to 12/31/2017	$12.39266	$13.68793	4,789,326
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97840	$10.90484	1,550,655
01/01/2011 to 12/31/2011	$10.90484	$10.71003	1,014,136
01/01/2012 to 12/31/2012	$10.71003	$11.94022	940,046
01/01/2013 to 12/31/2013	$11.94022	$13.65281	8,776,850
01/01/2014 to 12/31/2014	$13.65281	$14.21155	15,133,242
01/01/2015 to 12/31/2015	$14.21155	$14.05353	16,604,499
01/01/2016 to 12/31/2016	$14.05353	$14.76693	16,150,538
01/01/2017 to 12/31/2017	$14.76693	$16.93929	15,223,106
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00693	$10.79979	39,290
01/01/2011 to 12/31/2011	$10.79979	$10.97329	22,204
01/01/2012 to 05/04/2012	$10.97329	$11.91269	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98868	$10.75742	2,440,355
01/01/2011 to 12/31/2011	$10.75742	$10.42508	1,626,665
01/01/2012 to 12/31/2012	$10.42508	$11.50261	1,428,586
01/01/2013 to 12/31/2013	$11.50261	$13.27553	7,641,288
01/01/2014 to 12/31/2014	$13.27553	$13.87277	14,041,270
01/01/2015 to 12/31/2015	$13.87277	$13.67396	16,322,116
01/01/2016 to 12/31/2016	$13.67396	$14.25960	16,212,808
01/01/2017 to 12/31/2017	$14.25960	$16.07475	15,021,281
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	23,571
01/01/2012 to 12/31/2012	$9.15128	$10.04504	39,352
01/01/2013 to 12/31/2013	$10.04504	$10.92367	3,781,890
01/01/2014 to 12/31/2014	$10.92367	$11.24074	6,748,218
01/01/2015 to 12/31/2015	$11.24074	$10.69626	8,023,735
01/01/2016 to 12/31/2016	$10.69626	$11.22383	7,825,676
01/01/2017 to 12/31/2017	$11.22383	$12.39979	7,355,566
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99842	$10.48203	1,505,924
01/01/2014 to 12/31/2014	$10.48203	$10.65089	3,262,120
01/01/2015 to 12/31/2015	$10.65089	$10.47700	4,137,119
01/01/2016 to 12/31/2016	$10.47700	$10.93082	4,318,900
01/01/2017 to 04/28/2017	$10.93082	$11.31065	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00785	$10.08594	63,335
01/01/2011 to 12/31/2011	$10.08594	$10.11721	41,385
01/01/2012 to 12/31/2012	$10.11721	$10.39081	35,230
01/01/2013 to 12/31/2013	$10.39081	$9.97182	117,947
01/01/2014 to 12/31/2014	$9.97182	$9.77297	208,839
01/01/2015 to 12/31/2015	$9.77297	$9.63362	195,160
01/01/2016 to 12/31/2016	$9.63362	$9.60532	207,365
01/01/2017 to 12/31/2017	$9.60532	$9.58362	213,732
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.35874	1,060,660
01/01/2011 to 12/31/2011	$10.35874	$10.48519	679,161
01/01/2012 to 12/31/2012	$10.48519	$11.24454	640,999
01/01/2013 to 12/31/2013	$11.24454	$10.82817	622,256
01/01/2014 to 12/31/2014	$10.82817	$11.07205	756,038
01/01/2015 to 12/31/2015	$11.07205	$10.63279	592,040
01/01/2016 to 12/31/2016	$10.63279	$10.87224	556,865
01/01/2017 to 12/31/2017	$10.87224	$11.13147	518,892
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99842	$10.59081	101,096
01/01/2011 to 12/31/2011	$10.59081	$11.57526	5,828,156
01/01/2012 to 12/31/2012	$11.57526	$11.93630	5,401,424
01/01/2013 to 12/31/2013	$11.93630	$11.46858	3,595,671
01/01/2014 to 12/31/2014	$11.46858	$11.41153	2,741,201
01/01/2015 to 12/31/2015	$11.41153	$11.21325	3,226,741
01/01/2016 to 12/31/2016	$11.21325	$11.12803	3,198,419
01/01/2017 to 12/31/2017	$11.12803	$10.99786	130,162
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00713	$10.63369	0
01/01/2011 to 12/31/2011	$10.63369	$11.84852	4,077,858
01/01/2012 to 12/31/2012	$11.84852	$12.28752	3,967,431
01/01/2013 to 12/31/2013	$12.28752	$11.67514	3,029,101
01/01/2014 to 12/31/2014	$11.67514	$11.75826	2,210,267
01/01/2015 to 12/31/2015	$11.75826	$11.62839	2,323,020
01/01/2016 to 12/31/2016	$11.62839	$11.59135	2,264,004
01/01/2017 to 12/31/2017	$11.59135	$11.45260	3,385,045
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99842	$10.63662	0
01/01/2011 to 12/31/2011	$10.63662	$12.10168	0
01/01/2012 to 12/31/2012	$12.10168	$12.56702	630,065
01/01/2013 to 12/31/2013	$12.56702	$11.73261	467,230
01/01/2014 to 12/31/2014	$11.73261	$12.00049	332,139
01/01/2015 to 12/31/2015	$12.00049	$11.89863	381,473
01/01/2016 to 12/31/2016	$11.89863	$11.84192	363,291
01/01/2017 to 12/31/2017	$11.84192	$11.70583	214,447
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00925	$10.66744	0
01/01/2011 to 12/31/2011	$10.66744	$12.41953	15,314
01/01/2012 to 12/31/2012	$12.41953	$12.95314	12,945
01/01/2013 to 12/31/2013	$12.95314	$11.87901	1,295,541
01/01/2014 to 12/31/2014	$11.87901	$12.37107	915,056
01/01/2015 to 12/31/2015	$12.37107	$12.32133	1,105,788
01/01/2016 to 12/31/2016	$12.32133	$12.32424	852,786
01/01/2017 to 12/31/2017	$12.32424	$12.19778	375,317

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00818	$10.76903	0
01/01/2011 to 12/31/2011	$10.76903	$12.70955	4,125,489
01/01/2012 to 12/31/2012	$12.70955	$13.31482	3,720,159
01/01/2013 to 12/31/2013	$13.31482	$12.14747	1,188,369
01/01/2014 to 12/31/2014	$12.14747	$12.83201	2,025,931
01/01/2015 to 12/31/2015	$12.83201	$12.81266	1,883,797
01/01/2016 to 12/31/2016	$12.81266	$12.82527	1,436,986
01/01/2017 to 12/31/2017	$12.82527	$12.78103	660,587
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99842	$12.00835	1,099,566
01/01/2012 to 12/31/2012	$12.00835	$12.46866	1,930,929
01/01/2013 to 12/31/2013	$12.46866	$11.03969	1,494,516
01/01/2014 to 12/31/2014	$11.03969	$11.95288	1,003,250
01/01/2015 to 12/31/2015	$11.95288	$11.97163	1,695,252
01/01/2016 to 12/31/2016	$11.97163	$11.95917	1,313,916
01/01/2017 to 12/31/2017	$11.95917	$11.91655	779,885
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99790	$10.38840	241,060
01/01/2013 to 12/31/2013	$10.38840	$9.15159	5,267,612
01/01/2014 to 12/31/2014	$9.15159	$10.11067	2,061,574
01/01/2015 to 12/31/2015	$10.11067	$10.18710	30,803
01/01/2016 to 12/31/2016	$10.18710	$10.18486	326,502
01/01/2017 to 12/31/2017	$10.18486	$10.16122	109,592
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99895	$8.74065	735,267
01/01/2014 to 12/31/2014	$8.74065	$9.82571	1,246,863
01/01/2015 to 12/31/2015	$9.82571	$9.91282	8,288
01/01/2016 to 12/31/2016	$9.91282	$9.91025	0
01/01/2017 to 12/31/2017	$9.91025	$9.88602	731,940
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99895	$11.29143	457,862
01/01/2015 to 12/31/2015	$11.29143	$11.29830	4,582,745
01/01/2016 to 12/31/2016	$11.29830	$11.35800	127,780
01/01/2017 to 12/31/2017	$11.35800	$11.34658	72,710
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99895	$9.92773	471,493
01/01/2016 to 12/31/2016	$9.92773	$9.94169	3,846,163
01/01/2017 to 12/31/2017	$9.94169	$9.98937	2,500,233
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99790	$9.86937	2,993,550
01/01/2017 to 12/31/2017	$9.86937	$9.94229	1,549,736
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99790	$10.02639	44,195
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97159	$10.56699	44,513
01/01/2011 to 12/31/2011	$10.56699	$9.75777	25,006
01/01/2012 to 12/31/2012	$9.75777	$10.83886	21,113
01/01/2013 to 12/31/2013	$10.83886	$13.97497	28,978
01/01/2014 to 12/31/2014	$13.97497	$15.11682	42,240
01/01/2015 to 12/31/2015	$15.11682	$14.12296	33,001
01/01/2016 to 12/31/2016	$14.12296	$15.75963	47,226
01/01/2017 to 04/28/2017	$15.75963	$16.31308	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97759	$10.83811	1,548,170
01/01/2011 to 12/31/2011	$10.83811	$10.37448	1,025,277
01/01/2012 to 12/31/2012	$10.37448	$11.57366	981,199
01/01/2013 to 12/31/2013	$11.57366	$13.92892	9,625,643
01/01/2014 to 12/31/2014	$13.92892	$14.62013	20,955,739
01/01/2015 to 12/31/2015	$14.62013	$14.41893	27,375,723
01/01/2016 to 12/31/2016	$14.41893	$15.11264	27,388,479
01/01/2017 to 12/31/2017	$15.11264	$17.47869	27,845,663
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	45,204
01/01/2014 to 12/31/2014	$11.63768	$12.97041	81,167
01/01/2015 to 12/31/2015	$12.97041	$12.26956	78,316
01/01/2016 to 12/31/2016	$12.26956	$13.82976	139,989
01/01/2017 to 12/31/2017	$13.82976	$16.06461	123,370
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95981	$11.79118	45,778
01/01/2011 to 12/31/2011	$11.79118	$12.32991	30,174
01/01/2012 to 12/31/2012	$12.32991	$13.95173	31,407
01/01/2013 to 12/31/2013	$13.95173	$14.11551	73,675
01/01/2014 to 12/31/2014	$14.11551	$18.12815	107,197
01/01/2015 to 12/31/2015	$18.12815	$18.64520	131,144
01/01/2016 to 12/31/2016	$18.64520	$19.17255	117,238
01/01/2017 to 12/31/2017	$19.17255	$19.98393	106,537
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99842	$9.67257	1,062,970
01/01/2014 to 12/31/2014	$9.67257	$9.97296	2,122,277
01/01/2015 to 12/31/2015	$9.97296	$9.77399	3,299,713
01/01/2016 to 12/31/2016	$9.77399	$10.02685	3,794,360
01/01/2017 to 04/28/2017	$10.02685	$10.22642	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.88634	586,877
01/01/2011 to 12/31/2011	$10.88634	$10.41579	346,416
01/01/2012 to 12/31/2012	$10.41579	$11.61080	310,665
01/01/2013 to 12/31/2013	$11.61080	$13.57992	5,020,394
01/01/2014 to 12/31/2014	$13.57992	$14.08375	11,021,050
01/01/2015 to 10/16/2015	$14.08375	$14.02069	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97590	$11.02002	1,187,681
01/01/2011 to 12/31/2011	$11.02002	$10.64837	860,268
01/01/2012 to 12/31/2012	$10.64837	$11.55676	820,650
01/01/2013 to 12/31/2013	$11.55676	$13.01069	5,323,927
01/01/2014 to 12/31/2014	$13.01069	$13.16575	8,108,067
01/01/2015 to 12/31/2015	$13.16575	$13.04361	11,010,716
01/01/2016 to 12/31/2016	$13.04361	$13.34057	11,189,299
01/01/2017 to 12/31/2017	$13.34057	$15.24362	10,534,454
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.72966	1,095,782
01/01/2013 to 12/31/2013	$10.72966	$13.10168	1,423,432
01/01/2014 to 12/31/2014	$13.10168	$13.26115	1,464,288
01/01/2015 to 10/16/2015	$13.26115	$12.68104	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99842	$10.79794	4,655,709
01/01/2014 to 12/31/2014	$10.79794	$10.86389	10,809,144
01/01/2015 to 10/16/2015	$10.86389	$10.34896	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.97009	$11.55054	39,230
01/01/2011 to 12/31/2011	$11.55054	$10.76044	18,329
01/01/2012 to 12/31/2012	$10.76044	$13.38514	16,604
01/01/2013 to 12/31/2013	$13.38514	$13.70175	42,407
01/01/2014 to 12/31/2014	$13.70175	$15.31302	69,964
01/01/2015 to 12/31/2015	$15.31302	$15.00855	72,703
01/01/2016 to 12/31/2016	$15.00855	$14.85588	73,898
01/01/2017 to 12/31/2017	$14.85588	$16.16100	68,141
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01842	$10.78581	95,942
01/01/2011 to 12/31/2011	$10.78581	$10.16248	40,822
01/01/2012 to 12/31/2012	$10.16248	$11.93949	38,609
01/01/2013 to 12/31/2013	$11.93949	$15.19607	48,395
01/01/2014 to 02/07/2014	$15.19607	$14.94551	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99167	$10.77026	48,956
01/01/2011 to 12/31/2011	$10.77026	$9.98271	35,231
01/01/2012 to 12/31/2012	$9.98271	$11.71868	34,293
01/01/2013 to 12/31/2013	$11.71868	$15.35222	68,724
01/01/2014 to 12/31/2014	$15.35222	$17.03825	118,279
01/01/2015 to 12/31/2015	$17.03825	$15.94208	235,098
01/01/2016 to 12/31/2016	$15.94208	$17.44498	221,524
01/01/2017 to 12/31/2017	$17.44498	$18.78254	236,792
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01975	$11.42143	111,618
01/01/2011 to 12/31/2011	$11.42143	$10.87115	64,564
01/01/2012 to 12/31/2012	$10.87115	$12.75606	64,858
01/01/2013 to 12/31/2013	$12.75606	$16.54211	78,700
01/01/2014 to 12/31/2014	$16.54211	$18.09847	109,728
01/01/2015 to 12/31/2015	$18.09847	$16.74518	451,773
01/01/2016 to 12/31/2016	$16.74518	$16.69798	402,867
01/01/2017 to 12/31/2017	$16.69798	$20.81960	372,388
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98817	$10.70690	479,143
01/01/2011 to 12/31/2011	$10.70690	$10.45048	337,244
01/01/2012 to 12/31/2012	$10.45048	$11.29012	272,919
01/01/2013 to 12/31/2013	$11.29012	$12.16343	3,696,154
01/01/2014 to 12/31/2014	$12.16343	$12.41448	7,535,300
01/01/2015 to 12/31/2015	$12.41448	$12.06788	8,010,301
01/01/2016 to 12/31/2016	$12.06788	$12.46133	7,737,237
01/01/2017 to 12/31/2017	$12.46133	$13.72685	10,624,764
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96505	$11.49647	97,827
01/01/2011 to 12/31/2011	$11.49647	$11.42521	61,954
01/01/2012 to 12/31/2012	$11.42521	$12.96647	55,406
01/01/2013 to 12/31/2013	$12.96647	$17.65730	150,991
01/01/2014 to 12/31/2014	$17.65730	$18.56865	242,850
01/01/2015 to 12/31/2015	$18.56865	$17.21498	236,218
01/01/2016 to 12/31/2016	$17.21498	$20.99466	209,217
01/01/2017 to 12/31/2017	$20.99466	$23.10732	141,370

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99843	$9.84822	80,996
01/01/2011 to 12/31/2011	$9.84822	$9.66356	69,489
01/01/2012 to 12/31/2012	$9.66356	$9.48024	44,218
01/01/2013 to 12/31/2013	$9.48024	$9.30014	121,990
01/01/2014 to 12/31/2014	$9.30014	$9.12348	229,507
01/01/2015 to 12/31/2015	$9.12348	$8.95015	522,716
01/01/2016 to 12/31/2016	$8.95015	$8.78059	550,783
01/01/2017 to 12/31/2017	$8.78059	$8.64352	511,324
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98440	$10.76839	58,411
01/01/2011 to 12/31/2011	$10.76839	$10.89931	58,898
01/01/2012 to 12/31/2012	$10.89931	$12.17532	72,870
01/01/2013 to 12/31/2013	$12.17532	$12.80158	112,955
01/01/2014 to 12/31/2014	$12.80158	$12.87958	158,987
01/01/2015 to 12/31/2015	$12.87958	$12.18460	223,960
01/01/2016 to 12/31/2016	$12.18460	$13.79401	256,786
01/01/2017 to 12/31/2017	$13.79401	$14.54378	250,701
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99041	$10.62452	43,300
01/01/2011 to 12/31/2011	$10.62452	$9.98690	29,369
01/01/2012 to 12/31/2012	$9.98690	$11.45122	27,661
01/01/2013 to 12/31/2013	$11.45122	$15.71162	84,024
01/01/2014 to 12/31/2014	$15.71162	$17.53196	95,542
01/01/2015 to 12/31/2015	$17.53196	$15.85109	93,907
01/01/2016 to 12/31/2016	$15.85109	$18.64310	78,015
01/01/2017 to 12/31/2017	$18.64310	$21.80018	59,407
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92925	$11.26302	56,927
01/01/2011 to 12/31/2011	$11.26302	$9.62127	36,711
01/01/2012 to 12/31/2012	$9.62127	$11.36049	34,344
01/01/2013 to 12/31/2013	$11.36049	$13.26847	36,880
01/01/2014 to 12/31/2014	$13.26847	$12.29718	57,051
01/01/2015 to 12/31/2015	$12.29718	$12.44336	55,557
01/01/2016 to 12/31/2016	$12.44336	$11.74631	72,675
01/01/2017 to 12/31/2017	$11.74631	$15.60622	54,960
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92912	$10.80157	67,399
01/01/2011 to 12/31/2011	$10.80157	$9.26679	30,790
01/01/2012 to 12/31/2012	$9.26679	$10.60652	30,808
01/01/2013 to 12/31/2013	$10.60652	$12.43063	40,557
01/01/2014 to 12/31/2014	$12.43063	$11.37699	47,769
01/01/2015 to 12/31/2015	$11.37699	$11.25207	62,946
01/01/2016 to 12/31/2016	$11.25207	$11.10280	77,118
01/01/2017 to 12/31/2017	$11.10280	$13.37734	63,946
AST Investment Grade Bond Portfolio
02/25/2013* to 12/31/2013	$10.04416	$9.58248	5,640
01/01/2014 to 12/31/2014	$9.58248	$10.03301	38,288
01/01/2015 to 12/31/2015	$10.03301	$9.95788	5,644,961
01/01/2016 to 12/31/2016	$9.95788	$10.17981	10,447,636
01/01/2017 to 12/31/2017	$10.17981	$10.41759	588,111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97666	$10.87788	504,856
01/01/2011 to 12/31/2011	$10.87788	$10.61070	351,697
01/01/2012 to 12/31/2012	$10.61070	$11.82263	310,427
01/01/2013 to 12/31/2013	$11.82263	$13.48642	3,438,985
01/01/2014 to 12/31/2014	$13.48642	$14.07221	6,688,035
01/01/2015 to 12/31/2015	$14.07221	$13.66023	7,816,792
01/01/2016 to 12/31/2016	$13.66023	$14.10036	7,503,446
01/01/2017 to 12/31/2017	$14.10036	$16.17872	7,456,451
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92178	$10.56344	94,179
01/01/2011 to 12/31/2011	$10.56344	$9.41473	54,498
01/01/2012 to 12/31/2012	$9.41473	$11.25910	67,378
01/01/2013 to 12/31/2013	$11.25910	$12.74180	92,766
01/01/2014 to 12/31/2014	$12.74180	$11.70410	136,865
01/01/2015 to 12/31/2015	$11.70410	$11.16087	154,995
01/01/2016 to 12/31/2016	$11.16087	$11.16076	133,091
01/01/2017 to 12/31/2017	$11.16076	$14.19373	132,315
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.59346	739,971
01/01/2011 to 12/31/2011	$10.59346	$10.41679	547,099
01/01/2012 to 12/31/2012	$10.41679	$11.31408	508,699
01/01/2013 to 12/31/2013	$11.31408	$12.32370	2,514,139
01/01/2014 to 12/31/2014	$12.32370	$12.74837	3,931,853
01/01/2015 to 12/31/2015	$12.74837	$12.48326	4,523,058
01/01/2016 to 12/31/2016	$12.48326	$12.71671	4,372,602
01/01/2017 to 12/31/2017	$12.71671	$13.99053	4,009,078
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97127	$10.78242	16,361
01/01/2011 to 12/31/2011	$10.78242	$10.64798	9,366
01/01/2012 to 12/31/2012	$10.64798	$12.03168	9,854
01/01/2013 to 12/31/2013	$12.03168	$16.11071	17,593
01/01/2014 to 12/31/2014	$16.11071	$17.30665	42,607
01/01/2015 to 12/31/2015	$17.30665	$18.78339	68,558
01/01/2016 to 12/31/2016	$18.78339	$18.15736	82,184
01/01/2017 to 12/31/2017	$18.15736	$24.19589	95,001
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99253	$11.31191	32,767
01/01/2011 to 12/31/2011	$11.31191	$10.99595	25,483
01/01/2012 to 12/31/2012	$10.99595	$12.10993	24,207
01/01/2013 to 12/31/2013	$12.10993	$16.22936	33,145
01/01/2014 to 12/31/2014	$16.22936	$17.60703	82,585
01/01/2015 to 12/31/2015	$17.60703	$19.01221	94,226
01/01/2016 to 12/31/2016	$19.01221	$19.69184	76,669
01/01/2017 to 12/31/2017	$19.69184	$25.69193	148,012
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98860	$10.82752	18,788
01/01/2011 to 12/31/2011	$10.82752	$11.70248	56,611
01/01/2012 to 12/31/2012	$11.70248	$12.16055	33,734
01/01/2013 to 12/31/2013	$12.16055	$11.69087	67,997
01/01/2014 to 12/31/2014	$11.69087	$12.20150	109,251
01/01/2015 to 12/31/2015	$12.20150	$11.89979	361,631
01/01/2016 to 12/31/2016	$11.89979	$11.97789	285,407
01/01/2017 to 12/31/2017	$11.97789	$12.14489	264,968

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98755	$10.90100	65,599
01/01/2011 to 12/31/2011	$10.90100	$10.35922	43,832
01/01/2012 to 12/31/2012	$10.35922	$12.50742	38,915
01/01/2013 to 12/31/2013	$12.50742	$15.66056	276,456
01/01/2014 to 12/31/2014	$15.66056	$15.92073	468,065
01/01/2015 to 12/31/2015	$15.92073	$15.38936	451,818
01/01/2016 to 12/31/2016	$15.38936	$16.17127	406,031
01/01/2017 to 12/31/2017	$16.17127	$19.64715	326,241
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.87655	21,546
01/01/2011 to 12/31/2011	$10.87655	$10.60683	16,039
01/01/2012 to 12/31/2012	$10.60683	$12.18265	15,026
01/01/2013 to 12/31/2013	$12.18265	$16.33812	25,096
01/01/2014 to 12/31/2014	$16.33812	$17.42381	42,704
01/01/2015 to 12/31/2015	$17.42381	$18.32835	52,175
01/01/2016 to 12/31/2016	$18.32835	$18.32462	63,822
01/01/2017 to 12/31/2017	$18.32462	$23.49795	50,000
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	1,126
01/01/2013 to 12/31/2013	$10.18715	$13.44187	9,283
01/01/2014 to 12/31/2014	$13.44187	$14.53393	22,338
01/01/2015 to 12/31/2015	$14.53393	$14.15468	43,169
01/01/2016 to 12/31/2016	$14.15468	$15.75350	117,840
01/01/2017 to 12/31/2017	$15.75350	$18.13481	127,578
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02833	$10.06632	625
01/01/2012 to 12/31/2012	$10.06632	$10.35604	1,325
01/01/2013 to 12/31/2013	$10.35604	$9.87150	16,382
01/01/2014 to 12/31/2014	$9.87150	$10.18287	28,665
01/01/2015 to 10/16/2015	$10.18287	$10.13506	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95872	$11.93011	53,576
01/01/2011 to 12/31/2011	$11.93011	$11.90113	29,074
01/01/2012 to 12/31/2012	$11.90113	$13.12034	29,616
01/01/2013 to 12/31/2013	$13.12034	$17.06853	200,062
01/01/2014 to 12/31/2014	$17.06853	$18.07363	326,591
01/01/2015 to 10/16/2015	$18.07363	$18.49618	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97285	$11.43344	37,433
01/01/2011 to 04/29/2011	$11.43344	$12.81381	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99098	$11.24020	88,173
01/01/2011 to 12/31/2011	$11.24020	$10.75300	39,643
01/01/2012 to 12/31/2012	$10.75300	$12.35515	43,985
01/01/2013 to 12/31/2013	$12.35515	$17.21196	80,413
01/01/2014 to 12/31/2014	$17.21196	$19.29110	99,192
01/01/2015 to 12/31/2015	$19.29110	$17.85778	104,901
01/01/2016 to 12/31/2016	$17.85778	$20.71307	130,972
01/01/2017 to 12/31/2017	$20.71307	$23.12258	117,235

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	28,359
01/01/2013 to 12/31/2013	$10.30591	$12.02243	1,907,114
01/01/2014 to 12/31/2014	$12.02243	$12.40002	3,978,103
01/01/2015 to 12/31/2015	$12.40002	$12.01335	4,507,387
01/01/2016 to 12/31/2016	$12.01335	$12.29506	4,159,696
01/01/2017 to 12/31/2017	$12.29506	$14.05136	3,939,746
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93890	$11.68109	125,799
01/01/2011 to 12/31/2011	$11.68109	$9.13642	93,538
01/01/2012 to 12/31/2012	$9.13642	$10.56957	72,153
01/01/2013 to 12/31/2013	$10.56957	$10.39181	62,578
01/01/2014 to 12/31/2014	$10.39181	$9.71685	70,034
01/01/2015 to 12/31/2015	$9.71685	$7.93770	76,983
01/01/2016 to 12/31/2016	$7.93770	$8.74987	76,309
01/01/2017 to 12/31/2017	$8.74987	$10.84837	90,354
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98939	$10.60245	1,432,400
01/01/2011 to 12/31/2011	$10.60245	$10.50489	991,928
01/01/2012 to 12/31/2012	$10.50489	$11.37415	925,134
01/01/2013 to 12/31/2013	$11.37415	$12.18605	5,008,009
01/01/2014 to 12/31/2014	$12.18605	$12.64490	7,833,430
01/01/2015 to 12/31/2015	$12.64490	$12.42241	9,017,998
01/01/2016 to 12/31/2016	$12.42241	$12.86037	9,810,361
01/01/2017 to 12/31/2017	$12.86037	$13.89478	10,838,767
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	323
01/01/2012 to 12/31/2012	$10.06623	$10.57685	7,304
01/01/2013 to 12/31/2013	$10.57685	$10.13596	4,421
01/01/2014 to 12/31/2014	$10.13596	$10.54611	91,583
01/01/2015 to 12/31/2015	$10.54611	$10.31799	138,140
01/01/2016 to 12/31/2016	$10.31799	$10.54843	158,820
01/01/2017 to 12/31/2017	$10.54843	$10.93540	168,242
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96342	$11.51434	1,278,203
01/01/2011 to 12/31/2011	$11.51434	$10.59391	772,577
01/01/2012 to 12/31/2012	$10.59391	$11.73515	667,450
01/01/2013 to 12/31/2013	$11.73515	$13.47231	5,879,061
01/01/2014 to 12/31/2014	$13.47231	$14.43197	11,757,540
01/01/2015 to 12/31/2015	$14.43197	$14.07110	16,852,844
01/01/2016 to 12/31/2016	$14.07110	$15.19778	17,498,478
01/01/2017 to 12/31/2017	$15.19778	$17.30972	31,457,435
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.89657	6,786
01/01/2011 to 12/31/2011	$10.89657	$11.05948	6,535
01/01/2012 to 12/31/2012	$11.05948	$12.88919	8,877
01/01/2013 to 12/31/2013	$12.88919	$16.74464	19,778
01/01/2014 to 12/31/2014	$16.74464	$19.25416	40,571
01/01/2015 to 12/31/2015	$19.25416	$19.46992	47,130
01/01/2016 to 12/31/2016	$19.46992	$21.93650	69,351
01/01/2017 to 12/31/2017	$21.93650	$26.30946	92,093

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	0
01/01/2012 to 12/31/2012	$8.88478	$9.86246	0
01/01/2013 to 12/31/2013	$9.86246	$11.84221	3,509,142
01/01/2014 to 12/31/2014	$11.84221	$12.37240	11,703,989
01/01/2015 to 12/31/2015	$12.37240	$12.15561	18,794,089
01/01/2016 to 12/31/2016	$12.15561	$12.67909	21,465,381
01/01/2017 to 12/31/2017	$12.67909	$14.70144	20,798,163
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98748	$10.79117	1,096,364
01/01/2011 to 12/31/2011	$10.79117	$10.39420	748,467
01/01/2012 to 12/31/2012	$10.39420	$11.24487	622,521
01/01/2013 to 12/31/2013	$11.24487	$12.40346	5,381,115
01/01/2014 to 12/31/2014	$12.40346	$12.79317	9,569,238
01/01/2015 to 12/31/2015	$12.79317	$12.52933	19,382,980
01/01/2016 to 12/31/2016	$12.52933	$12.88360	17,962,369
01/01/2017 to 12/31/2017	$12.88360	$14.69123	17,223,934
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97768	$10.97865	828,251
01/01/2011 to 12/31/2011	$10.97865	$10.51321	446,746
01/01/2012 to 12/31/2012	$10.51321	$11.95330	449,900
01/01/2013 to 12/31/2013	$11.95330	$13.84402	5,367,241
01/01/2014 to 12/31/2014	$13.84402	$14.31877	10,085,730
01/01/2015 to 12/31/2015	$14.31877	$13.97050	16,583,956
01/01/2016 to 12/31/2016	$13.97050	$14.64021	15,323,866
01/01/2017 to 04/28/2017	$14.64021	$15.21635	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98231	$10.77026	1,898,319
01/01/2011 to 12/31/2011	$10.77026	$10.20877	1,590,036
01/01/2012 to 12/31/2012	$10.20877	$11.13003	1,503,924
01/01/2013 to 12/31/2013	$11.13003	$12.49092	3,252,726
01/01/2014 to 12/31/2014	$12.49092	$12.62568	5,239,249
01/01/2015 to 10/16/2015	$12.62568	$12.25556	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97176	$12.16375	32,883
01/01/2011 to 12/31/2011	$12.16375	$10.36831	33,018
01/01/2012 to 12/31/2012	$10.36831	$12.21274	32,222
01/01/2013 to 12/31/2013	$12.21274	$16.87039	56,949
01/01/2014 to 12/31/2014	$16.87039	$17.36748	69,353
01/01/2015 to 12/31/2015	$17.36748	$17.26490	74,508
01/01/2016 to 12/31/2016	$17.26490	$18.24165	68,572
01/01/2017 to 12/31/2017	$18.24165	$22.85160	54,604
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96081	$12.62411	53,267
01/01/2011 to 12/31/2011	$12.62411	$12.26334	20,846
01/01/2012 to 12/31/2012	$12.26334	$13.49477	18,386
01/01/2013 to 12/31/2013	$13.49477	$17.89491	30,018
01/01/2014 to 12/31/2014	$17.89491	$18.22541	46,483
01/01/2015 to 12/31/2015	$18.22541	$18.01957	49,002
01/01/2016 to 12/31/2016	$18.01957	$19.81286	56,379
01/01/2017 to 12/31/2017	$19.81286	$24.08619	53,837

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96424	$11.47308	25,149
01/01/2011 to 12/31/2011	$11.47308	$10.58275	10,148
01/01/2012 to 12/31/2012	$10.58275	$12.26676	10,038
01/01/2013 to 12/31/2013	$12.26676	$16.53459	38,011
01/01/2014 to 12/31/2014	$16.53459	$17.07496	56,342
01/01/2015 to 12/31/2015	$17.07496	$16.02859	50,330
01/01/2016 to 12/31/2016	$16.02859	$20.31700	48,454
01/01/2017 to 12/31/2017	$20.31700	$21.39649	46,860
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99212	$10.69858	2,173,184
01/01/2011 to 12/31/2011	$10.69858	$10.70386	1,649,416
01/01/2012 to 12/31/2012	$10.70386	$11.91749	1,550,574
01/01/2013 to 12/31/2013	$11.91749	$13.65914	12,303,020
01/01/2014 to 12/31/2014	$13.65914	$14.18744	21,838,735
01/01/2015 to 12/31/2015	$14.18744	$13.92374	36,665,669
01/01/2016 to 12/31/2016	$13.92374	$14.69039	35,570,183
01/01/2017 to 12/31/2017	$14.69039	$16.63259	34,123,942
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98577	$10.54371	46,536
01/01/2011 to 12/31/2011	$10.54371	$10.17416	21,063
01/01/2012 to 12/31/2012	$10.17416	$11.70232	23,976
01/01/2013 to 12/31/2013	$11.70232	$14.88796	59,271
01/01/2014 to 12/31/2014	$14.88796	$15.69575	84,668
01/01/2015 to 10/16/2015	$15.69575	$14.52236	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97100	$11.14285	162,524
01/01/2011 to 12/31/2011	$11.14285	$10.74611	91,715
01/01/2012 to 12/31/2012	$10.74611	$12.39520	90,187
01/01/2013 to 12/31/2013	$12.39520	$17.51339	259,370
01/01/2014 to 12/31/2014	$17.51339	$18.61447	370,178
01/01/2015 to 12/31/2015	$18.61447	$20.01090	443,158
01/01/2016 to 12/31/2016	$20.01090	$20.16122	427,680
01/01/2017 to 12/31/2017	$20.16122	$27.27281	342,329
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98603	$10.67390	5,563
01/01/2011 to 12/31/2011	$10.67390	$10.41987	14,861
01/01/2012 to 12/31/2012	$10.41987	$11.59143	13,028
01/01/2013 to 12/31/2013	$11.59143	$15.30911	41,180
01/01/2014 to 12/31/2014	$15.30911	$15.25228	55,347
01/01/2015 to 12/31/2015	$15.25228	$14.05521	51,357
01/01/2016 to 12/31/2016	$14.05521	$14.63380	51,109
01/01/2017 to 12/31/2017	$14.63380	$16.73292	51,120
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85968	$11.48283	104,628
01/01/2011 to 12/31/2011	$11.48283	$9.58441	70,966
01/01/2012 to 12/31/2012	$9.58441	$9.74218	60,255
01/01/2013 to 12/31/2013	$9.74218	$11.02705	81,898
01/01/2014 to 12/31/2014	$11.02705	$9.91307	141,205
01/01/2015 to 12/31/2015	$9.91307	$7.85235	181,903
01/01/2016 to 12/31/2016	$7.85235	$9.59967	212,003
01/01/2017 to 12/31/2017	$9.59967	$10.38845	192,761

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.98011	$10.31689	62,111
01/01/2011 to 12/31/2011	$10.31689	$10.53864	46,810
01/01/2012 to 12/31/2012	$10.53864	$10.87844	51,209
01/01/2013 to 12/31/2013	$10.87844	$10.27131	45,669
01/01/2014 to 12/31/2014	$10.27131	$10.13234	65,700
01/01/2015 to 12/31/2015	$10.13234	$9.48072	82,676
01/01/2016 to 12/31/2016	$9.48072	$9.70623	82,299
01/01/2017 to 12/31/2017	$9.70623	$9.71675	84,497
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98869	$11.50772	20,020
01/01/2011 to 12/31/2011	$11.50772	$10.89980	16,806
01/01/2012 to 12/31/2012	$10.89980	$12.66098	16,319
01/01/2013 to 12/31/2013	$12.66098	$16.44666	28,518
01/01/2014 to 12/31/2014	$16.44666	$18.54936	35,257
01/01/2015 to 12/31/2015	$18.54936	$16.99439	47,179
01/01/2016 to 12/31/2016	$16.99439	$19.00556	50,563
01/01/2017 to 12/31/2017	$19.00556	$22.10058	43,913
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.82229	10,192
01/01/2012 to 12/31/2012	$8.82229	$9.60719	16,793
01/01/2013 to 12/31/2013	$9.60719	$11.35710	5,038,493
01/01/2014 to 12/31/2014	$11.35710	$11.75460	11,517,026
01/01/2015 to 12/31/2015	$11.75460	$11.45826	12,739,678
01/01/2016 to 12/31/2016	$11.45826	$11.97442	11,664,478
01/01/2017 to 12/31/2017	$11.97442	$13.34439	10,869,918
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99842	$10.40601	118,667
01/01/2011 to 12/31/2011	$10.40601	$10.82363	73,141
01/01/2012 to 12/31/2012	$10.82363	$11.45149	67,430
01/01/2013 to 12/31/2013	$11.45149	$11.06625	290,714
01/01/2014 to 12/31/2014	$11.06625	$11.63736	497,106
01/01/2015 to 12/31/2015	$11.63736	$11.55742	447,303
01/01/2016 to 12/31/2016	$11.55742	$11.92225	502,606
01/01/2017 to 12/31/2017	$11.92225	$12.43412	465,584
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97095	$10.64626	1,472,344
01/01/2011 to 12/31/2011	$10.64626	$10.26981	1,080,417
01/01/2012 to 09/21/2012	$10.26981	$11.48435	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96755	$10.78127	5,516,405
01/01/2011 to 12/31/2011	$10.78127	$10.27449	7,930,280
01/01/2012 to 12/31/2012	$10.27449	$11.32236	11,077,684
01/01/2013 to 12/31/2013	$11.32236	$12.19011	10,523,493
01/01/2014 to 12/31/2014	$12.19011	$12.38986	9,625,080
01/01/2015 to 12/31/2015	$12.38986	$11.73914	7,485,336
01/01/2016 to 12/31/2016	$11.73914	$12.22137	6,657,645
01/01/2017 to 12/31/2017	$12.22137	$13.47124	6,613,492
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97824	$10.88690	3,887,085
01/01/2011 to 12/31/2011	$10.88690	$10.67064	7,536,489
01/01/2012 to 12/31/2012	$10.67064	$11.87203	13,895,266
01/01/2013 to 12/31/2013	$11.87203	$13.54713	14,169,565
01/01/2014 to 12/31/2014	$13.54713	$14.07267	13,538,746
01/01/2015 to 12/31/2015	$14.07267	$13.88783	12,198,105
01/01/2016 to 12/31/2016	$13.88783	$14.56311	11,308,232
01/01/2017 to 12/31/2017	$14.56311	$16.67151	10,544,373
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.78205	196,832
01/01/2011 to 12/31/2011	$10.78205	$10.93295	372,080
01/01/2012 to 05/04/2012	$10.93295	$11.86055	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98851	$10.73966	6,122,070
01/01/2011 to 12/31/2011	$10.73966	$10.38658	11,643,017
01/01/2012 to 12/31/2012	$10.38658	$11.43662	18,171,064
01/01/2013 to 12/31/2013	$11.43662	$13.17247	18,699,184
01/01/2014 to 12/31/2014	$13.17247	$13.73688	17,790,247
01/01/2015 to 12/31/2015	$13.73688	$13.51240	16,519,233
01/01/2016 to 12/31/2016	$13.51240	$14.06251	15,092,781
01/01/2017 to 12/31/2017	$14.06251	$15.82021	13,917,887
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	2,250,990
01/01/2012 to 12/31/2012	$9.13879	$10.01086	5,203,950
01/01/2013 to 12/31/2013	$10.01086	$10.86430	5,355,492
01/01/2014 to 12/31/2014	$10.86430	$11.15680	5,070,743
01/01/2015 to 12/31/2015	$11.15680	$10.59478	4,683,923
01/01/2016 to 12/31/2016	$10.59478	$11.09480	4,263,071
01/01/2017 to 12/31/2017	$11.09480	$12.23238	4,081,605
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99826	$10.46739	71,799
01/01/2014 to 12/31/2014	$10.46739	$10.61412	136,733
01/01/2015 to 12/31/2015	$10.61412	$10.41960	176,241
01/01/2016 to 12/31/2016	$10.41960	$10.84881	236,247
01/01/2017 to 04/28/2017	$10.84881	$11.21829	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00768	$10.06943	258,212
01/01/2011 to 12/31/2011	$10.06943	$10.07987	444,733
01/01/2012 to 12/31/2012	$10.07987	$10.33107	864,280
01/01/2013 to 12/31/2013	$10.33107	$9.89418	887,249
01/01/2014 to 12/31/2014	$9.89418	$9.67708	855,438
01/01/2015 to 12/31/2015	$9.67708	$9.51958	733,064
01/01/2016 to 12/31/2016	$9.51958	$9.47295	756,468
01/01/2017 to 12/31/2017	$9.47295	$9.43279	742,396
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.34172	3,522,143
01/01/2011 to 12/31/2011	$10.34172	$10.44670	5,705,528
01/01/2012 to 12/31/2012	$10.44670	$11.18028	9,414,126
01/01/2013 to 12/31/2013	$11.18028	$10.74438	9,411,995
01/01/2014 to 12/31/2014	$10.74438	$10.96377	8,213,489
01/01/2015 to 12/31/2015	$10.96377	$10.50721	7,210,435
01/01/2016 to 12/31/2016	$10.50721	$10.72204	6,898,896
01/01/2017 to 12/31/2017	$10.72204	$10.95529	6,992,498
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97142	$10.54959	142,572
01/01/2011 to 12/31/2011	$10.54959	$9.72183	183,338
01/01/2012 to 12/31/2012	$9.72183	$10.77688	332,652
01/01/2013 to 12/31/2013	$10.77688	$13.86671	398,492
01/01/2014 to 12/31/2014	$13.86671	$14.96906	350,635
01/01/2015 to 12/31/2015	$14.96906	$13.95634	266,629
01/01/2016 to 12/31/2016	$13.95634	$15.54200	228,941
01/01/2017 to 04/28/2017	$15.54200	$16.07710	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97742	$10.82029	5,226,833
01/01/2011 to 12/31/2011	$10.82029	$10.33635	7,593,614
01/01/2012 to 12/31/2012	$10.33635	$11.50768	11,785,115
01/01/2013 to 12/31/2013	$11.50768	$13.82131	13,677,902
01/01/2014 to 12/31/2014	$13.82131	$14.47761	13,579,516
01/01/2015 to 12/31/2015	$14.47761	$14.24918	12,749,908
01/01/2016 to 12/31/2016	$14.24918	$14.90433	12,003,740
01/01/2017 to 12/31/2017	$14.90433	$17.20269	11,804,840
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	34,276
01/01/2014 to 12/31/2014	$11.61742	$12.92135	120,929
01/01/2015 to 12/31/2015	$12.92135	$12.19819	216,391
01/01/2016 to 12/31/2016	$12.19819	$13.72148	283,169
01/01/2017 to 12/31/2017	$13.72148	$15.90644	303,812
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95965	$11.77181	148,869
01/01/2011 to 12/31/2011	$11.77181	$12.28453	287,342
01/01/2012 to 12/31/2012	$12.28453	$13.87195	637,193
01/01/2013 to 12/31/2013	$13.87195	$14.00615	695,083
01/01/2014 to 12/31/2014	$14.00615	$17.95101	590,923
01/01/2015 to 12/31/2015	$17.95101	$18.42533	529,969
01/01/2016 to 12/31/2016	$18.42533	$18.90802	485,470
01/01/2017 to 12/31/2017	$18.90802	$19.66812	461,635

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99826	$9.65911	82,334
01/01/2014 to 12/31/2014	$9.65911	$9.93876	272,956
01/01/2015 to 12/31/2015	$9.93876	$9.72055	735,820
01/01/2016 to 12/31/2016	$9.72055	$9.95163	939,347
01/01/2017 to 04/28/2017	$9.95163	$10.14294	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.86854	1,183,504
01/01/2011 to 12/31/2011	$10.86854	$10.37751	2,746,969
01/01/2012 to 12/31/2012	$10.37751	$11.54455	5,411,255
01/01/2013 to 12/31/2013	$11.54455	$13.47490	5,944,495
01/01/2014 to 12/31/2014	$13.47490	$13.94630	5,912,240
01/01/2015 to 10/16/2015	$13.94630	$13.86136	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97573	$11.00198	3,040,603
01/01/2011 to 12/31/2011	$11.00198	$10.60927	5,374,961
01/01/2012 to 12/31/2012	$10.60927	$11.49073	9,010,294
01/01/2013 to 12/31/2013	$11.49073	$12.90995	9,037,919
01/01/2014 to 12/31/2014	$12.90995	$13.03710	8,381,745
01/01/2015 to 12/31/2015	$13.03710	$12.88970	7,658,849
01/01/2016 to 12/31/2016	$12.88970	$13.15637	7,087,521
01/01/2017 to 12/31/2017	$13.15637	$15.00254	6,794,577
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.71478	11,350,314
01/01/2013 to 12/31/2013	$10.71478	$13.05681	11,680,480
01/01/2014 to 12/31/2014	$13.05681	$13.18875	10,944,905
01/01/2015 to 10/16/2015	$13.18875	$12.59144	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99826	$10.78284	679,070
01/01/2014 to 12/31/2014	$10.78284	$10.82649	971,931
01/01/2015 to 10/16/2015	$10.82649	$10.29668	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96993	$11.53165	122,752
01/01/2011 to 12/31/2011	$11.53165	$10.72094	190,352
01/01/2012 to 12/31/2012	$10.72094	$13.30873	520,200
01/01/2013 to 12/31/2013	$13.30873	$13.59570	441,221
01/01/2014 to 12/31/2014	$13.59570	$15.16355	413,940
01/01/2015 to 12/31/2015	$15.16355	$14.83180	340,933
01/01/2016 to 12/31/2016	$14.83180	$14.65107	259,997
01/01/2017 to 12/31/2017	$14.65107	$15.90570	254,108
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01826	$10.76811	199,918
01/01/2011 to 12/31/2011	$10.76811	$10.12518	235,095
01/01/2012 to 12/31/2012	$10.12518	$11.87142	471,384
01/01/2013 to 12/31/2013	$11.87142	$15.07851	502,150
01/01/2014 to 02/07/2014	$15.07851	$14.82672	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99150	$10.75256	186,236
01/01/2011 to 12/31/2011	$10.75256	$9.94608	358,920
01/01/2012 to 12/31/2012	$9.94608	$11.65181	475,228
01/01/2013 to 12/31/2013	$11.65181	$15.23345	519,571
01/01/2014 to 12/31/2014	$15.23345	$16.87205	534,720
01/01/2015 to 12/31/2015	$16.87205	$15.75437	1,176,820
01/01/2016 to 12/31/2016	$15.75437	$17.20445	1,040,564
01/01/2017 to 12/31/2017	$17.20445	$18.48583	1,125,468

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01958	$11.40273	352,049
01/01/2011 to 12/31/2011	$11.40273	$10.83119	496,956
01/01/2012 to 12/31/2012	$10.83119	$12.68323	836,897
01/01/2013 to 12/31/2013	$12.68323	$16.41409	857,598
01/01/2014 to 12/31/2014	$16.41409	$17.92176	770,824
01/01/2015 to 12/31/2015	$17.92176	$16.54789	1,378,929
01/01/2016 to 12/31/2016	$16.54789	$16.46765	1,308,923
01/01/2017 to 12/31/2017	$16.46765	$20.49067	1,139,274
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68940	2,546,265
01/01/2011 to 12/31/2011	$10.68940	$10.41222	4,103,365
01/01/2012 to 12/31/2012	$10.41222	$11.22580	6,407,141
01/01/2013 to 12/31/2013	$11.22580	$12.06932	6,447,232
01/01/2014 to 12/31/2014	$12.06932	$12.29341	5,849,519
01/01/2015 to 12/31/2015	$12.29341	$11.92573	4,782,241
01/01/2016 to 12/31/2016	$11.92573	$12.28947	4,290,001
01/01/2017 to 12/31/2017	$12.28947	$13.51005	4,372,627
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96489	$11.47751	259,896
01/01/2011 to 12/31/2011	$11.47751	$11.38312	365,908
01/01/2012 to 12/31/2012	$11.38312	$12.89210	687,005
01/01/2013 to 12/31/2013	$12.89210	$17.52034	754,500
01/01/2014 to 12/31/2014	$17.52034	$18.38705	760,935
01/01/2015 to 12/31/2015	$18.38705	$17.01185	666,868
01/01/2016 to 12/31/2016	$17.01185	$20.70469	578,584
01/01/2017 to 12/31/2017	$20.70469	$22.74177	571,317
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99826	$9.83210	432,404
01/01/2011 to 12/31/2011	$9.83210	$9.62805	976,585
01/01/2012 to 12/31/2012	$9.62805	$9.42621	856,782
01/01/2013 to 12/31/2013	$9.42621	$9.22821	641,576
01/01/2014 to 12/31/2014	$9.22821	$9.03434	566,785
01/01/2015 to 12/31/2015	$9.03434	$8.84463	698,243
01/01/2016 to 12/31/2016	$8.84463	$8.65942	592,139
01/01/2017 to 12/31/2017	$8.65942	$8.50697	420,122
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98423	$10.75077	196,063
01/01/2011 to 12/31/2011	$10.75077	$10.85949	414,596
01/01/2012 to 12/31/2012	$10.85949	$12.10603	940,570
01/01/2013 to 12/31/2013	$12.10603	$12.70285	764,877
01/01/2014 to 12/31/2014	$12.70285	$12.75411	710,577
01/01/2015 to 12/31/2015	$12.75411	$12.04126	602,225
01/01/2016 to 12/31/2016	$12.04126	$13.60403	544,746
01/01/2017 to 12/31/2017	$13.60403	$14.31431	536,369
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99024	$10.60710	86,158
01/01/2011 to 12/31/2011	$10.60710	$9.95015	114,797
01/01/2012 to 12/31/2012	$9.95015	$11.38581	182,558
01/01/2013 to 12/31/2013	$11.38581	$15.59005	286,238
01/01/2014 to 12/31/2014	$15.59005	$17.36079	338,509
01/01/2015 to 12/31/2015	$17.36079	$15.66437	332,725
01/01/2016 to 12/31/2016	$15.66437	$18.38597	269,085
01/01/2017 to 12/31/2017	$18.38597	$21.45578	260,626

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92909	$11.24449	120,209
01/01/2011 to 12/31/2011	$11.24449	$9.58589	187,387
01/01/2012 to 12/31/2012	$9.58589	$11.29559	297,821
01/01/2013 to 12/31/2013	$11.29559	$13.16577	288,766
01/01/2014 to 12/31/2014	$13.16577	$12.17716	295,040
01/01/2015 to 12/31/2015	$12.17716	$12.29675	284,441
01/01/2016 to 12/31/2016	$12.29675	$11.58431	249,759
01/01/2017 to 12/31/2017	$11.58431	$15.35957	248,199
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92896	$10.78368	128,205
01/01/2011 to 12/31/2011	$10.78368	$9.23249	198,630
01/01/2012 to 12/31/2012	$9.23249	$10.54563	279,772
01/01/2013 to 12/31/2013	$10.54563	$12.33410	307,502
01/01/2014 to 12/31/2014	$12.33410	$11.26549	290,198
01/01/2015 to 12/31/2015	$11.26549	$11.11906	284,240
01/01/2016 to 12/31/2016	$11.11906	$10.94929	266,840
01/01/2017 to 12/31/2017	$10.94929	$13.16563	231,803
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00649	$10.58844	161
01/01/2011 to 12/31/2011	$10.58844	$11.65657	28,245,185
01/01/2012 to 12/31/2012	$11.65657	$12.48437	12,185,297
01/01/2013 to 12/31/2013	$12.48437	$11.83322	2,586,723
01/01/2014 to 12/31/2014	$11.83322	$12.36430	3,220,720
01/01/2015 to 12/31/2015	$12.36430	$12.24661	11,855,244
01/01/2016 to 12/31/2016	$12.24661	$12.49409	12,647,205
01/01/2017 to 12/31/2017	$12.49409	$12.75993	5,679,633
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97649	$10.86001	2,174,610
01/01/2011 to 12/31/2011	$10.86001	$10.57177	3,640,539
01/01/2012 to 12/31/2012	$10.57177	$11.75519	6,361,180
01/01/2013 to 12/31/2013	$11.75519	$13.38210	6,280,168
01/01/2014 to 12/31/2014	$13.38210	$13.93493	5,980,304
01/01/2015 to 12/31/2015	$13.93493	$13.49945	5,268,824
01/01/2016 to 12/31/2016	$13.49945	$13.90612	4,706,004
01/01/2017 to 12/31/2017	$13.90612	$15.92331	4,506,158
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92161	$10.54608	312,059
01/01/2011 to 12/31/2011	$10.54608	$9.38012	471,899
01/01/2012 to 12/31/2012	$9.38012	$11.19486	754,667
01/01/2013 to 12/31/2013	$11.19486	$12.64339	834,403
01/01/2014 to 12/31/2014	$12.64339	$11.58999	865,385
01/01/2015 to 12/31/2015	$11.58999	$11.02943	754,096
01/01/2016 to 12/31/2016	$11.02943	$11.00699	732,940
01/01/2017 to 12/31/2017	$11.00699	$13.96977	760,676
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.57605	1,900,708
01/01/2011 to 12/31/2011	$10.57605	$10.37847	3,919,930
01/01/2012 to 12/31/2012	$10.37847	$11.24938	6,213,028
01/01/2013 to 12/31/2013	$11.24938	$12.22821	6,104,537
01/01/2014 to 12/31/2014	$12.22821	$12.62374	5,567,461
01/01/2015 to 12/31/2015	$12.62374	$12.33605	4,924,098
01/01/2016 to 12/31/2016	$12.33605	$12.54118	4,480,898
01/01/2017 to 12/31/2017	$12.54118	$13.76941	4,137,229

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97111	$10.76470	87,860
01/01/2011 to 12/31/2011	$10.76470	$10.60883	166,469
01/01/2012 to 12/31/2012	$10.60883	$11.96308	366,380
01/01/2013 to 12/31/2013	$11.96308	$15.98615	359,521
01/01/2014 to 12/31/2014	$15.98615	$17.13785	364,972
01/01/2015 to 12/31/2015	$17.13785	$18.56219	390,119
01/01/2016 to 12/31/2016	$18.56219	$17.90707	365,110
01/01/2017 to 12/31/2017	$17.90707	$23.81386	368,003
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99236	$11.29330	189,485
01/01/2011 to 12/31/2011	$11.29330	$10.95551	336,887
01/01/2012 to 12/31/2012	$10.95551	$12.04063	653,350
01/01/2013 to 12/31/2013	$12.04063	$16.10352	577,122
01/01/2014 to 12/31/2014	$16.10352	$17.43484	900,638
01/01/2015 to 12/31/2015	$17.43484	$18.78781	698,619
01/01/2016 to 12/31/2016	$18.78781	$19.41983	659,126
01/01/2017 to 12/31/2017	$19.41983	$25.28556	587,964
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98843	$10.80977	117,309
01/01/2011 to 12/31/2011	$10.80977	$11.65957	1,054,574
01/01/2012 to 12/31/2012	$11.65957	$12.09112	1,336,674
01/01/2013 to 12/31/2013	$12.09112	$11.60035	1,386,111
01/01/2014 to 12/31/2014	$11.60035	$12.08231	1,580,575
01/01/2015 to 12/31/2015	$12.08231	$11.75954	1,834,873
01/01/2016 to 12/31/2016	$11.75954	$11.81263	1,772,117
01/01/2017 to 12/31/2017	$11.81263	$11.95298	1,775,987
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98739	$10.88308	313,949
01/01/2011 to 12/31/2011	$10.88308	$10.32113	453,670
01/01/2012 to 12/31/2012	$10.32113	$12.43595	818,069
01/01/2013 to 12/31/2013	$12.43595	$15.53932	924,018
01/01/2014 to 12/31/2014	$15.53932	$15.76524	893,148
01/01/2015 to 12/31/2015	$15.76524	$15.20794	811,824
01/01/2016 to 12/31/2016	$15.20794	$15.94814	766,672
01/01/2017 to 12/31/2017	$15.94814	$19.33665	694,836
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.85871	69,804
01/01/2011 to 12/31/2011	$10.85871	$10.56782	101,083
01/01/2012 to 12/31/2012	$10.56782	$12.11316	249,054
01/01/2013 to 12/31/2013	$12.11316	$16.21185	263,789
01/01/2014 to 12/31/2014	$16.21185	$17.25380	286,582
01/01/2015 to 12/31/2015	$17.25380	$18.11252	198,780
01/01/2016 to 12/31/2016	$18.11252	$18.07191	191,987
01/01/2017 to 12/31/2017	$18.07191	$23.12682	179,148
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	487
01/01/2013 to 12/31/2013	$10.17946	$13.40436	30,115
01/01/2014 to 12/31/2014	$13.40436	$14.46368	66,282
01/01/2015 to 12/31/2015	$14.46368	$14.05744	124,089
01/01/2016 to 12/31/2016	$14.05744	$15.61340	198,007
01/01/2017 to 12/31/2017	$15.61340	$17.93707	273,196

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02817	$10.06278	35,591
01/01/2012 to 12/31/2012	$10.06278	$10.33112	237,461
01/01/2013 to 12/31/2013	$10.33112	$9.82763	258,551
01/01/2014 to 12/31/2014	$9.82763	$10.11671	320,836
01/01/2015 to 10/16/2015	$10.11671	$10.05294	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95855	$11.91048	225,037
01/01/2011 to 12/31/2011	$11.91048	$11.85733	392,679
01/01/2012 to 12/31/2012	$11.85733	$13.04531	742,034
01/01/2013 to 12/31/2013	$13.04531	$16.93622	714,600
01/01/2014 to 12/31/2014	$16.93622	$17.89683	650,418
01/01/2015 to 10/16/2015	$17.89683	$18.28561	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97268	$11.41452	82,328
01/01/2011 to 04/29/2011	$11.41452	$12.78404	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99081	$11.22185	182,245
01/01/2011 to 12/31/2011	$11.22185	$10.71360	279,795
01/01/2012 to 12/31/2012	$10.71360	$12.28480	466,088
01/01/2013 to 12/31/2013	$12.28480	$17.07924	611,307
01/01/2014 to 12/31/2014	$17.07924	$19.10337	646,008
01/01/2015 to 12/31/2015	$19.10337	$17.64787	610,672
01/01/2016 to 12/31/2016	$17.64787	$20.42786	634,200
01/01/2017 to 12/31/2017	$20.42786	$22.75780	593,925
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	895,325
01/01/2013 to 12/31/2013	$10.29169	$11.98140	1,114,810
01/01/2014 to 12/31/2014	$11.98140	$12.33254	1,170,124
01/01/2015 to 12/31/2015	$12.33254	$11.92365	1,004,244
01/01/2016 to 12/31/2016	$11.92365	$12.17840	910,753
01/01/2017 to 12/31/2017	$12.17840	$13.88984	910,757
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93873	$11.66195	476,936
01/01/2011 to 12/31/2011	$11.66195	$9.10284	664,092
01/01/2012 to 12/31/2012	$9.10284	$10.50918	1,181,912
01/01/2013 to 12/31/2013	$10.50918	$10.31145	1,168,271
01/01/2014 to 12/31/2014	$10.31145	$9.62209	1,032,136
01/01/2015 to 12/31/2015	$9.62209	$7.84425	931,152
01/01/2016 to 12/31/2016	$7.84425	$8.62930	840,971
01/01/2017 to 12/31/2017	$8.62930	$10.67714	878,413
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98922	$10.58499	4,586,837
01/01/2011 to 12/31/2011	$10.58499	$10.46635	10,310,852
01/01/2012 to 12/31/2012	$10.46635	$11.30921	16,150,559
01/01/2013 to 12/31/2013	$11.30921	$12.09170	15,260,664
01/01/2014 to 12/31/2014	$12.09170	$12.52144	14,101,630
01/01/2015 to 12/31/2015	$12.52144	$12.27605	12,732,885
01/01/2016 to 12/31/2016	$12.27605	$12.68287	11,691,694
01/01/2017 to 12/31/2017	$12.68287	$13.67509	10,989,323

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	48,356
01/01/2012 to 12/31/2012	$10.06267	$10.55146	348,835
01/01/2013 to 12/31/2013	$10.55146	$10.09089	425,576
01/01/2014 to 12/31/2014	$10.09089	$10.47775	498,444
01/01/2015 to 12/31/2015	$10.47775	$10.23026	624,104
01/01/2016 to 12/31/2016	$10.23026	$10.43751	574,988
01/01/2017 to 12/31/2017	$10.43751	$10.79838	582,280
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96325	$11.49547	3,712,117
01/01/2011 to 12/31/2011	$11.49547	$10.55499	5,954,130
01/01/2012 to 12/31/2012	$10.55499	$11.66811	10,641,823
01/01/2013 to 12/31/2013	$11.66811	$13.36799	11,234,481
01/01/2014 to 12/31/2014	$13.36799	$14.29091	11,027,596
01/01/2015 to 12/31/2015	$14.29091	$13.90511	18,528,500
01/01/2016 to 12/31/2016	$13.90511	$14.98807	17,001,349
01/01/2017 to 12/31/2017	$14.98807	$17.03621	26,046,854
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.87869	60,348
01/01/2011 to 12/31/2011	$10.87869	$11.01886	118,986
01/01/2012 to 12/31/2012	$11.01886	$12.81560	223,207
01/01/2013 to 12/31/2013	$12.81560	$16.61507	238,283
01/01/2014 to 12/31/2014	$16.61507	$19.06605	315,106
01/01/2015 to 12/31/2015	$19.06605	$19.24041	327,003
01/01/2016 to 12/31/2016	$19.24041	$21.63385	298,638
01/01/2017 to 12/31/2017	$21.63385	$25.89381	286,427
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	0
01/01/2013 to 12/31/2013	$9.82884	$11.77773	0
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98731	$10.77337	3,202,539
01/01/2011 to 12/31/2011	$10.77337	$10.35589	6,297,134
01/01/2012 to 12/31/2012	$10.35589	$11.18047	11,013,705
01/01/2013 to 12/31/2013	$11.18047	$12.30719	11,015,991
01/01/2014 to 12/31/2014	$12.30719	$12.66800	10,238,199
01/01/2015 to 12/31/2015	$12.66800	$12.38138	9,740,122
01/01/2016 to 12/31/2016	$12.38138	$12.70553	8,734,440
01/01/2017 to 12/31/2017	$12.70553	$14.45873	8,379,981
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97751	$10.96058	2,624,296
01/01/2011 to 12/31/2011	$10.96058	$10.47443	4,135,424
01/01/2012 to 12/31/2012	$10.47443	$11.88484	7,137,505
01/01/2013 to 12/31/2013	$11.88484	$13.73656	7,789,218
01/01/2014 to 12/31/2014	$13.73656	$14.17862	7,678,745
01/01/2015 to 12/31/2015	$14.17862	$13.80554	12,607,828
01/01/2016 to 12/31/2016	$13.80554	$14.43790	11,237,865
01/01/2017 to 04/28/2017	$14.43790	$14.99606	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98214	$10.75257	4,337,624
01/01/2011 to 12/31/2011	$10.75257	$10.17124	6,785,307
01/01/2012 to 12/31/2012	$10.17124	$11.06628	9,359,655
01/01/2013 to 12/31/2013	$11.06628	$12.39404	9,319,368
01/01/2014 to 12/31/2014	$12.39404	$12.50220	8,159,713
01/01/2015 to 10/16/2015	$12.50220	$12.11615	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97159	$12.14387	134,008
01/01/2011 to 12/31/2011	$12.14387	$10.33026	272,000
01/01/2012 to 12/31/2012	$10.33026	$12.14309	472,973
01/01/2013 to 12/31/2013	$12.14309	$16.73995	485,972
01/01/2014 to 12/31/2014	$16.73995	$17.19813	441,793
01/01/2015 to 12/31/2015	$17.19813	$17.06163	393,502
01/01/2016 to 12/31/2016	$17.06163	$17.99015	341,177
01/01/2017 to 12/31/2017	$17.99015	$22.49062	292,969
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96064	$12.60328	196,458
01/01/2011 to 12/31/2011	$12.60328	$12.21817	299,003
01/01/2012 to 12/31/2012	$12.21817	$13.41755	577,925
01/01/2013 to 12/31/2013	$13.41755	$17.75618	609,853
01/01/2014 to 12/31/2014	$17.75618	$18.04719	496,075
01/01/2015 to 12/31/2015	$18.04719	$17.80700	436,884
01/01/2016 to 12/31/2016	$17.80700	$19.53933	416,555
01/01/2017 to 12/31/2017	$19.53933	$23.70528	393,111
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96407	$11.45416	105,127
01/01/2011 to 12/31/2011	$11.45416	$10.54377	159,251
01/01/2012 to 12/31/2012	$10.54377	$12.19664	281,664
01/01/2013 to 12/31/2013	$12.19664	$16.40654	310,561
01/01/2014 to 12/31/2014	$16.40654	$16.90814	275,770
01/01/2015 to 12/31/2015	$16.90814	$15.83959	223,450
01/01/2016 to 12/31/2016	$15.83959	$20.03660	242,821
01/01/2017 to 12/31/2017	$20.03660	$21.05817	245,215
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99195	$10.68099	4,889,068
01/01/2011 to 12/31/2011	$10.68099	$10.66444	10,210,336
01/01/2012 to 12/31/2012	$10.66444	$11.84920	20,138,252
01/01/2013 to 12/31/2013	$11.84920	$13.55300	20,387,641
01/01/2014 to 12/31/2014	$13.55300	$14.04852	19,676,026
01/01/2015 to 12/31/2015	$14.04852	$13.75930	23,116,289
01/01/2016 to 12/31/2016	$13.75930	$14.48726	21,511,034
01/01/2017 to 12/31/2017	$14.48726	$16.36920	19,801,328
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98560	$10.52650	182,870
01/01/2011 to 12/31/2011	$10.52650	$10.13681	224,532
01/01/2012 to 12/31/2012	$10.13681	$11.63543	624,212
01/01/2013 to 12/31/2013	$11.63543	$14.77261	719,417
01/01/2014 to 12/31/2014	$14.77261	$15.54229	789,147
01/01/2015 to 10/16/2015	$15.54229	$14.35714	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97083	$11.12457	438,944
01/01/2011 to 12/31/2011	$11.12457	$10.70663	741,977
01/01/2012 to 12/31/2012	$10.70663	$12.32438	1,368,551
01/01/2013 to 12/31/2013	$12.32438	$17.37774	1,413,534
01/01/2014 to 12/31/2014	$17.37774	$18.43263	1,374,787
01/01/2015 to 12/31/2015	$18.43263	$19.77495	1,118,028
01/01/2016 to 12/31/2016	$19.77495	$19.88294	1,104,974
01/01/2017 to 12/31/2017	$19.88294	$26.84167	1,090,526
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98586	$10.65635	38,110
01/01/2011 to 12/31/2011	$10.65635	$10.38154	203,130
01/01/2012 to 12/31/2012	$10.38154	$11.52522	518,378
01/01/2013 to 12/31/2013	$11.52522	$15.19051	475,590
01/01/2014 to 12/31/2014	$15.19051	$15.10316	391,110
01/01/2015 to 12/31/2015	$15.10316	$13.88932	362,052
01/01/2016 to 12/31/2016	$13.88932	$14.43178	344,813
01/01/2017 to 12/31/2017	$14.43178	$16.46836	312,426
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85951	$11.46379	573,055
01/01/2011 to 12/31/2011	$11.46379	$9.54897	868,367
01/01/2012 to 12/31/2012	$9.54897	$9.68622	1,414,997
01/01/2013 to 12/31/2013	$9.68622	$10.94133	1,407,132
01/01/2014 to 12/31/2014	$10.94133	$9.81585	1,377,339
01/01/2015 to 12/31/2015	$9.81585	$7.75949	1,373,414
01/01/2016 to 12/31/2016	$7.75949	$9.46706	1,195,413
01/01/2017 to 12/31/2017	$9.46706	$10.22409	1,178,685
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97994	$10.29998	205,208
01/01/2011 to 12/31/2011	$10.29998	$10.49994	382,952
01/01/2012 to 12/31/2012	$10.49994	$10.81629	574,782
01/01/2013 to 12/31/2013	$10.81629	$10.19168	601,580
01/01/2014 to 12/31/2014	$10.19168	$10.03320	566,789
01/01/2015 to 12/31/2015	$10.03320	$9.36886	466,102
01/01/2016 to 12/31/2016	$9.36886	$9.57221	446,041
01/01/2017 to 12/31/2017	$9.57221	$9.56300	471,699
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98852	$11.48881	123,513
01/01/2011 to 12/31/2011	$11.48881	$10.85968	189,254
01/01/2012 to 12/31/2012	$10.85968	$12.58860	342,440
01/01/2013 to 12/31/2013	$12.58860	$16.31935	366,853
01/01/2014 to 12/31/2014	$16.31935	$18.36824	328,204
01/01/2015 to 12/31/2015	$18.36824	$16.79407	318,024
01/01/2016 to 12/31/2016	$16.79407	$18.74335	274,958
01/01/2017 to 12/31/2017	$18.74335	$21.75133	229,819
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.81016	931,127
01/01/2012 to 12/31/2012	$8.81016	$9.57427	2,504,847
01/01/2013 to 12/31/2013	$9.57427	$11.29515	3,282,509
01/01/2014 to 12/31/2014	$11.29515	$11.66673	3,551,805
01/01/2015 to 12/31/2015	$11.66673	$11.34940	3,025,807
01/01/2016 to 12/31/2016	$11.34940	$11.83661	2,631,494
01/01/2017 to 12/31/2017	$11.83661	$13.16397	2,564,704

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.38898	637,730
01/01/2011 to 12/31/2011	$10.38898	$10.78389	1,103,783
01/01/2012 to 12/31/2012	$10.78389	$11.38606	1,945,738
01/01/2013 to 12/31/2013	$11.38606	$10.98046	2,105,634
01/01/2014 to 12/31/2014	$10.98046	$11.52347	2,225,446
01/01/2015 to 12/31/2015	$11.52347	$11.42096	2,153,202
01/01/2016 to 12/31/2016	$11.42096	$11.75748	2,310,203
01/01/2017 to 12/31/2017	$11.75748	$12.23735	2,316,088
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97078	$10.62883	4,071,144
01/01/2011 to 12/31/2011	$10.62883	$10.23205	6,640,069
01/01/2012 to 09/21/2012	$10.23205	$11.42516	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT B SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96738	$10.76360	1,982,880
01/01/2011 to 12/31/2011	$10.76360	$10.23677	1,624,541
01/01/2012 to 12/31/2012	$10.23677	$11.25791	1,330,124
01/01/2013 to 12/31/2013	$11.25791	$12.09609	955,571
01/01/2014 to 12/31/2014	$12.09609	$12.26912	696,255
01/01/2015 to 12/31/2015	$12.26912	$11.60105	281,680
01/01/2016 to 12/31/2016	$11.60105	$12.05305	197,525
01/01/2017 to 12/31/2017	$12.05305	$13.25866	198,645
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97807	$10.86903	1,426,285
01/01/2011 to 12/31/2011	$10.86903	$10.63140	1,184,101
01/01/2012 to 12/31/2012	$10.63140	$11.80420	1,178,277
01/01/2013 to 12/31/2013	$11.80420	$13.44221	940,524
01/01/2014 to 12/31/2014	$13.44221	$13.93521	645,641
01/01/2015 to 12/31/2015	$13.93521	$13.72405	297,367
01/01/2016 to 12/31/2016	$13.72405	$14.36201	240,475
01/01/2017 to 12/31/2017	$14.36201	$16.40782	208,352
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.76424	26,833
01/01/2011 to 12/31/2011	$10.76424	$10.89267	18,422
01/01/2012 to 05/04/2012	$10.89267	$11.80858	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98834	$10.72203	2,364,506
01/01/2011 to 12/31/2011	$10.72203	$10.34844	1,461,557
01/01/2012 to 12/31/2012	$10.34844	$11.37141	1,327,342
01/01/2013 to 12/31/2013	$11.37141	$13.07048	1,084,043
01/01/2014 to 12/31/2014	$13.07048	$13.60269	793,257
01/01/2015 to 12/31/2015	$13.60269	$13.35307	408,283
01/01/2016 to 12/31/2016	$13.35307	$13.86830	277,964
01/01/2017 to 12/31/2017	$13.86830	$15.56997	296,837
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12620	16,940
01/01/2012 to 12/31/2012	$9.12620	$9.97667	55,542
01/01/2013 to 12/31/2013	$9.97667	$10.80518	57,583
01/01/2014 to 12/31/2014	$10.80518	$11.07340	27,998
01/01/2015 to 12/31/2015	$11.07340	$10.49404	20,891
01/01/2016 to 12/31/2016	$10.49404	$10.96688	28,751
01/01/2017 to 12/31/2017	$10.96688	$12.06665	21,095
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.45288	5,933
01/01/2014 to 12/31/2014	$10.45288	$10.57783	6,021
01/01/2015 to 12/31/2015	$10.57783	$10.36267	2,493
01/01/2016 to 12/31/2016	$10.36267	$10.76761	1,533
01/01/2017 to 04/28/2017	$10.76761	$11.12699	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00751	$10.05274	127,840
01/01/2011 to 12/31/2011	$10.05274	$10.04285	173,864
01/01/2012 to 12/31/2012	$10.04285	$10.27228	74,789
01/01/2013 to 12/31/2013	$10.27228	$9.81790	241,886
01/01/2014 to 12/31/2014	$9.81790	$9.58291	313,590
01/01/2015 to 12/31/2015	$9.58291	$9.40784	209,042
01/01/2016 to 12/31/2016	$9.40784	$9.34229	143,241
01/01/2017 to 12/31/2017	$9.34229	$9.28330	144,230
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.32475	904,921
01/01/2011 to 12/31/2011	$10.32475	$10.40836	596,566
01/01/2012 to 12/31/2012	$10.40836	$11.11653	610,011
01/01/2013 to 12/31/2013	$11.11653	$10.66129	478,791
01/01/2014 to 12/31/2014	$10.66129	$10.85686	415,361
01/01/2015 to 12/31/2015	$10.85686	$10.38362	218,374
01/01/2016 to 12/31/2016	$10.38362	$10.57422	215,833
01/01/2017 to 12/31/2017	$10.57422	$10.78227	151,390
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99809	$10.55604	209,230
01/01/2011 to 12/31/2011	$10.55604	$11.49032	5,005,426
01/01/2012 to 12/31/2012	$11.49032	$11.80030	4,468,226
01/01/2013 to 12/31/2013	$11.80030	$11.29161	2,537,799
01/01/2014 to 12/31/2014	$11.29161	$11.18955	1,768,200
01/01/2015 to 12/31/2015	$11.18955	$10.95026	1,419,895
01/01/2016 to 12/31/2016	$10.95026	$10.82278	1,301,718
01/01/2017 to 12/31/2017	$10.82278	$10.65237	29,092
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00679	$10.59877	0
01/01/2011 to 12/31/2011	$10.59877	$11.76169	5,716,416
01/01/2012 to 12/31/2012	$11.76169	$12.14766	5,241,794
01/01/2013 to 12/31/2013	$12.14766	$11.49527	2,711,682
01/01/2014 to 12/31/2014	$11.49527	$11.52978	1,962,192
01/01/2015 to 12/31/2015	$11.52978	$11.35600	1,369,191
01/01/2016 to 12/31/2016	$11.35600	$11.27384	1,134,179
01/01/2017 to 12/31/2017	$11.27384	$11.09363	1,603,801
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99809	$10.60163	0
01/01/2011 to 12/31/2011	$10.60163	$12.01278	0
01/01/2012 to 12/31/2012	$12.01278	$12.42372	647,618
01/01/2013 to 12/31/2013	$12.42372	$11.55152	396,527
01/01/2014 to 12/31/2014	$11.55152	$11.76707	149,647
01/01/2015 to 12/31/2015	$11.76707	$11.61949	158,497
01/01/2016 to 12/31/2016	$11.61949	$11.51704	137,196
01/01/2017 to 12/31/2017	$11.51704	$11.33848	129,650
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00891	$10.63229	0
01/01/2011 to 12/31/2011	$10.63229	$12.32822	18,382
01/01/2012 to 12/31/2012	$12.32822	$12.80538	2,953
01/01/2013 to 12/31/2013	$12.80538	$11.69563	856,375
01/01/2014 to 12/31/2014	$11.69563	$12.13039	668,353
01/01/2015 to 12/31/2015	$12.13039	$12.03229	469,863
01/01/2016 to 12/31/2016	$12.03229	$11.98615	251,700
01/01/2017 to 12/31/2017	$11.98615	$11.81485	122,925

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00784	$10.73369	0
01/01/2011 to 12/31/2011	$10.73369	$12.61630	3,859,454
01/01/2012 to 12/31/2012	$12.61630	$13.16317	3,570,965
01/01/2013 to 12/31/2013	$13.16317	$11.96003	1,878,838
01/01/2014 to 12/31/2014	$11.96003	$12.58253	2,162,451
01/01/2015 to 12/31/2015	$12.58253	$12.51228	1,995,116
01/01/2016 to 12/31/2016	$12.51228	$12.47376	1,330,486
01/01/2017 to 12/31/2017	$12.47376	$12.38018	656,702
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95962	1,120,790
01/01/2012 to 12/31/2012	$11.95962	$12.36732	1,828,179
01/01/2013 to 12/31/2013	$12.36732	$10.90536	1,447,347
01/01/2014 to 12/31/2014	$10.90536	$11.75937	812,449
01/01/2015 to 12/31/2015	$11.75937	$11.72977	1,660,056
01/01/2016 to 12/31/2016	$11.72977	$11.66990	1,328,785
01/01/2017 to 12/31/2017	$11.66990	$11.58096	471,525
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34590	257,143
01/01/2013 to 12/31/2013	$10.34590	$9.07699	3,160,323
01/01/2014 to 12/31/2014	$9.07699	$9.98740	1,234,695
01/01/2015 to 12/31/2015	$9.98740	$10.02192	44,736
01/01/2016 to 12/31/2016	$10.02192	$9.97904	272,403
01/01/2017 to 12/31/2017	$9.97904	$9.91543	58,496
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70488	473,545
01/01/2014 to 12/31/2014	$8.70488	$9.74562	897,728
01/01/2015 to 12/31/2015	$9.74562	$9.79194	41,302
01/01/2016 to 12/31/2016	$9.79194	$9.74958	4,809
01/01/2017 to 12/31/2017	$9.74958	$9.68628	463,674
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24540	254,897
01/01/2015 to 12/31/2015	$11.24540	$11.20625	2,629,591
01/01/2016 to 12/31/2016	$11.20625	$11.21982	317,798
01/01/2017 to 12/31/2017	$11.21982	$11.16296	116,584
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88722	296,254
01/01/2016 to 12/31/2016	$9.88722	$9.86091	1,586,240
01/01/2017 to 12/31/2017	$9.86091	$9.86801	915,738
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82927	1,250,303
01/01/2017 to 12/31/2017	$9.82927	$9.86166	765,645
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98561	65,153
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97125	$10.53223	40,112
01/01/2011 to 12/31/2011	$10.53223	$9.68613	18,370
01/01/2012 to 12/31/2012	$9.68613	$10.71530	15,095
01/01/2013 to 12/31/2013	$10.71530	$13.75930	10,228
01/01/2014 to 12/31/2014	$13.75930	$14.82283	12,421
01/01/2015 to 12/31/2015	$14.82283	$13.79187	2,960
01/01/2016 to 12/31/2016	$13.79187	$15.32756	5,183
01/01/2017 to 04/28/2017	$15.32756	$15.84470	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97725	$10.80239	2,173,767
01/01/2011 to 12/31/2011	$10.80239	$10.29819	1,486,802
01/01/2012 to 12/31/2012	$10.29819	$11.44169	1,337,502
01/01/2013 to 12/31/2013	$11.44169	$13.71394	1,360,711
01/01/2014 to 12/31/2014	$13.71394	$14.33579	1,272,897
01/01/2015 to 12/31/2015	$14.33579	$14.08079	726,162
01/01/2016 to 12/31/2016	$14.08079	$14.69822	516,836
01/01/2017 to 12/31/2017	$14.69822	$16.93035	533,427
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59720	9,115
01/01/2014 to 12/31/2014	$11.59720	$12.87257	4,627
01/01/2015 to 12/31/2015	$12.87257	$12.12727	2,953
01/01/2016 to 12/31/2016	$12.12727	$13.61387	8,794
01/01/2017 to 12/31/2017	$13.61387	$15.74958	22,728
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95948	$11.75243	51,593
01/01/2011 to 12/31/2011	$11.75243	$12.23924	33,996
01/01/2012 to 12/31/2012	$12.23924	$13.79249	84,179
01/01/2013 to 12/31/2013	$13.79249	$13.89752	71,435
01/01/2014 to 12/31/2014	$13.89752	$17.77560	35,695
01/01/2015 to 12/31/2015	$17.77560	$18.20804	14,442
01/01/2016 to 12/31/2016	$18.20804	$18.64698	20,911
01/01/2017 to 12/31/2017	$18.64698	$19.35710	16,518
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99809	$9.64568	4,745
01/01/2014 to 12/31/2014	$9.64568	$9.90467	3,411
01/01/2015 to 12/31/2015	$9.90467	$9.66740	3,522
01/01/2016 to 12/31/2016	$9.66740	$9.87709	2,653
01/01/2017 to 04/28/2017	$9.87709	$10.06030	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.85057	309,670
01/01/2011 to 12/31/2011	$10.85057	$10.33928	188,650
01/01/2012 to 12/31/2012	$10.33928	$11.47849	172,015
01/01/2013 to 12/31/2013	$11.47849	$13.37038	170,139
01/01/2014 to 12/31/2014	$13.37038	$13.80990	128,723
01/01/2015 to 10/16/2015	$13.80990	$13.70360	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97557	$10.98381	1,466,091
01/01/2011 to 12/31/2011	$10.98381	$10.57010	1,058,162
01/01/2012 to 12/31/2012	$10.57010	$11.42496	967,785
01/01/2013 to 12/31/2013	$11.42496	$12.80989	817,178
01/01/2014 to 12/31/2014	$12.80989	$12.90966	445,867
01/01/2015 to 12/31/2015	$12.90966	$12.73776	192,501
01/01/2016 to 12/31/2016	$12.73776	$12.97467	143,531
01/01/2017 to 12/31/2017	$12.97467	$14.76525	128,948
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.69999	774,895
01/01/2013 to 12/31/2013	$10.69999	$13.01231	586,038
01/01/2014 to 12/31/2014	$13.01231	$13.11702	393,545
01/01/2015 to 10/16/2015	$13.11702	$12.50271	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.76783	92,607
01/01/2014 to 12/31/2014	$10.76783	$10.78945	91,587
01/01/2015 to 10/16/2015	$10.78945	$10.24485	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96976	$11.51275	20,879
01/01/2011 to 12/31/2011	$11.51275	$10.68145	12,375
01/01/2012 to 12/31/2012	$10.68145	$13.23265	11,547
01/01/2013 to 12/31/2013	$13.23265	$13.49041	13,629
01/01/2014 to 12/31/2014	$13.49041	$15.01538	14,908
01/01/2015 to 12/31/2015	$15.01538	$14.65689	4,941
01/01/2016 to 12/31/2016	$14.65689	$14.44880	9,661
01/01/2017 to 12/31/2017	$14.44880	$15.65417	7,790
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01809	$10.75038	43,809
01/01/2011 to 12/31/2011	$10.75038	$10.08777	22,459
01/01/2012 to 12/31/2012	$10.08777	$11.80336	19,913
01/01/2013 to 12/31/2013	$11.80336	$14.96141	17,694
01/01/2014 to 02/07/2014	$14.96141	$14.70842	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99134	$10.73491	62,866
01/01/2011 to 12/31/2011	$10.73491	$9.90949	26,852
01/01/2012 to 12/31/2012	$9.90949	$11.58529	21,649
01/01/2013 to 12/31/2013	$11.58529	$15.11560	24,250
01/01/2014 to 12/31/2014	$15.11560	$16.70734	25,237
01/01/2015 to 12/31/2015	$16.70734	$15.56866	22,722
01/01/2016 to 12/31/2016	$15.56866	$16.96697	27,112
01/01/2017 to 12/31/2017	$16.96697	$18.19362	11,463
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01941	$11.38383	87,362
01/01/2011 to 12/31/2011	$11.38383	$10.79120	46,970
01/01/2012 to 12/31/2012	$10.79120	$12.61054	39,264
01/01/2013 to 12/31/2013	$12.61054	$16.28679	39,588
01/01/2014 to 12/31/2014	$16.28679	$17.74638	42,790
01/01/2015 to 12/31/2015	$17.74638	$16.35246	410,145
01/01/2016 to 12/31/2016	$16.35246	$16.23998	278,585
01/01/2017 to 12/31/2017	$16.23998	$20.16622	301,977
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98783	$10.67177	300,563
01/01/2011 to 12/31/2011	$10.67177	$10.37382	209,744
01/01/2012 to 12/31/2012	$10.37382	$11.16148	189,782
01/01/2013 to 12/31/2013	$11.16148	$11.97581	130,100
01/01/2014 to 12/31/2014	$11.97581	$12.17331	116,905
01/01/2015 to 12/31/2015	$12.17331	$11.78513	56,001
01/01/2016 to 12/31/2016	$11.78513	$12.11993	44,231
01/01/2017 to 12/31/2017	$12.11993	$13.29642	46,099
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96472	$11.45866	56,975
01/01/2011 to 12/31/2011	$11.45866	$11.34127	33,845
01/01/2012 to 12/31/2012	$11.34127	$12.81851	85,604
01/01/2013 to 12/31/2013	$12.81851	$17.38469	152,825
01/01/2014 to 12/31/2014	$17.38469	$18.20742	230,703
01/01/2015 to 12/31/2015	$18.20742	$16.81121	196,132
01/01/2016 to 12/31/2016	$16.81121	$20.41897	153,029
01/01/2017 to 12/31/2017	$20.41897	$22.38219	79,406

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99809	$9.81590	264,690
01/01/2011 to 12/31/2011	$9.81590	$9.59256	229,144
01/01/2012 to 12/31/2012	$9.59256	$9.37229	49,789
01/01/2013 to 12/31/2013	$9.37229	$9.15665	25,324
01/01/2014 to 12/31/2014	$9.15665	$8.94614	37,101
01/01/2015 to 12/31/2015	$8.94614	$8.74032	57,453
01/01/2016 to 12/31/2016	$8.74032	$8.53994	31,526
01/01/2017 to 12/31/2017	$8.53994	$8.37260	13,390
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98406	$10.73309	45,845
01/01/2011 to 12/31/2011	$10.73309	$10.81948	55,106
01/01/2012 to 12/31/2012	$10.81948	$12.03683	65,235
01/01/2013 to 12/31/2013	$12.03683	$12.60442	25,152
01/01/2014 to 12/31/2014	$12.60442	$12.62960	23,037
01/01/2015 to 12/31/2015	$12.62960	$11.89940	10,822
01/01/2016 to 12/31/2016	$11.89940	$13.41635	11,132
01/01/2017 to 12/31/2017	$13.41635	$14.08796	9,267
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99007	$10.58960	11,944
01/01/2011 to 12/31/2011	$10.58960	$9.91346	6,827
01/01/2012 to 12/31/2012	$9.91346	$11.32062	9,733
01/01/2013 to 12/31/2013	$11.32062	$15.46916	21,107
01/01/2014 to 12/31/2014	$15.46916	$17.19095	15,998
01/01/2015 to 12/31/2015	$17.19095	$15.47940	9,487
01/01/2016 to 12/31/2016	$15.47940	$18.13181	9,359
01/01/2017 to 12/31/2017	$18.13181	$21.11617	14,391
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92892	$11.22607	20,551
01/01/2011 to 12/31/2011	$11.22607	$9.55062	16,008
01/01/2012 to 12/31/2012	$9.55062	$11.23108	13,338
01/01/2013 to 12/31/2013	$11.23108	$13.06392	10,499
01/01/2014 to 12/31/2014	$13.06392	$12.05820	11,425
01/01/2015 to 12/31/2015	$12.05820	$12.15171	5,780
01/01/2016 to 12/31/2016	$12.15171	$11.42423	4,567
01/01/2017 to 12/31/2017	$11.42423	$15.11667	5,226
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92879	$10.76596	59,646
01/01/2011 to 12/31/2011	$10.76596	$9.19856	29,045
01/01/2012 to 12/31/2012	$9.19856	$10.48534	22,184
01/01/2013 to 12/31/2013	$10.48534	$12.23853	46,321
01/01/2014 to 12/31/2014	$12.23853	$11.15543	32,788
01/01/2015 to 12/31/2015	$11.15543	$10.98783	23,650
01/01/2016 to 12/31/2016	$10.98783	$10.79796	22,562
01/01/2017 to 12/31/2017	$10.79796	$12.95711	5,185
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97632	$10.84209	324,591
01/01/2011 to 12/31/2011	$10.84209	$10.53278	217,080
01/01/2012 to 12/31/2012	$10.53278	$11.68784	172,026
01/01/2013 to 12/31/2013	$11.68784	$13.27832	113,065
01/01/2014 to 12/31/2014	$13.27832	$13.79866	102,221
01/01/2015 to 12/31/2015	$13.79866	$13.33999	41,719
01/01/2016 to 12/31/2016	$13.33999	$13.71391	25,075
01/01/2017 to 12/31/2017	$13.71391	$15.67133	26,767

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92144	$10.52888	41,928
01/01/2011 to 12/31/2011	$10.52888	$9.34567	21,558
01/01/2012 to 12/31/2012	$9.34567	$11.13086	20,843
01/01/2013 to 12/31/2013	$11.13086	$12.54532	18,447
01/01/2014 to 12/31/2014	$12.54532	$11.47656	15,955
01/01/2015 to 12/31/2015	$11.47656	$10.89916	6,951
01/01/2016 to 12/31/2016	$10.89916	$10.85482	4,564
01/01/2017 to 12/31/2017	$10.85482	$13.74874	4,640
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.55869	328,331
01/01/2011 to 12/31/2011	$10.55869	$10.34036	191,622
01/01/2012 to 12/31/2012	$10.34036	$11.18508	172,799
01/01/2013 to 12/31/2013	$11.18508	$12.13349	137,547
01/01/2014 to 12/31/2014	$12.13349	$12.50029	79,933
01/01/2015 to 12/31/2015	$12.50029	$12.19051	45,125
01/01/2016 to 12/31/2016	$12.19051	$12.36794	30,767
01/01/2017 to 12/31/2017	$12.36794	$13.55149	33,677
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97094	$10.74695	27,515
01/01/2011 to 12/31/2011	$10.74695	$10.56966	9,400
01/01/2012 to 12/31/2012	$10.56966	$11.89459	9,717
01/01/2013 to 12/31/2013	$11.89459	$15.86218	4,863
01/01/2014 to 12/31/2014	$15.86218	$16.97024	4,849
01/01/2015 to 12/31/2015	$16.97024	$18.34311	11,903
01/01/2016 to 12/31/2016	$18.34311	$17.65976	3,417
01/01/2017 to 12/31/2017	$17.65976	$23.43708	2,964
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99219	$11.27468	47,226
01/01/2011 to 12/31/2011	$11.27468	$10.91510	27,111
01/01/2012 to 12/31/2012	$10.91510	$11.97169	25,846
01/01/2013 to 12/31/2013	$11.97169	$15.97874	14,177
01/01/2014 to 12/31/2014	$15.97874	$17.26455	26,576
01/01/2015 to 12/31/2015	$17.26455	$18.56636	9,083
01/01/2016 to 12/31/2016	$18.56636	$19.15200	8,809
01/01/2017 to 12/31/2017	$19.15200	$24.88609	128,468
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98826	$10.79204	62,889
01/01/2011 to 12/31/2011	$10.79204	$11.61675	55,271
01/01/2012 to 12/31/2012	$11.61675	$12.02209	73,194
01/01/2013 to 12/31/2013	$12.02209	$11.51061	50,759
01/01/2014 to 12/31/2014	$11.51061	$11.96438	46,785
01/01/2015 to 12/31/2015	$11.96438	$11.62102	31,220
01/01/2016 to 12/31/2016	$11.62102	$11.64985	40,724
01/01/2017 to 12/31/2017	$11.64985	$11.76433	31,127
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98722	$10.86514	54,255
01/01/2011 to 12/31/2011	$10.86514	$10.28312	47,905
01/01/2012 to 12/31/2012	$10.28312	$12.36479	50,071
01/01/2013 to 12/31/2013	$12.36479	$15.41885	515,310
01/01/2014 to 12/31/2014	$15.41885	$15.61113	719,675
01/01/2015 to 12/31/2015	$15.61113	$15.02861	545,107
01/01/2016 to 12/31/2016	$15.02861	$15.72804	388,844
01/01/2017 to 12/31/2017	$15.72804	$19.03087	325,390

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.84075	13,556
01/01/2011 to 12/31/2011	$10.84075	$10.52884	10,363
01/01/2012 to 12/31/2012	$10.52884	$12.04371	12,800
01/01/2013 to 12/31/2013	$12.04371	$16.08596	20,550
01/01/2014 to 12/31/2014	$16.08596	$17.08490	19,721
01/01/2015 to 12/31/2015	$17.08490	$17.89862	6,906
01/01/2016 to 12/31/2016	$17.89862	$17.82217	15,195
01/01/2017 to 12/31/2017	$17.82217	$22.76078	10,007
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17167	153
01/01/2013 to 12/31/2013	$10.17167	$13.36678	22,155
01/01/2014 to 12/31/2014	$13.36678	$14.39378	18,108
01/01/2015 to 12/31/2015	$14.39378	$13.96103	11,681
01/01/2016 to 12/31/2016	$13.96103	$15.47471	13,879
01/01/2017 to 12/31/2017	$15.47471	$17.74152	13,070
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02800	$10.05926	275
01/01/2012 to 12/31/2012	$10.05926	$10.30632	15,035
01/01/2013 to 12/31/2013	$10.30632	$9.78401	3,812
01/01/2014 to 12/31/2014	$9.78401	$10.05132	11,894
01/01/2015 to 10/16/2015	$10.05132	$9.97186	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95838	$11.89091	46,144
01/01/2011 to 12/31/2011	$11.89091	$11.81371	33,114
01/01/2012 to 12/31/2012	$11.81371	$12.97081	86,064
01/01/2013 to 12/31/2013	$12.97081	$16.80520	378,365
01/01/2014 to 12/31/2014	$16.80520	$17.72217	515,160
01/01/2015 to 10/16/2015	$17.72217	$18.07789	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97251	$11.39598	17,367
01/01/2011 to 04/29/2011	$11.39598	$12.75479	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99064	$11.20328	55,297
01/01/2011 to 12/31/2011	$11.20328	$10.67411	32,189
01/01/2012 to 12/31/2012	$10.67411	$12.21442	32,995
01/01/2013 to 12/31/2013	$12.21442	$16.94666	84,576
01/01/2014 to 12/31/2014	$16.94666	$18.91641	57,586
01/01/2015 to 12/31/2015	$18.91641	$17.43947	33,417
01/01/2016 to 12/31/2016	$17.43947	$20.14556	51,932
01/01/2017 to 12/31/2017	$20.14556	$22.39770	33,476
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27736	20,434
01/01/2013 to 12/31/2013	$10.27736	$11.94018	53,780
01/01/2014 to 12/31/2014	$11.94018	$12.26499	12,446
01/01/2015 to 12/31/2015	$12.26499	$11.83407	4,754
01/01/2016 to 12/31/2016	$11.83407	$12.06220	2,344
01/01/2017 to 12/31/2017	$12.06220	$13.72931	4,455

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93856	$11.64283	117,680
01/01/2011 to 12/31/2011	$11.64283	$9.06934	70,061
01/01/2012 to 12/31/2012	$9.06934	$10.44909	56,779
01/01/2013 to 12/31/2013	$10.44909	$10.23152	51,495
01/01/2014 to 12/31/2014	$10.23152	$9.52798	44,431
01/01/2015 to 12/31/2015	$9.52798	$7.75161	24,683
01/01/2016 to 12/31/2016	$7.75161	$8.51008	19,325
01/01/2017 to 12/31/2017	$8.51008	$10.50821	11,629
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98905	$10.56757	1,848,364
01/01/2011 to 12/31/2011	$10.56757	$10.42777	1,513,061
01/01/2012 to 12/31/2012	$10.42777	$11.24445	1,286,079
01/01/2013 to 12/31/2013	$11.24445	$11.99793	728,449
01/01/2014 to 12/31/2014	$11.99793	$12.39894	756,319
01/01/2015 to 12/31/2015	$12.39894	$12.13111	466,649
01/01/2016 to 12/31/2016	$12.13111	$12.50763	302,887
01/01/2017 to 12/31/2017	$12.50763	$13.45876	291,617
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05915	398
01/01/2012 to 12/31/2012	$10.05915	$10.52610	18,678
01/01/2013 to 12/31/2013	$10.52610	$10.04606	48,013
01/01/2014 to 12/31/2014	$10.04606	$10.40988	48,585
01/01/2015 to 12/31/2015	$10.40988	$10.14319	34,924
01/01/2016 to 12/31/2016	$10.14319	$10.32759	48,313
01/01/2017 to 12/31/2017	$10.32759	$10.66282	37,788
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96308	$11.47648	795,562
01/01/2011 to 12/31/2011	$11.47648	$10.51610	600,412
01/01/2012 to 12/31/2012	$10.51610	$11.60136	690,467
01/01/2013 to 12/31/2013	$11.60136	$13.26440	320,294
01/01/2014 to 12/31/2014	$13.26440	$14.15124	263,203
01/01/2015 to 12/31/2015	$14.15124	$13.74109	291,938
01/01/2016 to 12/31/2016	$13.74109	$14.78113	230,888
01/01/2017 to 12/31/2017	$14.78113	$16.76680	425,085
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.86080	16,287
01/01/2011 to 12/31/2011	$10.86080	$10.97830	7,562
01/01/2012 to 12/31/2012	$10.97830	$12.74231	7,541
01/01/2013 to 12/31/2013	$12.74231	$16.48642	7,527
01/01/2014 to 12/31/2014	$16.48642	$18.87993	7,278
01/01/2015 to 12/31/2015	$18.87993	$19.01370	2,794
01/01/2016 to 12/31/2016	$19.01370	$21.33549	2,842
01/01/2017 to 12/31/2017	$21.33549	$25.48471	61,899
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86034	0
01/01/2012 to 12/31/2012	$8.86034	$9.79521	0
01/01/2013 to 12/31/2013	$9.79521	$11.71340	0
01/01/2014 to 12/31/2014	$11.71340	$12.18789	0
01/01/2015 to 12/31/2015	$12.18789	$11.92555	0
01/01/2016 to 12/31/2016	$11.92555	$12.38861	0
01/01/2017 to 12/31/2017	$12.38861	$14.30628	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98715	$10.75566	380,072
01/01/2011 to 12/31/2011	$10.75566	$10.31779	266,575
01/01/2012 to 12/31/2012	$10.31779	$11.11657	238,332
01/01/2013 to 12/31/2013	$11.11657	$12.21187	138,116
01/01/2014 to 12/31/2014	$12.21187	$12.54429	155,391
01/01/2015 to 12/31/2015	$12.54429	$12.23535	112,760
01/01/2016 to 12/31/2016	$12.23535	$12.53023	82,901
01/01/2017 to 12/31/2017	$12.53023	$14.23020	87,202
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97734	$10.94264	619,521
01/01/2011 to 12/31/2011	$10.94264	$10.43605	223,639
01/01/2012 to 12/31/2012	$10.43605	$11.81699	267,883
01/01/2013 to 12/31/2013	$11.81699	$13.63029	308,978
01/01/2014 to 12/31/2014	$13.63029	$14.04024	250,397
01/01/2015 to 12/31/2015	$14.04024	$13.64284	292,680
01/01/2016 to 12/31/2016	$13.64284	$14.23861	234,013
01/01/2017 to 04/28/2017	$14.23861	$14.77931	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98197	$10.73491	2,018,421
01/01/2011 to 12/31/2011	$10.73491	$10.13379	1,577,561
01/01/2012 to 12/31/2012	$10.13379	$11.00305	1,483,179
01/01/2013 to 12/31/2013	$11.00305	$12.29802	1,011,989
01/01/2014 to 12/31/2014	$12.29802	$12.37990	510,995
01/01/2015 to 10/16/2015	$12.37990	$11.97822	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97142	$12.12383	23,209
01/01/2011 to 12/31/2011	$12.12383	$10.29217	28,282
01/01/2012 to 12/31/2012	$10.29217	$12.07351	26,717
01/01/2013 to 12/31/2013	$12.07351	$16.61005	32,442
01/01/2014 to 12/31/2014	$16.61005	$17.02978	28,832
01/01/2015 to 12/31/2015	$17.02978	$16.86020	12,912
01/01/2016 to 12/31/2016	$16.86020	$17.74165	16,937
01/01/2017 to 12/31/2017	$17.74165	$22.13488	13,043
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96047	$12.58259	21,297
01/01/2011 to 12/31/2011	$12.58259	$12.17325	15,339
01/01/2012 to 12/31/2012	$12.17325	$13.34082	12,061
01/01/2013 to 12/31/2013	$13.34082	$17.61871	10,437
01/01/2014 to 12/31/2014	$17.61871	$17.87086	8,732
01/01/2015 to 12/31/2015	$17.87086	$17.59705	5,392
01/01/2016 to 12/31/2016	$17.59705	$19.26963	5,355
01/01/2017 to 12/31/2017	$19.26963	$23.33046	3,124
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96390	$11.43543	23,651
01/01/2011 to 12/31/2011	$11.43543	$10.50502	22,275
01/01/2012 to 12/31/2012	$10.50502	$12.12694	18,090
01/01/2013 to 12/31/2013	$12.12694	$16.27955	33,124
01/01/2014 to 12/31/2014	$16.27955	$16.74311	25,788
01/01/2015 to 12/31/2015	$16.74311	$15.65300	13,667
01/01/2016 to 12/31/2016	$15.65300	$19.76030	14,554
01/01/2017 to 12/31/2017	$19.76030	$20.72553	12,958

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99178	$10.66346	1,234,468
01/01/2011 to 12/31/2011	$10.66346	$10.62519	946,974
01/01/2012 to 12/31/2012	$10.62519	$11.78150	921,311
01/01/2013 to 12/31/2013	$11.78150	$13.44819	780,220
01/01/2014 to 12/31/2014	$13.44819	$13.91148	643,693
01/01/2015 to 12/31/2015	$13.91148	$13.59728	407,871
01/01/2016 to 12/31/2016	$13.59728	$14.28752	327,219
01/01/2017 to 12/31/2017	$14.28752	$16.11061	300,806
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98543	$10.50910	19,588
01/01/2011 to 12/31/2011	$10.50910	$10.09939	9,326
01/01/2012 to 12/31/2012	$10.09939	$11.56886	13,720
01/01/2013 to 12/31/2013	$11.56886	$14.65825	28,681
01/01/2014 to 12/31/2014	$14.65825	$15.39059	15,918
01/01/2015 to 10/16/2015	$15.39059	$14.19404	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97067	$11.10634	72,362
01/01/2011 to 12/31/2011	$11.10634	$10.66740	42,986
01/01/2012 to 12/31/2012	$10.66740	$12.25406	41,747
01/01/2013 to 12/31/2013	$12.25406	$17.24330	379,011
01/01/2014 to 12/31/2014	$17.24330	$18.25254	444,693
01/01/2015 to 12/31/2015	$18.25254	$19.54171	273,687
01/01/2016 to 12/31/2016	$19.54171	$19.60859	187,917
01/01/2017 to 12/31/2017	$19.60859	$26.41743	88,688
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98570	$10.63879	10,405
01/01/2011 to 12/31/2011	$10.63879	$10.34328	8,991
01/01/2012 to 12/31/2012	$10.34328	$11.45924	14,659
01/01/2013 to 12/31/2013	$11.45924	$15.07276	66,800
01/01/2014 to 12/31/2014	$15.07276	$14.95546	77,872
01/01/2015 to 12/31/2015	$14.95546	$13.72536	40,567
01/01/2016 to 12/31/2016	$13.72536	$14.23228	44,566
01/01/2017 to 12/31/2017	$14.23228	$16.20773	37,555
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85934	$11.44494	97,346
01/01/2011 to 12/31/2011	$11.44494	$9.51383	65,186
01/01/2012 to 12/31/2012	$9.51383	$9.63079	68,278
01/01/2013 to 12/31/2013	$9.63079	$10.85645	50,495
01/01/2014 to 12/31/2014	$10.85645	$9.71986	43,335
01/01/2015 to 12/31/2015	$9.71986	$7.66789	16,036
01/01/2016 to 12/31/2016	$7.66789	$9.33614	9,089
01/01/2017 to 12/31/2017	$9.33614	$10.06213	10,448
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97977	$10.28297	101,755
01/01/2011 to 12/31/2011	$10.28297	$10.46127	71,038
01/01/2012 to 12/31/2012	$10.46127	$10.75435	69,459
01/01/2013 to 12/31/2013	$10.75435	$10.11257	43,267
01/01/2014 to 12/31/2014	$10.11257	$9.93498	37,143
01/01/2015 to 12/31/2015	$9.93498	$9.25820	8,057
01/01/2016 to 12/31/2016	$9.25820	$9.43992	9,746
01/01/2017 to 12/31/2017	$9.43992	$9.41162	7,493

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98835	$11.46980	43,801
01/01/2011 to 12/31/2011	$11.46980	$10.81966	32,102
01/01/2012 to 12/31/2012	$10.81966	$12.51658	35,546
01/01/2013 to 12/31/2013	$12.51658	$16.19288	32,162
01/01/2014 to 12/31/2014	$16.19288	$18.18867	30,313
01/01/2015 to 12/31/2015	$18.18867	$16.59591	18,072
01/01/2016 to 12/31/2016	$16.59591	$18.48453	30,000
01/01/2017 to 12/31/2017	$18.48453	$21.40726	20,896
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.79804	15,946
01/01/2012 to 12/31/2012	$8.79804	$9.54156	32,367
01/01/2013 to 12/31/2013	$9.54156	$11.23346	131,267
01/01/2014 to 12/31/2014	$11.23346	$11.57925	140,410
01/01/2015 to 12/31/2015	$11.57925	$11.24128	56,831
01/01/2016 to 12/31/2016	$11.24128	$11.69988	44,245
01/01/2017 to 12/31/2017	$11.69988	$12.98546	67,469
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.37188	140,502
01/01/2011 to 12/31/2011	$10.37188	$10.74432	108,923
01/01/2012 to 12/31/2012	$10.74432	$11.32108	84,067
01/01/2013 to 12/31/2013	$11.32108	$10.89550	619,967
01/01/2014 to 12/31/2014	$10.89550	$11.41109	849,403
01/01/2015 to 12/31/2015	$11.41109	$11.28653	617,739
01/01/2016 to 12/31/2016	$11.28653	$11.59551	457,474
01/01/2017 to 12/31/2017	$11.59551	$12.04419	511,912
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97062	$10.61120	1,139,575
01/01/2011 to 12/31/2011	$10.61120	$10.19426	827,152
01/01/2012 to 09/21/2012	$10.19426	$11.36598	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96755	$10.78127	5,516,405
01/01/2011 to 12/31/2011	$10.78127	$10.27449	7,930,280
01/01/2012 to 12/31/2012	$10.27449	$11.32236	11,077,684
01/01/2013 to 12/31/2013	$11.32236	$12.19011	10,523,493
01/01/2014 to 12/31/2014	$12.19011	$12.38986	9,625,080
01/01/2015 to 12/31/2015	$12.38986	$11.73914	7,485,336
01/01/2016 to 12/31/2016	$11.73914	$12.22137	6,657,645
01/01/2017 to 12/31/2017	$12.22137	$13.47124	6,613,492
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97824	$10.88690	3,887,085
01/01/2011 to 12/31/2011	$10.88690	$10.67064	7,536,489
01/01/2012 to 12/31/2012	$10.67064	$11.87203	13,895,266
01/01/2013 to 12/31/2013	$11.87203	$13.54713	14,169,565
01/01/2014 to 12/31/2014	$13.54713	$14.07267	13,538,746
01/01/2015 to 12/31/2015	$14.07267	$13.88783	12,198,105
01/01/2016 to 12/31/2016	$13.88783	$14.56311	11,308,232
01/01/2017 to 12/31/2017	$14.56311	$16.67151	10,544,373
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00677	$10.78205	196,832
01/01/2011 to 12/31/2011	$10.78205	$10.93295	372,080
01/01/2012 to 05/04/2012	$10.93295	$11.86055	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98851	$10.73966	6,122,070
01/01/2011 to 12/31/2011	$10.73966	$10.38658	11,643,017
01/01/2012 to 12/31/2012	$10.38658	$11.43662	18,171,064
01/01/2013 to 12/31/2013	$11.43662	$13.17247	18,699,184
01/01/2014 to 12/31/2014	$13.17247	$13.73688	17,790,247
01/01/2015 to 12/31/2015	$13.73688	$13.51240	16,519,233
01/01/2016 to 12/31/2016	$13.51240	$14.06251	15,092,781
01/01/2017 to 12/31/2017	$14.06251	$15.82021	13,917,887
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	2,250,990
01/01/2012 to 12/31/2012	$9.13879	$10.01086	5,203,950
01/01/2013 to 12/31/2013	$10.01086	$10.86430	5,355,492
01/01/2014 to 12/31/2014	$10.86430	$11.15680	5,070,743
01/01/2015 to 12/31/2015	$11.15680	$10.59478	4,683,923
01/01/2016 to 12/31/2016	$10.59478	$11.09480	4,263,071
01/01/2017 to 12/31/2017	$11.09480	$12.23238	4,081,605
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99826	$10.46739	71,799
01/01/2014 to 12/31/2014	$10.46739	$10.61412	136,733
01/01/2015 to 12/31/2015	$10.61412	$10.41960	176,241
01/01/2016 to 12/31/2016	$10.41960	$10.84881	236,247
01/01/2017 to 04/28/2017	$10.84881	$11.21829	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00768	$10.06943	258,212
01/01/2011 to 12/31/2011	$10.06943	$10.07987	444,733
01/01/2012 to 12/31/2012	$10.07987	$10.33107	864,280
01/01/2013 to 12/31/2013	$10.33107	$9.89418	887,249
01/01/2014 to 12/31/2014	$9.89418	$9.67708	855,438
01/01/2015 to 12/31/2015	$9.67708	$9.51958	733,064
01/01/2016 to 12/31/2016	$9.51958	$9.47295	756,468
01/01/2017 to 12/31/2017	$9.47295	$9.43279	742,396
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.34172	3,522,143
01/01/2011 to 12/31/2011	$10.34172	$10.44670	5,705,528
01/01/2012 to 12/31/2012	$10.44670	$11.18028	9,414,126
01/01/2013 to 12/31/2013	$11.18028	$10.74438	9,411,995
01/01/2014 to 12/31/2014	$10.74438	$10.96377	8,213,489
01/01/2015 to 12/31/2015	$10.96377	$10.50721	7,210,435
01/01/2016 to 12/31/2016	$10.50721	$10.72204	6,898,896
01/01/2017 to 12/31/2017	$10.72204	$10.95529	6,992,498
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97142	$10.54959	142,572
01/01/2011 to 12/31/2011	$10.54959	$9.72183	183,338
01/01/2012 to 12/31/2012	$9.72183	$10.77688	332,652
01/01/2013 to 12/31/2013	$10.77688	$13.86671	398,492
01/01/2014 to 12/31/2014	$13.86671	$14.96906	350,635
01/01/2015 to 12/31/2015	$14.96906	$13.95634	266,629
01/01/2016 to 12/31/2016	$13.95634	$15.54200	228,941
01/01/2017 to 04/28/2017	$15.54200	$16.07710	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97742	$10.82029	5,226,833
01/01/2011 to 12/31/2011	$10.82029	$10.33635	7,593,614
01/01/2012 to 12/31/2012	$10.33635	$11.50768	11,785,115
01/01/2013 to 12/31/2013	$11.50768	$13.82131	13,677,902
01/01/2014 to 12/31/2014	$13.82131	$14.47761	13,579,516
01/01/2015 to 12/31/2015	$14.47761	$14.24918	12,749,908
01/01/2016 to 12/31/2016	$14.24918	$14.90433	12,003,740
01/01/2017 to 12/31/2017	$14.90433	$17.20269	11,804,840
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	34,276
01/01/2014 to 12/31/2014	$11.61742	$12.92135	120,929
01/01/2015 to 12/31/2015	$12.92135	$12.19819	216,391
01/01/2016 to 12/31/2016	$12.19819	$13.72148	283,169
01/01/2017 to 12/31/2017	$13.72148	$15.90644	303,812
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95965	$11.77181	148,869
01/01/2011 to 12/31/2011	$11.77181	$12.28453	287,342
01/01/2012 to 12/31/2012	$12.28453	$13.87195	637,193
01/01/2013 to 12/31/2013	$13.87195	$14.00615	695,083
01/01/2014 to 12/31/2014	$14.00615	$17.95101	590,923
01/01/2015 to 12/31/2015	$17.95101	$18.42533	529,969
01/01/2016 to 12/31/2016	$18.42533	$18.90802	485,470
01/01/2017 to 12/31/2017	$18.90802	$19.66812	461,635

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99826	$9.65911	82,334
01/01/2014 to 12/31/2014	$9.65911	$9.93876	272,956
01/01/2015 to 12/31/2015	$9.93876	$9.72055	735,820
01/01/2016 to 12/31/2016	$9.72055	$9.95163	939,347
01/01/2017 to 04/28/2017	$9.95163	$10.14294	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.86854	1,183,504
01/01/2011 to 12/31/2011	$10.86854	$10.37751	2,746,969
01/01/2012 to 12/31/2012	$10.37751	$11.54455	5,411,255
01/01/2013 to 12/31/2013	$11.54455	$13.47490	5,944,495
01/01/2014 to 12/31/2014	$13.47490	$13.94630	5,912,240
01/01/2015 to 10/16/2015	$13.94630	$13.86136	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97573	$11.00198	3,040,603
01/01/2011 to 12/31/2011	$11.00198	$10.60927	5,374,961
01/01/2012 to 12/31/2012	$10.60927	$11.49073	9,010,294
01/01/2013 to 12/31/2013	$11.49073	$12.90995	9,037,919
01/01/2014 to 12/31/2014	$12.90995	$13.03710	8,381,745
01/01/2015 to 12/31/2015	$13.03710	$12.88970	7,658,849
01/01/2016 to 12/31/2016	$12.88970	$13.15637	7,087,521
01/01/2017 to 12/31/2017	$13.15637	$15.00254	6,794,577
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.71478	11,350,314
01/01/2013 to 12/31/2013	$10.71478	$13.05681	11,680,480
01/01/2014 to 12/31/2014	$13.05681	$13.18875	10,944,905
01/01/2015 to 10/16/2015	$13.18875	$12.59144	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99826	$10.78284	679,070
01/01/2014 to 12/31/2014	$10.78284	$10.82649	971,931
01/01/2015 to 10/16/2015	$10.82649	$10.29668	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96993	$11.53165	122,752
01/01/2011 to 12/31/2011	$11.53165	$10.72094	190,352
01/01/2012 to 12/31/2012	$10.72094	$13.30873	520,200
01/01/2013 to 12/31/2013	$13.30873	$13.59570	441,221
01/01/2014 to 12/31/2014	$13.59570	$15.16355	413,940
01/01/2015 to 12/31/2015	$15.16355	$14.83180	340,933
01/01/2016 to 12/31/2016	$14.83180	$14.65107	259,997
01/01/2017 to 12/31/2017	$14.65107	$15.90570	254,108
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01826	$10.76811	199,918
01/01/2011 to 12/31/2011	$10.76811	$10.12518	235,095
01/01/2012 to 12/31/2012	$10.12518	$11.87142	471,384
01/01/2013 to 12/31/2013	$11.87142	$15.07851	502,150
01/01/2014 to 02/07/2014	$15.07851	$14.82672	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99150	$10.75256	186,236
01/01/2011 to 12/31/2011	$10.75256	$9.94608	358,920
01/01/2012 to 12/31/2012	$9.94608	$11.65181	475,228
01/01/2013 to 12/31/2013	$11.65181	$15.23345	519,571
01/01/2014 to 12/31/2014	$15.23345	$16.87205	534,720
01/01/2015 to 12/31/2015	$16.87205	$15.75437	1,176,820
01/01/2016 to 12/31/2016	$15.75437	$17.20445	1,040,564
01/01/2017 to 12/31/2017	$17.20445	$18.48583	1,125,468

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01958	$11.40273	352,049
01/01/2011 to 12/31/2011	$11.40273	$10.83119	496,956
01/01/2012 to 12/31/2012	$10.83119	$12.68323	836,897
01/01/2013 to 12/31/2013	$12.68323	$16.41409	857,598
01/01/2014 to 12/31/2014	$16.41409	$17.92176	770,824
01/01/2015 to 12/31/2015	$17.92176	$16.54789	1,378,929
01/01/2016 to 12/31/2016	$16.54789	$16.46765	1,308,923
01/01/2017 to 12/31/2017	$16.46765	$20.49067	1,139,274
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68940	2,546,265
01/01/2011 to 12/31/2011	$10.68940	$10.41222	4,103,365
01/01/2012 to 12/31/2012	$10.41222	$11.22580	6,407,141
01/01/2013 to 12/31/2013	$11.22580	$12.06932	6,447,232
01/01/2014 to 12/31/2014	$12.06932	$12.29341	5,849,519
01/01/2015 to 12/31/2015	$12.29341	$11.92573	4,782,241
01/01/2016 to 12/31/2016	$11.92573	$12.28947	4,290,001
01/01/2017 to 12/31/2017	$12.28947	$13.51005	4,372,627
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96489	$11.47751	259,896
01/01/2011 to 12/31/2011	$11.47751	$11.38312	365,908
01/01/2012 to 12/31/2012	$11.38312	$12.89210	687,005
01/01/2013 to 12/31/2013	$12.89210	$17.52034	754,500
01/01/2014 to 12/31/2014	$17.52034	$18.38705	760,935
01/01/2015 to 12/31/2015	$18.38705	$17.01185	666,868
01/01/2016 to 12/31/2016	$17.01185	$20.70469	578,584
01/01/2017 to 12/31/2017	$20.70469	$22.74177	571,317
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99826	$9.83210	432,404
01/01/2011 to 12/31/2011	$9.83210	$9.62805	976,585
01/01/2012 to 12/31/2012	$9.62805	$9.42621	856,782
01/01/2013 to 12/31/2013	$9.42621	$9.22821	641,576
01/01/2014 to 12/31/2014	$9.22821	$9.03434	566,785
01/01/2015 to 12/31/2015	$9.03434	$8.84463	698,243
01/01/2016 to 12/31/2016	$8.84463	$8.65942	592,139
01/01/2017 to 12/31/2017	$8.65942	$8.50697	420,122
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98423	$10.75077	196,063
01/01/2011 to 12/31/2011	$10.75077	$10.85949	414,596
01/01/2012 to 12/31/2012	$10.85949	$12.10603	940,570
01/01/2013 to 12/31/2013	$12.10603	$12.70285	764,877
01/01/2014 to 12/31/2014	$12.70285	$12.75411	710,577
01/01/2015 to 12/31/2015	$12.75411	$12.04126	602,225
01/01/2016 to 12/31/2016	$12.04126	$13.60403	544,746
01/01/2017 to 12/31/2017	$13.60403	$14.31431	536,369
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99024	$10.60710	86,158
01/01/2011 to 12/31/2011	$10.60710	$9.95015	114,797
01/01/2012 to 12/31/2012	$9.95015	$11.38581	182,558
01/01/2013 to 12/31/2013	$11.38581	$15.59005	286,238
01/01/2014 to 12/31/2014	$15.59005	$17.36079	338,509
01/01/2015 to 12/31/2015	$17.36079	$15.66437	332,725
01/01/2016 to 12/31/2016	$15.66437	$18.38597	269,085
01/01/2017 to 12/31/2017	$18.38597	$21.45578	260,626

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92909	$11.24449	120,209
01/01/2011 to 12/31/2011	$11.24449	$9.58589	187,387
01/01/2012 to 12/31/2012	$9.58589	$11.29559	297,821
01/01/2013 to 12/31/2013	$11.29559	$13.16577	288,766
01/01/2014 to 12/31/2014	$13.16577	$12.17716	295,040
01/01/2015 to 12/31/2015	$12.17716	$12.29675	284,441
01/01/2016 to 12/31/2016	$12.29675	$11.58431	249,759
01/01/2017 to 12/31/2017	$11.58431	$15.35957	248,199
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92896	$10.78368	128,205
01/01/2011 to 12/31/2011	$10.78368	$9.23249	198,630
01/01/2012 to 12/31/2012	$9.23249	$10.54563	279,772
01/01/2013 to 12/31/2013	$10.54563	$12.33410	307,502
01/01/2014 to 12/31/2014	$12.33410	$11.26549	290,198
01/01/2015 to 12/31/2015	$11.26549	$11.11906	284,240
01/01/2016 to 12/31/2016	$11.11906	$10.94929	266,840
01/01/2017 to 12/31/2017	$10.94929	$13.16563	231,803
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00649	$10.58844	161
01/01/2011 to 12/31/2011	$10.58844	$11.65657	28,245,185
01/01/2012 to 12/31/2012	$11.65657	$12.48437	12,185,297
01/01/2013 to 12/31/2013	$12.48437	$11.83322	2,586,723
01/01/2014 to 12/31/2014	$11.83322	$12.36430	3,220,720
01/01/2015 to 12/31/2015	$12.36430	$12.24661	11,855,244
01/01/2016 to 12/31/2016	$12.24661	$12.49409	12,647,205
01/01/2017 to 12/31/2017	$12.49409	$12.75993	5,679,633
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97649	$10.86001	2,174,610
01/01/2011 to 12/31/2011	$10.86001	$10.57177	3,640,539
01/01/2012 to 12/31/2012	$10.57177	$11.75519	6,361,180
01/01/2013 to 12/31/2013	$11.75519	$13.38210	6,280,168
01/01/2014 to 12/31/2014	$13.38210	$13.93493	5,980,304
01/01/2015 to 12/31/2015	$13.93493	$13.49945	5,268,824
01/01/2016 to 12/31/2016	$13.49945	$13.90612	4,706,004
01/01/2017 to 12/31/2017	$13.90612	$15.92331	4,506,158
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92161	$10.54608	312,059
01/01/2011 to 12/31/2011	$10.54608	$9.38012	471,899
01/01/2012 to 12/31/2012	$9.38012	$11.19486	754,667
01/01/2013 to 12/31/2013	$11.19486	$12.64339	834,403
01/01/2014 to 12/31/2014	$12.64339	$11.58999	865,385
01/01/2015 to 12/31/2015	$11.58999	$11.02943	754,096
01/01/2016 to 12/31/2016	$11.02943	$11.00699	732,940
01/01/2017 to 12/31/2017	$11.00699	$13.96977	760,676
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.57605	1,900,708
01/01/2011 to 12/31/2011	$10.57605	$10.37847	3,919,930
01/01/2012 to 12/31/2012	$10.37847	$11.24938	6,213,028
01/01/2013 to 12/31/2013	$11.24938	$12.22821	6,104,537
01/01/2014 to 12/31/2014	$12.22821	$12.62374	5,567,461
01/01/2015 to 12/31/2015	$12.62374	$12.33605	4,924,098
01/01/2016 to 12/31/2016	$12.33605	$12.54118	4,480,898
01/01/2017 to 12/31/2017	$12.54118	$13.76941	4,137,229

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97111	$10.76470	87,860
01/01/2011 to 12/31/2011	$10.76470	$10.60883	166,469
01/01/2012 to 12/31/2012	$10.60883	$11.96308	366,380
01/01/2013 to 12/31/2013	$11.96308	$15.98615	359,521
01/01/2014 to 12/31/2014	$15.98615	$17.13785	364,972
01/01/2015 to 12/31/2015	$17.13785	$18.56219	390,119
01/01/2016 to 12/31/2016	$18.56219	$17.90707	365,110
01/01/2017 to 12/31/2017	$17.90707	$23.81386	368,003
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99236	$11.29330	189,485
01/01/2011 to 12/31/2011	$11.29330	$10.95551	336,887
01/01/2012 to 12/31/2012	$10.95551	$12.04063	653,350
01/01/2013 to 12/31/2013	$12.04063	$16.10352	577,122
01/01/2014 to 12/31/2014	$16.10352	$17.43484	900,638
01/01/2015 to 12/31/2015	$17.43484	$18.78781	698,619
01/01/2016 to 12/31/2016	$18.78781	$19.41983	659,126
01/01/2017 to 12/31/2017	$19.41983	$25.28556	587,964
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98843	$10.80977	117,309
01/01/2011 to 12/31/2011	$10.80977	$11.65957	1,054,574
01/01/2012 to 12/31/2012	$11.65957	$12.09112	1,336,674
01/01/2013 to 12/31/2013	$12.09112	$11.60035	1,386,111
01/01/2014 to 12/31/2014	$11.60035	$12.08231	1,580,575
01/01/2015 to 12/31/2015	$12.08231	$11.75954	1,834,873
01/01/2016 to 12/31/2016	$11.75954	$11.81263	1,772,117
01/01/2017 to 12/31/2017	$11.81263	$11.95298	1,775,987
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98739	$10.88308	313,949
01/01/2011 to 12/31/2011	$10.88308	$10.32113	453,670
01/01/2012 to 12/31/2012	$10.32113	$12.43595	818,069
01/01/2013 to 12/31/2013	$12.43595	$15.53932	924,018
01/01/2014 to 12/31/2014	$15.53932	$15.76524	893,148
01/01/2015 to 12/31/2015	$15.76524	$15.20794	811,824
01/01/2016 to 12/31/2016	$15.20794	$15.94814	766,672
01/01/2017 to 12/31/2017	$15.94814	$19.33665	694,836
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.85871	69,804
01/01/2011 to 12/31/2011	$10.85871	$10.56782	101,083
01/01/2012 to 12/31/2012	$10.56782	$12.11316	249,054
01/01/2013 to 12/31/2013	$12.11316	$16.21185	263,789
01/01/2014 to 12/31/2014	$16.21185	$17.25380	286,582
01/01/2015 to 12/31/2015	$17.25380	$18.11252	198,780
01/01/2016 to 12/31/2016	$18.11252	$18.07191	191,987
01/01/2017 to 12/31/2017	$18.07191	$23.12682	179,148
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	487
01/01/2013 to 12/31/2013	$10.17946	$13.40436	30,115
01/01/2014 to 12/31/2014	$13.40436	$14.46368	66,282
01/01/2015 to 12/31/2015	$14.46368	$14.05744	124,089
01/01/2016 to 12/31/2016	$14.05744	$15.61340	198,007
01/01/2017 to 12/31/2017	$15.61340	$17.93707	273,196

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02817	$10.06278	35,591
01/01/2012 to 12/31/2012	$10.06278	$10.33112	237,461
01/01/2013 to 12/31/2013	$10.33112	$9.82763	258,551
01/01/2014 to 12/31/2014	$9.82763	$10.11671	320,836
01/01/2015 to 10/16/2015	$10.11671	$10.05294	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95855	$11.91048	225,037
01/01/2011 to 12/31/2011	$11.91048	$11.85733	392,679
01/01/2012 to 12/31/2012	$11.85733	$13.04531	742,034
01/01/2013 to 12/31/2013	$13.04531	$16.93622	714,600
01/01/2014 to 12/31/2014	$16.93622	$17.89683	650,418
01/01/2015 to 10/16/2015	$17.89683	$18.28561	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97268	$11.41452	82,328
01/01/2011 to 04/29/2011	$11.41452	$12.78404	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99081	$11.22185	182,245
01/01/2011 to 12/31/2011	$11.22185	$10.71360	279,795
01/01/2012 to 12/31/2012	$10.71360	$12.28480	466,088
01/01/2013 to 12/31/2013	$12.28480	$17.07924	611,307
01/01/2014 to 12/31/2014	$17.07924	$19.10337	646,008
01/01/2015 to 12/31/2015	$19.10337	$17.64787	610,672
01/01/2016 to 12/31/2016	$17.64787	$20.42786	634,200
01/01/2017 to 12/31/2017	$20.42786	$22.75780	593,925
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	895,325
01/01/2013 to 12/31/2013	$10.29169	$11.98140	1,114,810
01/01/2014 to 12/31/2014	$11.98140	$12.33254	1,170,124
01/01/2015 to 12/31/2015	$12.33254	$11.92365	1,004,244
01/01/2016 to 12/31/2016	$11.92365	$12.17840	910,753
01/01/2017 to 12/31/2017	$12.17840	$13.88984	910,757
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93873	$11.66195	476,936
01/01/2011 to 12/31/2011	$11.66195	$9.10284	664,092
01/01/2012 to 12/31/2012	$9.10284	$10.50918	1,181,912
01/01/2013 to 12/31/2013	$10.50918	$10.31145	1,168,271
01/01/2014 to 12/31/2014	$10.31145	$9.62209	1,032,136
01/01/2015 to 12/31/2015	$9.62209	$7.84425	931,152
01/01/2016 to 12/31/2016	$7.84425	$8.62930	840,971
01/01/2017 to 12/31/2017	$8.62930	$10.67714	878,413
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98922	$10.58499	4,586,837
01/01/2011 to 12/31/2011	$10.58499	$10.46635	10,310,852
01/01/2012 to 12/31/2012	$10.46635	$11.30921	16,150,559
01/01/2013 to 12/31/2013	$11.30921	$12.09170	15,260,664
01/01/2014 to 12/31/2014	$12.09170	$12.52144	14,101,630
01/01/2015 to 12/31/2015	$12.52144	$12.27605	12,732,885
01/01/2016 to 12/31/2016	$12.27605	$12.68287	11,691,694
01/01/2017 to 12/31/2017	$12.68287	$13.67509	10,989,323

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	48,356
01/01/2012 to 12/31/2012	$10.06267	$10.55146	348,835
01/01/2013 to 12/31/2013	$10.55146	$10.09089	425,576
01/01/2014 to 12/31/2014	$10.09089	$10.47775	498,444
01/01/2015 to 12/31/2015	$10.47775	$10.23026	624,104
01/01/2016 to 12/31/2016	$10.23026	$10.43751	574,988
01/01/2017 to 12/31/2017	$10.43751	$10.79838	582,280
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96325	$11.49547	3,712,117
01/01/2011 to 12/31/2011	$11.49547	$10.55499	5,954,130
01/01/2012 to 12/31/2012	$10.55499	$11.66811	10,641,823
01/01/2013 to 12/31/2013	$11.66811	$13.36799	11,234,481
01/01/2014 to 12/31/2014	$13.36799	$14.29091	11,027,596
01/01/2015 to 12/31/2015	$14.29091	$13.90511	18,528,500
01/01/2016 to 12/31/2016	$13.90511	$14.98807	17,001,349
01/01/2017 to 12/31/2017	$14.98807	$17.03621	26,046,854
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.87869	60,348
01/01/2011 to 12/31/2011	$10.87869	$11.01886	118,986
01/01/2012 to 12/31/2012	$11.01886	$12.81560	223,207
01/01/2013 to 12/31/2013	$12.81560	$16.61507	238,283
01/01/2014 to 12/31/2014	$16.61507	$19.06605	315,106
01/01/2015 to 12/31/2015	$19.06605	$19.24041	327,003
01/01/2016 to 12/31/2016	$19.24041	$21.63385	298,638
01/01/2017 to 12/31/2017	$21.63385	$25.89381	286,427
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	0
01/01/2013 to 12/31/2013	$9.82884	$11.77773	0
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98731	$10.77337	3,202,539
01/01/2011 to 12/31/2011	$10.77337	$10.35589	6,297,134
01/01/2012 to 12/31/2012	$10.35589	$11.18047	11,013,705
01/01/2013 to 12/31/2013	$11.18047	$12.30719	11,015,991
01/01/2014 to 12/31/2014	$12.30719	$12.66800	10,238,199
01/01/2015 to 12/31/2015	$12.66800	$12.38138	9,740,122
01/01/2016 to 12/31/2016	$12.38138	$12.70553	8,734,440
01/01/2017 to 12/31/2017	$12.70553	$14.45873	8,379,981
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97751	$10.96058	2,624,296
01/01/2011 to 12/31/2011	$10.96058	$10.47443	4,135,424
01/01/2012 to 12/31/2012	$10.47443	$11.88484	7,137,505
01/01/2013 to 12/31/2013	$11.88484	$13.73656	7,789,218
01/01/2014 to 12/31/2014	$13.73656	$14.17862	7,678,745
01/01/2015 to 12/31/2015	$14.17862	$13.80554	12,607,828
01/01/2016 to 12/31/2016	$13.80554	$14.43790	11,237,865
01/01/2017 to 04/28/2017	$14.43790	$14.99606	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98214	$10.75257	4,337,624
01/01/2011 to 12/31/2011	$10.75257	$10.17124	6,785,307
01/01/2012 to 12/31/2012	$10.17124	$11.06628	9,359,655
01/01/2013 to 12/31/2013	$11.06628	$12.39404	9,319,368
01/01/2014 to 12/31/2014	$12.39404	$12.50220	8,159,713
01/01/2015 to 10/16/2015	$12.50220	$12.11615	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97159	$12.14387	134,008
01/01/2011 to 12/31/2011	$12.14387	$10.33026	272,000
01/01/2012 to 12/31/2012	$10.33026	$12.14309	472,973
01/01/2013 to 12/31/2013	$12.14309	$16.73995	485,972
01/01/2014 to 12/31/2014	$16.73995	$17.19813	441,793
01/01/2015 to 12/31/2015	$17.19813	$17.06163	393,502
01/01/2016 to 12/31/2016	$17.06163	$17.99015	341,177
01/01/2017 to 12/31/2017	$17.99015	$22.49062	292,969
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96064	$12.60328	196,458
01/01/2011 to 12/31/2011	$12.60328	$12.21817	299,003
01/01/2012 to 12/31/2012	$12.21817	$13.41755	577,925
01/01/2013 to 12/31/2013	$13.41755	$17.75618	609,853
01/01/2014 to 12/31/2014	$17.75618	$18.04719	496,075
01/01/2015 to 12/31/2015	$18.04719	$17.80700	436,884
01/01/2016 to 12/31/2016	$17.80700	$19.53933	416,555
01/01/2017 to 12/31/2017	$19.53933	$23.70528	393,111
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96407	$11.45416	105,127
01/01/2011 to 12/31/2011	$11.45416	$10.54377	159,251
01/01/2012 to 12/31/2012	$10.54377	$12.19664	281,664
01/01/2013 to 12/31/2013	$12.19664	$16.40654	310,561
01/01/2014 to 12/31/2014	$16.40654	$16.90814	275,770
01/01/2015 to 12/31/2015	$16.90814	$15.83959	223,450
01/01/2016 to 12/31/2016	$15.83959	$20.03660	242,821
01/01/2017 to 12/31/2017	$20.03660	$21.05817	245,215
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99195	$10.68099	4,889,068
01/01/2011 to 12/31/2011	$10.68099	$10.66444	10,210,336
01/01/2012 to 12/31/2012	$10.66444	$11.84920	20,138,252
01/01/2013 to 12/31/2013	$11.84920	$13.55300	20,387,641
01/01/2014 to 12/31/2014	$13.55300	$14.04852	19,676,026
01/01/2015 to 12/31/2015	$14.04852	$13.75930	23,116,289
01/01/2016 to 12/31/2016	$13.75930	$14.48726	21,511,034
01/01/2017 to 12/31/2017	$14.48726	$16.36920	19,801,328
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98560	$10.52650	182,870
01/01/2011 to 12/31/2011	$10.52650	$10.13681	224,532
01/01/2012 to 12/31/2012	$10.13681	$11.63543	624,212
01/01/2013 to 12/31/2013	$11.63543	$14.77261	719,417
01/01/2014 to 12/31/2014	$14.77261	$15.54229	789,147
01/01/2015 to 10/16/2015	$15.54229	$14.35714	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97083	$11.12457	438,944
01/01/2011 to 12/31/2011	$11.12457	$10.70663	741,977
01/01/2012 to 12/31/2012	$10.70663	$12.32438	1,368,551
01/01/2013 to 12/31/2013	$12.32438	$17.37774	1,413,534
01/01/2014 to 12/31/2014	$17.37774	$18.43263	1,374,787
01/01/2015 to 12/31/2015	$18.43263	$19.77495	1,118,028
01/01/2016 to 12/31/2016	$19.77495	$19.88294	1,104,974
01/01/2017 to 12/31/2017	$19.88294	$26.84167	1,090,526
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98586	$10.65635	38,110
01/01/2011 to 12/31/2011	$10.65635	$10.38154	203,130
01/01/2012 to 12/31/2012	$10.38154	$11.52522	518,378
01/01/2013 to 12/31/2013	$11.52522	$15.19051	475,590
01/01/2014 to 12/31/2014	$15.19051	$15.10316	391,110
01/01/2015 to 12/31/2015	$15.10316	$13.88932	362,052
01/01/2016 to 12/31/2016	$13.88932	$14.43178	344,813
01/01/2017 to 12/31/2017	$14.43178	$16.46836	312,426
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85951	$11.46379	573,055
01/01/2011 to 12/31/2011	$11.46379	$9.54897	868,367
01/01/2012 to 12/31/2012	$9.54897	$9.68622	1,414,997
01/01/2013 to 12/31/2013	$9.68622	$10.94133	1,407,132
01/01/2014 to 12/31/2014	$10.94133	$9.81585	1,377,339
01/01/2015 to 12/31/2015	$9.81585	$7.75949	1,373,414
01/01/2016 to 12/31/2016	$7.75949	$9.46706	1,195,413
01/01/2017 to 12/31/2017	$9.46706	$10.22409	1,178,685
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97994	$10.29998	205,208
01/01/2011 to 12/31/2011	$10.29998	$10.49994	382,952
01/01/2012 to 12/31/2012	$10.49994	$10.81629	574,782
01/01/2013 to 12/31/2013	$10.81629	$10.19168	601,580
01/01/2014 to 12/31/2014	$10.19168	$10.03320	566,789
01/01/2015 to 12/31/2015	$10.03320	$9.36886	466,102
01/01/2016 to 12/31/2016	$9.36886	$9.57221	446,041
01/01/2017 to 12/31/2017	$9.57221	$9.56300	471,699
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98852	$11.48881	123,513
01/01/2011 to 12/31/2011	$11.48881	$10.85968	189,254
01/01/2012 to 12/31/2012	$10.85968	$12.58860	342,440
01/01/2013 to 12/31/2013	$12.58860	$16.31935	366,853
01/01/2014 to 12/31/2014	$16.31935	$18.36824	328,204
01/01/2015 to 12/31/2015	$18.36824	$16.79407	318,024
01/01/2016 to 12/31/2016	$16.79407	$18.74335	274,958
01/01/2017 to 12/31/2017	$18.74335	$21.75133	229,819
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.81016	931,127
01/01/2012 to 12/31/2012	$8.81016	$9.57427	2,504,847
01/01/2013 to 12/31/2013	$9.57427	$11.29515	3,282,509
01/01/2014 to 12/31/2014	$11.29515	$11.66673	3,551,805
01/01/2015 to 12/31/2015	$11.66673	$11.34940	3,025,807
01/01/2016 to 12/31/2016	$11.34940	$11.83661	2,631,494
01/01/2017 to 12/31/2017	$11.83661	$13.16397	2,564,704

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99826	$10.38898	637,730
01/01/2011 to 12/31/2011	$10.38898	$10.78389	1,103,783
01/01/2012 to 12/31/2012	$10.78389	$11.38606	1,945,738
01/01/2013 to 12/31/2013	$11.38606	$10.98046	2,105,634
01/01/2014 to 12/31/2014	$10.98046	$11.52347	2,225,446
01/01/2015 to 12/31/2015	$11.52347	$11.42096	2,153,202
01/01/2016 to 12/31/2016	$11.42096	$11.75748	2,310,203
01/01/2017 to 12/31/2017	$11.75748	$12.23735	2,316,088
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97078	$10.62883	4,071,144
01/01/2011 to 12/31/2011	$10.62883	$10.23205	6,640,069
01/01/2012 to 09/21/2012	$10.23205	$11.42516	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.30%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96738	$10.76360	1,982,880
01/01/2011 to 12/31/2011	$10.76360	$10.23677	1,624,541
01/01/2012 to 12/31/2012	$10.23677	$11.25791	1,330,124
01/01/2013 to 12/31/2013	$11.25791	$12.09609	955,571
01/01/2014 to 12/31/2014	$12.09609	$12.26912	696,255
01/01/2015 to 12/31/2015	$12.26912	$11.60105	281,680
01/01/2016 to 12/31/2016	$11.60105	$12.05305	197,525
01/01/2017 to 12/31/2017	$12.05305	$13.25866	198,645
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97807	$10.86903	1,426,285
01/01/2011 to 12/31/2011	$10.86903	$10.63140	1,184,101
01/01/2012 to 12/31/2012	$10.63140	$11.80420	1,178,277
01/01/2013 to 12/31/2013	$11.80420	$13.44221	940,524
01/01/2014 to 12/31/2014	$13.44221	$13.93521	645,641
01/01/2015 to 12/31/2015	$13.93521	$13.72405	297,367
01/01/2016 to 12/31/2016	$13.72405	$14.36201	240,475
01/01/2017 to 12/31/2017	$14.36201	$16.40782	208,352
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00660	$10.76424	26,833
01/01/2011 to 12/31/2011	$10.76424	$10.89267	18,422
01/01/2012 to 05/04/2012	$10.89267	$11.80858	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98834	$10.72203	2,364,506
01/01/2011 to 12/31/2011	$10.72203	$10.34844	1,461,557
01/01/2012 to 12/31/2012	$10.34844	$11.37141	1,327,342
01/01/2013 to 12/31/2013	$11.37141	$13.07048	1,084,043
01/01/2014 to 12/31/2014	$13.07048	$13.60269	793,257
01/01/2015 to 12/31/2015	$13.60269	$13.35307	408,283
01/01/2016 to 12/31/2016	$13.35307	$13.86830	277,964
01/01/2017 to 12/31/2017	$13.86830	$15.56997	296,837
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99809	$9.12620	16,940
01/01/2012 to 12/31/2012	$9.12620	$9.97667	55,542
01/01/2013 to 12/31/2013	$9.97667	$10.80518	57,583
01/01/2014 to 12/31/2014	$10.80518	$11.07340	27,998
01/01/2015 to 12/31/2015	$11.07340	$10.49404	20,891
01/01/2016 to 12/31/2016	$10.49404	$10.96688	28,751
01/01/2017 to 12/31/2017	$10.96688	$12.06665	21,095
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.45288	5,933
01/01/2014 to 12/31/2014	$10.45288	$10.57783	6,021
01/01/2015 to 12/31/2015	$10.57783	$10.36267	2,493
01/01/2016 to 12/31/2016	$10.36267	$10.76761	1,533
01/01/2017 to 04/28/2017	$10.76761	$11.12699	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00751	$10.05274	127,840
01/01/2011 to 12/31/2011	$10.05274	$10.04285	173,864
01/01/2012 to 12/31/2012	$10.04285	$10.27228	74,789
01/01/2013 to 12/31/2013	$10.27228	$9.81790	241,886
01/01/2014 to 12/31/2014	$9.81790	$9.58291	313,590
01/01/2015 to 12/31/2015	$9.58291	$9.40784	209,042
01/01/2016 to 12/31/2016	$9.40784	$9.34229	143,241
01/01/2017 to 12/31/2017	$9.34229	$9.28330	144,230
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.32475	904,921
01/01/2011 to 12/31/2011	$10.32475	$10.40836	596,566
01/01/2012 to 12/31/2012	$10.40836	$11.11653	610,011
01/01/2013 to 12/31/2013	$11.11653	$10.66129	478,791
01/01/2014 to 12/31/2014	$10.66129	$10.85686	415,361
01/01/2015 to 12/31/2015	$10.85686	$10.38362	218,374
01/01/2016 to 12/31/2016	$10.38362	$10.57422	215,833
01/01/2017 to 12/31/2017	$10.57422	$10.78227	151,390
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99809	$10.55604	209,230
01/01/2011 to 12/31/2011	$10.55604	$11.49032	5,005,426
01/01/2012 to 12/31/2012	$11.49032	$11.80030	4,468,226
01/01/2013 to 12/31/2013	$11.80030	$11.29161	2,537,799
01/01/2014 to 12/31/2014	$11.29161	$11.18955	1,768,200
01/01/2015 to 12/31/2015	$11.18955	$10.95026	1,419,895
01/01/2016 to 12/31/2016	$10.95026	$10.82278	1,301,718
01/01/2017 to 12/31/2017	$10.82278	$10.65237	29,092
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00679	$10.59877	0
01/01/2011 to 12/31/2011	$10.59877	$11.76169	5,716,416
01/01/2012 to 12/31/2012	$11.76169	$12.14766	5,241,794
01/01/2013 to 12/31/2013	$12.14766	$11.49527	2,711,682
01/01/2014 to 12/31/2014	$11.49527	$11.52978	1,962,192
01/01/2015 to 12/31/2015	$11.52978	$11.35600	1,369,191
01/01/2016 to 12/31/2016	$11.35600	$11.27384	1,134,179
01/01/2017 to 12/31/2017	$11.27384	$11.09363	1,603,801
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99809	$10.60163	0
01/01/2011 to 12/31/2011	$10.60163	$12.01278	0
01/01/2012 to 12/31/2012	$12.01278	$12.42372	647,618
01/01/2013 to 12/31/2013	$12.42372	$11.55152	396,527
01/01/2014 to 12/31/2014	$11.55152	$11.76707	149,647
01/01/2015 to 12/31/2015	$11.76707	$11.61949	158,497
01/01/2016 to 12/31/2016	$11.61949	$11.51704	137,196
01/01/2017 to 12/31/2017	$11.51704	$11.33848	129,650
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00891	$10.63229	0
01/01/2011 to 12/31/2011	$10.63229	$12.32822	18,382
01/01/2012 to 12/31/2012	$12.32822	$12.80538	2,953
01/01/2013 to 12/31/2013	$12.80538	$11.69563	856,375
01/01/2014 to 12/31/2014	$11.69563	$12.13039	668,353
01/01/2015 to 12/31/2015	$12.13039	$12.03229	469,863
01/01/2016 to 12/31/2016	$12.03229	$11.98615	251,700
01/01/2017 to 12/31/2017	$11.98615	$11.81485	122,925

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00784	$10.73369	0
01/01/2011 to 12/31/2011	$10.73369	$12.61630	3,859,454
01/01/2012 to 12/31/2012	$12.61630	$13.16317	3,570,965
01/01/2013 to 12/31/2013	$13.16317	$11.96003	1,878,838
01/01/2014 to 12/31/2014	$11.96003	$12.58253	2,162,451
01/01/2015 to 12/31/2015	$12.58253	$12.51228	1,995,116
01/01/2016 to 12/31/2016	$12.51228	$12.47376	1,330,486
01/01/2017 to 12/31/2017	$12.47376	$12.38018	656,702
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99809	$11.95962	1,120,790
01/01/2012 to 12/31/2012	$11.95962	$12.36732	1,828,179
01/01/2013 to 12/31/2013	$12.36732	$10.90536	1,447,347
01/01/2014 to 12/31/2014	$10.90536	$11.75937	812,449
01/01/2015 to 12/31/2015	$11.75937	$11.72977	1,660,056
01/01/2016 to 12/31/2016	$11.72977	$11.66990	1,328,785
01/01/2017 to 12/31/2017	$11.66990	$11.58096	471,525
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99746	$10.34590	257,143
01/01/2013 to 12/31/2013	$10.34590	$9.07699	3,160,323
01/01/2014 to 12/31/2014	$9.07699	$9.98740	1,234,695
01/01/2015 to 12/31/2015	$9.98740	$10.02192	44,736
01/01/2016 to 12/31/2016	$10.02192	$9.97904	272,403
01/01/2017 to 12/31/2017	$9.97904	$9.91543	58,496
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99873	$8.70488	473,545
01/01/2014 to 12/31/2014	$8.70488	$9.74562	897,728
01/01/2015 to 12/31/2015	$9.74562	$9.79194	41,302
01/01/2016 to 12/31/2016	$9.79194	$9.74958	4,809
01/01/2017 to 12/31/2017	$9.74958	$9.68628	463,674
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99873	$11.24540	254,897
01/01/2015 to 12/31/2015	$11.24540	$11.20625	2,629,591
01/01/2016 to 12/31/2016	$11.20625	$11.21982	317,798
01/01/2017 to 12/31/2017	$11.21982	$11.16296	116,584
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99873	$9.88722	296,254
01/01/2016 to 12/31/2016	$9.88722	$9.86091	1,586,240
01/01/2017 to 12/31/2017	$9.86091	$9.86801	915,738
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99746	$9.82927	1,250,303
01/01/2017 to 12/31/2017	$9.82927	$9.86166	765,645
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99745	$9.98561	65,153
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97125	$10.53223	40,112
01/01/2011 to 12/31/2011	$10.53223	$9.68613	18,370
01/01/2012 to 12/31/2012	$9.68613	$10.71530	15,095
01/01/2013 to 12/31/2013	$10.71530	$13.75930	10,228
01/01/2014 to 12/31/2014	$13.75930	$14.82283	12,421
01/01/2015 to 12/31/2015	$14.82283	$13.79187	2,960
01/01/2016 to 12/31/2016	$13.79187	$15.32756	5,183
01/01/2017 to 04/28/2017	$15.32756	$15.84470	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97725	$10.80239	2,173,767
01/01/2011 to 12/31/2011	$10.80239	$10.29819	1,486,802
01/01/2012 to 12/31/2012	$10.29819	$11.44169	1,337,502
01/01/2013 to 12/31/2013	$11.44169	$13.71394	1,360,711
01/01/2014 to 12/31/2014	$13.71394	$14.33579	1,272,897
01/01/2015 to 12/31/2015	$14.33579	$14.08079	726,162
01/01/2016 to 12/31/2016	$14.08079	$14.69822	516,836
01/01/2017 to 12/31/2017	$14.69822	$16.93035	533,427
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99809	$11.59720	9,115
01/01/2014 to 12/31/2014	$11.59720	$12.87257	4,627
01/01/2015 to 12/31/2015	$12.87257	$12.12727	2,953
01/01/2016 to 12/31/2016	$12.12727	$13.61387	8,794
01/01/2017 to 12/31/2017	$13.61387	$15.74958	22,728
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95948	$11.75243	51,593
01/01/2011 to 12/31/2011	$11.75243	$12.23924	33,996
01/01/2012 to 12/31/2012	$12.23924	$13.79249	84,179
01/01/2013 to 12/31/2013	$13.79249	$13.89752	71,435
01/01/2014 to 12/31/2014	$13.89752	$17.77560	35,695
01/01/2015 to 12/31/2015	$17.77560	$18.20804	14,442
01/01/2016 to 12/31/2016	$18.20804	$18.64698	20,911
01/01/2017 to 12/31/2017	$18.64698	$19.35710	16,518
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99809	$9.64568	4,745
01/01/2014 to 12/31/2014	$9.64568	$9.90467	3,411
01/01/2015 to 12/31/2015	$9.90467	$9.66740	3,522
01/01/2016 to 12/31/2016	$9.66740	$9.87709	2,653
01/01/2017 to 04/28/2017	$9.87709	$10.06030	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.85057	309,670
01/01/2011 to 12/31/2011	$10.85057	$10.33928	188,650
01/01/2012 to 12/31/2012	$10.33928	$11.47849	172,015
01/01/2013 to 12/31/2013	$11.47849	$13.37038	170,139
01/01/2014 to 12/31/2014	$13.37038	$13.80990	128,723
01/01/2015 to 10/16/2015	$13.80990	$13.70360	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97557	$10.98381	1,466,091
01/01/2011 to 12/31/2011	$10.98381	$10.57010	1,058,162
01/01/2012 to 12/31/2012	$10.57010	$11.42496	967,785
01/01/2013 to 12/31/2013	$11.42496	$12.80989	817,178
01/01/2014 to 12/31/2014	$12.80989	$12.90966	445,867
01/01/2015 to 12/31/2015	$12.90966	$12.73776	192,501
01/01/2016 to 12/31/2016	$12.73776	$12.97467	143,531
01/01/2017 to 12/31/2017	$12.97467	$14.76525	128,948
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.69999	774,895
01/01/2013 to 12/31/2013	$10.69999	$13.01231	586,038
01/01/2014 to 12/31/2014	$13.01231	$13.11702	393,545
01/01/2015 to 10/16/2015	$13.11702	$12.50271	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99809	$10.76783	92,607
01/01/2014 to 12/31/2014	$10.76783	$10.78945	91,587
01/01/2015 to 10/16/2015	$10.78945	$10.24485	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96976	$11.51275	20,879
01/01/2011 to 12/31/2011	$11.51275	$10.68145	12,375
01/01/2012 to 12/31/2012	$10.68145	$13.23265	11,547
01/01/2013 to 12/31/2013	$13.23265	$13.49041	13,629
01/01/2014 to 12/31/2014	$13.49041	$15.01538	14,908
01/01/2015 to 12/31/2015	$15.01538	$14.65689	4,941
01/01/2016 to 12/31/2016	$14.65689	$14.44880	9,661
01/01/2017 to 12/31/2017	$14.44880	$15.65417	7,790
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01809	$10.75038	43,809
01/01/2011 to 12/31/2011	$10.75038	$10.08777	22,459
01/01/2012 to 12/31/2012	$10.08777	$11.80336	19,913
01/01/2013 to 12/31/2013	$11.80336	$14.96141	17,694
01/01/2014 to 02/07/2014	$14.96141	$14.70842	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99134	$10.73491	62,866
01/01/2011 to 12/31/2011	$10.73491	$9.90949	26,852
01/01/2012 to 12/31/2012	$9.90949	$11.58529	21,649
01/01/2013 to 12/31/2013	$11.58529	$15.11560	24,250
01/01/2014 to 12/31/2014	$15.11560	$16.70734	25,237
01/01/2015 to 12/31/2015	$16.70734	$15.56866	22,722
01/01/2016 to 12/31/2016	$15.56866	$16.96697	27,112
01/01/2017 to 12/31/2017	$16.96697	$18.19362	11,463
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01941	$11.38383	87,362
01/01/2011 to 12/31/2011	$11.38383	$10.79120	46,970
01/01/2012 to 12/31/2012	$10.79120	$12.61054	39,264
01/01/2013 to 12/31/2013	$12.61054	$16.28679	39,588
01/01/2014 to 12/31/2014	$16.28679	$17.74638	42,790
01/01/2015 to 12/31/2015	$17.74638	$16.35246	410,145
01/01/2016 to 12/31/2016	$16.35246	$16.23998	278,585
01/01/2017 to 12/31/2017	$16.23998	$20.16622	301,977
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98783	$10.67177	300,563
01/01/2011 to 12/31/2011	$10.67177	$10.37382	209,744
01/01/2012 to 12/31/2012	$10.37382	$11.16148	189,782
01/01/2013 to 12/31/2013	$11.16148	$11.97581	130,100
01/01/2014 to 12/31/2014	$11.97581	$12.17331	116,905
01/01/2015 to 12/31/2015	$12.17331	$11.78513	56,001
01/01/2016 to 12/31/2016	$11.78513	$12.11993	44,231
01/01/2017 to 12/31/2017	$12.11993	$13.29642	46,099
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96472	$11.45866	56,975
01/01/2011 to 12/31/2011	$11.45866	$11.34127	33,845
01/01/2012 to 12/31/2012	$11.34127	$12.81851	85,604
01/01/2013 to 12/31/2013	$12.81851	$17.38469	152,825
01/01/2014 to 12/31/2014	$17.38469	$18.20742	230,703
01/01/2015 to 12/31/2015	$18.20742	$16.81121	196,132
01/01/2016 to 12/31/2016	$16.81121	$20.41897	153,029
01/01/2017 to 12/31/2017	$20.41897	$22.38219	79,406

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99809	$9.81590	264,690
01/01/2011 to 12/31/2011	$9.81590	$9.59256	229,144
01/01/2012 to 12/31/2012	$9.59256	$9.37229	49,789
01/01/2013 to 12/31/2013	$9.37229	$9.15665	25,324
01/01/2014 to 12/31/2014	$9.15665	$8.94614	37,101
01/01/2015 to 12/31/2015	$8.94614	$8.74032	57,453
01/01/2016 to 12/31/2016	$8.74032	$8.53994	31,526
01/01/2017 to 12/31/2017	$8.53994	$8.37260	13,390
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98406	$10.73309	45,845
01/01/2011 to 12/31/2011	$10.73309	$10.81948	55,106
01/01/2012 to 12/31/2012	$10.81948	$12.03683	65,235
01/01/2013 to 12/31/2013	$12.03683	$12.60442	25,152
01/01/2014 to 12/31/2014	$12.60442	$12.62960	23,037
01/01/2015 to 12/31/2015	$12.62960	$11.89940	10,822
01/01/2016 to 12/31/2016	$11.89940	$13.41635	11,132
01/01/2017 to 12/31/2017	$13.41635	$14.08796	9,267
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99007	$10.58960	11,944
01/01/2011 to 12/31/2011	$10.58960	$9.91346	6,827
01/01/2012 to 12/31/2012	$9.91346	$11.32062	9,733
01/01/2013 to 12/31/2013	$11.32062	$15.46916	21,107
01/01/2014 to 12/31/2014	$15.46916	$17.19095	15,998
01/01/2015 to 12/31/2015	$17.19095	$15.47940	9,487
01/01/2016 to 12/31/2016	$15.47940	$18.13181	9,359
01/01/2017 to 12/31/2017	$18.13181	$21.11617	14,391
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92892	$11.22607	20,551
01/01/2011 to 12/31/2011	$11.22607	$9.55062	16,008
01/01/2012 to 12/31/2012	$9.55062	$11.23108	13,338
01/01/2013 to 12/31/2013	$11.23108	$13.06392	10,499
01/01/2014 to 12/31/2014	$13.06392	$12.05820	11,425
01/01/2015 to 12/31/2015	$12.05820	$12.15171	5,780
01/01/2016 to 12/31/2016	$12.15171	$11.42423	4,567
01/01/2017 to 12/31/2017	$11.42423	$15.11667	5,226
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92879	$10.76596	59,646
01/01/2011 to 12/31/2011	$10.76596	$9.19856	29,045
01/01/2012 to 12/31/2012	$9.19856	$10.48534	22,184
01/01/2013 to 12/31/2013	$10.48534	$12.23853	46,321
01/01/2014 to 12/31/2014	$12.23853	$11.15543	32,788
01/01/2015 to 12/31/2015	$11.15543	$10.98783	23,650
01/01/2016 to 12/31/2016	$10.98783	$10.79796	22,562
01/01/2017 to 12/31/2017	$10.79796	$12.95711	5,185
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97632	$10.84209	324,591
01/01/2011 to 12/31/2011	$10.84209	$10.53278	217,080
01/01/2012 to 12/31/2012	$10.53278	$11.68784	172,026
01/01/2013 to 12/31/2013	$11.68784	$13.27832	113,065
01/01/2014 to 12/31/2014	$13.27832	$13.79866	102,221
01/01/2015 to 12/31/2015	$13.79866	$13.33999	41,719
01/01/2016 to 12/31/2016	$13.33999	$13.71391	25,075
01/01/2017 to 12/31/2017	$13.71391	$15.67133	26,767

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92144	$10.52888	41,928
01/01/2011 to 12/31/2011	$10.52888	$9.34567	21,558
01/01/2012 to 12/31/2012	$9.34567	$11.13086	20,843
01/01/2013 to 12/31/2013	$11.13086	$12.54532	18,447
01/01/2014 to 12/31/2014	$12.54532	$11.47656	15,955
01/01/2015 to 12/31/2015	$11.47656	$10.89916	6,951
01/01/2016 to 12/31/2016	$10.89916	$10.85482	4,564
01/01/2017 to 12/31/2017	$10.85482	$13.74874	4,640
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.55869	328,331
01/01/2011 to 12/31/2011	$10.55869	$10.34036	191,622
01/01/2012 to 12/31/2012	$10.34036	$11.18508	172,799
01/01/2013 to 12/31/2013	$11.18508	$12.13349	137,547
01/01/2014 to 12/31/2014	$12.13349	$12.50029	79,933
01/01/2015 to 12/31/2015	$12.50029	$12.19051	45,125
01/01/2016 to 12/31/2016	$12.19051	$12.36794	30,767
01/01/2017 to 12/31/2017	$12.36794	$13.55149	33,677
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97094	$10.74695	27,515
01/01/2011 to 12/31/2011	$10.74695	$10.56966	9,400
01/01/2012 to 12/31/2012	$10.56966	$11.89459	9,717
01/01/2013 to 12/31/2013	$11.89459	$15.86218	4,863
01/01/2014 to 12/31/2014	$15.86218	$16.97024	4,849
01/01/2015 to 12/31/2015	$16.97024	$18.34311	11,903
01/01/2016 to 12/31/2016	$18.34311	$17.65976	3,417
01/01/2017 to 12/31/2017	$17.65976	$23.43708	2,964
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99219	$11.27468	47,226
01/01/2011 to 12/31/2011	$11.27468	$10.91510	27,111
01/01/2012 to 12/31/2012	$10.91510	$11.97169	25,846
01/01/2013 to 12/31/2013	$11.97169	$15.97874	14,177
01/01/2014 to 12/31/2014	$15.97874	$17.26455	26,576
01/01/2015 to 12/31/2015	$17.26455	$18.56636	9,083
01/01/2016 to 12/31/2016	$18.56636	$19.15200	8,809
01/01/2017 to 12/31/2017	$19.15200	$24.88609	128,468
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98826	$10.79204	62,889
01/01/2011 to 12/31/2011	$10.79204	$11.61675	55,271
01/01/2012 to 12/31/2012	$11.61675	$12.02209	73,194
01/01/2013 to 12/31/2013	$12.02209	$11.51061	50,759
01/01/2014 to 12/31/2014	$11.51061	$11.96438	46,785
01/01/2015 to 12/31/2015	$11.96438	$11.62102	31,220
01/01/2016 to 12/31/2016	$11.62102	$11.64985	40,724
01/01/2017 to 12/31/2017	$11.64985	$11.76433	31,127
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98722	$10.86514	54,255
01/01/2011 to 12/31/2011	$10.86514	$10.28312	47,905
01/01/2012 to 12/31/2012	$10.28312	$12.36479	50,071
01/01/2013 to 12/31/2013	$12.36479	$15.41885	515,310
01/01/2014 to 12/31/2014	$15.41885	$15.61113	719,675
01/01/2015 to 12/31/2015	$15.61113	$15.02861	545,107
01/01/2016 to 12/31/2016	$15.02861	$15.72804	388,844
01/01/2017 to 12/31/2017	$15.72804	$19.03087	325,390

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.84075	13,556
01/01/2011 to 12/31/2011	$10.84075	$10.52884	10,363
01/01/2012 to 12/31/2012	$10.52884	$12.04371	12,800
01/01/2013 to 12/31/2013	$12.04371	$16.08596	20,550
01/01/2014 to 12/31/2014	$16.08596	$17.08490	19,721
01/01/2015 to 12/31/2015	$17.08490	$17.89862	6,906
01/01/2016 to 12/31/2016	$17.89862	$17.82217	15,195
01/01/2017 to 12/31/2017	$17.82217	$22.76078	10,007
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99809	$10.17167	153
01/01/2013 to 12/31/2013	$10.17167	$13.36678	22,155
01/01/2014 to 12/31/2014	$13.36678	$14.39378	18,108
01/01/2015 to 12/31/2015	$14.39378	$13.96103	11,681
01/01/2016 to 12/31/2016	$13.96103	$15.47471	13,879
01/01/2017 to 12/31/2017	$15.47471	$17.74152	13,070
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02800	$10.05926	275
01/01/2012 to 12/31/2012	$10.05926	$10.30632	15,035
01/01/2013 to 12/31/2013	$10.30632	$9.78401	3,812
01/01/2014 to 12/31/2014	$9.78401	$10.05132	11,894
01/01/2015 to 10/16/2015	$10.05132	$9.97186	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95838	$11.89091	46,144
01/01/2011 to 12/31/2011	$11.89091	$11.81371	33,114
01/01/2012 to 12/31/2012	$11.81371	$12.97081	86,064
01/01/2013 to 12/31/2013	$12.97081	$16.80520	378,365
01/01/2014 to 12/31/2014	$16.80520	$17.72217	515,160
01/01/2015 to 10/16/2015	$17.72217	$18.07789	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97251	$11.39598	17,367
01/01/2011 to 04/29/2011	$11.39598	$12.75479	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99064	$11.20328	55,297
01/01/2011 to 12/31/2011	$11.20328	$10.67411	32,189
01/01/2012 to 12/31/2012	$10.67411	$12.21442	32,995
01/01/2013 to 12/31/2013	$12.21442	$16.94666	84,576
01/01/2014 to 12/31/2014	$16.94666	$18.91641	57,586
01/01/2015 to 12/31/2015	$18.91641	$17.43947	33,417
01/01/2016 to 12/31/2016	$17.43947	$20.14556	51,932
01/01/2017 to 12/31/2017	$20.14556	$22.39770	33,476
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99809	$10.27736	20,434
01/01/2013 to 12/31/2013	$10.27736	$11.94018	53,780
01/01/2014 to 12/31/2014	$11.94018	$12.26499	12,446
01/01/2015 to 12/31/2015	$12.26499	$11.83407	4,754
01/01/2016 to 12/31/2016	$11.83407	$12.06220	2,344
01/01/2017 to 12/31/2017	$12.06220	$13.72931	4,455

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93856	$11.64283	117,680
01/01/2011 to 12/31/2011	$11.64283	$9.06934	70,061
01/01/2012 to 12/31/2012	$9.06934	$10.44909	56,779
01/01/2013 to 12/31/2013	$10.44909	$10.23152	51,495
01/01/2014 to 12/31/2014	$10.23152	$9.52798	44,431
01/01/2015 to 12/31/2015	$9.52798	$7.75161	24,683
01/01/2016 to 12/31/2016	$7.75161	$8.51008	19,325
01/01/2017 to 12/31/2017	$8.51008	$10.50821	11,629
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98905	$10.56757	1,848,364
01/01/2011 to 12/31/2011	$10.56757	$10.42777	1,513,061
01/01/2012 to 12/31/2012	$10.42777	$11.24445	1,286,079
01/01/2013 to 12/31/2013	$11.24445	$11.99793	728,449
01/01/2014 to 12/31/2014	$11.99793	$12.39894	756,319
01/01/2015 to 12/31/2015	$12.39894	$12.13111	466,649
01/01/2016 to 12/31/2016	$12.13111	$12.50763	302,887
01/01/2017 to 12/31/2017	$12.50763	$13.45876	291,617
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01801	$10.05915	398
01/01/2012 to 12/31/2012	$10.05915	$10.52610	18,678
01/01/2013 to 12/31/2013	$10.52610	$10.04606	48,013
01/01/2014 to 12/31/2014	$10.04606	$10.40988	48,585
01/01/2015 to 12/31/2015	$10.40988	$10.14319	34,924
01/01/2016 to 12/31/2016	$10.14319	$10.32759	48,313
01/01/2017 to 12/31/2017	$10.32759	$10.66282	37,788
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96308	$11.47648	795,562
01/01/2011 to 12/31/2011	$11.47648	$10.51610	600,412
01/01/2012 to 12/31/2012	$10.51610	$11.60136	690,467
01/01/2013 to 12/31/2013	$11.60136	$13.26440	320,294
01/01/2014 to 12/31/2014	$13.26440	$14.15124	263,203
01/01/2015 to 12/31/2015	$14.15124	$13.74109	291,938
01/01/2016 to 12/31/2016	$13.74109	$14.78113	230,888
01/01/2017 to 12/31/2017	$14.78113	$16.76680	425,085
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.86080	16,287
01/01/2011 to 12/31/2011	$10.86080	$10.97830	7,562
01/01/2012 to 12/31/2012	$10.97830	$12.74231	7,541
01/01/2013 to 12/31/2013	$12.74231	$16.48642	7,527
01/01/2014 to 12/31/2014	$16.48642	$18.87993	7,278
01/01/2015 to 12/31/2015	$18.87993	$19.01370	2,794
01/01/2016 to 12/31/2016	$19.01370	$21.33549	2,842
01/01/2017 to 12/31/2017	$21.33549	$25.48471	61,899
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.86034	0
01/01/2012 to 12/31/2012	$8.86034	$9.79521	0
01/01/2013 to 12/31/2013	$9.79521	$11.71340	0
01/01/2014 to 12/31/2014	$11.71340	$12.18789	0
01/01/2015 to 12/31/2015	$12.18789	$11.92555	0
01/01/2016 to 12/31/2016	$11.92555	$12.38861	0
01/01/2017 to 12/31/2017	$12.38861	$14.30628	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98715	$10.75566	380,072
01/01/2011 to 12/31/2011	$10.75566	$10.31779	266,575
01/01/2012 to 12/31/2012	$10.31779	$11.11657	238,332
01/01/2013 to 12/31/2013	$11.11657	$12.21187	138,116
01/01/2014 to 12/31/2014	$12.21187	$12.54429	155,391
01/01/2015 to 12/31/2015	$12.54429	$12.23535	112,760
01/01/2016 to 12/31/2016	$12.23535	$12.53023	82,901
01/01/2017 to 12/31/2017	$12.53023	$14.23020	87,202
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97734	$10.94264	619,521
01/01/2011 to 12/31/2011	$10.94264	$10.43605	223,639
01/01/2012 to 12/31/2012	$10.43605	$11.81699	267,883
01/01/2013 to 12/31/2013	$11.81699	$13.63029	308,978
01/01/2014 to 12/31/2014	$13.63029	$14.04024	250,397
01/01/2015 to 12/31/2015	$14.04024	$13.64284	292,680
01/01/2016 to 12/31/2016	$13.64284	$14.23861	234,013
01/01/2017 to 04/28/2017	$14.23861	$14.77931	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98197	$10.73491	2,018,421
01/01/2011 to 12/31/2011	$10.73491	$10.13379	1,577,561
01/01/2012 to 12/31/2012	$10.13379	$11.00305	1,483,179
01/01/2013 to 12/31/2013	$11.00305	$12.29802	1,011,989
01/01/2014 to 12/31/2014	$12.29802	$12.37990	510,995
01/01/2015 to 10/16/2015	$12.37990	$11.97822	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97142	$12.12383	23,209
01/01/2011 to 12/31/2011	$12.12383	$10.29217	28,282
01/01/2012 to 12/31/2012	$10.29217	$12.07351	26,717
01/01/2013 to 12/31/2013	$12.07351	$16.61005	32,442
01/01/2014 to 12/31/2014	$16.61005	$17.02978	28,832
01/01/2015 to 12/31/2015	$17.02978	$16.86020	12,912
01/01/2016 to 12/31/2016	$16.86020	$17.74165	16,937
01/01/2017 to 12/31/2017	$17.74165	$22.13488	13,043
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96047	$12.58259	21,297
01/01/2011 to 12/31/2011	$12.58259	$12.17325	15,339
01/01/2012 to 12/31/2012	$12.17325	$13.34082	12,061
01/01/2013 to 12/31/2013	$13.34082	$17.61871	10,437
01/01/2014 to 12/31/2014	$17.61871	$17.87086	8,732
01/01/2015 to 12/31/2015	$17.87086	$17.59705	5,392
01/01/2016 to 12/31/2016	$17.59705	$19.26963	5,355
01/01/2017 to 12/31/2017	$19.26963	$23.33046	3,124
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96390	$11.43543	23,651
01/01/2011 to 12/31/2011	$11.43543	$10.50502	22,275
01/01/2012 to 12/31/2012	$10.50502	$12.12694	18,090
01/01/2013 to 12/31/2013	$12.12694	$16.27955	33,124
01/01/2014 to 12/31/2014	$16.27955	$16.74311	25,788
01/01/2015 to 12/31/2015	$16.74311	$15.65300	13,667
01/01/2016 to 12/31/2016	$15.65300	$19.76030	14,554
01/01/2017 to 12/31/2017	$19.76030	$20.72553	12,958

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99178	$10.66346	1,234,468
01/01/2011 to 12/31/2011	$10.66346	$10.62519	946,974
01/01/2012 to 12/31/2012	$10.62519	$11.78150	921,311
01/01/2013 to 12/31/2013	$11.78150	$13.44819	780,220
01/01/2014 to 12/31/2014	$13.44819	$13.91148	643,693
01/01/2015 to 12/31/2015	$13.91148	$13.59728	407,871
01/01/2016 to 12/31/2016	$13.59728	$14.28752	327,219
01/01/2017 to 12/31/2017	$14.28752	$16.11061	300,806
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98543	$10.50910	19,588
01/01/2011 to 12/31/2011	$10.50910	$10.09939	9,326
01/01/2012 to 12/31/2012	$10.09939	$11.56886	13,720
01/01/2013 to 12/31/2013	$11.56886	$14.65825	28,681
01/01/2014 to 12/31/2014	$14.65825	$15.39059	15,918
01/01/2015 to 10/16/2015	$15.39059	$14.19404	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97067	$11.10634	72,362
01/01/2011 to 12/31/2011	$11.10634	$10.66740	42,986
01/01/2012 to 12/31/2012	$10.66740	$12.25406	41,747
01/01/2013 to 12/31/2013	$12.25406	$17.24330	379,011
01/01/2014 to 12/31/2014	$17.24330	$18.25254	444,693
01/01/2015 to 12/31/2015	$18.25254	$19.54171	273,687
01/01/2016 to 12/31/2016	$19.54171	$19.60859	187,917
01/01/2017 to 12/31/2017	$19.60859	$26.41743	88,688
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98570	$10.63879	10,405
01/01/2011 to 12/31/2011	$10.63879	$10.34328	8,991
01/01/2012 to 12/31/2012	$10.34328	$11.45924	14,659
01/01/2013 to 12/31/2013	$11.45924	$15.07276	66,800
01/01/2014 to 12/31/2014	$15.07276	$14.95546	77,872
01/01/2015 to 12/31/2015	$14.95546	$13.72536	40,567
01/01/2016 to 12/31/2016	$13.72536	$14.23228	44,566
01/01/2017 to 12/31/2017	$14.23228	$16.20773	37,555
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85934	$11.44494	97,346
01/01/2011 to 12/31/2011	$11.44494	$9.51383	65,186
01/01/2012 to 12/31/2012	$9.51383	$9.63079	68,278
01/01/2013 to 12/31/2013	$9.63079	$10.85645	50,495
01/01/2014 to 12/31/2014	$10.85645	$9.71986	43,335
01/01/2015 to 12/31/2015	$9.71986	$7.66789	16,036
01/01/2016 to 12/31/2016	$7.66789	$9.33614	9,089
01/01/2017 to 12/31/2017	$9.33614	$10.06213	10,448
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97977	$10.28297	101,755
01/01/2011 to 12/31/2011	$10.28297	$10.46127	71,038
01/01/2012 to 12/31/2012	$10.46127	$10.75435	69,459
01/01/2013 to 12/31/2013	$10.75435	$10.11257	43,267
01/01/2014 to 12/31/2014	$10.11257	$9.93498	37,143
01/01/2015 to 12/31/2015	$9.93498	$9.25820	8,057
01/01/2016 to 12/31/2016	$9.25820	$9.43992	9,746
01/01/2017 to 12/31/2017	$9.43992	$9.41162	7,493

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98835	$11.46980	43,801
01/01/2011 to 12/31/2011	$11.46980	$10.81966	32,102
01/01/2012 to 12/31/2012	$10.81966	$12.51658	35,546
01/01/2013 to 12/31/2013	$12.51658	$16.19288	32,162
01/01/2014 to 12/31/2014	$16.19288	$18.18867	30,313
01/01/2015 to 12/31/2015	$18.18867	$16.59591	18,072
01/01/2016 to 12/31/2016	$16.59591	$18.48453	30,000
01/01/2017 to 12/31/2017	$18.48453	$21.40726	20,896
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99809	$8.79804	15,946
01/01/2012 to 12/31/2012	$8.79804	$9.54156	32,367
01/01/2013 to 12/31/2013	$9.54156	$11.23346	131,267
01/01/2014 to 12/31/2014	$11.23346	$11.57925	140,410
01/01/2015 to 12/31/2015	$11.57925	$11.24128	56,831
01/01/2016 to 12/31/2016	$11.24128	$11.69988	44,245
01/01/2017 to 12/31/2017	$11.69988	$12.98546	67,469
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99809	$10.37188	140,502
01/01/2011 to 12/31/2011	$10.37188	$10.74432	108,923
01/01/2012 to 12/31/2012	$10.74432	$11.32108	84,067
01/01/2013 to 12/31/2013	$11.32108	$10.89550	619,967
01/01/2014 to 12/31/2014	$10.89550	$11.41109	849,403
01/01/2015 to 12/31/2015	$11.41109	$11.28653	617,739
01/01/2016 to 12/31/2016	$11.28653	$11.59551	457,474
01/01/2017 to 12/31/2017	$11.59551	$12.04419	511,912
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97062	$10.61120	1,139,575
01/01/2011 to 12/31/2011	$10.61120	$10.19426	827,152
01/01/2012 to 09/21/2012	$10.19426	$11.36598	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96721	$10.74594	3,168,199
01/01/2011 to 12/31/2011	$10.74594	$10.19913	5,312,554
01/01/2012 to 12/31/2012	$10.19913	$11.19340	9,504,889
01/01/2013 to 12/31/2013	$11.19340	$12.00218	8,744,452
01/01/2014 to 12/31/2014	$12.00218	$12.14904	7,354,376
01/01/2015 to 12/31/2015	$12.14904	$11.46404	5,392,708
01/01/2016 to 12/31/2016	$11.46404	$11.88627	4,535,071
01/01/2017 to 12/31/2017	$11.88627	$13.04863	4,470,585
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97790	$10.85124	2,066,972
01/01/2011 to 12/31/2011	$10.85124	$10.59228	3,582,908
01/01/2012 to 12/31/2012	$10.59228	$11.73662	6,621,491
01/01/2013 to 12/31/2013	$11.73662	$13.33796	6,890,169
01/01/2014 to 12/31/2014	$13.33796	$13.79880	6,756,839
01/01/2015 to 12/31/2015	$13.79880	$13.56181	5,962,740
01/01/2016 to 12/31/2016	$13.56181	$14.16332	5,338,529
01/01/2017 to 12/31/2017	$14.16332	$16.14796	5,030,941
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00643	$10.74655	135,779
01/01/2011 to 12/31/2011	$10.74655	$10.85258	244,195
01/01/2012 to 05/04/2012	$10.85258	$11.75682	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98817	$10.70435	3,024,354
01/01/2011 to 12/31/2011	$10.70435	$10.31037	5,335,750
01/01/2012 to 12/31/2012	$10.31037	$11.30641	9,362,386
01/01/2013 to 12/31/2013	$11.30641	$12.96927	10,177,414
01/01/2014 to 12/31/2014	$12.96927	$13.46968	9,972,304
01/01/2015 to 12/31/2015	$13.46968	$13.19543	9,060,705
01/01/2016 to 12/31/2016	$13.19543	$13.67663	8,000,904
01/01/2017 to 12/31/2017	$13.67663	$15.32347	7,503,619
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99792	$9.11369	966,229
01/01/2012 to 12/31/2012	$9.11369	$9.94251	2,494,367
01/01/2013 to 12/31/2013	$9.94251	$10.74607	2,593,787
01/01/2014 to 12/31/2014	$10.74607	$10.99031	2,546,390
01/01/2015 to 12/31/2015	$10.99031	$10.39400	2,202,348
01/01/2016 to 12/31/2016	$10.39400	$10.84017	2,015,540
01/01/2017 to 12/31/2017	$10.84017	$11.90300	1,910,484
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99792	$10.43826	68,467
01/01/2014 to 12/31/2014	$10.43826	$10.54146	157,256
01/01/2015 to 12/31/2015	$10.54146	$10.30602	104,096
01/01/2016 to 12/31/2016	$10.30602	$10.68695	137,998
01/01/2017 to 04/28/2017	$10.68695	$11.03621	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00734	$10.03627	128,681
01/01/2011 to 12/31/2011	$10.03627	$10.00585	322,618
01/01/2012 to 12/31/2012	$10.00585	$10.21324	447,370
01/01/2013 to 12/31/2013	$10.21324	$9.74134	410,246
01/01/2014 to 12/31/2014	$9.74134	$9.48868	382,275
01/01/2015 to 12/31/2015	$9.48868	$9.29626	532,171
01/01/2016 to 12/31/2016	$9.29626	$9.21308	531,749
01/01/2017 to 12/31/2017	$9.21308	$9.13638	406,744
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00627	$10.30774	2,062,808
01/01/2011 to 12/31/2011	$10.30774	$10.36998	3,874,504
01/01/2012 to 12/31/2012	$10.36998	$11.05282	6,716,225
01/01/2013 to 12/31/2013	$11.05282	$10.57854	6,679,110
01/01/2014 to 12/31/2014	$10.57854	$10.75044	5,138,327
01/01/2015 to 12/31/2015	$10.75044	$10.26075	4,199,593
01/01/2016 to 12/31/2016	$10.26075	$10.42786	3,592,173
01/01/2017 to 12/31/2017	$10.42786	$10.61134	3,717,425
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97109	$10.51485	70,424
01/01/2011 to 12/31/2011	$10.51485	$9.65030	88,532
01/01/2012 to 12/31/2012	$9.65030	$10.65373	157,625
01/01/2013 to 12/31/2013	$10.65373	$13.65228	173,709
01/01/2014 to 12/31/2014	$13.65228	$14.67751	156,186
01/01/2015 to 12/31/2015	$14.67751	$13.62865	138,184
01/01/2016 to 12/31/2016	$13.62865	$15.11536	109,605
01/01/2017 to 04/28/2017	$15.11536	$15.61492	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97709	$10.78471	2,669,164
01/01/2011 to 12/31/2011	$10.78471	$10.26034	4,111,990
01/01/2012 to 12/31/2012	$10.26034	$11.37620	6,344,645
01/01/2013 to 12/31/2013	$11.37620	$13.60758	7,522,106
01/01/2014 to 12/31/2014	$13.60758	$14.19549	7,482,482
01/01/2015 to 12/31/2015	$14.19549	$13.91442	6,837,076
01/01/2016 to 12/31/2016	$13.91442	$14.49500	6,134,379
01/01/2017 to 12/31/2017	$14.49500	$16.66203	6,535,095
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99792	$11.57690	57,158
01/01/2014 to 12/31/2014	$11.57690	$12.82380	102,712
01/01/2015 to 12/31/2015	$12.82380	$12.05659	108,010
01/01/2016 to 12/31/2016	$12.05659	$13.50685	146,975
01/01/2017 to 12/31/2017	$13.50685	$15.59396	164,045
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95931	$11.73319	100,392
01/01/2011 to 12/31/2011	$11.73319	$12.19447	256,852
01/01/2012 to 12/31/2012	$12.19447	$13.71395	367,095
01/01/2013 to 12/31/2013	$13.71395	$13.79006	377,327
01/01/2014 to 12/31/2014	$13.79006	$17.60200	603,600
01/01/2015 to 12/31/2015	$17.60200	$17.99338	475,222
01/01/2016 to 12/31/2016	$17.99338	$18.38954	445,844
01/01/2017 to 12/31/2017	$18.38954	$19.05092	351,648

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99792	$9.63222	14,187
01/01/2014 to 12/31/2014	$9.63222	$9.87058	124,139
01/01/2015 to 12/31/2015	$9.87058	$9.61448	521,001
01/01/2016 to 12/31/2016	$9.61448	$9.80300	149,658
01/01/2017 to 04/28/2017	$9.80300	$9.97818	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.83272	690,375
01/01/2011 to 12/31/2011	$10.83272	$10.30128	1,454,048
01/01/2012 to 12/31/2012	$10.30128	$11.41283	2,907,257
01/01/2013 to 12/31/2013	$11.41283	$13.26673	3,254,037
01/01/2014 to 12/31/2014	$13.26673	$13.67489	3,082,831
01/01/2015 to 10/16/2015	$13.67489	$13.54762	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97540	$10.96577	1,470,856
01/01/2011 to 12/31/2011	$10.96577	$10.53126	2,478,770
01/01/2012 to 12/31/2012	$10.53126	$11.35951	4,366,099
01/01/2013 to 12/31/2013	$11.35951	$12.71041	4,479,296
01/01/2014 to 12/31/2014	$12.71041	$12.78317	4,086,762
01/01/2015 to 12/31/2015	$12.78317	$12.58700	3,634,742
01/01/2016 to 12/31/2016	$12.58700	$12.79505	3,120,856
01/01/2017 to 12/31/2017	$12.79505	$14.53116	3,029,595
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.68521	5,885,936
01/01/2013 to 12/31/2013	$10.68521	$12.96771	6,004,921
01/01/2014 to 12/31/2014	$12.96771	$13.04533	5,515,684
01/01/2015 to 10/16/2015	$13.04533	$12.41418	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99792	$10.75277	314,237
01/01/2014 to 12/31/2014	$10.75277	$10.75233	625,689
01/01/2015 to 10/16/2015	$10.75233	$10.19305	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96959	$11.49374	48,058
01/01/2011 to 12/31/2011	$11.49374	$10.64213	103,180
01/01/2012 to 12/31/2012	$10.64213	$13.15681	220,368
01/01/2013 to 12/31/2013	$13.15681	$13.38553	200,289
01/01/2014 to 12/31/2014	$13.38553	$14.86819	184,806
01/01/2015 to 12/31/2015	$14.86819	$14.48342	152,370
01/01/2016 to 12/31/2016	$14.48342	$14.24871	134,782
01/01/2017 to 12/31/2017	$14.24871	$15.40594	141,183
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01792	$10.73263	112,600
01/01/2011 to 12/31/2011	$10.73263	$10.05066	110,003
01/01/2012 to 12/31/2012	$10.05066	$11.73583	319,507
01/01/2013 to 12/31/2013	$11.73583	$14.84547	336,527
01/01/2014 to 02/07/2014	$14.84547	$14.59132	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99117	$10.71724	55,236
01/01/2011 to 12/31/2011	$10.71724	$9.87300	154,323
01/01/2012 to 12/31/2012	$9.87300	$11.51895	341,444
01/01/2013 to 12/31/2013	$11.51895	$14.99825	452,806
01/01/2014 to 12/31/2014	$14.99825	$16.54369	456,879
01/01/2015 to 12/31/2015	$16.54369	$15.38464	775,315
01/01/2016 to 12/31/2016	$15.38464	$16.73230	713,460
01/01/2017 to 12/31/2017	$16.73230	$17.90534	659,675

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01924	$11.36526	195,230
01/01/2011 to 12/31/2011	$11.36526	$10.75158	259,274
01/01/2012 to 12/31/2012	$10.75158	$12.53837	524,272
01/01/2013 to 12/31/2013	$12.53837	$16.16045	556,064
01/01/2014 to 12/31/2014	$16.16045	$17.57285	502,080
01/01/2015 to 12/31/2015	$17.57285	$16.15938	882,486
01/01/2016 to 12/31/2016	$16.15938	$16.01548	762,004
01/01/2017 to 12/31/2017	$16.01548	$19.84688	782,722
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98766	$10.65412	1,130,285
01/01/2011 to 12/31/2011	$10.65412	$10.33553	2,037,233
01/01/2012 to 12/31/2012	$10.33553	$11.09753	3,227,747
01/01/2013 to 12/31/2013	$11.09753	$11.88272	3,148,982
01/01/2014 to 12/31/2014	$11.88272	$12.05390	2,953,384
01/01/2015 to 12/31/2015	$12.05390	$11.64556	2,335,538
01/01/2016 to 12/31/2016	$11.64556	$11.95194	1,997,730
01/01/2017 to 12/31/2017	$11.95194	$13.08544	2,087,917
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96455	$11.43981	107,388
01/01/2011 to 12/31/2011	$11.43981	$11.29951	220,920
01/01/2012 to 12/31/2012	$11.29951	$12.74514	424,159
01/01/2013 to 12/31/2013	$12.74514	$17.24984	662,067
01/01/2014 to 12/31/2014	$17.24984	$18.02921	613,871
01/01/2015 to 12/31/2015	$18.02921	$16.61263	461,289
01/01/2016 to 12/31/2016	$16.61263	$20.13654	436,496
01/01/2017 to 12/31/2017	$20.13654	$22.02763	494,436
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99792	$9.79963	240,231
01/01/2011 to 12/31/2011	$9.79963	$9.55729	586,829
01/01/2012 to 12/31/2012	$9.55729	$9.31860	757,917
01/01/2013 to 12/31/2013	$9.31860	$9.08573	583,899
01/01/2014 to 12/31/2014	$9.08573	$8.85846	325,499
01/01/2015 to 12/31/2015	$8.85846	$8.63713	843,222
01/01/2016 to 12/31/2016	$8.63713	$8.42178	585,664
01/01/2017 to 12/31/2017	$8.42178	$8.23992	349,918
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98389	$10.71534	108,145
01/01/2011 to 12/31/2011	$10.71534	$10.77948	264,859
01/01/2012 to 12/31/2012	$10.77948	$11.96768	513,530
01/01/2013 to 12/31/2013	$11.96768	$12.50636	434,296
01/01/2014 to 12/31/2014	$12.50636	$12.50563	420,782
01/01/2015 to 12/31/2015	$12.50563	$11.75846	330,412
01/01/2016 to 12/31/2016	$11.75846	$13.23041	299,481
01/01/2017 to 12/31/2017	$13.23041	$13.86447	348,084
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98991	$10.57218	72,893
01/01/2011 to 12/31/2011	$10.57218	$9.87700	109,606
01/01/2012 to 12/31/2012	$9.87700	$11.25587	156,022
01/01/2013 to 12/31/2013	$11.25587	$15.34921	523,812
01/01/2014 to 12/31/2014	$15.34921	$17.02271	584,502
01/01/2015 to 12/31/2015	$17.02271	$15.29643	418,602
01/01/2016 to 12/31/2016	$15.29643	$17.88090	480,487
01/01/2017 to 12/31/2017	$17.88090	$20.78146	304,382

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92875	$11.20761	81,975
01/01/2011 to 12/31/2011	$11.20761	$9.51555	138,881
01/01/2012 to 12/31/2012	$9.51555	$11.16683	233,181
01/01/2013 to 12/31/2013	$11.16683	$12.96255	217,193
01/01/2014 to 12/31/2014	$12.96255	$11.94016	215,076
01/01/2015 to 12/31/2015	$11.94016	$12.00810	340,031
01/01/2016 to 12/31/2016	$12.00810	$11.26621	203,651
01/01/2017 to 12/31/2017	$11.26621	$14.87721	338,420
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92862	$10.74828	38,307
01/01/2011 to 12/31/2011	$10.74828	$9.16472	85,107
01/01/2012 to 12/31/2012	$9.16472	$10.42539	159,909
01/01/2013 to 12/31/2013	$10.42539	$12.14361	164,671
01/01/2014 to 12/31/2014	$12.14361	$11.04624	212,963
01/01/2015 to 12/31/2015	$11.04624	$10.85810	300,839
01/01/2016 to 12/31/2016	$10.85810	$10.64874	158,619
01/01/2017 to 12/31/2017	$10.64874	$12.75205	144,697
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00615	$10.55365	1,007
01/01/2011 to 12/31/2011	$10.55365	$11.57100	15,908,640
01/01/2012 to 12/31/2012	$11.57100	$12.34183	7,711,282
01/01/2013 to 12/31/2013	$12.34183	$11.65037	2,642,519
01/01/2014 to 12/31/2014	$11.65037	$12.12359	3,183,076
01/01/2015 to 12/31/2015	$12.12359	$11.95927	10,587,874
01/01/2016 to 12/31/2016	$11.95927	$12.15129	11,971,230
01/01/2017 to 12/31/2017	$12.15129	$12.35922	6,176,121
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97616	$10.82431	1,099,034
01/01/2011 to 12/31/2011	$10.82431	$10.49396	1,753,770
01/01/2012 to 12/31/2012	$10.49396	$11.62101	3,166,754
01/01/2013 to 12/31/2013	$11.62101	$13.17533	3,141,071
01/01/2014 to 12/31/2014	$13.17533	$13.66355	2,886,337
01/01/2015 to 12/31/2015	$13.66355	$13.18248	2,400,549
01/01/2016 to 12/31/2016	$13.18248	$13.52431	2,079,289
01/01/2017 to 12/31/2017	$13.52431	$15.42316	1,930,017
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92127	$10.51141	134,079
01/01/2011 to 12/31/2011	$10.51141	$9.31111	330,939
01/01/2012 to 12/31/2012	$9.31111	$11.06681	534,854
01/01/2013 to 12/31/2013	$11.06681	$12.44777	548,685
01/01/2014 to 12/31/2014	$12.44777	$11.36401	585,652
01/01/2015 to 12/31/2015	$11.36401	$10.77015	565,262
01/01/2016 to 12/31/2016	$10.77015	$10.70443	516,564
01/01/2017 to 12/31/2017	$10.70443	$13.53047	607,381
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.54131	879,198
01/01/2011 to 12/31/2011	$10.54131	$10.30219	1,765,156
01/01/2012 to 12/31/2012	$10.30219	$11.12096	2,822,011
01/01/2013 to 12/31/2013	$11.12096	$12.03924	2,793,284
01/01/2014 to 12/31/2014	$12.03924	$12.37791	2,437,026
01/01/2015 to 12/31/2015	$12.37791	$12.04646	2,161,945
01/01/2016 to 12/31/2016	$12.04646	$12.19688	1,877,967
01/01/2017 to 12/31/2017	$12.19688	$13.33685	1,712,818

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97077	$10.72925	54,303
01/01/2011 to 12/31/2011	$10.72925	$10.53068	168,059
01/01/2012 to 12/31/2012	$10.53068	$11.82624	281,543
01/01/2013 to 12/31/2013	$11.82624	$15.73866	217,920
01/01/2014 to 12/31/2014	$15.73866	$16.80365	239,994
01/01/2015 to 12/31/2015	$16.80365	$18.12590	292,725
01/01/2016 to 12/31/2016	$18.12590	$17.41498	206,734
01/01/2017 to 12/31/2017	$17.41498	$23.06508	221,746
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99202	$11.25614	129,101
01/01/2011 to 12/31/2011	$11.25614	$10.87497	316,763
01/01/2012 to 12/31/2012	$10.87497	$11.90320	378,125
01/01/2013 to 12/31/2013	$11.90320	$15.85476	401,355
01/01/2014 to 12/31/2014	$15.85476	$17.09549	685,620
01/01/2015 to 12/31/2015	$17.09549	$18.34687	499,398
01/01/2016 to 12/31/2016	$18.34687	$18.88688	456,276
01/01/2017 to 12/31/2017	$18.88688	$24.49158	424,909
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98810	$10.77417	54,540
01/01/2011 to 12/31/2011	$10.77417	$11.57384	386,128
01/01/2012 to 12/31/2012	$11.57384	$11.95312	912,246
01/01/2013 to 12/31/2013	$11.95312	$11.42123	802,561
01/01/2014 to 12/31/2014	$11.42123	$11.84718	949,799
01/01/2015 to 12/31/2015	$11.84718	$11.48349	1,196,130
01/01/2016 to 12/31/2016	$11.48349	$11.48848	1,030,134
01/01/2017 to 12/31/2017	$11.48848	$11.57767	1,018,875
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98705	$10.84729	96,989
01/01/2011 to 12/31/2011	$10.84729	$10.24521	168,277
01/01/2012 to 12/31/2012	$10.24521	$12.29404	399,337
01/01/2013 to 12/31/2013	$12.29404	$15.29930	464,100
01/01/2014 to 12/31/2014	$15.29930	$15.45829	465,717
01/01/2015 to 12/31/2015	$15.45829	$14.85104	368,331
01/01/2016 to 12/31/2016	$14.85104	$15.51055	295,253
01/01/2017 to 12/31/2017	$15.51055	$18.72956	411,802
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.82301	31,955
01/01/2011 to 12/31/2011	$10.82301	$10.49012	115,760
01/01/2012 to 12/31/2012	$10.49012	$11.97482	171,328
01/01/2013 to 12/31/2013	$11.97482	$15.96126	232,862
01/01/2014 to 12/31/2014	$15.96126	$16.91772	233,223
01/01/2015 to 12/31/2015	$16.91772	$17.68727	188,412
01/01/2016 to 12/31/2016	$17.68727	$17.57573	190,402
01/01/2017 to 12/31/2017	$17.57573	$22.40030	184,392
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99793	$10.16395	0
01/01/2013 to 12/31/2013	$10.16395	$13.32938	37,191
01/01/2014 to 12/31/2014	$13.32938	$14.32398	78,085
01/01/2015 to 12/31/2015	$14.32398	$13.86493	75,844
01/01/2016 to 12/31/2016	$13.86493	$15.33684	191,733
01/01/2017 to 12/31/2017	$15.33684	$17.54764	319,073

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02783	$10.05571	15,306
01/01/2012 to 12/31/2012	$10.05571	$10.28161	160,475
01/01/2013 to 12/31/2013	$10.28161	$9.74048	154,361
01/01/2014 to 12/31/2014	$9.74048	$9.98618	220,370
01/01/2015 to 10/16/2015	$9.98618	$9.89108	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95821	$11.87131	103,932
01/01/2011 to 12/31/2011	$11.87131	$11.77017	315,116
01/01/2012 to 12/31/2012	$11.77017	$12.89647	376,767
01/01/2013 to 12/31/2013	$12.89647	$16.67473	394,856
01/01/2014 to 12/31/2014	$16.67473	$17.54855	415,955
01/01/2015 to 10/16/2015	$17.54855	$17.87182	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97234	$11.37708	37,293
01/01/2011 to 04/29/2011	$11.37708	$12.72515	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99047	$11.18481	96,389
01/01/2011 to 12/31/2011	$11.18481	$10.63473	298,251
01/01/2012 to 12/31/2012	$10.63473	$12.14433	265,267
01/01/2013 to 12/31/2013	$12.14433	$16.81500	621,907
01/01/2014 to 12/31/2014	$16.81500	$18.73099	590,795
01/01/2015 to 12/31/2015	$18.73099	$17.23317	443,344
01/01/2016 to 12/31/2016	$17.23317	$19.86667	543,500
01/01/2017 to 12/31/2017	$19.86667	$22.04256	520,141
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26319	564,367
01/01/2013 to 12/31/2013	$10.26319	$11.89948	719,958
01/01/2014 to 12/31/2014	$11.89948	$12.19819	686,963
01/01/2015 to 12/31/2015	$12.19819	$11.74560	569,513
01/01/2016 to 12/31/2016	$11.74560	$11.94767	653,039
01/01/2017 to 12/31/2017	$11.94767	$13.57111	487,170
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93840	$11.62364	303,179
01/01/2011 to 12/31/2011	$11.62364	$9.03588	458,778
01/01/2012 to 12/31/2012	$9.03588	$10.38913	720,023
01/01/2013 to 12/31/2013	$10.38913	$10.15199	863,127
01/01/2014 to 12/31/2014	$10.15199	$9.43461	851,629
01/01/2015 to 12/31/2015	$9.43461	$7.65987	776,558
01/01/2016 to 12/31/2016	$7.65987	$8.39206	679,600
01/01/2017 to 12/31/2017	$8.39206	$10.34127	758,590
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98889	$10.55026	2,668,235
01/01/2011 to 12/31/2011	$10.55026	$10.38942	4,855,447
01/01/2012 to 12/31/2012	$10.38942	$11.18009	8,340,103
01/01/2013 to 12/31/2013	$11.18009	$11.90484	7,654,972
01/01/2014 to 12/31/2014	$11.90484	$12.27757	6,881,597
01/01/2015 to 12/31/2015	$12.27757	$11.98782	6,169,417
01/01/2016 to 12/31/2016	$11.98782	$12.33470	5,611,926
01/01/2017 to 12/31/2017	$12.33470	$13.24560	4,892,470

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01784	$10.05559	19,683
01/01/2012 to 12/31/2012	$10.05559	$10.50075	311,041
01/01/2013 to 12/31/2013	$10.50075	$10.00148	449,635
01/01/2014 to 12/31/2014	$10.00148	$10.34246	811,754
01/01/2015 to 12/31/2015	$10.34246	$10.05680	723,761
01/01/2016 to 12/31/2016	$10.05680	$10.21869	749,903
01/01/2017 to 12/31/2017	$10.21869	$10.52891	751,726
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96291	$11.45760	2,280,343
01/01/2011 to 12/31/2011	$11.45760	$10.47734	3,316,610
01/01/2012 to 12/31/2012	$10.47734	$11.53488	6,115,347
01/01/2013 to 12/31/2013	$11.53488	$13.16135	5,761,446
01/01/2014 to 12/31/2014	$13.16135	$14.01260	5,562,609
01/01/2015 to 12/31/2015	$14.01260	$13.57860	8,582,854
01/01/2016 to 12/31/2016	$13.57860	$14.57635	7,737,545
01/01/2017 to 12/31/2017	$14.57635	$16.50083	12,804,530
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.84290	15,460
01/01/2011 to 12/31/2011	$10.84290	$10.93775	64,604
01/01/2012 to 12/31/2012	$10.93775	$12.66921	265,690
01/01/2013 to 12/31/2013	$12.66921	$16.35823	271,283
01/01/2014 to 12/31/2014	$16.35823	$18.69470	487,611
01/01/2015 to 12/31/2015	$18.69470	$18.78858	463,547
01/01/2016 to 12/31/2016	$18.78858	$21.03980	475,705
01/01/2017 to 12/31/2017	$21.03980	$25.08026	440,283
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.84823	0
01/01/2012 to 12/31/2012	$8.84823	$9.76175	0
01/01/2013 to 12/31/2013	$9.76175	$11.64951	0
01/01/2014 to 12/31/2014	$11.64951	$12.09669	0
01/01/2015 to 12/31/2015	$12.09669	$11.81207	0
01/01/2016 to 12/31/2016	$11.81207	$12.24562	0
01/01/2017 to 12/31/2017	$12.24562	$14.11222	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98698	$10.73807	1,632,839
01/01/2011 to 12/31/2011	$10.73807	$10.27988	2,395,603
01/01/2012 to 12/31/2012	$10.27988	$11.05307	4,438,065
01/01/2013 to 12/31/2013	$11.05307	$12.11739	4,314,013
01/01/2014 to 12/31/2014	$12.11739	$12.42163	3,877,404
01/01/2015 to 12/31/2015	$12.42163	$12.09103	3,604,220
01/01/2016 to 12/31/2016	$12.09103	$12.35706	3,001,385
01/01/2017 to 12/31/2017	$12.35706	$14.00487	2,932,929
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97717	$10.92450	1,403,633
01/01/2011 to 12/31/2011	$10.92450	$10.39736	2,301,703
01/01/2012 to 12/31/2012	$10.39736	$11.74912	4,674,202
01/01/2013 to 12/31/2013	$11.74912	$13.52431	4,966,681
01/01/2014 to 12/31/2014	$13.52431	$13.90258	4,842,836
01/01/2015 to 12/31/2015	$13.90258	$13.48155	7,407,420
01/01/2016 to 12/31/2016	$13.48155	$14.04157	6,139,926
01/01/2017 to 04/28/2017	$14.04157	$14.56501	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98180	$10.71725	2,603,851
01/01/2011 to 12/31/2011	$10.71725	$10.09644	3,899,550
01/01/2012 to 12/31/2012	$10.09644	$10.94004	5,321,614
01/01/2013 to 12/31/2013	$10.94004	$12.20262	5,309,739
01/01/2014 to 12/31/2014	$12.20262	$12.25874	4,598,981
01/01/2015 to 10/16/2015	$12.25874	$11.84177	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97125	$12.10376	37,664
01/01/2011 to 12/31/2011	$12.10376	$10.25411	140,281
01/01/2012 to 12/31/2012	$10.25411	$12.00427	318,939
01/01/2013 to 12/31/2013	$12.00427	$16.48121	235,163
01/01/2014 to 12/31/2014	$16.48121	$16.86315	230,256
01/01/2015 to 12/31/2015	$16.86315	$16.66101	172,126
01/01/2016 to 12/31/2016	$16.66101	$17.49620	146,936
01/01/2017 to 12/31/2017	$17.49620	$21.78408	174,892
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96030	$12.56192	110,444
01/01/2011 to 12/31/2011	$12.56192	$12.12839	323,627
01/01/2012 to 12/31/2012	$12.12839	$13.26441	355,869
01/01/2013 to 12/31/2013	$13.26441	$17.48199	647,295
01/01/2014 to 12/31/2014	$17.48199	$17.69586	541,704
01/01/2015 to 12/31/2015	$17.69586	$17.38903	444,809
01/01/2016 to 12/31/2016	$17.38903	$19.00296	419,626
01/01/2017 to 12/31/2017	$19.00296	$22.96069	407,211
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96373	$11.41655	40,394
01/01/2011 to 12/31/2011	$11.41655	$10.46622	112,477
01/01/2012 to 12/31/2012	$10.46622	$12.05733	166,300
01/01/2013 to 12/31/2013	$12.05733	$16.15306	271,808
01/01/2014 to 12/31/2014	$16.15306	$16.57896	162,904
01/01/2015 to 12/31/2015	$16.57896	$15.46770	118,963
01/01/2016 to 12/31/2016	$15.46770	$19.48657	177,320
01/01/2017 to 12/31/2017	$19.48657	$20.39669	127,873
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99161	$10.64584	2,349,384
01/01/2011 to 12/31/2011	$10.64584	$10.58599	3,968,019
01/01/2012 to 12/31/2012	$10.58599	$11.71392	7,704,265
01/01/2013 to 12/31/2013	$11.71392	$13.34375	8,319,543
01/01/2014 to 12/31/2014	$13.34375	$13.77513	8,089,554
01/01/2015 to 12/31/2015	$13.77513	$13.43633	10,254,427
01/01/2016 to 12/31/2016	$13.43633	$14.08960	9,387,809
01/01/2017 to 12/31/2017	$14.08960	$15.85514	8,831,120
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98526	$10.49179	28,779
01/01/2011 to 12/31/2011	$10.49179	$10.06229	87,008
01/01/2012 to 12/31/2012	$10.06229	$11.50277	268,434
01/01/2013 to 12/31/2013	$11.50277	$14.54461	583,721
01/01/2014 to 12/31/2014	$14.54461	$15.23998	498,130
01/01/2015 to 10/16/2015	$15.23998	$14.03233	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97050	$11.08797	144,407
01/01/2011 to 12/31/2011	$11.08797	$10.62798	371,711
01/01/2012 to 12/31/2012	$10.62798	$12.18387	838,350
01/01/2013 to 12/31/2013	$12.18387	$17.10953	870,186
01/01/2014 to 12/31/2014	$17.10953	$18.07396	791,131
01/01/2015 to 12/31/2015	$18.07396	$19.31091	773,893
01/01/2016 to 12/31/2016	$19.31091	$19.33748	669,179
01/01/2017 to 12/31/2017	$19.33748	$25.99912	697,092
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98553	$10.62126	14,486
01/01/2011 to 12/31/2011	$10.62126	$10.30521	117,354
01/01/2012 to 12/31/2012	$10.30521	$11.39368	377,669
01/01/2013 to 12/31/2013	$11.39368	$14.95594	370,065
01/01/2014 to 12/31/2014	$14.95594	$14.80918	330,644
01/01/2015 to 12/31/2015	$14.80918	$13.56332	242,304
01/01/2016 to 12/31/2016	$13.56332	$14.03556	189,108
01/01/2017 to 12/31/2017	$14.03556	$15.95106	193,833
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85917	$11.42614	237,518
01/01/2011 to 12/31/2011	$11.42614	$9.47881	559,568
01/01/2012 to 12/31/2012	$9.47881	$9.57572	871,186
01/01/2013 to 12/31/2013	$9.57572	$10.77234	769,004
01/01/2014 to 12/31/2014	$10.77234	$9.62468	732,898
01/01/2015 to 12/31/2015	$9.62468	$7.57724	701,589
01/01/2016 to 12/31/2016	$7.57724	$9.20700	650,905
01/01/2017 to 12/31/2017	$9.20700	$9.90272	633,411
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97960	$10.26595	77,418
01/01/2011 to 12/31/2011	$10.26595	$10.42256	272,736
01/01/2012 to 12/31/2012	$10.42256	$10.69263	459,684
01/01/2013 to 12/31/2013	$10.69263	$10.03405	360,864
01/01/2014 to 12/31/2014	$10.03405	$9.83760	352,268
01/01/2015 to 12/31/2015	$9.83760	$9.14872	287,105
01/01/2016 to 12/31/2016	$9.14872	$9.30921	259,175
01/01/2017 to 12/31/2017	$9.30921	$9.26233	277,938
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98818	$11.45094	46,249
01/01/2011 to 12/31/2011	$11.45094	$10.77975	122,194
01/01/2012 to 12/31/2012	$10.77975	$12.44481	251,561
01/01/2013 to 12/31/2013	$12.44481	$16.06699	309,229
01/01/2014 to 12/31/2014	$16.06699	$18.01039	262,234
01/01/2015 to 12/31/2015	$18.01039	$16.39963	230,326
01/01/2016 to 12/31/2016	$16.39963	$18.22868	188,212
01/01/2017 to 12/31/2017	$18.22868	$21.06796	186,182
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.78594	713,280
01/01/2012 to 12/31/2012	$8.78594	$9.50885	2,477,519
01/01/2013 to 12/31/2013	$9.50885	$11.17208	2,937,880
01/01/2014 to 12/31/2014	$11.17208	$11.49238	2,937,706
01/01/2015 to 12/31/2015	$11.49238	$11.13413	2,761,927
01/01/2016 to 12/31/2016	$11.13413	$11.56475	2,278,343
01/01/2017 to 12/31/2017	$11.56475	$12.80941	2,060,147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99792	$10.35469	401,854
01/01/2011 to 12/31/2011	$10.35469	$10.70460	851,190
01/01/2012 to 12/31/2012	$10.70460	$11.25615	1,451,867
01/01/2013 to 12/31/2013	$11.25615	$10.81090	1,500,107
01/01/2014 to 12/31/2014	$10.81090	$11.29933	1,950,928
01/01/2015 to 12/31/2015	$11.29933	$11.15303	1,690,150
01/01/2016 to 12/31/2016	$11.15303	$11.43490	1,746,600
01/01/2017 to 12/31/2017	$11.43490	$11.85314	2,108,184
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97045	$10.59386	2,086,116
01/01/2011 to 12/31/2011	$10.59386	$10.15692	3,513,356
01/01/2012 to 09/21/2012	$10.15692	$11.30762	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT L SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.70%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96704	$10.72802	170,769
01/01/2011 to 12/31/2011	$10.72802	$10.16130	80,163
01/01/2012 to 12/31/2012	$10.16130	$11.12891	71,250
01/01/2013 to 12/31/2013	$11.12891	$11.90837	48,443
01/01/2014 to 12/31/2014	$11.90837	$12.02921	36,354
01/01/2015 to 12/31/2015	$12.02921	$11.32759	15,050
01/01/2016 to 12/31/2016	$11.32759	$11.72082	12,197
01/01/2017 to 12/31/2017	$11.72082	$12.84061	14,269
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97773	$10.83318	196,565
01/01/2011 to 12/31/2011	$10.83318	$10.55300	97,519
01/01/2012 to 12/31/2012	$10.55300	$11.66908	83,040
01/01/2013 to 12/31/2013	$11.66908	$13.23395	76,665
01/01/2014 to 12/31/2014	$13.23395	$13.66311	79,086
01/01/2015 to 12/31/2015	$13.66311	$13.40099	53,358
01/01/2016 to 12/31/2016	$13.40099	$13.96682	39,533
01/01/2017 to 12/31/2017	$13.96682	$15.89119	47,164
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00626	$10.72883	1,559
01/01/2011 to 12/31/2011	$10.72883	$10.81250	487
01/01/2012 to 05/04/2012	$10.81250	$11.70512	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98800	$10.68666	209,022
01/01/2011 to 12/31/2011	$10.68666	$10.27226	133,796
01/01/2012 to 12/31/2012	$10.27226	$11.24135	109,294
01/01/2013 to 12/31/2013	$11.24135	$12.86823	82,660
01/01/2014 to 12/31/2014	$12.86823	$13.33735	79,827
01/01/2015 to 12/31/2015	$13.33735	$13.03902	48,953
01/01/2016 to 12/31/2016	$13.03902	$13.48695	38,533
01/01/2017 to 12/31/2017	$13.48695	$15.08000	41,955
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99775	$9.10110	939
01/01/2012 to 12/31/2012	$9.10110	$9.90840	732
01/01/2013 to 12/31/2013	$9.90840	$10.68726	14,176
01/01/2014 to 12/31/2014	$10.68726	$10.90769	7,846
01/01/2015 to 12/31/2015	$10.90769	$10.29469	3,465
01/01/2016 to 12/31/2016	$10.29469	$10.71466	3,772
01/01/2017 to 12/31/2017	$10.71466	$11.74110	2,649
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99775	$10.42366	55
01/01/2014 to 12/31/2014	$10.42366	$10.50520	176
01/01/2015 to 12/31/2015	$10.50520	$10.24948	6,487
01/01/2016 to 12/31/2016	$10.24948	$10.60648	6,210
01/01/2017 to 04/28/2017	$10.60648	$10.94581	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00718	$10.01971	1,873
01/01/2011 to 12/31/2011	$10.01971	$9.96892	1,154
01/01/2012 to 12/31/2012	$9.96892	$10.15469	744
01/01/2013 to 12/31/2013	$10.15469	$9.66568	189
01/01/2014 to 12/31/2014	$9.66568	$9.39565	216
01/01/2015 to 12/31/2015	$9.39565	$9.18614	417
01/01/2016 to 12/31/2016	$9.18614	$9.08486	75
01/01/2017 to 12/31/2017	$9.08486	$8.99102	226
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00610	$10.29072	186,153
01/01/2011 to 12/31/2011	$10.29072	$10.33172	105,236
01/01/2012 to 12/31/2012	$10.33172	$10.98946	85,338
01/01/2013 to 12/31/2013	$10.98946	$10.49630	36,550
01/01/2014 to 12/31/2014	$10.49630	$10.64502	43,802
01/01/2015 to 12/31/2015	$10.64502	$10.13924	41,608
01/01/2016 to 12/31/2016	$10.13924	$10.28333	30,236
01/01/2017 to 12/31/2017	$10.28333	$10.44282	40,159
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99775	$10.52124	28,782
01/01/2011 to 12/31/2011	$10.52124	$11.40570	637,381
01/01/2012 to 12/31/2012	$11.40570	$11.66528	670,568
01/01/2013 to 12/31/2013	$11.66528	$11.11669	504,810
01/01/2014 to 12/31/2014	$11.11669	$10.97106	478,530
01/01/2015 to 12/31/2015	$10.97106	$10.69260	447,192
01/01/2016 to 12/31/2016	$10.69260	$10.52517	458,597
01/01/2017 to 12/31/2017	$10.52517	$10.31704	3,748
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00645	$10.56381	0
01/01/2011 to 12/31/2011	$10.56381	$11.67506	349,445
01/01/2012 to 12/31/2012	$11.67506	$12.00863	398,872
01/01/2013 to 12/31/2013	$12.00863	$11.31717	390,457
01/01/2014 to 12/31/2014	$11.31717	$11.30480	312,886
01/01/2015 to 12/31/2015	$11.30480	$11.08871	314,312
01/01/2016 to 12/31/2016	$11.08871	$10.96365	279,337
01/01/2017 to 12/31/2017	$10.96365	$10.74432	519,553
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99775	$10.56667	0
01/01/2011 to 12/31/2011	$10.56667	$11.92426	0
01/01/2012 to 12/31/2012	$11.92426	$12.28151	80,360
01/01/2013 to 12/31/2013	$12.28151	$11.37247	118,755
01/01/2014 to 12/31/2014	$11.37247	$11.53734	117,812
01/01/2015 to 12/31/2015	$11.53734	$11.34608	116,963
01/01/2016 to 12/31/2016	$11.34608	$11.20016	117,431
01/01/2017 to 12/31/2017	$11.20016	$10.98125	107,091
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00857	$10.59733	0
01/01/2011 to 12/31/2011	$10.59733	$12.23769	59
01/01/2012 to 12/31/2012	$12.23769	$12.65914	0
01/01/2013 to 12/31/2013	$12.65914	$11.51481	77,987
01/01/2014 to 12/31/2014	$11.51481	$11.89403	66,596
01/01/2015 to 12/31/2015	$11.89403	$11.74954	76,394
01/01/2016 to 12/31/2016	$11.74954	$11.65672	66,047
01/01/2017 to 12/31/2017	$11.65672	$11.44323	37,123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00751	$10.69820	0
01/01/2011 to 12/31/2011	$10.69820	$12.52320	368,195
01/01/2012 to 12/31/2012	$12.52320	$13.01240	393,962
01/01/2013 to 12/31/2013	$13.01240	$11.77459	234,197
01/01/2014 to 12/31/2014	$11.77459	$12.33666	266,546
01/01/2015 to 12/31/2015	$12.33666	$12.21762	274,635
01/01/2016 to 12/31/2016	$12.21762	$12.13025	272,765
01/01/2017 to 12/31/2017	$12.13025	$11.99013	193,234
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99775	$11.91076	58,451
01/01/2012 to 12/31/2012	$11.91076	$12.26620	96,824
01/01/2013 to 12/31/2013	$12.26620	$10.77189	74,429
01/01/2014 to 12/31/2014	$10.77189	$11.56789	70,516
01/01/2015 to 12/31/2015	$11.56789	$11.49155	82,762
01/01/2016 to 12/31/2016	$11.49155	$11.38620	93,781
01/01/2017 to 12/31/2017	$11.38620	$11.25340	70,147
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99701	$10.30344	5,022
01/01/2013 to 12/31/2013	$10.30344	$9.00269	367,104
01/01/2014 to 12/31/2014	$9.00269	$9.86507	188,268
01/01/2015 to 12/31/2015	$9.86507	$9.85866	21,882
01/01/2016 to 12/31/2016	$9.85866	$9.77641	1,358
01/01/2017 to 12/31/2017	$9.77641	$9.67449	1,408
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99850	$8.66918	49,182
01/01/2014 to 12/31/2014	$8.66918	$9.66595	45,381
01/01/2015 to 12/31/2015	$9.66595	$9.67214	924
01/01/2016 to 12/31/2016	$9.67214	$9.59096	0
01/01/2017 to 12/31/2017	$9.59096	$9.48967	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99850	$11.19944	25,998
01/01/2015 to 12/31/2015	$11.19944	$11.11490	247,405
01/01/2016 to 12/31/2016	$11.11490	$11.08281	53,689
01/01/2017 to 12/31/2017	$11.08281	$10.98160	40,568
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99850	$9.84675	694
01/01/2016 to 12/31/2016	$9.84675	$9.78047	186,643
01/01/2017 to 12/31/2017	$9.78047	$9.74751	148,218
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99701	$9.78915	107,450
01/01/2017 to 12/31/2017	$9.78915	$9.78123	71,447
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99700	$9.94490	8,552
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97092	$10.49745	1,268
01/01/2011 to 12/31/2011	$10.49745	$9.61464	591
01/01/2012 to 12/31/2012	$9.61464	$10.59248	696
01/01/2013 to 12/31/2013	$10.59248	$13.54604	312
01/01/2014 to 12/31/2014	$13.54604	$14.53337	216
01/01/2015 to 12/31/2015	$14.53337	$13.46710	55
01/01/2016 to 12/31/2016	$13.46710	$14.90556	46
01/01/2017 to 04/28/2017	$14.90556	$15.38788	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97692	$10.76684	214,272
01/01/2011 to 12/31/2011	$10.76684	$10.22230	112,785
01/01/2012 to 12/31/2012	$10.22230	$11.31077	94,667
01/01/2013 to 12/31/2013	$11.31077	$13.50152	94,221
01/01/2014 to 12/31/2014	$13.50152	$14.05587	90,459
01/01/2015 to 12/31/2015	$14.05587	$13.74926	89,796
01/01/2016 to 12/31/2016	$13.74926	$14.29352	64,650
01/01/2017 to 12/31/2017	$14.29352	$16.39699	79,837
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99775	$11.55659	0
01/01/2014 to 12/31/2014	$11.55659	$12.77488	0
01/01/2015 to 12/31/2015	$12.77488	$11.98596	0
01/01/2016 to 12/31/2016	$11.98596	$13.40026	33
01/01/2017 to 12/31/2017	$13.40026	$15.43941	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95914	$11.71378	10,696
01/01/2011 to 12/31/2011	$11.71378	$12.14917	3,876
01/01/2012 to 12/31/2012	$12.14917	$13.63494	3,750
01/01/2013 to 12/31/2013	$13.63494	$13.68240	1,822
01/01/2014 to 12/31/2014	$13.68240	$17.42880	1,356
01/01/2015 to 12/31/2015	$17.42880	$17.77975	682
01/01/2016 to 12/31/2016	$17.77975	$18.13409	481
01/01/2017 to 12/31/2017	$18.13409	$18.74797	959
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99775	$9.61865	0
01/01/2014 to 12/31/2014	$9.61865	$9.83655	0
01/01/2015 to 12/31/2015	$9.83655	$9.56169	0
01/01/2016 to 12/31/2016	$9.56169	$9.72927	0
01/01/2017 to 04/28/2017	$9.72927	$9.89650	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.81480	49,528
01/01/2011 to 12/31/2011	$10.81480	$10.26312	34,198
01/01/2012 to 12/31/2012	$10.26312	$11.34720	31,390
01/01/2013 to 12/31/2013	$11.34720	$13.16349	43,190
01/01/2014 to 12/31/2014	$13.16349	$13.54056	30,263
01/01/2015 to 10/16/2015	$13.54056	$13.39273	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97523	$10.94766	125,711
01/01/2011 to 12/31/2011	$10.94766	$10.49225	67,404
01/01/2012 to 12/31/2012	$10.49225	$11.29416	60,079
01/01/2013 to 12/31/2013	$11.29416	$12.61143	33,142
01/01/2014 to 12/31/2014	$12.61143	$12.65766	37,334
01/01/2015 to 12/31/2015	$12.65766	$12.43791	25,644
01/01/2016 to 12/31/2016	$12.43791	$12.61768	15,730
01/01/2017 to 12/31/2017	$12.61768	$14.30042	18,090
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99776	$10.67031	74,734
01/01/2013 to 12/31/2013	$10.67031	$12.92304	46,890
01/01/2014 to 12/31/2014	$12.92304	$12.97365	51,699
01/01/2015 to 10/16/2015	$12.97365	$12.32585	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99775	$10.73768	393
01/01/2014 to 12/31/2014	$10.73768	$10.71520	2,057
01/01/2015 to 10/16/2015	$10.71520	$10.14129	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96942	$11.47469	5,561
01/01/2011 to 12/31/2011	$11.47469	$10.60270	1,950
01/01/2012 to 12/31/2012	$10.60270	$13.08119	1,698
01/01/2013 to 12/31/2013	$13.08119	$13.28131	301
01/01/2014 to 12/31/2014	$13.28131	$14.72209	522
01/01/2015 to 12/31/2015	$14.72209	$14.31166	234
01/01/2016 to 12/31/2016	$14.31166	$14.05091	163
01/01/2017 to 12/31/2017	$14.05091	$15.16104	259
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01775	$10.71494	5,368
01/01/2011 to 12/31/2011	$10.71494	$10.01355	1,368
01/01/2012 to 12/31/2012	$10.01355	$11.66838	1,596
01/01/2013 to 12/31/2013	$11.66838	$14.72985	300
01/01/2014 to 02/07/2014	$14.72985	$14.47458	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99100	$10.69949	3,443
01/01/2011 to 12/31/2011	$10.69949	$9.83638	1,782
01/01/2012 to 12/31/2012	$9.83638	$11.45267	2,552
01/01/2013 to 12/31/2013	$11.45267	$14.88140	210
01/01/2014 to 12/31/2014	$14.88140	$16.38114	209
01/01/2015 to 12/31/2015	$16.38114	$15.20214	4,478
01/01/2016 to 12/31/2016	$15.20214	$16.50006	902
01/01/2017 to 12/31/2017	$16.50006	$17.62075	996
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01907	$11.34646	9,036
01/01/2011 to 12/31/2011	$11.34646	$10.71178	3,866
01/01/2012 to 12/31/2012	$10.71178	$12.46639	3,935
01/01/2013 to 12/31/2013	$12.46639	$16.03477	935
01/01/2014 to 12/31/2014	$16.03477	$17.40029	896
01/01/2015 to 12/31/2015	$17.40029	$15.96783	1,517
01/01/2016 to 12/31/2016	$15.96783	$15.79319	1,052
01/01/2017 to 12/31/2017	$15.79319	$19.53154	2,394
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98749	$10.63651	72,494
01/01/2011 to 12/31/2011	$10.63651	$10.29738	48,274
01/01/2012 to 12/31/2012	$10.29738	$11.03380	42,560
01/01/2013 to 12/31/2013	$11.03380	$11.79030	35,843
01/01/2014 to 12/31/2014	$11.79030	$11.93560	36,608
01/01/2015 to 12/31/2015	$11.93560	$11.50768	24,215
01/01/2016 to 12/31/2016	$11.50768	$11.78628	19,151
01/01/2017 to 12/31/2017	$11.78628	$12.87764	14,236
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96438	$11.42102	12,437
01/01/2011 to 12/31/2011	$11.42102	$11.25787	5,011
01/01/2012 to 12/31/2012	$11.25787	$12.67206	2,795
01/01/2013 to 12/31/2013	$12.67206	$17.11573	2,644
01/01/2014 to 12/31/2014	$17.11573	$17.85232	2,864
01/01/2015 to 12/31/2015	$17.85232	$16.41583	2,259
01/01/2016 to 12/31/2016	$16.41583	$19.85737	1,926
01/01/2017 to 12/31/2017	$19.85737	$21.67779	2,291

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99776	$9.78359	8,153
01/01/2011 to 12/31/2011	$9.78359	$9.52209	3,391
01/01/2012 to 12/31/2012	$9.52209	$9.26522	1,696
01/01/2013 to 12/31/2013	$9.26522	$9.01512	1,766
01/01/2014 to 12/31/2014	$9.01512	$8.77178	2,020
01/01/2015 to 12/31/2015	$8.77178	$8.53500	394
01/01/2016 to 12/31/2016	$8.53500	$8.30517	217
01/01/2017 to 12/31/2017	$8.30517	$8.10913	212
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98373	$10.69768	7,053
01/01/2011 to 12/31/2011	$10.69768	$10.73964	4,175
01/01/2012 to 12/31/2012	$10.73964	$11.89904	3,980
01/01/2013 to 12/31/2013	$11.89904	$12.40911	1,155
01/01/2014 to 12/31/2014	$12.40911	$12.38295	1,415
01/01/2015 to 12/31/2015	$12.38295	$11.61910	533
01/01/2016 to 12/31/2016	$11.61910	$13.04691	738
01/01/2017 to 12/31/2017	$13.04691	$13.64411	792
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98974	$10.55472	0
01/01/2011 to 12/31/2011	$10.55472	$9.84054	5
01/01/2012 to 12/31/2012	$9.84054	$11.19120	653
01/01/2013 to 12/31/2013	$11.19120	$15.22967	673
01/01/2014 to 12/31/2014	$15.22967	$16.85551	1,303
01/01/2015 to 12/31/2015	$16.85551	$15.11514	4,333
01/01/2016 to 12/31/2016	$15.11514	$17.63294	686
01/01/2017 to 12/31/2017	$17.63294	$20.45138	754
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92858	$11.18912	2,179
01/01/2011 to 12/31/2011	$11.18912	$9.48026	1,444
01/01/2012 to 12/31/2012	$9.48026	$11.10255	954
01/01/2013 to 12/31/2013	$11.10255	$12.86148	229
01/01/2014 to 12/31/2014	$12.86148	$11.82273	169
01/01/2015 to 12/31/2015	$11.82273	$11.86570	534
01/01/2016 to 12/31/2016	$11.86570	$11.10976	133
01/01/2017 to 12/31/2017	$11.10976	$14.64060	176
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92845	$10.73053	5,116
01/01/2011 to 12/31/2011	$10.73053	$9.13080	1,473
01/01/2012 to 12/31/2012	$9.13080	$10.36547	1,330
01/01/2013 to 12/31/2013	$10.36547	$12.04897	273
01/01/2014 to 12/31/2014	$12.04897	$10.93767	224
01/01/2015 to 12/31/2015	$10.93767	$10.72928	95
01/01/2016 to 12/31/2016	$10.72928	$10.50085	98
01/01/2017 to 12/31/2017	$10.50085	$12.54926	96
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97599	$10.80651	43,981
01/01/2011 to 12/31/2011	$10.80651	$10.45528	24,067
01/01/2012 to 12/31/2012	$10.45528	$11.55436	16,853
01/01/2013 to 12/31/2013	$11.55436	$13.07295	13,119
01/01/2014 to 12/31/2014	$13.07295	$13.52958	13,509
01/01/2015 to 12/31/2015	$13.52958	$13.02640	7,558
01/01/2016 to 12/31/2016	$13.02640	$13.33675	5,730
01/01/2017 to 12/31/2017	$13.33675	$15.17819	5,479

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92110	$10.49411	7,494
01/01/2011 to 12/31/2011	$10.49411	$9.27676	2,122
01/01/2012 to 12/31/2012	$9.27676	$11.00339	1,369
01/01/2013 to 12/31/2013	$11.00339	$12.35100	607
01/01/2014 to 12/31/2014	$12.35100	$11.25254	574
01/01/2015 to 12/31/2015	$11.25254	$10.64265	6,383
01/01/2016 to 12/31/2016	$10.64265	$10.55610	1,108
01/01/2017 to 12/31/2017	$10.55610	$13.31567	968
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.52387	109,605
01/01/2011 to 12/31/2011	$10.52387	$10.26420	34,237
01/01/2012 to 12/31/2012	$10.26420	$11.05718	29,255
01/01/2013 to 12/31/2013	$11.05718	$11.94565	24,519
01/01/2014 to 12/31/2014	$11.94565	$12.25655	21,033
01/01/2015 to 12/31/2015	$12.25655	$11.90380	9,930
01/01/2016 to 12/31/2016	$11.90380	$12.02773	6,291
01/01/2017 to 12/31/2017	$12.02773	$13.12491	4,963
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97060	$10.71155	978
01/01/2011 to 12/31/2011	$10.71155	$10.49190	691
01/01/2012 to 12/31/2012	$10.49190	$11.75857	2,024
01/01/2013 to 12/31/2013	$11.75857	$15.61666	303
01/01/2014 to 12/31/2014	$15.61666	$16.63931	459
01/01/2015 to 12/31/2015	$16.63931	$17.91179	575
01/01/2016 to 12/31/2016	$17.91179	$17.17412	61
01/01/2017 to 12/31/2017	$17.17412	$22.69976	56
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99185	$11.23754	269
01/01/2011 to 12/31/2011	$11.23754	$10.83471	752
01/01/2012 to 12/31/2012	$10.83471	$11.83484	256
01/01/2013 to 12/31/2013	$11.83484	$15.73142	48
01/01/2014 to 12/31/2014	$15.73142	$16.92770	282
01/01/2015 to 12/31/2015	$16.92770	$18.12955	145
01/01/2016 to 12/31/2016	$18.12955	$18.62498	106
01/01/2017 to 12/31/2017	$18.62498	$24.10265	382
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98793	$10.75645	3,124
01/01/2011 to 12/31/2011	$10.75645	$11.53116	2,250
01/01/2012 to 12/31/2012	$11.53116	$11.88456	1,805
01/01/2013 to 12/31/2013	$11.88456	$11.33245	698
01/01/2014 to 12/31/2014	$11.33245	$11.73096	1,521
01/01/2015 to 12/31/2015	$11.73096	$11.34755	1,239
01/01/2016 to 12/31/2016	$11.34755	$11.32929	649
01/01/2017 to 12/31/2017	$11.32929	$11.39385	3,846
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98688	$10.82935	1,534
01/01/2011 to 12/31/2011	$10.82935	$10.20729	1,229
01/01/2012 to 12/31/2012	$10.20729	$12.22327	1,037
01/01/2013 to 12/31/2013	$12.22327	$15.18002	1,762
01/01/2014 to 12/31/2014	$15.18002	$15.30634	2,040
01/01/2015 to 12/31/2015	$15.30634	$14.67487	2,202
01/01/2016 to 12/31/2016	$14.67487	$15.29508	1,850
01/01/2017 to 12/31/2017	$15.29508	$18.43160	2,587

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.80508	391
01/01/2011 to 12/31/2011	$10.80508	$10.45133	202
01/01/2012 to 12/31/2012	$10.45133	$11.90597	165
01/01/2013 to 12/31/2013	$11.90597	$15.83692	1,811
01/01/2014 to 12/31/2014	$15.83692	$16.75152	2,352
01/01/2015 to 12/31/2015	$16.75152	$17.47755	1,557
01/01/2016 to 12/31/2016	$17.47755	$17.33180	1,581
01/01/2017 to 12/31/2017	$17.33180	$22.04430	1,468
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99776	$10.15622	0
01/01/2013 to 12/31/2013	$10.15622	$13.29201	19
01/01/2014 to 12/31/2014	$13.29201	$14.25459	0
01/01/2015 to 12/31/2015	$14.25459	$13.76939	0
01/01/2016 to 12/31/2016	$13.76939	$15.20007	0
01/01/2017 to 12/31/2017	$15.20007	$17.35562	768
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02766	$10.05209	0
01/01/2012 to 12/31/2012	$10.05209	$10.25677	0
01/01/2013 to 12/31/2013	$10.25677	$9.69703	24
01/01/2014 to 12/31/2014	$9.69703	$9.92126	1,182
01/01/2015 to 10/16/2015	$9.92126	$9.81091	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95805	$11.85179	6,638
01/01/2011 to 12/31/2011	$11.85179	$11.72679	2,775
01/01/2012 to 12/31/2012	$11.72679	$12.82251	2,109
01/01/2013 to 12/31/2013	$12.82251	$16.54506	989
01/01/2014 to 12/31/2014	$16.54506	$17.37638	1,206
01/01/2015 to 10/16/2015	$17.37638	$17.66770	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97218	$11.35834	150
01/01/2011 to 04/29/2011	$11.35834	$12.69571	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99030	$11.16638	6,135
01/01/2011 to 12/31/2011	$11.16638	$10.59540	1,821
01/01/2012 to 12/31/2012	$10.59540	$12.07466	1,582
01/01/2013 to 12/31/2013	$12.07466	$16.68426	705
01/01/2014 to 12/31/2014	$16.68426	$18.54723	823
01/01/2015 to 12/31/2015	$18.54723	$17.02906	429
01/01/2016 to 12/31/2016	$17.02906	$19.59124	219
01/01/2017 to 12/31/2017	$19.59124	$21.69250	1,017
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99776	$10.24890	1,047
01/01/2013 to 12/31/2013	$10.24890	$11.85845	1,758
01/01/2014 to 12/31/2014	$11.85845	$12.13121	1,625
01/01/2015 to 12/31/2015	$12.13121	$11.65711	1,123
01/01/2016 to 12/31/2016	$11.65711	$11.83337	977
01/01/2017 to 12/31/2017	$11.83337	$13.41392	708

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93823	$11.60441	10,653
01/01/2011 to 12/31/2011	$11.60441	$9.00244	4,727
01/01/2012 to 12/31/2012	$9.00244	$10.32934	2,787
01/01/2013 to 12/31/2013	$10.32934	$10.07284	460
01/01/2014 to 12/31/2014	$10.07284	$9.34178	835
01/01/2015 to 12/31/2015	$9.34178	$7.56897	514
01/01/2016 to 12/31/2016	$7.56897	$8.27550	363
01/01/2017 to 12/31/2017	$8.27550	$10.17686	459
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98872	$10.53285	163,174
01/01/2011 to 12/31/2011	$10.53285	$10.35103	97,357
01/01/2012 to 12/31/2012	$10.35103	$11.11596	98,618
01/01/2013 to 12/31/2013	$11.11596	$11.81223	52,249
01/01/2014 to 12/31/2014	$11.81223	$12.15718	60,594
01/01/2015 to 12/31/2015	$12.15718	$11.84594	31,586
01/01/2016 to 12/31/2016	$11.84594	$12.16388	15,164
01/01/2017 to 12/31/2017	$12.16388	$13.03542	11,075
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01767	$10.05196	0
01/01/2012 to 12/31/2012	$10.05196	$10.47550	91
01/01/2013 to 12/31/2013	$10.47550	$9.95682	517
01/01/2014 to 12/31/2014	$9.95682	$10.27510	408
01/01/2015 to 12/31/2015	$10.27510	$9.97082	211
01/01/2016 to 12/31/2016	$9.97082	$10.11065	27
01/01/2017 to 12/31/2017	$10.11065	$10.39624	964
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96274	$11.43865	118,155
01/01/2011 to 12/31/2011	$11.43865	$10.43861	104,792
01/01/2012 to 12/31/2012	$10.43861	$11.46855	113,532
01/01/2013 to 12/31/2013	$11.46855	$13.05885	89,754
01/01/2014 to 12/31/2014	$13.05885	$13.87493	79,862
01/01/2015 to 12/31/2015	$13.87493	$13.41753	68,541
01/01/2016 to 12/31/2016	$13.41753	$14.37413	59,894
01/01/2017 to 12/31/2017	$14.37413	$16.23855	94,910
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.82499	1,770
01/01/2011 to 12/31/2011	$10.82499	$10.89734	482
01/01/2012 to 12/31/2012	$10.89734	$12.59643	489
01/01/2013 to 12/31/2013	$12.59643	$16.23101	184
01/01/2014 to 12/31/2014	$16.23101	$18.51134	135
01/01/2015 to 12/31/2015	$18.51134	$18.56612	127
01/01/2016 to 12/31/2016	$18.56612	$20.74822	121
01/01/2017 to 12/31/2017	$20.74822	$24.68208	626
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99775	$8.83594	0
01/01/2012 to 12/31/2012	$8.83594	$9.72824	0
01/01/2013 to 12/31/2013	$9.72824	$11.58574	0
01/01/2014 to 12/31/2014	$11.58574	$12.00578	0
01/01/2015 to 12/31/2015	$12.00578	$11.69925	0
01/01/2016 to 12/31/2016	$11.69925	$12.10377	0
01/01/2017 to 12/31/2017	$12.10377	$13.92024	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98681	$10.72024	140,238
01/01/2011 to 12/31/2011	$10.72024	$10.24187	51,420
01/01/2012 to 12/31/2012	$10.24187	$10.98948	39,344
01/01/2013 to 12/31/2013	$10.98948	$12.02286	23,665
01/01/2014 to 12/31/2014	$12.02286	$12.29951	28,813
01/01/2015 to 12/31/2015	$12.29951	$11.94756	21,667
01/01/2016 to 12/31/2016	$11.94756	$12.18547	14,403
01/01/2017 to 12/31/2017	$12.18547	$13.78216	17,940
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97700	$10.90649	60,433
01/01/2011 to 12/31/2011	$10.90649	$10.35901	33,097
01/01/2012 to 12/31/2012	$10.35901	$11.68163	28,068
01/01/2013 to 12/31/2013	$11.68163	$13.41903	23,990
01/01/2014 to 12/31/2014	$13.41903	$13.76603	22,777
01/01/2015 to 12/31/2015	$13.76603	$13.32164	33,637
01/01/2016 to 12/31/2016	$13.32164	$13.84680	27,250
01/01/2017 to 04/28/2017	$13.84680	$14.35335	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98163	$10.69944	100,007
01/01/2011 to 12/31/2011	$10.69944	$10.05905	75,435
01/01/2012 to 12/31/2012	$10.05905	$10.87696	64,140
01/01/2013 to 12/31/2013	$10.87696	$12.10742	36,140
01/01/2014 to 12/31/2014	$12.10742	$12.13822	38,245
01/01/2015 to 10/16/2015	$12.13822	$11.70623	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97108	$12.08395	899
01/01/2011 to 12/31/2011	$12.08395	$10.21630	492
01/01/2012 to 12/31/2012	$10.21630	$11.93538	829
01/01/2013 to 12/31/2013	$11.93538	$16.35278	294
01/01/2014 to 12/31/2014	$16.35278	$16.69730	1,046
01/01/2015 to 12/31/2015	$16.69730	$16.46333	177
01/01/2016 to 12/31/2016	$16.46333	$17.25324	209
01/01/2017 to 12/31/2017	$17.25324	$21.43768	140
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96013	$12.54113	3,649
01/01/2011 to 12/31/2011	$12.54113	$12.08356	1,404
01/01/2012 to 12/31/2012	$12.08356	$13.18823	674
01/01/2013 to 12/31/2013	$13.18823	$17.34591	283
01/01/2014 to 12/31/2014	$17.34591	$17.52204	404
01/01/2015 to 12/31/2015	$17.52204	$17.18290	4,169
01/01/2016 to 12/31/2016	$17.18290	$18.73936	689
01/01/2017 to 12/31/2017	$18.73936	$22.59592	1,141
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96356	$11.39766	2,103
01/01/2011 to 12/31/2011	$11.39766	$10.42757	600
01/01/2012 to 12/31/2012	$10.42757	$11.98804	171
01/01/2013 to 12/31/2013	$11.98804	$16.02732	154
01/01/2014 to 12/31/2014	$16.02732	$16.41607	166
01/01/2015 to 12/31/2015	$16.41607	$15.28434	48
01/01/2016 to 12/31/2016	$15.28434	$19.21614	8
01/01/2017 to 12/31/2017	$19.21614	$20.07245	86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99145	$10.62833	209,082
01/01/2011 to 12/31/2011	$10.62833	$10.54700	113,620
01/01/2012 to 12/31/2012	$10.54700	$11.64682	90,747
01/01/2013 to 12/31/2013	$11.64682	$13.24003	77,472
01/01/2014 to 12/31/2014	$13.24003	$13.64001	74,515
01/01/2015 to 12/31/2015	$13.64001	$13.27734	73,257
01/01/2016 to 12/31/2016	$13.27734	$13.89431	57,125
01/01/2017 to 12/31/2017	$13.89431	$15.60326	54,364
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98509	$10.47453	429
01/01/2011 to 12/31/2011	$10.47453	$10.02508	180
01/01/2012 to 12/31/2012	$10.02508	$11.43666	182
01/01/2013 to 12/31/2013	$11.43666	$14.43135	198
01/01/2014 to 12/31/2014	$14.43135	$15.09027	121
01/01/2015 to 10/16/2015	$15.09027	$13.87197	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97033	$11.06962	1,325
01/01/2011 to 12/31/2011	$11.06962	$10.58857	2,150
01/01/2012 to 12/31/2012	$10.58857	$12.11375	1,699
01/01/2013 to 12/31/2013	$12.11375	$16.97611	1,996
01/01/2014 to 12/31/2014	$16.97611	$17.89630	3,368
01/01/2015 to 12/31/2015	$17.89630	$19.08190	2,409
01/01/2016 to 12/31/2016	$19.08190	$19.06902	1,792
01/01/2017 to 12/31/2017	$19.06902	$25.58575	4,936
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98536	$10.60379	0
01/01/2011 to 12/31/2011	$10.60379	$10.26707	105
01/01/2012 to 12/31/2012	$10.26707	$11.32811	205
01/01/2013 to 12/31/2013	$11.32811	$14.83939	66
01/01/2014 to 12/31/2014	$14.83939	$14.66362	660
01/01/2015 to 12/31/2015	$14.66362	$13.40246	248
01/01/2016 to 12/31/2016	$13.40246	$13.84073	139
01/01/2017 to 12/31/2017	$13.84073	$15.69731	318
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85900	$11.40731	27,897
01/01/2011 to 12/31/2011	$11.40731	$9.44376	9,596
01/01/2012 to 12/31/2012	$9.44376	$9.52074	7,914
01/01/2013 to 12/31/2013	$9.52074	$10.68860	4,367
01/01/2014 to 12/31/2014	$10.68860	$9.53026	4,596
01/01/2015 to 12/31/2015	$9.53026	$7.48748	1,728
01/01/2016 to 12/31/2016	$7.48748	$9.07922	1,082
01/01/2017 to 12/31/2017	$9.07922	$9.74532	1,696
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97944	$10.24908	3,543
01/01/2011 to 12/31/2011	$10.24908	$10.38419	2,198
01/01/2012 to 12/31/2012	$10.38419	$10.63128	880
01/01/2013 to 12/31/2013	$10.63128	$9.95593	495
01/01/2014 to 12/31/2014	$9.95593	$9.74100	541
01/01/2015 to 12/31/2015	$9.74100	$9.04019	89
01/01/2016 to 12/31/2016	$9.04019	$9.18005	80
01/01/2017 to 12/31/2017	$9.18005	$9.11525	61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98801	$11.43201	2,869
01/01/2011 to 12/31/2011	$11.43201	$10.73996	1,007
01/01/2012 to 12/31/2012	$10.73996	$12.37341	1,225
01/01/2013 to 12/31/2013	$12.37341	$15.94209	374
01/01/2014 to 12/31/2014	$15.94209	$17.83365	731
01/01/2015 to 12/31/2015	$17.83365	$16.20531	344
01/01/2016 to 12/31/2016	$16.20531	$17.97579	277
01/01/2017 to 12/31/2017	$17.97579	$20.73319	405
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99775	$8.77381	0
01/01/2012 to 12/31/2012	$8.77381	$9.47622	261
01/01/2013 to 12/31/2013	$9.47622	$11.11097	1,458
01/01/2014 to 12/31/2014	$11.11097	$11.40603	3,172
01/01/2015 to 12/31/2015	$11.40603	$11.02779	24,143
01/01/2016 to 12/31/2016	$11.02779	$11.43090	9,032
01/01/2017 to 12/31/2017	$11.43090	$12.63517	3,704
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99775	$10.33756	19,082
01/01/2011 to 12/31/2011	$10.33756	$10.66490	8,732
01/01/2012 to 12/31/2012	$10.66490	$11.19133	8,397
01/01/2013 to 12/31/2013	$11.19133	$10.72657	4,818
01/01/2014 to 12/31/2014	$10.72657	$11.18815	6,786
01/01/2015 to 12/31/2015	$11.18815	$11.02065	3,121
01/01/2016 to 12/31/2016	$11.02065	$11.27609	1,439
01/01/2017 to 12/31/2017	$11.27609	$11.66453	2,847
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97028	$10.57635	150,872
01/01/2011 to 12/31/2011	$10.57635	$10.11938	78,190
01/01/2012 to 09/21/2012	$10.11938	$11.24896	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96751	$10.77691	146,600
01/01/2011 to 12/31/2011	$10.77691	$10.26518	209,819
01/01/2012 to 12/31/2012	$10.26518	$11.30635	288,890
01/01/2013 to 12/31/2013	$11.30635	$12.16672	252,283
01/01/2014 to 12/31/2014	$12.16672	$12.35971	214,155
01/01/2015 to 12/31/2015	$12.35971	$11.70468	161,235
01/01/2016 to 12/31/2016	$11.70468	$12.17929	146,039
01/01/2017 to 12/31/2017	$12.17929	$13.41803	143,222
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97819	$10.88255	140,731
01/01/2011 to 12/31/2011	$10.88255	$10.66087	236,931
01/01/2012 to 12/31/2012	$10.66087	$11.85511	356,225
01/01/2013 to 12/31/2013	$11.85511	$13.52094	380,142
01/01/2014 to 12/31/2014	$13.52094	$14.03839	349,115
01/01/2015 to 12/31/2015	$14.03839	$13.84685	271,817
01/01/2016 to 12/31/2016	$13.84685	$14.51275	243,398
01/01/2017 to 12/31/2017	$14.51275	$16.60538	216,905
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00672	$10.77766	1,359
01/01/2011 to 12/31/2011	$10.77766	$10.92296	4,910
01/01/2012 to 05/04/2012	$10.92296	$11.84767	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98847	$10.73529	64,924
01/01/2011 to 12/31/2011	$10.73529	$10.37714	144,911
01/01/2012 to 12/31/2012	$10.37714	$11.42035	191,466
01/01/2013 to 12/31/2013	$11.42035	$13.14696	207,911
01/01/2014 to 12/31/2014	$13.14696	$13.70336	203,031
01/01/2015 to 12/31/2015	$13.70336	$13.47257	204,817
01/01/2016 to 12/31/2016	$13.47257	$14.01393	175,462
01/01/2017 to 12/31/2017	$14.01393	$15.75760	153,966
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	56,266
01/01/2012 to 12/31/2012	$9.13559	$10.00229	88,036
01/01/2013 to 12/31/2013	$10.00229	$10.84949	103,932
01/01/2014 to 12/31/2014	$10.84949	$11.13593	111,043
01/01/2015 to 12/31/2015	$11.13593	$10.56951	100,484
01/01/2016 to 12/31/2016	$10.56951	$11.06264	89,020
01/01/2017 to 12/31/2017	$11.06264	$12.19072	74,894
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99821	$10.46377	0
01/01/2014 to 12/31/2014	$10.46377	$10.60515	13
01/01/2015 to 12/31/2015	$10.60515	$10.40551	4,376
01/01/2016 to 12/31/2016	$10.40551	$10.82875	4,455
01/01/2017 to 04/28/2017	$10.82875	$11.19570	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00764	$10.06524	5,427
01/01/2011 to 12/31/2011	$10.06524	$10.07064	29,632
01/01/2012 to 12/31/2012	$10.07064	$10.31656	70,743
01/01/2013 to 12/31/2013	$10.31656	$9.87539	44,007
01/01/2014 to 12/31/2014	$9.87539	$9.65361	32,331
01/01/2015 to 12/31/2015	$9.65361	$9.49166	14,250
01/01/2016 to 12/31/2016	$9.49166	$9.44051	14,144
01/01/2017 to 12/31/2017	$9.44051	$9.39580	14,549
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00656	$10.33749	99,262
01/01/2011 to 12/31/2011	$10.33749	$10.43711	171,685
01/01/2012 to 12/31/2012	$10.43711	$11.16439	246,398
01/01/2013 to 12/31/2013	$11.16439	$10.72367	283,304
01/01/2014 to 12/31/2014	$10.72367	$10.93718	162,291
01/01/2015 to 12/31/2015	$10.93718	$10.47646	162,413
01/01/2016 to 12/31/2016	$10.47646	$10.68518	152,831
01/01/2017 to 12/31/2017	$10.68518	$10.91214	139,906
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97138	$10.54520	3,188
01/01/2011 to 12/31/2011	$10.54520	$9.71297	2,207
01/01/2012 to 12/31/2012	$9.71297	$10.76152	2,086
01/01/2013 to 12/31/2013	$10.76152	$13.83998	2,477
01/01/2014 to 12/31/2014	$13.83998	$14.93260	2,293
01/01/2015 to 12/31/2015	$14.93260	$13.91529	2,543
01/01/2016 to 12/31/2016	$13.91529	$15.48841	2,624
01/01/2017 to 04/28/2017	$15.48841	$16.01901	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97738	$10.81582	64,519
01/01/2011 to 12/31/2011	$10.81582	$10.32683	116,165
01/01/2012 to 12/31/2012	$10.32683	$11.49108	160,338
01/01/2013 to 12/31/2013	$11.49108	$13.79435	201,356
01/01/2014 to 12/31/2014	$13.79435	$14.44190	227,218
01/01/2015 to 12/31/2015	$14.44190	$14.20676	214,062
01/01/2016 to 12/31/2016	$14.20676	$14.85242	195,907
01/01/2017 to 12/31/2017	$14.85242	$17.13419	195,400
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	0
01/01/2014 to 12/31/2014	$11.61237	$12.90918	357
01/01/2015 to 12/31/2015	$12.90918	$12.18049	0
01/01/2016 to 12/31/2016	$12.18049	$13.69453	12,237
01/01/2017 to 12/31/2017	$13.69453	$15.86715	13,198
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95960	$11.76700	5,365
01/01/2011 to 12/31/2011	$11.76700	$12.27331	15,056
01/01/2012 to 12/31/2012	$12.27331	$13.85220	26,071
01/01/2013 to 12/31/2013	$13.85220	$13.97911	25,228
01/01/2014 to 12/31/2014	$13.97911	$17.90735	18,282
01/01/2015 to 12/31/2015	$17.90735	$18.37116	29,350
01/01/2016 to 12/31/2016	$18.37116	$18.84280	34,305
01/01/2017 to 12/31/2017	$18.84280	$19.59045	24,577

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99821	$9.65582	579
01/01/2014 to 12/31/2014	$9.65582	$9.93036	531
01/01/2015 to 12/31/2015	$9.93036	$9.70743	465
01/01/2016 to 12/31/2016	$9.70743	$9.93319	327
01/01/2017 to 04/28/2017	$9.93319	$10.12252	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.86404	28,707
01/01/2011 to 12/31/2011	$10.86404	$10.36809	58,239
01/01/2012 to 12/31/2012	$10.36809	$11.52813	117,347
01/01/2013 to 12/31/2013	$11.52813	$13.44889	167,957
01/01/2014 to 12/31/2014	$13.44889	$13.91233	193,974
01/01/2015 to 10/16/2015	$13.91233	$13.82210	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97569	$10.99750	66,641
01/01/2011 to 12/31/2011	$10.99750	$10.59953	113,782
01/01/2012 to 12/31/2012	$10.59953	$11.47432	199,811
01/01/2013 to 12/31/2013	$11.47432	$12.88499	197,700
01/01/2014 to 12/31/2014	$12.88499	$13.00531	152,724
01/01/2015 to 12/31/2015	$13.00531	$12.85179	125,480
01/01/2016 to 12/31/2016	$12.85179	$13.11093	103,879
01/01/2017 to 12/31/2017	$13.11093	$14.94320	88,461
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.71117	242,998
01/01/2013 to 12/31/2013	$10.71117	$13.04593	254,472
01/01/2014 to 12/31/2014	$13.04593	$13.17114	212,677
01/01/2015 to 10/16/2015	$13.17114	$12.56951	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99821	$10.77906	18,483
01/01/2014 to 12/31/2014	$10.77906	$10.81721	20,318
01/01/2015 to 10/16/2015	$10.81721	$10.28359	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96989	$11.52688	2,286
01/01/2011 to 12/31/2011	$11.52688	$10.71105	1,832
01/01/2012 to 12/31/2012	$10.71105	$13.28970	4,336
01/01/2013 to 12/31/2013	$13.28970	$13.56937	2,996
01/01/2014 to 12/31/2014	$13.56937	$15.12643	2,002
01/01/2015 to 12/31/2015	$15.12643	$14.78798	1,733
01/01/2016 to 12/31/2016	$14.78798	$14.60045	1,418
01/01/2017 to 12/31/2017	$14.60045	$15.84272	1,464
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01821	$10.76370	1,177
01/01/2011 to 12/31/2011	$10.76370	$10.11579	1,500
01/01/2012 to 12/31/2012	$10.11579	$11.85431	1,768
01/01/2013 to 12/31/2013	$11.85431	$15.04922	3,729
01/01/2014 to 02/07/2014	$15.04922	$14.79713	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99146	$10.74807	3,018
01/01/2011 to 12/31/2011	$10.74807	$9.93692	3,456
01/01/2012 to 12/31/2012	$9.93692	$11.63517	3,910
01/01/2013 to 12/31/2013	$11.63517	$15.20399	4,575
01/01/2014 to 12/31/2014	$15.20399	$16.83091	12,262
01/01/2015 to 12/31/2015	$16.83091	$15.70797	22,469
01/01/2016 to 12/31/2016	$15.70797	$17.14509	21,252
01/01/2017 to 12/31/2017	$17.14509	$18.41282	25,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01954	$11.39805	1,141
01/01/2011 to 12/31/2011	$11.39805	$10.82130	4,027
01/01/2012 to 12/31/2012	$10.82130	$12.66509	9,260
01/01/2013 to 12/31/2013	$12.66509	$16.38245	10,402
01/01/2014 to 12/31/2014	$16.38245	$17.87799	8,894
01/01/2015 to 12/31/2015	$17.87799	$16.49901	31,716
01/01/2016 to 12/31/2016	$16.49901	$16.41064	22,790
01/01/2017 to 12/31/2017	$16.41064	$20.40932	21,035
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98796	$10.68489	67,518
01/01/2011 to 12/31/2011	$10.68489	$10.40258	121,125
01/01/2012 to 12/31/2012	$10.40258	$11.20961	180,004
01/01/2013 to 12/31/2013	$11.20961	$12.04591	185,230
01/01/2014 to 12/31/2014	$12.04591	$12.26323	161,137
01/01/2015 to 12/31/2015	$12.26323	$11.89052	117,188
01/01/2016 to 12/31/2016	$11.89052	$12.24703	97,441
01/01/2017 to 12/31/2017	$12.24703	$13.45657	94,875
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96484	$11.47291	3,472
01/01/2011 to 12/31/2011	$11.47291	$11.37278	8,702
01/01/2012 to 12/31/2012	$11.37278	$12.87387	14,998
01/01/2013 to 12/31/2013	$12.87387	$17.48643	18,371
01/01/2014 to 12/31/2014	$17.48643	$18.34207	19,668
01/01/2015 to 12/31/2015	$18.34207	$16.96158	19,295
01/01/2016 to 12/31/2016	$16.96158	$20.63316	15,650
01/01/2017 to 12/31/2017	$20.63316	$22.65158	16,199
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99822	$9.82805	8,911
01/01/2011 to 12/31/2011	$9.82805	$9.61919	59,176
01/01/2012 to 12/31/2012	$9.61919	$9.41308	49,856
01/01/2013 to 12/31/2013	$9.41308	$9.21068	26,267
01/01/2014 to 12/31/2014	$9.21068	$9.01260	26,889
01/01/2015 to 12/31/2015	$9.01260	$8.81875	20,464
01/01/2016 to 12/31/2016	$8.81875	$8.62972	27,298
01/01/2017 to 12/31/2017	$8.62972	$8.47354	5,978
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98419	$10.74637	3,019
01/01/2011 to 12/31/2011	$10.74637	$10.84929	13,561
01/01/2012 to 12/31/2012	$10.84929	$12.08858	24,805
01/01/2013 to 12/31/2013	$12.08858	$12.67807	25,137
01/01/2014 to 12/31/2014	$12.67807	$12.72290	22,599
01/01/2015 to 12/31/2015	$12.72290	$12.00573	10,845
01/01/2016 to 12/31/2016	$12.00573	$13.55690	19,794
01/01/2017 to 12/31/2017	$13.55690	$14.25737	11,422
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99020	$10.60265	6,329
01/01/2011 to 12/31/2011	$10.60265	$9.94093	6,860
01/01/2012 to 12/31/2012	$9.94093	$11.36943	14,064
01/01/2013 to 12/31/2013	$11.36943	$15.55961	24,428
01/01/2014 to 12/31/2014	$15.55961	$17.31807	22,773
01/01/2015 to 12/31/2015	$17.31807	$15.61779	35,884
01/01/2016 to 12/31/2016	$15.61779	$18.32198	35,897
01/01/2017 to 12/31/2017	$18.32198	$21.37030	37,724

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92904	$11.23996	6,483
01/01/2011 to 12/31/2011	$11.23996	$9.57716	6,196
01/01/2012 to 12/31/2012	$9.57716	$11.27953	7,687
01/01/2013 to 12/31/2013	$11.27953	$13.14034	7,748
01/01/2014 to 12/31/2014	$13.14034	$12.14739	5,681
01/01/2015 to 12/31/2015	$12.14739	$12.26035	10,423
01/01/2016 to 12/31/2016	$12.26035	$11.54411	12,662
01/01/2017 to 12/31/2017	$11.54411	$15.29858	11,971
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92891	$10.77933	2,146
01/01/2011 to 12/31/2011	$10.77933	$9.22411	17,693
01/01/2012 to 12/31/2012	$9.22411	$10.53073	5,334
01/01/2013 to 12/31/2013	$10.53073	$12.31033	19,232
01/01/2014 to 12/31/2014	$12.31033	$11.23806	14,100
01/01/2015 to 12/31/2015	$11.23806	$11.08635	30,385
01/01/2016 to 12/31/2016	$11.08635	$10.91151	35,523
01/01/2017 to 12/31/2017	$10.91151	$13.11345	30,202
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00644	$10.58415	0
01/01/2011 to 12/31/2011	$10.58415	$11.64591	680,879
01/01/2012 to 12/31/2012	$11.64591	$12.46651	311,677
01/01/2013 to 12/31/2013	$12.46651	$11.81025	98,036
01/01/2014 to 12/31/2014	$11.81025	$12.33407	107,352
01/01/2015 to 12/31/2015	$12.33407	$12.21051	304,318
01/01/2016 to 12/31/2016	$12.21051	$12.45101	328,024
01/01/2017 to 12/31/2017	$12.45101	$12.70944	174,809
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97645	$10.85561	36,384
01/01/2011 to 12/31/2011	$10.85561	$10.56202	51,682
01/01/2012 to 12/31/2012	$10.56202	$11.73841	65,232
01/01/2013 to 12/31/2013	$11.73841	$13.35620	82,656
01/01/2014 to 12/31/2014	$13.35620	$13.90077	110,840
01/01/2015 to 12/31/2015	$13.90077	$13.45952	70,089
01/01/2016 to 12/31/2016	$13.45952	$13.85792	63,815
01/01/2017 to 12/31/2017	$13.85792	$15.86011	58,553
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92157	$10.54174	3,073
01/01/2011 to 12/31/2011	$10.54174	$9.37150	12,588
01/01/2012 to 12/31/2012	$9.37150	$11.17875	19,722
01/01/2013 to 12/31/2013	$11.17875	$12.61883	21,078
01/01/2014 to 12/31/2014	$12.61883	$11.56154	13,283
01/01/2015 to 12/31/2015	$11.56154	$10.99675	22,543
01/01/2016 to 12/31/2016	$10.99675	$10.96881	22,616
01/01/2017 to 12/31/2017	$10.96881	$13.91438	17,750
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.57174	35,434
01/01/2011 to 12/31/2011	$10.57174	$10.36895	88,001
01/01/2012 to 12/31/2012	$10.36895	$11.23332	157,158
01/01/2013 to 12/31/2013	$11.23332	$12.20458	160,546
01/01/2014 to 12/31/2014	$12.20458	$12.59292	116,686
01/01/2015 to 12/31/2015	$12.59292	$12.29973	171,161
01/01/2016 to 12/31/2016	$12.29973	$12.49783	122,782
01/01/2017 to 12/31/2017	$12.49783	$13.71484	101,781

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97106	$10.76026	0
01/01/2011 to 12/31/2011	$10.76026	$10.59897	933
01/01/2012 to 12/31/2012	$10.59897	$11.94582	9,243
01/01/2013 to 12/31/2013	$11.94582	$15.95494	5,338
01/01/2014 to 12/31/2014	$15.95494	$17.09580	14,106
01/01/2015 to 12/31/2015	$17.09580	$18.50726	13,765
01/01/2016 to 12/31/2016	$18.50726	$17.84505	10,409
01/01/2017 to 12/31/2017	$17.84505	$23.71936	13,185
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99232	$11.28865	4,940
01/01/2011 to 12/31/2011	$11.28865	$10.94541	7,881
01/01/2012 to 12/31/2012	$10.94541	$12.02352	21,422
01/01/2013 to 12/31/2013	$12.02352	$16.07255	10,745
01/01/2014 to 12/31/2014	$16.07255	$17.39250	8,982
01/01/2015 to 12/31/2015	$17.39250	$18.73280	8,639
01/01/2016 to 12/31/2016	$18.73280	$19.35320	12,612
01/01/2017 to 12/31/2017	$19.35320	$25.18606	15,561
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98839	$10.80526	0
01/01/2011 to 12/31/2011	$10.80526	$11.64879	17,600
01/01/2012 to 12/31/2012	$11.64879	$12.07382	48,564
01/01/2013 to 12/31/2013	$12.07382	$11.57800	20,650
01/01/2014 to 12/31/2014	$11.57800	$12.05291	68,193
01/01/2015 to 12/31/2015	$12.05291	$11.72491	50,163
01/01/2016 to 12/31/2016	$11.72491	$11.77196	46,976
01/01/2017 to 12/31/2017	$11.77196	$11.90579	70,547
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98734	$10.87856	7,533
01/01/2011 to 12/31/2011	$10.87856	$10.31155	11,050
01/01/2012 to 12/31/2012	$10.31155	$12.41801	18,491
01/01/2013 to 12/31/2013	$12.41801	$15.50888	24,191
01/01/2014 to 12/31/2014	$15.50888	$15.72646	21,667
01/01/2015 to 12/31/2015	$15.72646	$15.16288	25,170
01/01/2016 to 12/31/2016	$15.16288	$15.89295	21,223
01/01/2017 to 12/31/2017	$15.89295	$19.25990	25,069
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.85427	0
01/01/2011 to 12/31/2011	$10.85427	$10.55815	1,033
01/01/2012 to 12/31/2012	$10.55815	$12.09583	2,537
01/01/2013 to 12/31/2013	$12.09583	$16.18042	3,175
01/01/2014 to 12/31/2014	$16.18042	$17.21163	5,885
01/01/2015 to 12/31/2015	$17.21163	$18.05908	3,541
01/01/2016 to 12/31/2016	$18.05908	$18.00947	12,918
01/01/2017 to 12/31/2017	$18.00947	$23.03522	6,535
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	0
01/01/2013 to 12/31/2013	$10.17752	$13.39500	1,740
01/01/2014 to 12/31/2014	$13.39500	$14.44620	0
01/01/2015 to 12/31/2015	$14.44620	$14.03334	113
01/01/2016 to 12/31/2016	$14.03334	$15.57875	5,764
01/01/2017 to 12/31/2017	$15.57875	$17.88822	1,923

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02812	$10.06193	1,271
01/01/2012 to 12/31/2012	$10.06193	$10.32505	34,811
01/01/2013 to 12/31/2013	$10.32505	$9.81689	4,714
01/01/2014 to 12/31/2014	$9.81689	$10.10066	5,226
01/01/2015 to 10/16/2015	$10.10066	$10.03297	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95851	$11.90567	4,168
01/01/2011 to 12/31/2011	$11.90567	$11.84656	6,046
01/01/2012 to 12/31/2012	$11.84656	$13.02686	13,528
01/01/2013 to 12/31/2013	$13.02686	$16.90375	9,329
01/01/2014 to 12/31/2014	$16.90375	$17.85356	7,365
01/01/2015 to 10/16/2015	$17.85356	$18.23410	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97264	$11.40989	3,490
01/01/2011 to 04/29/2011	$11.40989	$12.77672	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99077	$11.21717	4,546
01/01/2011 to 12/31/2011	$11.21717	$10.70359	11,880
01/01/2012 to 12/31/2012	$10.70359	$12.26702	17,653
01/01/2013 to 12/31/2013	$12.26702	$17.04575	22,312
01/01/2014 to 12/31/2014	$17.04575	$19.05619	21,700
01/01/2015 to 12/31/2015	$19.05619	$17.59543	30,935
01/01/2016 to 12/31/2016	$17.59543	$20.35683	27,330
01/01/2017 to 12/31/2017	$20.35683	$22.66722	27,931
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	21,801
01/01/2013 to 12/31/2013	$10.28812	$11.97118	38,962
01/01/2014 to 12/31/2014	$11.97118	$12.31571	27,860
01/01/2015 to 12/31/2015	$12.31571	$11.90126	16,128
01/01/2016 to 12/31/2016	$11.90126	$12.14926	4,519
01/01/2017 to 12/31/2017	$12.14926	$13.84950	4,283
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93869	$11.65729	14,546
01/01/2011 to 12/31/2011	$11.65729	$9.09457	21,050
01/01/2012 to 12/31/2012	$9.09457	$10.49422	31,436
01/01/2013 to 12/31/2013	$10.49422	$10.29148	29,756
01/01/2014 to 12/31/2014	$10.29148	$9.59859	19,376
01/01/2015 to 12/31/2015	$9.59859	$7.82112	16,927
01/01/2016 to 12/31/2016	$7.82112	$8.59942	16,054
01/01/2017 to 12/31/2017	$8.59942	$10.63475	18,931
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98918	$10.58066	199,856
01/01/2011 to 12/31/2011	$10.58066	$10.45671	390,341
01/01/2012 to 12/31/2012	$10.45671	$11.29302	513,412
01/01/2013 to 12/31/2013	$11.29302	$12.06818	389,835
01/01/2014 to 12/31/2014	$12.06818	$12.49073	330,232
01/01/2015 to 12/31/2015	$12.49073	$12.23976	284,999
01/01/2016 to 12/31/2016	$12.23976	$12.63896	239,306
01/01/2017 to 12/31/2017	$12.63896	$13.62084	226,420

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	815
01/01/2012 to 12/31/2012	$10.06185	$10.54515	34,556
01/01/2013 to 12/31/2013	$10.54515	$10.07983	7,157
01/01/2014 to 12/31/2014	$10.07983	$10.46093	5,742
01/01/2015 to 12/31/2015	$10.46093	$10.20855	11,503
01/01/2016 to 12/31/2016	$10.20855	$10.41006	15,243
01/01/2017 to 12/31/2017	$10.41006	$10.76453	25,238
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96321	$11.49069	90,824
01/01/2011 to 12/31/2011	$11.49069	$10.54529	174,945
01/01/2012 to 12/31/2012	$10.54529	$11.65139	224,696
01/01/2013 to 12/31/2013	$11.65139	$13.34208	223,723
01/01/2014 to 12/31/2014	$13.34208	$14.25597	239,384
01/01/2015 to 12/31/2015	$14.25597	$13.86404	336,136
01/01/2016 to 12/31/2016	$13.86404	$14.93617	311,428
01/01/2017 to 12/31/2017	$14.93617	$16.96853	519,821
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.87426	0
01/01/2011 to 12/31/2011	$10.87426	$11.00879	1,924
01/01/2012 to 12/31/2012	$11.00879	$12.79735	5,237
01/01/2013 to 12/31/2013	$12.79735	$16.58305	11,402
01/01/2014 to 12/31/2014	$16.58305	$19.01976	24,771
01/01/2015 to 12/31/2015	$19.01976	$19.18394	6,092
01/01/2016 to 12/31/2016	$19.18394	$21.55945	5,172
01/01/2017 to 12/31/2017	$21.55945	$25.79167	9,255
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	0
01/01/2014 to 12/31/2014	$11.76164	$12.25695	0
01/01/2015 to 12/31/2015	$12.25695	$12.01147	0
01/01/2016 to 12/31/2016	$12.01147	$12.49686	0
01/01/2017 to 12/31/2017	$12.49686	$14.45338	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98727	$10.76898	80,242
01/01/2011 to 12/31/2011	$10.76898	$10.34642	139,582
01/01/2012 to 12/31/2012	$10.34642	$11.16466	176,240
01/01/2013 to 12/31/2013	$11.16466	$12.28361	151,788
01/01/2014 to 12/31/2014	$12.28361	$12.63732	143,252
01/01/2015 to 12/31/2015	$12.63732	$12.34513	112,492
01/01/2016 to 12/31/2016	$12.34513	$12.66201	109,162
01/01/2017 to 12/31/2017	$12.66201	$14.40192	110,421
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97747	$10.95621	55,733
01/01/2011 to 12/31/2011	$10.95621	$10.46489	74,776
01/01/2012 to 12/31/2012	$10.46489	$11.86788	130,310
01/01/2013 to 12/31/2013	$11.86788	$13.70999	166,805
01/01/2014 to 12/31/2014	$13.70999	$14.14394	169,508
01/01/2015 to 12/31/2015	$14.14394	$13.76481	229,523
01/01/2016 to 12/31/2016	$13.76481	$14.38787	204,022
01/01/2017 to 04/28/2017	$14.38787	$14.94165	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98210	$10.74814	68,899
01/01/2011 to 12/31/2011	$10.74814	$10.16193	154,393
01/01/2012 to 12/31/2012	$10.16193	$11.05046	184,978
01/01/2013 to 12/31/2013	$11.05046	$12.37005	178,817
01/01/2014 to 12/31/2014	$12.37005	$12.47156	164,866
01/01/2015 to 10/16/2015	$12.47156	$12.08157	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97155	$12.13891	0
01/01/2011 to 12/31/2011	$12.13891	$10.32083	4,803
01/01/2012 to 12/31/2012	$10.32083	$12.12578	6,740
01/01/2013 to 12/31/2013	$12.12578	$16.70757	7,435
01/01/2014 to 12/31/2014	$16.70757	$17.15614	6,808
01/01/2015 to 12/31/2015	$17.15614	$17.01143	8,094
01/01/2016 to 12/31/2016	$17.01143	$17.92810	5,994
01/01/2017 to 12/31/2017	$17.92810	$22.40173	8,134
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96060	$12.59822	3,203
01/01/2011 to 12/31/2011	$12.59822	$12.20705	6,408
01/01/2012 to 12/31/2012	$12.20705	$13.39860	8,783
01/01/2013 to 12/31/2013	$13.39860	$17.72209	17,795
01/01/2014 to 12/31/2014	$17.72209	$18.00331	16,031
01/01/2015 to 12/31/2015	$18.00331	$17.75463	12,377
01/01/2016 to 12/31/2016	$17.75463	$19.47200	6,112
01/01/2017 to 12/31/2017	$19.47200	$23.61157	13,354
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96403	$11.44962	1,581
01/01/2011 to 12/31/2011	$11.44962	$10.53432	7,418
01/01/2012 to 12/31/2012	$10.53432	$12.17939	11,746
01/01/2013 to 12/31/2013	$12.17939	$16.37500	13,834
01/01/2014 to 12/31/2014	$16.37500	$16.86709	8,911
01/01/2015 to 12/31/2015	$16.86709	$15.79312	4,448
01/01/2016 to 12/31/2016	$15.79312	$19.96775	4,341
01/01/2017 to 12/31/2017	$19.96775	$20.97516	6,653
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99191	$10.67665	149,329
01/01/2011 to 12/31/2011	$10.67665	$10.65472	266,540
01/01/2012 to 12/31/2012	$10.65472	$11.83249	475,448
01/01/2013 to 12/31/2013	$11.83249	$13.52713	443,196
01/01/2014 to 12/31/2014	$13.52713	$14.01453	411,298
01/01/2015 to 12/31/2015	$14.01453	$13.71900	492,705
01/01/2016 to 12/31/2016	$13.71900	$14.43746	427,053
01/01/2017 to 12/31/2017	$14.43746	$16.30462	390,069
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98556	$10.52203	6,118
01/01/2011 to 12/31/2011	$10.52203	$10.12732	8,172
01/01/2012 to 12/31/2012	$10.12732	$11.61863	16,469
01/01/2013 to 12/31/2013	$11.61863	$14.74385	26,093
01/01/2014 to 12/31/2014	$14.74385	$15.50412	26,982
01/01/2015 to 10/16/2015	$15.50412	$14.31613	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97079	$11.12002	6,691
01/01/2011 to 12/31/2011	$11.12002	$10.69680	11,909
01/01/2012 to 12/31/2012	$10.69680	$12.30683	28,363
01/01/2013 to 12/31/2013	$12.30683	$17.34416	28,564
01/01/2014 to 12/31/2014	$17.34416	$18.38761	25,643
01/01/2015 to 12/31/2015	$18.38761	$19.71659	46,847
01/01/2016 to 12/31/2016	$19.71659	$19.81433	35,240
01/01/2017 to 12/31/2017	$19.81433	$26.73565	46,051
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98582	$10.65197	0
01/01/2011 to 12/31/2011	$10.65197	$10.37192	2,227
01/01/2012 to 12/31/2012	$10.37192	$11.50870	22,943
01/01/2013 to 12/31/2013	$11.50870	$15.16117	5,996
01/01/2014 to 12/31/2014	$15.16117	$15.06632	4,983
01/01/2015 to 12/31/2015	$15.06632	$13.84838	5,973
01/01/2016 to 12/31/2016	$13.84838	$14.38178	3,245
01/01/2017 to 12/31/2017	$14.38178	$16.40297	3,136
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85947	$11.45926	13,623
01/01/2011 to 12/31/2011	$11.45926	$9.54035	34,577
01/01/2012 to 12/31/2012	$9.54035	$9.67259	53,001
01/01/2013 to 12/31/2013	$9.67259	$10.92040	43,996
01/01/2014 to 12/31/2014	$10.92040	$9.79216	39,775
01/01/2015 to 12/31/2015	$9.79216	$7.73678	35,604
01/01/2016 to 12/31/2016	$7.73678	$9.43444	39,959
01/01/2017 to 12/31/2017	$9.43444	$10.18362	41,257
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97990	$10.29578	3,814
01/01/2011 to 12/31/2011	$10.29578	$10.49029	11,167
01/01/2012 to 12/31/2012	$10.49029	$10.80078	20,402
01/01/2013 to 12/31/2013	$10.80078	$10.17186	21,648
01/01/2014 to 12/31/2014	$10.17186	$10.00855	13,134
01/01/2015 to 12/31/2015	$10.00855	$9.34112	28,208
01/01/2016 to 12/31/2016	$9.34112	$9.53909	29,216
01/01/2017 to 12/31/2017	$9.53909	$9.52505	29,084
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98848	$11.48400	1,511
01/01/2011 to 12/31/2011	$11.48400	$10.84971	3,757
01/01/2012 to 12/31/2012	$10.84971	$12.57064	1,701
01/01/2013 to 12/31/2013	$12.57064	$16.28775	3,349
01/01/2014 to 12/31/2014	$16.28775	$18.32341	2,704
01/01/2015 to 12/31/2015	$18.32341	$16.74458	4,221
01/01/2016 to 12/31/2016	$16.74458	$18.67863	3,436
01/01/2017 to 12/31/2017	$18.67863	$21.66516	5,480
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.80715	15,394
01/01/2012 to 12/31/2012	$8.80715	$9.56607	22,128
01/01/2013 to 12/31/2013	$9.56607	$11.27958	99,211
01/01/2014 to 12/31/2014	$11.27958	$11.64456	143,326
01/01/2015 to 12/31/2015	$11.64456	$11.32210	95,374
01/01/2016 to 12/31/2016	$11.32210	$11.80216	87,057
01/01/2017 to 12/31/2017	$11.80216	$13.11908	81,442

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99821	$10.38458	12,679
01/01/2011 to 12/31/2011	$10.38458	$10.77399	22,345
01/01/2012 to 12/31/2012	$10.77399	$11.36989	33,064
01/01/2013 to 12/31/2013	$11.36989	$10.95942	42,177
01/01/2014 to 12/31/2014	$10.95942	$11.49564	38,210
01/01/2015 to 12/31/2015	$11.49564	$11.38757	78,360
01/01/2016 to 12/31/2016	$11.38757	$11.71721	78,578
01/01/2017 to 12/31/2017	$11.71721	$12.18917	85,497
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97074	$10.62446	67,248
01/01/2011 to 12/31/2011	$10.62446	$10.22267	110,382
01/01/2012 to 09/21/2012	$10.22267	$11.41047	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO II OR GRO Plus II (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96734	$10.75915	185,308
01/01/2011 to 12/31/2011	$10.75915	$10.22743	96,829
01/01/2012 to 12/31/2012	$10.22743	$11.24170	88,194
01/01/2013 to 12/31/2013	$11.24170	$12.07242	95,649
01/01/2014 to 12/31/2014	$12.07242	$12.23882	34,666
01/01/2015 to 12/31/2015	$12.23882	$11.56645	9,592
01/01/2016 to 12/31/2016	$11.56645	$12.01088	6,218
01/01/2017 to 12/31/2017	$12.01088	$13.20557	6,091
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97803	$10.86460	117,048
01/01/2011 to 12/31/2011	$10.86460	$10.62155	73,760
01/01/2012 to 12/31/2012	$10.62155	$11.78720	62,227
01/01/2013 to 12/31/2013	$11.78720	$13.41606	28,060
01/01/2014 to 12/31/2014	$13.41606	$13.90094	28,582
01/01/2015 to 12/31/2015	$13.90094	$13.68317	16,494
01/01/2016 to 12/31/2016	$13.68317	$14.31201	10,868
01/01/2017 to 12/31/2017	$14.31201	$16.34238	12,277
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00656	$10.75988	2,065
01/01/2011 to 12/31/2011	$10.75988	$10.88276	1,425
01/01/2012 to 05/04/2012	$10.88276	$11.79572	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98830	$10.71761	153,190
01/01/2011 to 12/31/2011	$10.71761	$10.33893	82,217
01/01/2012 to 12/31/2012	$10.33893	$11.35513	76,581
01/01/2013 to 12/31/2013	$11.35513	$13.04513	111,378
01/01/2014 to 12/31/2014	$13.04513	$13.56935	82,848
01/01/2015 to 12/31/2015	$13.56935	$13.31353	44,842
01/01/2016 to 12/31/2016	$13.31353	$13.82021	36,246
01/01/2017 to 12/31/2017	$13.82021	$15.50812	30,637
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	1,293
01/01/2012 to 12/31/2012	$9.12313	$9.96798	3,311
01/01/2013 to 12/31/2013	$9.96798	$10.79016	4,408
01/01/2014 to 12/31/2014	$10.79016	$11.05246	2,581
01/01/2015 to 12/31/2015	$11.05246	$10.46885	2,487
01/01/2016 to 12/31/2016	$10.46885	$10.93501	2,153
01/01/2017 to 12/31/2017	$10.93501	$12.02559	1,932
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.44912	0
01/01/2014 to 12/31/2014	$10.44912	$10.56864	129
01/01/2015 to 12/31/2015	$10.56864	$10.34835	0
01/01/2016 to 12/31/2016	$10.34835	$10.74725	0
01/01/2017 to 04/28/2017	$10.74725	$11.10404	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00747	$10.04881	40,641
01/01/2011 to 12/31/2011	$10.04881	$10.03369	47,814
01/01/2012 to 12/31/2012	$10.03369	$10.25741	33,986
01/01/2013 to 12/31/2013	$10.25741	$9.79857	9,824
01/01/2014 to 12/31/2014	$9.79857	$9.55887	6,441
01/01/2015 to 12/31/2015	$9.55887	$9.37935	3,704
01/01/2016 to 12/31/2016	$9.37935	$9.30932	3,665
01/01/2017 to 12/31/2017	$9.30932	$9.24584	3,264
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00639	$10.32046	154,934
01/01/2011 to 12/31/2011	$10.32046	$10.39873	115,836
01/01/2012 to 12/31/2012	$10.39873	$11.10057	100,237
01/01/2013 to 12/31/2013	$11.10057	$10.64048	46,151
01/01/2014 to 12/31/2014	$10.64048	$10.82998	36,920
01/01/2015 to 12/31/2015	$10.82998	$10.35248	20,181
01/01/2016 to 12/31/2016	$10.35248	$10.53723	21,306
01/01/2017 to 12/31/2017	$10.53723	$10.73914	16,233
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99805	$10.55169	18,647
01/01/2011 to 12/31/2011	$10.55169	$11.47979	555,460
01/01/2012 to 12/31/2012	$11.47979	$11.78349	524,477
01/01/2013 to 12/31/2013	$11.78349	$11.26985	298,676
01/01/2014 to 12/31/2014	$11.26985	$11.16231	180,932
01/01/2015 to 12/31/2015	$11.16231	$10.91805	164,030
01/01/2016 to 12/31/2016	$10.91805	$10.78564	182,290
01/01/2017 to 12/31/2017	$10.78564	$10.61031	0
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00675	$10.59439	0
01/01/2011 to 12/31/2011	$10.59439	$11.75078	626,664
01/01/2012 to 12/31/2012	$11.75078	$12.13006	563,765
01/01/2013 to 12/31/2013	$12.13006	$11.47274	370,656
01/01/2014 to 12/31/2014	$11.47274	$11.50141	220,378
01/01/2015 to 12/31/2015	$11.50141	$11.32213	131,328
01/01/2016 to 12/31/2016	$11.32213	$11.23460	121,006
01/01/2017 to 12/31/2017	$11.23460	$11.04939	168,138
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99805	$10.59732	0
01/01/2011 to 12/31/2011	$10.59732	$12.00179	0
01/01/2012 to 12/31/2012	$12.00179	$12.40605	53,074
01/01/2013 to 12/31/2013	$12.40605	$11.52925	22,017
01/01/2014 to 12/31/2014	$11.52925	$11.73842	14,992
01/01/2015 to 12/31/2015	$11.73842	$11.58535	11,358
01/01/2016 to 12/31/2016	$11.58535	$11.47742	12,829
01/01/2017 to 12/31/2017	$11.47742	$11.29346	32,672
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00887	$10.62787	0
01/01/2011 to 12/31/2011	$10.62787	$12.31691	575
01/01/2012 to 12/31/2012	$12.31691	$12.78702	763
01/01/2013 to 12/31/2013	$12.78702	$11.67293	121,981
01/01/2014 to 12/31/2014	$11.67293	$12.10070	116,130
01/01/2015 to 12/31/2015	$12.10070	$11.99679	136,989
01/01/2016 to 12/31/2016	$11.99679	$11.94466	134,479
01/01/2017 to 12/31/2017	$11.94466	$11.76792	54,481

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00780	$10.72931	0
01/01/2011 to 12/31/2011	$10.72931	$12.60470	335,574
01/01/2012 to 12/31/2012	$12.60470	$13.14422	284,935
01/01/2013 to 12/31/2013	$13.14422	$11.93675	117,654
01/01/2014 to 12/31/2014	$11.93675	$12.55155	189,756
01/01/2015 to 12/31/2015	$12.55155	$12.47514	167,554
01/01/2016 to 12/31/2016	$12.47514	$12.43034	142,592
01/01/2017 to 12/31/2017	$12.43034	$12.33085	83,983
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	67,199
01/01/2012 to 12/31/2012	$11.95342	$12.35456	108,647
01/01/2013 to 12/31/2013	$12.35456	$10.88848	33,852
01/01/2014 to 12/31/2014	$10.88848	$11.73515	19,592
01/01/2015 to 12/31/2015	$11.73515	$11.69959	63,969
01/01/2016 to 12/31/2016	$11.69959	$11.63394	34,078
01/01/2017 to 12/31/2017	$11.63394	$11.53948	16,272
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	4,376
01/01/2013 to 12/31/2013	$10.34068	$9.06777	217,402
01/01/2014 to 12/31/2014	$9.06777	$9.97216	99,935
01/01/2015 to 12/31/2015	$9.97216	$10.00163	5,743
01/01/2016 to 12/31/2016	$10.00163	$9.95378	1,777
01/01/2017 to 12/31/2017	$9.95378	$9.88524	688
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	16,462
01/01/2014 to 12/31/2014	$8.70047	$9.73572	13,118
01/01/2015 to 12/31/2015	$9.73572	$9.77696	0
01/01/2016 to 12/31/2016	$9.77696	$9.72967	0
01/01/2017 to 12/31/2017	$9.72967	$9.66150	4,186
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	4,701
01/01/2015 to 12/31/2015	$11.23968	$11.19491	152,104
01/01/2016 to 12/31/2016	$11.19491	$11.20268	0
01/01/2017 to 12/31/2017	$11.20268	$11.14026	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	3,985
01/01/2016 to 12/31/2016	$9.88219	$9.85094	111,541
01/01/2017 to 12/31/2017	$9.85094	$9.85289	93,822
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	108,435
01/01/2017 to 12/31/2017	$9.82430	$9.85162	61,283
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	0
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97121	$10.52793	2,935
01/01/2011 to 12/31/2011	$10.52793	$9.67715	2,447
01/01/2012 to 12/31/2012	$9.67715	$10.69994	978
01/01/2013 to 12/31/2013	$10.69994	$13.73255	2,485
01/01/2014 to 12/31/2014	$13.73255	$14.78649	2,114
01/01/2015 to 12/31/2015	$14.78649	$13.75092	1,089
01/01/2016 to 12/31/2016	$13.75092	$15.27430	1,876
01/01/2017 to 04/28/2017	$15.27430	$15.78707	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97721	$10.79804	143,748
01/01/2011 to 12/31/2011	$10.79804	$10.28877	87,748
01/01/2012 to 12/31/2012	$10.28877	$11.42534	73,901
01/01/2013 to 12/31/2013	$11.42534	$13.68738	102,441
01/01/2014 to 12/31/2014	$13.68738	$14.30069	49,309
01/01/2015 to 12/31/2015	$14.30069	$14.03913	27,499
01/01/2016 to 12/31/2016	$14.03913	$14.64727	21,917
01/01/2017 to 12/31/2017	$14.64727	$16.86301	23,476
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	107
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	0
01/01/2017 to 12/31/2017	$13.58705	$15.71061	0
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95944	$11.74760	9,018
01/01/2011 to 12/31/2011	$11.74760	$12.22807	5,827
01/01/2012 to 12/31/2012	$12.22807	$13.77283	5,823
01/01/2013 to 12/31/2013	$13.77283	$13.87061	5,701
01/01/2014 to 12/31/2014	$13.87061	$17.73201	4,054
01/01/2015 to 12/31/2015	$17.73201	$18.15410	2,480
01/01/2016 to 12/31/2016	$18.15410	$18.58231	1,922
01/01/2017 to 12/31/2017	$18.58231	$19.28015	1,046
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99805	$9.64227	0
01/01/2014 to 12/31/2014	$9.64227	$9.89604	0
01/01/2015 to 12/31/2015	$9.89604	$9.65408	0
01/01/2016 to 12/31/2016	$9.65408	$9.85845	0
01/01/2017 to 04/28/2017	$9.85845	$10.03966	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.84623	20,555
01/01/2011 to 12/31/2011	$10.84623	$10.32992	11,247
01/01/2012 to 12/31/2012	$10.32992	$11.46220	9,628
01/01/2013 to 12/31/2013	$11.46220	$13.34461	4,984
01/01/2014 to 12/31/2014	$13.34461	$13.77627	3,281
01/01/2015 to 10/16/2015	$13.77627	$13.66476	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97552	$10.97934	136,701
01/01/2011 to 12/31/2011	$10.97934	$10.56045	77,109
01/01/2012 to 12/31/2012	$10.56045	$11.40861	65,481
01/01/2013 to 12/31/2013	$11.40861	$12.78490	42,479
01/01/2014 to 12/31/2014	$12.78490	$12.87792	28,537
01/01/2015 to 12/31/2015	$12.87792	$12.69991	18,601
01/01/2016 to 12/31/2016	$12.69991	$12.92967	14,374
01/01/2017 to 12/31/2017	$12.92967	$14.70656	26,275
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.69629	79,636
01/01/2013 to 12/31/2013	$10.69629	$13.00109	25,285
01/01/2014 to 12/31/2014	$13.00109	$13.09901	22,931
01/01/2015 to 10/16/2015	$13.09901	$12.48042	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99805	$10.76406	12,922
01/01/2014 to 12/31/2014	$10.76406	$10.78007	9,857
01/01/2015 to 10/16/2015	$10.78007	$10.23170	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96972	$11.50809	1,396
01/01/2011 to 12/31/2011	$11.50809	$10.67179	2,086
01/01/2012 to 12/31/2012	$10.67179	$13.21390	1,064
01/01/2013 to 12/31/2013	$13.21390	$13.46442	707
01/01/2014 to 12/31/2014	$13.46442	$14.97880	736
01/01/2015 to 12/31/2015	$14.97880	$14.61374	537
01/01/2016 to 12/31/2016	$14.61374	$14.39889	301
01/01/2017 to 12/31/2017	$14.39889	$15.59219	249
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01805	$10.74596	2,650
01/01/2011 to 12/31/2011	$10.74596	$10.07859	2,071
01/01/2012 to 12/31/2012	$10.07859	$11.78655	1,091
01/01/2013 to 12/31/2013	$11.78655	$14.93261	465
01/01/2014 to 02/07/2014	$14.93261	$14.67933	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99129	$10.73041	17,015
01/01/2011 to 12/31/2011	$10.73041	$9.90037	7,369
01/01/2012 to 12/31/2012	$9.90037	$11.56865	6,962
01/01/2013 to 12/31/2013	$11.56865	$15.08617	3,028
01/01/2014 to 12/31/2014	$15.08617	$16.66640	2,752
01/01/2015 to 12/31/2015	$16.66640	$15.52266	2,201
01/01/2016 to 12/31/2016	$15.52266	$16.90821	1,989
01/01/2017 to 12/31/2017	$16.90821	$18.12133	1,638
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01937	$11.37927	3,876
01/01/2011 to 12/31/2011	$11.37927	$10.78139	4,165
01/01/2012 to 12/31/2012	$10.78139	$12.59264	2,016
01/01/2013 to 12/31/2013	$12.59264	$16.25531	524
01/01/2014 to 12/31/2014	$16.25531	$17.70310	555
01/01/2015 to 12/31/2015	$17.70310	$16.30419	2,212
01/01/2016 to 12/31/2016	$16.30419	$16.18383	1,054
01/01/2017 to 12/31/2017	$16.18383	$20.08625	1,573
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98779	$10.66728	98,417
01/01/2011 to 12/31/2011	$10.66728	$10.36422	46,138
01/01/2012 to 12/31/2012	$10.36422	$11.14546	41,182
01/01/2013 to 12/31/2013	$11.14546	$11.95250	11,414
01/01/2014 to 12/31/2014	$11.95250	$12.14325	14,332
01/01/2015 to 12/31/2015	$12.14325	$11.75007	7,803
01/01/2016 to 12/31/2016	$11.75007	$12.07766	5,331
01/01/2017 to 12/31/2017	$12.07766	$13.24345	7,274
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96468	$11.45406	13,519
01/01/2011 to 12/31/2011	$11.45406	$11.33091	5,844
01/01/2012 to 12/31/2012	$11.33091	$12.80029	4,705
01/01/2013 to 12/31/2013	$12.80029	$17.35113	3,847
01/01/2014 to 12/31/2014	$17.35113	$18.16301	2,839
01/01/2015 to 12/31/2015	$18.16301	$16.76174	1,868
01/01/2016 to 12/31/2016	$16.76174	$20.34844	1,499
01/01/2017 to 12/31/2017	$20.34844	$22.29353	594

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99805	$9.81187	6,611
01/01/2011 to 12/31/2011	$9.81187	$9.58392	132,278
01/01/2012 to 12/31/2012	$9.58392	$9.35920	19,325
01/01/2013 to 12/31/2013	$9.35920	$9.13913	6,955
01/01/2014 to 12/31/2014	$9.13913	$8.92450	716
01/01/2015 to 12/31/2015	$8.92450	$8.71476	1,176
01/01/2016 to 12/31/2016	$8.71476	$8.51057	1,706
01/01/2017 to 12/31/2017	$8.51057	$8.33954	1,358
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98402	$10.72872	17,354
01/01/2011 to 12/31/2011	$10.72872	$10.80943	9,978
01/01/2012 to 12/31/2012	$10.80943	$12.01952	6,785
01/01/2013 to 12/31/2013	$12.01952	$12.57980	3,878
01/01/2014 to 12/31/2014	$12.57980	$12.59830	3,947
01/01/2015 to 12/31/2015	$12.59830	$11.86381	2,449
01/01/2016 to 12/31/2016	$11.86381	$13.36939	2,444
01/01/2017 to 12/31/2017	$13.36939	$14.03154	1,156
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99003	$10.58525	4,210
01/01/2011 to 12/31/2011	$10.58525	$9.90441	384
01/01/2012 to 12/31/2012	$9.90441	$11.30444	133
01/01/2013 to 12/31/2013	$11.30444	$15.43913	1,556
01/01/2014 to 12/31/2014	$15.43913	$17.14880	892
01/01/2015 to 12/31/2015	$17.14880	$15.43354	413
01/01/2016 to 12/31/2016	$15.43354	$18.06897	173
01/01/2017 to 12/31/2017	$18.06897	$21.03225	82
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92888	$11.22148	1,693
01/01/2011 to 12/31/2011	$11.22148	$9.54183	944
01/01/2012 to 12/31/2012	$9.54183	$11.21495	732
01/01/2013 to 12/31/2013	$11.21495	$13.03848	512
01/01/2014 to 12/31/2014	$13.03848	$12.02858	659
01/01/2015 to 12/31/2015	$12.02858	$12.11568	492
01/01/2016 to 12/31/2016	$12.11568	$11.38457	379
01/01/2017 to 12/31/2017	$11.38457	$15.05653	369
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92875	$10.76157	2,758
01/01/2011 to 12/31/2011	$10.76157	$9.19006	1,975
01/01/2012 to 12/31/2012	$9.19006	$10.47035	1,301
01/01/2013 to 12/31/2013	$10.47035	$12.21478	680
01/01/2014 to 12/31/2014	$12.21478	$11.12807	699
01/01/2015 to 12/31/2015	$11.12807	$10.95534	675
01/01/2016 to 12/31/2016	$10.95534	$10.76057	573
01/01/2017 to 12/31/2017	$10.76057	$12.90565	429
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97628	$10.83775	43,448
01/01/2011 to 12/31/2011	$10.83775	$10.52321	18,052
01/01/2012 to 12/31/2012	$10.52321	$11.67143	21,303
01/01/2013 to 12/31/2013	$11.67143	$13.25283	4,218
01/01/2014 to 12/31/2014	$13.25283	$13.76509	3,111
01/01/2015 to 12/31/2015	$13.76509	$13.30082	1,118
01/01/2016 to 12/31/2016	$13.30082	$13.66665	1,030
01/01/2017 to 12/31/2017	$13.66665	$15.60933	1,414

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92140	$10.52447	13,717
01/01/2011 to 12/31/2011	$10.52447	$9.33702	5,393
01/01/2012 to 12/31/2012	$9.33702	$11.11487	4,023
01/01/2013 to 12/31/2013	$11.11487	$12.52096	1,803
01/01/2014 to 12/31/2014	$12.52096	$11.44842	1,829
01/01/2015 to 12/31/2015	$11.44842	$10.86689	1,012
01/01/2016 to 12/31/2016	$10.86689	$10.81712	1,065
01/01/2017 to 12/31/2017	$10.81712	$13.69403	769
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.55438	51,663
01/01/2011 to 12/31/2011	$10.55438	$10.33075	23,238
01/01/2012 to 12/31/2012	$10.33075	$11.16896	21,393
01/01/2013 to 12/31/2013	$11.16896	$12.10980	6,502
01/01/2014 to 12/31/2014	$12.10980	$12.46955	6,355
01/01/2015 to 12/31/2015	$12.46955	$12.15423	2,444
01/01/2016 to 12/31/2016	$12.15423	$12.32480	2,314
01/01/2017 to 12/31/2017	$12.32480	$13.49737	2,421
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97090	$10.74258	0
01/01/2011 to 12/31/2011	$10.74258	$10.56007	0
01/01/2012 to 12/31/2012	$10.56007	$11.87760	0
01/01/2013 to 12/31/2013	$11.87760	$15.83137	299
01/01/2014 to 12/31/2014	$15.83137	$16.92852	166
01/01/2015 to 12/31/2015	$16.92852	$18.28864	1,140
01/01/2016 to 12/31/2016	$18.28864	$17.59833	0
01/01/2017 to 12/31/2017	$17.59833	$23.34383	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99215	$11.27007	16,985
01/01/2011 to 12/31/2011	$11.27007	$10.90506	10,893
01/01/2012 to 12/31/2012	$10.90506	$11.95463	7,333
01/01/2013 to 12/31/2013	$11.95463	$15.94779	4,490
01/01/2014 to 12/31/2014	$15.94779	$17.22216	3,399
01/01/2015 to 12/31/2015	$17.22216	$18.51127	2,126
01/01/2016 to 12/31/2016	$18.51127	$19.08542	1,738
01/01/2017 to 12/31/2017	$19.08542	$24.78696	2,418
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98822	$10.78752	28,510
01/01/2011 to 12/31/2011	$10.78752	$11.60598	20,013
01/01/2012 to 12/31/2012	$11.60598	$12.00483	30,577
01/01/2013 to 12/31/2013	$12.00483	$11.48813	12,141
01/01/2014 to 12/31/2014	$11.48813	$11.93491	9,385
01/01/2015 to 12/31/2015	$11.93491	$11.58634	5,880
01/01/2016 to 12/31/2016	$11.58634	$11.60912	5,264
01/01/2017 to 12/31/2017	$11.60912	$11.71715	1,495
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98718	$10.86071	16,452
01/01/2011 to 12/31/2011	$10.86071	$10.27356	13,322
01/01/2012 to 12/31/2012	$10.27356	$12.34700	9,873
01/01/2013 to 12/31/2013	$12.34700	$15.38878	8,693
01/01/2014 to 12/31/2014	$15.38878	$15.57270	6,054
01/01/2015 to 12/31/2015	$15.57270	$14.98399	5,383
01/01/2016 to 12/31/2016	$14.98399	$15.67330	3,168
01/01/2017 to 12/31/2017	$15.67330	$18.95502	3,021

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.83645	4,066
01/01/2011 to 12/31/2011	$10.83645	$10.51928	1,160
01/01/2012 to 12/31/2012	$10.51928	$12.02656	1,794
01/01/2013 to 12/31/2013	$12.02656	$16.05490	2,220
01/01/2014 to 12/31/2014	$16.05490	$17.04320	1,538
01/01/2015 to 12/31/2015	$17.04320	$17.84580	227
01/01/2016 to 12/31/2016	$17.84580	$17.76054	570
01/01/2017 to 12/31/2017	$17.76054	$22.67055	416
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	1,819
01/01/2014 to 12/31/2014	$13.35750	$14.37634	1,076
01/01/2015 to 12/31/2015	$14.37634	$13.93693	867
01/01/2016 to 12/31/2016	$13.93693	$15.44031	721
01/01/2017 to 12/31/2017	$15.44031	$17.69317	177
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02796	$10.05835	0
01/01/2012 to 12/31/2012	$10.05835	$10.30028	2,207
01/01/2013 to 12/31/2013	$10.30028	$9.77326	0
01/01/2014 to 12/31/2014	$9.77326	$10.03530	0
01/01/2015 to 10/16/2015	$10.03530	$9.95175	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95834	$11.88608	2,995
01/01/2011 to 12/31/2011	$11.88608	$11.80292	5,072
01/01/2012 to 12/31/2012	$11.80292	$12.95221	5,156
01/01/2013 to 12/31/2013	$12.95221	$16.77251	4,148
01/01/2014 to 12/31/2014	$16.77251	$17.67872	3,103
01/01/2015 to 10/16/2015	$17.67872	$18.02624	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97247	$11.39120	6,432
01/01/2011 to 04/29/2011	$11.39120	$12.74737	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99060	$11.19874	3,119
01/01/2011 to 12/31/2011	$11.19874	$10.66429	2,984
01/01/2012 to 12/31/2012	$10.66429	$12.19697	1,459
01/01/2013 to 12/31/2013	$12.19697	$16.91385	4,673
01/01/2014 to 12/31/2014	$16.91385	$18.87003	4,378
01/01/2015 to 12/31/2015	$18.87003	$17.38782	3,132
01/01/2016 to 12/31/2016	$17.38782	$20.07581	2,441
01/01/2017 to 12/31/2017	$20.07581	$22.30878	1,106
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	1,294
01/01/2013 to 12/31/2013	$10.27384	$11.93003	0
01/01/2014 to 12/31/2014	$11.93003	$12.24836	0
01/01/2015 to 12/31/2015	$12.24836	$11.81199	0
01/01/2016 to 12/31/2016	$11.81199	$12.03362	0
01/01/2017 to 12/31/2017	$12.03362	$13.68971	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93852	$11.63809	11,221
01/01/2011 to 12/31/2011	$11.63809	$9.06103	5,285
01/01/2012 to 12/31/2012	$9.06103	$10.43410	3,327
01/01/2013 to 12/31/2013	$10.43410	$10.21164	1,870
01/01/2014 to 12/31/2014	$10.21164	$9.50471	873
01/01/2015 to 12/31/2015	$9.50471	$7.72875	440
01/01/2016 to 12/31/2016	$7.72875	$8.48048	180
01/01/2017 to 12/31/2017	$8.48048	$10.46629	156
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98901	$10.56322	388,380
01/01/2011 to 12/31/2011	$10.56322	$10.41816	266,866
01/01/2012 to 12/31/2012	$10.41816	$11.22833	246,854
01/01/2013 to 12/31/2013	$11.22833	$11.97456	172,769
01/01/2014 to 12/31/2014	$11.97456	$12.36853	151,994
01/01/2015 to 12/31/2015	$12.36853	$12.09525	95,964
01/01/2016 to 12/31/2016	$12.09525	$12.46418	83,331
01/01/2017 to 12/31/2017	$12.46418	$13.40507	43,017
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	6,308
01/01/2012 to 12/31/2012	$10.05822	$10.51980	1,545
01/01/2013 to 12/31/2013	$10.51980	$10.03496	3,199
01/01/2014 to 12/31/2014	$10.03496	$10.39310	2,824
01/01/2015 to 12/31/2015	$10.39310	$10.12167	2,691
01/01/2016 to 12/31/2016	$10.12167	$10.30037	946
01/01/2017 to 12/31/2017	$10.30037	$10.62931	686
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96304	$11.47182	108,323
01/01/2011 to 12/31/2011	$11.47182	$10.50641	56,271
01/01/2012 to 12/31/2012	$10.50641	$11.58467	41,626
01/01/2013 to 12/31/2013	$11.58467	$13.23852	26,013
01/01/2014 to 12/31/2014	$13.23852	$14.11648	10,317
01/01/2015 to 12/31/2015	$14.11648	$13.70023	13,173
01/01/2016 to 12/31/2016	$13.70023	$14.72957	9,950
01/01/2017 to 12/31/2017	$14.72957	$16.69976	23,640
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.85629	747
01/01/2011 to 12/31/2011	$10.85629	$10.96805	1,293
01/01/2012 to 12/31/2012	$10.96805	$12.72392	870
01/01/2013 to 12/31/2013	$12.72392	$16.45421	0
01/01/2014 to 12/31/2014	$16.45421	$18.83337	0
01/01/2015 to 12/31/2015	$18.83337	$18.95714	0
01/01/2016 to 12/31/2016	$18.95714	$21.26114	0
01/01/2017 to 12/31/2017	$21.26114	$25.38287	280
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	0
01/01/2012 to 12/31/2012	$8.85728	$9.78676	0
01/01/2013 to 12/31/2013	$9.78676	$11.69734	0
01/01/2014 to 12/31/2014	$11.69734	$12.16502	0
01/01/2015 to 12/31/2015	$12.16502	$11.89708	0
01/01/2016 to 12/31/2016	$11.89708	$12.35269	0
01/01/2017 to 12/31/2017	$12.35269	$14.25758	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98710	$10.75126	81,315
01/01/2011 to 12/31/2011	$10.75126	$10.30837	43,149
01/01/2012 to 12/31/2012	$10.30837	$11.10075	37,583
01/01/2013 to 12/31/2013	$11.10075	$12.18835	14,195
01/01/2014 to 12/31/2014	$12.18835	$12.51365	23,436
01/01/2015 to 12/31/2015	$12.51365	$12.19922	18,310
01/01/2016 to 12/31/2016	$12.19922	$12.48685	12,773
01/01/2017 to 12/31/2017	$12.48685	$14.17369	14,730
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97730	$10.93809	35,595
01/01/2011 to 12/31/2011	$10.93809	$10.42625	18,290
01/01/2012 to 12/31/2012	$10.42625	$11.79997	15,860
01/01/2013 to 12/31/2013	$11.79997	$13.60373	8,167
01/01/2014 to 12/31/2014	$13.60373	$14.00575	7,317
01/01/2015 to 12/31/2015	$14.00575	$13.60241	11,745
01/01/2016 to 12/31/2016	$13.60241	$14.18926	8,876
01/01/2017 to 04/28/2017	$14.18926	$14.72556	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98193	$10.73043	146,563
01/01/2011 to 12/31/2011	$10.73043	$10.12445	188,730
01/01/2012 to 12/31/2012	$10.12445	$10.98727	214,907
01/01/2013 to 12/31/2013	$10.98727	$12.27410	99,987
01/01/2014 to 12/31/2014	$12.27410	$12.34958	27,436
01/01/2015 to 10/16/2015	$12.34958	$11.94413	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97138	$12.11885	988
01/01/2011 to 12/31/2011	$12.11885	$10.28273	2,899
01/01/2012 to 12/31/2012	$10.28273	$12.05627	2,105
01/01/2013 to 12/31/2013	$12.05627	$16.57797	2,326
01/01/2014 to 12/31/2014	$16.57797	$16.98811	1,823
01/01/2015 to 12/31/2015	$16.98811	$16.81029	1,006
01/01/2016 to 12/31/2016	$16.81029	$17.68003	454
01/01/2017 to 12/31/2017	$17.68003	$22.04674	315
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96043	$12.57745	679
01/01/2011 to 12/31/2011	$12.57745	$12.16210	1,658
01/01/2012 to 12/31/2012	$12.16210	$13.32183	742
01/01/2013 to 12/31/2013	$13.32183	$17.58467	634
01/01/2014 to 12/31/2014	$17.58467	$17.82723	666
01/01/2015 to 12/31/2015	$17.82723	$17.54499	374
01/01/2016 to 12/31/2016	$17.54499	$19.20276	107
01/01/2017 to 12/31/2017	$19.20276	$23.23763	131
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96386	$11.43076	787
01/01/2011 to 12/31/2011	$11.43076	$10.49532	1,903
01/01/2012 to 12/31/2012	$10.49532	$12.10947	1,028
01/01/2013 to 12/31/2013	$12.10947	$16.24786	1,584
01/01/2014 to 12/31/2014	$16.24786	$16.70196	1,709
01/01/2015 to 12/31/2015	$16.70196	$15.60645	1,069
01/01/2016 to 12/31/2016	$15.60645	$19.69140	506
01/01/2017 to 12/31/2017	$19.69140	$20.64271	500

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99174	$10.65907	153,045
01/01/2011 to 12/31/2011	$10.65907	$10.61552	83,263
01/01/2012 to 12/31/2012	$10.61552	$11.76460	91,817
01/01/2013 to 12/31/2013	$11.76460	$13.42200	61,644
01/01/2014 to 12/31/2014	$13.42200	$13.87731	53,688
01/01/2015 to 12/31/2015	$13.87731	$13.55686	38,482
01/01/2016 to 12/31/2016	$13.55686	$14.23780	31,444
01/01/2017 to 12/31/2017	$14.23780	$16.04643	35,145
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98539	$10.50481	751
01/01/2011 to 12/31/2011	$10.50481	$10.09018	751
01/01/2012 to 12/31/2012	$10.09018	$11.55233	554
01/01/2013 to 12/31/2013	$11.55233	$14.62983	307
01/01/2014 to 12/31/2014	$14.62983	$15.35296	1,418
01/01/2015 to 10/16/2015	$15.35296	$14.15364	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97062	$11.10177	18,690
01/01/2011 to 12/31/2011	$11.10177	$10.65756	8,934
01/01/2012 to 12/31/2012	$10.65756	$12.23662	6,109
01/01/2013 to 12/31/2013	$12.23662	$17.21005	2,685
01/01/2014 to 12/31/2014	$17.21005	$18.20816	2,184
01/01/2015 to 12/31/2015	$18.20816	$19.48421	2,345
01/01/2016 to 12/31/2016	$19.48421	$19.54089	559
01/01/2017 to 12/31/2017	$19.54089	$26.31292	198
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98565	$10.63446	11,585
01/01/2011 to 12/31/2011	$10.63446	$10.33380	5,943
01/01/2012 to 12/31/2012	$10.33380	$11.44285	5,625
01/01/2013 to 12/31/2013	$11.44285	$15.04350	3,380
01/01/2014 to 12/31/2014	$15.04350	$14.91881	2,412
01/01/2015 to 12/31/2015	$14.91881	$13.68482	1,810
01/01/2016 to 12/31/2016	$13.68482	$14.18297	1,704
01/01/2017 to 12/31/2017	$14.18297	$16.14325	1,945
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85930	$11.44026	19,602
01/01/2011 to 12/31/2011	$11.44026	$9.50511	10,728
01/01/2012 to 12/31/2012	$9.50511	$9.61709	8,970
01/01/2013 to 12/31/2013	$9.61709	$10.83551	8,375
01/01/2014 to 12/31/2014	$10.83551	$9.69615	6,409
01/01/2015 to 12/31/2015	$9.69615	$7.64524	3,094
01/01/2016 to 12/31/2016	$7.64524	$9.30374	3,074
01/01/2017 to 12/31/2017	$9.30374	$10.02216	1,500
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97973	$10.27887	14,160
01/01/2011 to 12/31/2011	$10.27887	$10.45171	9,463
01/01/2012 to 12/31/2012	$10.45171	$10.73906	9,060
01/01/2013 to 12/31/2013	$10.73906	$10.09311	4,500
01/01/2014 to 12/31/2014	$10.09311	$9.91083	4,300
01/01/2015 to 12/31/2015	$9.91083	$9.23093	1,723
01/01/2016 to 12/31/2016	$9.23093	$9.40733	2,374
01/01/2017 to 12/31/2017	$9.40733	$9.37439	1,959

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98831	$11.46513	2,468
01/01/2011 to 12/31/2011	$11.46513	$10.80972	1,736
01/01/2012 to 12/31/2012	$10.80972	$12.49876	2,774
01/01/2013 to 12/31/2013	$12.49876	$16.16160	2,492
01/01/2014 to 12/31/2014	$16.16160	$18.14438	2,081
01/01/2015 to 12/31/2015	$18.14438	$16.54707	1,916
01/01/2016 to 12/31/2016	$16.54707	$18.42075	592
01/01/2017 to 12/31/2017	$18.42075	$21.32252	396
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.79506	1,969
01/01/2012 to 12/31/2012	$8.79506	$9.53337	4,106
01/01/2013 to 12/31/2013	$9.53337	$11.21815	54,046
01/01/2014 to 12/31/2014	$11.21815	$11.55756	40,635
01/01/2015 to 12/31/2015	$11.55756	$11.21457	11,841
01/01/2016 to 12/31/2016	$11.21457	$11.66623	7,179
01/01/2017 to 12/31/2017	$11.66623	$12.94158	2,437
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99805	$10.36763	19,138
01/01/2011 to 12/31/2011	$10.36763	$10.73432	10,239
01/01/2012 to 12/31/2012	$10.73432	$11.30483	8,960
01/01/2013 to 12/31/2013	$11.30483	$10.87439	8,000
01/01/2014 to 12/31/2014	$10.87439	$11.38303	6,442
01/01/2015 to 12/31/2015	$11.38303	$11.25306	6,368
01/01/2016 to 12/31/2016	$11.25306	$11.55520	3,943
01/01/2017 to 12/31/2017	$11.55520	$11.99624	3,700
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97057	$10.60699	133,847
01/01/2011 to 12/31/2011	$10.60699	$10.18506	82,039
01/01/2012 to 09/21/2012	$10.18506	$11.35160	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5% and HAV (2.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96717	$10.74141	167,105
01/01/2011 to 12/31/2011	$10.74141	$10.18951	383,387
01/01/2012 to 12/31/2012	$10.18951	$11.17714	564,890
01/01/2013 to 12/31/2013	$11.17714	$11.97859	644,487
01/01/2014 to 12/31/2014	$11.97859	$12.11893	526,984
01/01/2015 to 12/31/2015	$12.11893	$11.42968	355,507
01/01/2016 to 12/31/2016	$11.42968	$11.84468	287,019
01/01/2017 to 12/31/2017	$11.84468	$12.99620	279,345
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97786	$10.84672	157,036
01/01/2011 to 12/31/2011	$10.84672	$10.58248	271,744
01/01/2012 to 12/31/2012	$10.58248	$11.71974	418,794
01/01/2013 to 12/31/2013	$11.71974	$13.31194	453,848
01/01/2014 to 12/31/2014	$13.31194	$13.76479	396,331
01/01/2015 to 12/31/2015	$13.76479	$13.52154	343,721
01/01/2016 to 12/31/2016	$13.52154	$14.11404	321,290
01/01/2017 to 12/31/2017	$14.11404	$16.08345	260,494
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00639	$10.74215	1,676
01/01/2011 to 12/31/2011	$10.74215	$10.84258	5,687
01/01/2012 to 05/04/2012	$10.84258	$11.74393	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98813	$10.70000	190,663
01/01/2011 to 12/31/2011	$10.70000	$10.30080	430,302
01/01/2012 to 12/31/2012	$10.30080	$11.29002	678,037
01/01/2013 to 12/31/2013	$11.29002	$12.94389	694,368
01/01/2014 to 12/31/2014	$12.94389	$13.43649	691,680
01/01/2015 to 12/31/2015	$13.43649	$13.15626	644,844
01/01/2016 to 12/31/2016	$13.15626	$13.62912	600,480
01/01/2017 to 12/31/2017	$13.62912	$15.26237	657,361
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99788	$9.11049	54,460
01/01/2012 to 12/31/2012	$9.11049	$9.93389	137,513
01/01/2013 to 12/31/2013	$9.93389	$10.73126	100,041
01/01/2014 to 12/31/2014	$10.73126	$10.96953	89,382
01/01/2015 to 12/31/2015	$10.96953	$10.36893	82,057
01/01/2016 to 12/31/2016	$10.36893	$10.80853	70,974
01/01/2017 to 12/31/2017	$10.80853	$11.86219	68,425
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99788	$10.43460	5,030
01/01/2014 to 12/31/2014	$10.43460	$10.53230	17,033
01/01/2015 to 12/31/2015	$10.53230	$10.29166	6,252
01/01/2016 to 12/31/2016	$10.29166	$10.66656	5,805
01/01/2017 to 04/28/2017	$10.66656	$11.01333	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00730	$10.03200	12,649
01/01/2011 to 12/31/2011	$10.03200	$9.99644	27,615
01/01/2012 to 12/31/2012	$9.99644	$10.19835	40,244
01/01/2013 to 12/31/2013	$10.19835	$9.72208	28,947
01/01/2014 to 12/31/2014	$9.72208	$9.46515	25,136
01/01/2015 to 12/31/2015	$9.46515	$9.26846	23,654
01/01/2016 to 12/31/2016	$9.26846	$9.18077	26,086
01/01/2017 to 12/31/2017	$9.18077	$9.09983	26,564
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00622	$10.30347	178,158
01/01/2011 to 12/31/2011	$10.30347	$10.36040	446,559
01/01/2012 to 12/31/2012	$10.36040	$11.03686	588,604
01/01/2013 to 12/31/2013	$11.03686	$10.55774	561,716
01/01/2014 to 12/31/2014	$10.55774	$10.72390	472,565
01/01/2015 to 12/31/2015	$10.72390	$10.23011	360,186
01/01/2016 to 12/31/2016	$10.23011	$10.39136	365,099
01/01/2017 to 12/31/2017	$10.39136	$10.56876	330,617
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97104	$10.51052	4,275
01/01/2011 to 12/31/2011	$10.51052	$9.64136	4,670
01/01/2012 to 12/31/2012	$9.64136	$10.63846	11,561
01/01/2013 to 12/31/2013	$10.63846	$13.62577	12,999
01/01/2014 to 12/31/2014	$13.62577	$14.64140	12,456
01/01/2015 to 12/31/2015	$14.64140	$13.58812	5,214
01/01/2016 to 12/31/2016	$13.58812	$15.06269	4,873
01/01/2017 to 04/28/2017	$15.06269	$15.55793	0
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97704	$10.78022	428,766
01/01/2011 to 12/31/2011	$10.78022	$10.25087	438,240
01/01/2012 to 12/31/2012	$10.25087	$11.35989	642,239
01/01/2013 to 12/31/2013	$11.35989	$13.58098	620,321
01/01/2014 to 12/31/2014	$13.58098	$14.16038	612,337
01/01/2015 to 12/31/2015	$14.16038	$13.87288	523,507
01/01/2016 to 12/31/2016	$13.87288	$14.44425	478,882
01/01/2017 to 12/31/2017	$14.44425	$16.59536	480,554
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99788	$11.57177	449
01/01/2014 to 12/31/2014	$11.57177	$12.81148	29,390
01/01/2015 to 12/31/2015	$12.81148	$12.03881	30,206
01/01/2016 to 12/31/2016	$12.03881	$13.48001	30,723
01/01/2017 to 12/31/2017	$13.48001	$15.55496	4,087
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95927	$11.72826	10,888
01/01/2011 to 12/31/2011	$11.72826	$12.18302	39,482
01/01/2012 to 12/31/2012	$12.18302	$13.69399	55,492
01/01/2013 to 12/31/2013	$13.69399	$13.76291	47,852
01/01/2014 to 12/31/2014	$13.76291	$17.55832	35,762
01/01/2015 to 12/31/2015	$17.55832	$17.93952	23,466
01/01/2016 to 12/31/2016	$17.93952	$18.32517	19,700
01/01/2017 to 12/31/2017	$18.32517	$18.97462	22,356

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99788	$9.62880	5,478
01/01/2014 to 12/31/2014	$9.62880	$9.86208	7,652
01/01/2015 to 12/31/2015	$9.86208	$9.60128	11,146
01/01/2016 to 12/31/2016	$9.60128	$9.78450	25,415
01/01/2017 to 04/28/2017	$9.78450	$9.95768	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.82825	39,540
01/01/2011 to 12/31/2011	$10.82825	$10.29170	70,667
01/01/2012 to 12/31/2012	$10.29170	$11.39637	129,883
01/01/2013 to 12/31/2013	$11.39637	$13.24084	143,135
01/01/2014 to 12/31/2014	$13.24084	$13.64112	148,734
01/01/2015 to 10/16/2015	$13.64112	$13.50869	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97535	$10.96121	139,021
01/01/2011 to 12/31/2011	$10.96121	$10.52141	324,059
01/01/2012 to 12/31/2012	$10.52141	$11.34301	482,045
01/01/2013 to 12/31/2013	$11.34301	$12.68539	417,352
01/01/2014 to 12/31/2014	$12.68539	$12.75150	338,779
01/01/2015 to 12/31/2015	$12.75150	$12.54940	304,348
01/01/2016 to 12/31/2016	$12.54940	$12.75032	265,834
01/01/2017 to 12/31/2017	$12.75032	$14.47297	268,133
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99788	$10.68144	355,805
01/01/2013 to 12/31/2013	$10.68144	$12.95654	294,094
01/01/2014 to 12/31/2014	$12.95654	$13.02737	277,144
01/01/2015 to 10/16/2015	$13.02737	$12.39204	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99788	$10.74896	105,009
01/01/2014 to 12/31/2014	$10.74896	$10.74289	113,304
01/01/2015 to 10/16/2015	$10.74289	$10.17990	0
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96955	$11.48897	1,723
01/01/2011 to 12/31/2011	$11.48897	$10.63223	3,863
01/01/2012 to 12/31/2012	$10.63223	$13.13795	18,728
01/01/2013 to 12/31/2013	$13.13795	$13.35955	20,687
01/01/2014 to 12/31/2014	$13.35955	$14.83165	15,089
01/01/2015 to 12/31/2015	$14.83165	$14.44049	11,072
01/01/2016 to 12/31/2016	$14.44049	$14.19912	12,992
01/01/2017 to 12/31/2017	$14.19912	$15.34444	13,921
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01788	$10.72817	9,469
01/01/2011 to 12/31/2011	$10.72817	$10.04130	16,846
01/01/2012 to 12/31/2012	$10.04130	$11.71879	19,710
01/01/2013 to 12/31/2013	$11.71879	$14.81630	33,980
01/01/2014 to 02/07/2014	$14.81630	$14.56189	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99112	$10.71271	5,638
01/01/2011 to 12/31/2011	$10.71271	$9.86385	13,198
01/01/2012 to 12/31/2012	$9.86385	$11.50241	17,570
01/01/2013 to 12/31/2013	$11.50241	$14.96894	26,365
01/01/2014 to 12/31/2014	$14.96894	$16.50300	25,185
01/01/2015 to 12/31/2015	$16.50300	$15.33892	64,253
01/01/2016 to 12/31/2016	$15.33892	$16.67407	50,428
01/01/2017 to 12/31/2017	$16.67407	$17.83401	41,445

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01920	$11.36046	29,200
01/01/2011 to 12/31/2011	$11.36046	$10.74160	62,117
01/01/2012 to 12/31/2012	$10.74160	$12.52046	96,671
01/01/2013 to 12/31/2013	$12.52046	$16.12907	82,519
01/01/2014 to 12/31/2014	$16.12907	$17.52960	60,682
01/01/2015 to 12/31/2015	$17.52960	$16.11128	68,826
01/01/2016 to 12/31/2016	$16.11128	$15.95968	55,910
01/01/2017 to 12/31/2017	$15.95968	$19.76767	48,237
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98762	$10.64973	87,771
01/01/2011 to 12/31/2011	$10.64973	$10.32607	144,330
01/01/2012 to 12/31/2012	$10.32607	$11.08158	228,824
01/01/2013 to 12/31/2013	$11.08158	$11.85958	179,460
01/01/2014 to 12/31/2014	$11.85958	$12.02421	159,537
01/01/2015 to 12/31/2015	$12.02421	$11.61107	134,942
01/01/2016 to 12/31/2016	$11.61107	$11.91045	109,723
01/01/2017 to 12/31/2017	$11.91045	$13.03329	117,075
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96451	$11.43507	25,393
01/01/2011 to 12/31/2011	$11.43507	$11.28894	62,720
01/01/2012 to 12/31/2012	$11.28894	$12.72661	87,506
01/01/2013 to 12/31/2013	$12.72661	$17.21591	90,008
01/01/2014 to 12/31/2014	$17.21591	$17.98458	74,729
01/01/2015 to 12/31/2015	$17.98458	$16.56301	57,180
01/01/2016 to 12/31/2016	$16.56301	$20.06605	41,825
01/01/2017 to 12/31/2017	$20.06605	$21.93931	46,000
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99788	$9.79566	63,528
01/01/2011 to 12/31/2011	$9.79566	$9.54851	84,199
01/01/2012 to 12/31/2012	$9.54851	$9.30541	115,353
01/01/2013 to 12/31/2013	$9.30541	$9.06810	60,476
01/01/2014 to 12/31/2014	$9.06810	$8.83676	54,210
01/01/2015 to 12/31/2015	$8.83676	$8.61154	34,669
01/01/2016 to 12/31/2016	$8.61154	$8.39252	26,286
01/01/2017 to 12/31/2017	$8.39252	$8.20709	24,255
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98385	$10.71107	10,464
01/01/2011 to 12/31/2011	$10.71107	$10.76974	25,312
01/01/2012 to 12/31/2012	$10.76974	$11.95074	42,092
01/01/2013 to 12/31/2013	$11.95074	$12.48235	37,177
01/01/2014 to 12/31/2014	$12.48235	$12.47516	35,809
01/01/2015 to 12/31/2015	$12.47516	$11.72380	29,316
01/01/2016 to 12/31/2016	$11.72380	$13.18462	31,031
01/01/2017 to 12/31/2017	$13.18462	$13.80935	25,163
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98986	$10.56785	3,073
01/01/2011 to 12/31/2011	$10.56785	$9.86786	4,706
01/01/2012 to 12/31/2012	$9.86786	$11.23968	5,624
01/01/2013 to 12/31/2013	$11.23968	$15.31917	13,869
01/01/2014 to 12/31/2014	$15.31917	$16.98076	13,064
01/01/2015 to 12/31/2015	$16.98076	$15.25097	19,401
01/01/2016 to 12/31/2016	$15.25097	$17.81880	14,159
01/01/2017 to 12/31/2017	$17.81880	$20.69864	14,795

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92871	$11.20292	3,059
01/01/2011 to 12/31/2011	$11.20292	$9.50659	5,179
01/01/2012 to 12/31/2012	$9.50659	$11.15059	8,768
01/01/2013 to 12/31/2013	$11.15059	$12.93712	7,221
01/01/2014 to 12/31/2014	$12.93712	$11.91066	7,726
01/01/2015 to 12/31/2015	$11.91066	$11.97231	6,413
01/01/2016 to 12/31/2016	$11.97231	$11.22691	6,581
01/01/2017 to 12/31/2017	$11.22691	$14.81770	11,947
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92858	$10.74384	2,395
01/01/2011 to 12/31/2011	$10.74384	$9.15621	13,169
01/01/2012 to 12/31/2012	$9.15621	$10.41033	8,567
01/01/2013 to 12/31/2013	$10.41033	$12.11990	8,888
01/01/2014 to 12/31/2014	$12.11990	$11.01907	10,138
01/01/2015 to 12/31/2015	$11.01907	$10.82589	11,231
01/01/2016 to 12/31/2016	$10.82589	$10.61173	11,975
01/01/2017 to 12/31/2017	$10.61173	$12.70121	11,483
AST Investment Grade Bond Portfolio
03/15/2010 to 12/31/2010	$10.00611	$10.54927	691
01/01/2011 to 12/31/2011	$10.54927	$11.56022	1,233,512
01/01/2012 to 12/31/2012	$11.56022	$12.32410	598,831
01/01/2013 to 12/31/2013	$12.32410	$11.62761	220,753
01/01/2014 to 12/31/2014	$11.62761	$12.09359	259,982
01/01/2015 to 12/31/2015	$12.09359	$11.92349	843,636
01/01/2016 to 12/31/2016	$11.92349	$12.10872	964,788
01/01/2017 to 12/31/2017	$12.10872	$12.30965	610,582
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97611	$10.81979	91,951
01/01/2011 to 12/31/2011	$10.81979	$10.48427	109,327
01/01/2012 to 12/31/2012	$10.48427	$11.60425	226,391
01/01/2013 to 12/31/2013	$11.60425	$13.14965	220,777
01/01/2014 to 12/31/2014	$13.14965	$13.62994	214,715
01/01/2015 to 12/31/2015	$13.62994	$13.14321	163,425
01/01/2016 to 12/31/2016	$13.14321	$13.47707	152,897
01/01/2017 to 12/31/2017	$13.47707	$15.36143	160,487
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92123	$10.50702	9,595
01/01/2011 to 12/31/2011	$10.50702	$9.30243	20,565
01/01/2012 to 12/31/2012	$9.30243	$11.05089	24,409
01/01/2013 to 12/31/2013	$11.05089	$12.42342	26,822
01/01/2014 to 12/31/2014	$12.42342	$11.33597	30,742
01/01/2015 to 12/31/2015	$11.33597	$10.73811	33,501
01/01/2016 to 12/31/2016	$10.73811	$10.66714	27,660
01/01/2017 to 12/31/2017	$10.66714	$13.47637	22,962
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.53693	85,576
01/01/2011 to 12/31/2011	$10.53693	$10.29267	209,235
01/01/2012 to 12/31/2012	$10.29267	$11.10490	402,402
01/01/2013 to 12/31/2013	$11.10490	$12.01563	253,978
01/01/2014 to 12/31/2014	$12.01563	$12.34727	214,158
01/01/2015 to 12/31/2015	$12.34727	$12.01041	149,002
01/01/2016 to 12/31/2016	$12.01041	$12.15412	99,552
01/01/2017 to 12/31/2017	$12.15412	$13.28332	92,113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97073	$10.72487	2,315
01/01/2011 to 12/31/2011	$10.72487	$10.52107	5,706
01/01/2012 to 12/31/2012	$10.52107	$11.80941	4,806
01/01/2013 to 12/31/2013	$11.80941	$15.70822	5,113
01/01/2014 to 12/31/2014	$15.70822	$16.76254	23,327
01/01/2015 to 12/31/2015	$16.76254	$18.07235	22,769
01/01/2016 to 12/31/2016	$18.07235	$17.35469	22,427
01/01/2017 to 12/31/2017	$17.35469	$22.97355	8,989
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99198	$11.25143	12,641
01/01/2011 to 12/31/2011	$11.25143	$10.86481	40,758
01/01/2012 to 12/31/2012	$10.86481	$11.88598	52,322
01/01/2013 to 12/31/2013	$11.88598	$15.82370	50,745
01/01/2014 to 12/31/2014	$15.82370	$17.05323	70,240
01/01/2015 to 12/31/2015	$17.05323	$18.29221	53,356
01/01/2016 to 12/31/2016	$18.29221	$18.82095	45,774
01/01/2017 to 12/31/2017	$18.82095	$24.39373	49,576
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98805	$10.76976	10,556
01/01/2011 to 12/31/2011	$10.76976	$11.56319	58,877
01/01/2012 to 12/31/2012	$11.56319	$11.93613	129,545
01/01/2013 to 12/31/2013	$11.93613	$11.39904	112,452
01/01/2014 to 12/31/2014	$11.39904	$11.81811	127,860
01/01/2015 to 12/31/2015	$11.81811	$11.44954	116,223
01/01/2016 to 12/31/2016	$11.44954	$11.44861	113,315
01/01/2017 to 12/31/2017	$11.44861	$11.53154	98,340
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98701	$10.84273	14,123
01/01/2011 to 12/31/2011	$10.84273	$10.23558	35,829
01/01/2012 to 12/31/2012	$10.23558	$12.27611	41,278
01/01/2013 to 12/31/2013	$12.27611	$15.26917	48,538
01/01/2014 to 12/31/2014	$15.26917	$15.42005	46,172
01/01/2015 to 12/31/2015	$15.42005	$14.80663	36,156
01/01/2016 to 12/31/2016	$14.80663	$15.45620	34,081
01/01/2017 to 12/31/2017	$15.45620	$18.65430	23,709
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.81847	956
01/01/2011 to 12/31/2011	$10.81847	$10.48037	1,182
01/01/2012 to 12/31/2012	$10.48037	$11.95756	7,563
01/01/2013 to 12/31/2013	$11.95756	$15.93010	12,126
01/01/2014 to 12/31/2014	$15.93010	$16.87598	13,399
01/01/2015 to 12/31/2015	$16.87598	$17.63447	6,406
01/01/2016 to 12/31/2016	$17.63447	$17.51439	5,337
01/01/2017 to 12/31/2017	$17.51439	$22.31073	4,170
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99788	$10.16203	0
01/01/2013 to 12/31/2013	$10.16203	$13.31998	617
01/01/2014 to 12/31/2014	$13.31998	$14.30656	3,305
01/01/2015 to 12/31/2015	$14.30656	$13.84083	7,781
01/01/2016 to 12/31/2016	$13.84083	$15.30241	9,546
01/01/2017 to 12/31/2017	$15.30241	$17.49921	20,438

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02779	$10.05481	0
01/01/2012 to 12/31/2012	$10.05481	$10.27537	16,842
01/01/2013 to 12/31/2013	$10.27537	$9.72964	23,341
01/01/2014 to 12/31/2014	$9.72964	$9.96997	20,473
01/01/2015 to 10/16/2015	$9.96997	$9.87100	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95817	$11.86655	11,338
01/01/2011 to 12/31/2011	$11.86655	$11.75941	19,822
01/01/2012 to 12/31/2012	$11.75941	$12.87796	26,818
01/01/2013 to 12/31/2013	$12.87796	$16.64225	27,499
01/01/2014 to 12/31/2014	$16.64225	$17.50544	26,908
01/01/2015 to 10/16/2015	$17.50544	$17.82061	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97230	$11.37242	4,525
01/01/2011 to 04/29/2011	$11.37242	$12.71783	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99043	$11.18014	4,673
01/01/2011 to 12/31/2011	$11.18014	$10.62477	25,948
01/01/2012 to 12/31/2012	$10.62477	$12.12678	26,715
01/01/2013 to 12/31/2013	$12.12678	$16.78206	46,134
01/01/2014 to 12/31/2014	$16.78206	$18.68475	49,552
01/01/2015 to 12/31/2015	$18.68475	$17.18186	48,138
01/01/2016 to 12/31/2016	$17.18186	$19.79743	43,931
01/01/2017 to 12/31/2017	$19.79743	$21.95442	44,472
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99788	$10.25956	27,310
01/01/2013 to 12/31/2013	$10.25956	$11.88907	52,270
01/01/2014 to 12/31/2014	$11.88907	$12.18124	34,047
01/01/2015 to 12/31/2015	$12.18124	$11.72321	27,473
01/01/2016 to 12/31/2016	$11.72321	$11.91876	27,299
01/01/2017 to 12/31/2017	$11.91876	$13.53131	28,615
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93835	$11.61895	21,085
01/01/2011 to 12/31/2011	$11.61895	$9.02763	60,459
01/01/2012 to 12/31/2012	$9.02763	$10.37436	91,217
01/01/2013 to 12/31/2013	$10.37436	$10.13235	73,842
01/01/2014 to 12/31/2014	$10.13235	$9.41159	65,537
01/01/2015 to 12/31/2015	$9.41159	$7.63727	46,399
01/01/2016 to 12/31/2016	$7.63727	$8.36307	40,536
01/01/2017 to 12/31/2017	$8.36307	$10.30031	45,808
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98884	$10.54583	731,851
01/01/2011 to 12/31/2011	$10.54583	$10.37969	1,119,963
01/01/2012 to 12/31/2012	$10.37969	$11.16393	1,628,337
01/01/2013 to 12/31/2013	$11.16393	$11.88146	1,651,127
01/01/2014 to 12/31/2014	$11.88146	$12.24708	1,234,550
01/01/2015 to 12/31/2015	$12.24708	$11.95193	986,350
01/01/2016 to 12/31/2016	$11.95193	$12.29144	847,847
01/01/2017 to 12/31/2017	$12.29144	$13.19222	804,845

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01780	$10.05469	7,064
01/01/2012 to 12/31/2012	$10.05469	$10.49452	62,139
01/01/2013 to 12/31/2013	$10.49452	$9.99029	59,655
01/01/2014 to 12/31/2014	$9.99029	$10.32553	33,572
01/01/2015 to 12/31/2015	$10.32553	$10.03524	31,862
01/01/2016 to 12/31/2016	$10.03524	$10.19159	39,156
01/01/2017 to 12/31/2017	$10.19159	$10.49564	44,399
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96287	$11.45297	87,601
01/01/2011 to 12/31/2011	$11.45297	$10.46774	169,648
01/01/2012 to 12/31/2012	$10.46774	$11.51840	293,228
01/01/2013 to 12/31/2013	$11.51840	$13.13583	266,704
01/01/2014 to 12/31/2014	$13.13583	$13.97826	276,217
01/01/2015 to 12/31/2015	$13.97826	$13.53838	450,996
01/01/2016 to 12/31/2016	$13.53838	$14.52589	385,697
01/01/2017 to 12/31/2017	$14.52589	$16.43528	622,760
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.83845	4,378
01/01/2011 to 12/31/2011	$10.83845	$10.92772	8,411
01/01/2012 to 12/31/2012	$10.92772	$12.65109	8,329
01/01/2013 to 12/31/2013	$12.65109	$16.32645	6,938
01/01/2014 to 12/31/2014	$16.32645	$18.64894	9,172
01/01/2015 to 12/31/2015	$18.64894	$18.73298	13,466
01/01/2016 to 12/31/2016	$18.73298	$20.96683	10,383
01/01/2017 to 12/31/2017	$20.96683	$24.98048	13,262
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99788	$8.84516	0
01/01/2012 to 12/31/2012	$8.84516	$9.75335	0
01/01/2013 to 12/31/2013	$9.75335	$11.63365	0
01/01/2014 to 12/31/2014	$11.63365	$12.07396	0
01/01/2015 to 12/31/2015	$12.07396	$11.78370	0
01/01/2016 to 12/31/2016	$11.78370	$12.20997	0
01/01/2017 to 12/31/2017	$12.20997	$14.06400	0
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98694	$10.73352	117,963
01/01/2011 to 12/31/2011	$10.73352	$10.27032	201,184
01/01/2012 to 12/31/2012	$10.27032	$11.03709	312,286
01/01/2013 to 12/31/2013	$11.03709	$12.09370	283,581
01/01/2014 to 12/31/2014	$12.09370	$12.39095	243,819
01/01/2015 to 12/31/2015	$12.39095	$12.05493	301,189
01/01/2016 to 12/31/2016	$12.05493	$12.31395	228,336
01/01/2017 to 12/31/2017	$12.31395	$13.94887	210,128
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97713	$10.92006	53,422
01/01/2011 to 12/31/2011	$10.92006	$10.38783	131,451
01/01/2012 to 12/31/2012	$10.38783	$11.73235	286,304
01/01/2013 to 12/31/2013	$11.73235	$13.49810	284,495
01/01/2014 to 12/31/2014	$13.49810	$13.86845	287,189
01/01/2015 to 12/31/2015	$13.86845	$13.44137	435,105
01/01/2016 to 12/31/2016	$13.44137	$13.99266	364,955
01/01/2017 to 04/28/2017	$13.99266	$14.51183	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98176	$10.71283	167,408
01/01/2011 to 12/31/2011	$10.71283	$10.08718	205,083
01/01/2012 to 12/31/2012	$10.08718	$10.92434	252,695
01/01/2013 to 12/31/2013	$10.92434	$12.17885	242,070
01/01/2014 to 12/31/2014	$12.17885	$12.22866	222,559
01/01/2015 to 10/16/2015	$12.22866	$11.80788	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97121	$12.09892	5,468
01/01/2011 to 12/31/2011	$12.09892	$10.24479	13,811
01/01/2012 to 12/31/2012	$10.24479	$11.98719	25,094
01/01/2013 to 12/31/2013	$11.98719	$16.44912	21,442
01/01/2014 to 12/31/2014	$16.44912	$16.82164	21,654
01/01/2015 to 12/31/2015	$16.82164	$16.61153	25,598
01/01/2016 to 12/31/2016	$16.61153	$17.43536	19,941
01/01/2017 to 12/31/2017	$17.43536	$21.69722	15,658
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96026	$12.55660	3,910
01/01/2011 to 12/31/2011	$12.55660	$12.11710	18,589
01/01/2012 to 12/31/2012	$12.11710	$13.24520	24,331
01/01/2013 to 12/31/2013	$13.24520	$17.44770	33,399
01/01/2014 to 12/31/2014	$17.44770	$17.65205	31,438
01/01/2015 to 12/31/2015	$17.65205	$17.33703	20,675
01/01/2016 to 12/31/2016	$17.33703	$18.93650	17,066
01/01/2017 to 12/31/2017	$18.93650	$22.86873	13,660
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96369	$11.41170	4,306
01/01/2011 to 12/31/2011	$11.41170	$10.45645	8,391
01/01/2012 to 12/31/2012	$10.45645	$12.03993	14,439
01/01/2013 to 12/31/2013	$12.03993	$16.12133	13,999
01/01/2014 to 12/31/2014	$16.12133	$16.53783	13,367
01/01/2015 to 12/31/2015	$16.53783	$15.42137	11,308
01/01/2016 to 12/31/2016	$15.42137	$19.41828	9,449
01/01/2017 to 12/31/2017	$19.41828	$20.31480	16,420
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99157	$10.64142	293,284
01/01/2011 to 12/31/2011	$10.64142	$10.57627	1,954,073
01/01/2012 to 12/31/2012	$10.57627	$11.69712	3,299,373
01/01/2013 to 12/31/2013	$11.69712	$13.31781	763,114
01/01/2014 to 12/31/2014	$13.31781	$13.74124	681,363
01/01/2015 to 12/31/2015	$13.74124	$13.39642	750,796
01/01/2016 to 12/31/2016	$13.39642	$14.04058	682,188
01/01/2017 to 12/31/2017	$14.04058	$15.79178	642,214
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98522	$10.48746	0
01/01/2011 to 12/31/2011	$10.48746	$10.05288	9,858
01/01/2012 to 12/31/2012	$10.05288	$11.48608	30,858
01/01/2013 to 12/31/2013	$11.48608	$14.51599	26,124
01/01/2014 to 12/31/2014	$14.51599	$15.20218	25,930
01/01/2015 to 10/16/2015	$15.20218	$13.99191	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97045	$11.08349	21,452
01/01/2011 to 12/31/2011	$11.08349	$10.61820	43,885
01/01/2012 to 12/31/2012	$10.61820	$12.16634	91,767
01/01/2013 to 12/31/2013	$12.16634	$17.07622	80,474
01/01/2014 to 12/31/2014	$17.07622	$18.02950	95,943
01/01/2015 to 12/31/2015	$18.02950	$19.25362	77,960
01/01/2016 to 12/31/2016	$19.25362	$19.27016	72,670
01/01/2017 to 12/31/2017	$19.27016	$25.89542	47,898
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98549	$10.61690	0
01/01/2011 to 12/31/2011	$10.61690	$10.29564	1,163
01/01/2012 to 12/31/2012	$10.29564	$11.37723	8,909
01/01/2013 to 12/31/2013	$11.37723	$14.92664	7,818
01/01/2014 to 12/31/2014	$14.92664	$14.77255	6,943
01/01/2015 to 12/31/2015	$14.77255	$13.52283	6,138
01/01/2016 to 12/31/2016	$13.52283	$13.98643	6,342
01/01/2017 to 12/31/2017	$13.98643	$15.88703	887
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85913	$11.42145	26,574
01/01/2011 to 12/31/2011	$11.42145	$9.47012	82,004
01/01/2012 to 12/31/2012	$9.47012	$9.56198	132,650
01/01/2013 to 12/31/2013	$9.56198	$10.75135	123,666
01/01/2014 to 12/31/2014	$10.75135	$9.60101	113,260
01/01/2015 to 12/31/2015	$9.60101	$7.55466	102,182
01/01/2016 to 12/31/2016	$7.55466	$9.17472	87,861
01/01/2017 to 12/31/2017	$9.17472	$9.86290	89,584
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97956	$10.26178	18,869
01/01/2011 to 12/31/2011	$10.26178	$10.41305	26,917
01/01/2012 to 12/31/2012	$10.41305	$10.67734	33,212
01/01/2013 to 12/31/2013	$10.67734	$10.01448	35,850
01/01/2014 to 12/31/2014	$10.01448	$9.81340	37,189
01/01/2015 to 12/31/2015	$9.81340	$9.12153	24,851
01/01/2016 to 12/31/2016	$9.12153	$9.27676	26,680
01/01/2017 to 12/31/2017	$9.27676	$9.22539	27,265
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98814	$11.44613	2,679
01/01/2011 to 12/31/2011	$11.44613	$10.76972	3,745
01/01/2012 to 12/31/2012	$10.76972	$12.42677	6,508
01/01/2013 to 12/31/2013	$12.42677	$16.03553	7,960
01/01/2014 to 12/31/2014	$16.03553	$17.96585	7,644
01/01/2015 to 12/31/2015	$17.96585	$16.35067	11,504
01/01/2016 to 12/31/2016	$16.35067	$18.16496	7,439
01/01/2017 to 12/31/2017	$18.16496	$20.98354	10,185
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99788	$8.78290	31,332
01/01/2012 to 12/31/2012	$8.78290	$9.50078	102,605
01/01/2013 to 12/31/2013	$9.50078	$11.15692	196,948
01/01/2014 to 12/31/2014	$11.15692	$11.47081	145,181
01/01/2015 to 12/31/2015	$11.47081	$11.10762	95,336
01/01/2016 to 12/31/2016	$11.10762	$11.53132	91,121
01/01/2017 to 12/31/2017	$11.53132	$12.76572	89,852

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99788	$10.35050	34,357
01/01/2011 to 12/31/2011	$10.35050	$10.69471	61,487
01/01/2012 to 12/31/2012	$10.69471	$11.24000	116,777
01/01/2013 to 12/31/2013	$11.24000	$10.78980	114,182
01/01/2014 to 12/31/2014	$10.78980	$11.27131	116,760
01/01/2015 to 12/31/2015	$11.27131	$11.11973	126,171
01/01/2016 to 12/31/2016	$11.11973	$11.39493	113,409
01/01/2017 to 12/31/2017	$11.39493	$11.80569	104,070
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97040	$10.58950	112,923
01/01/2011 to 12/31/2011	$10.58950	$10.14747	235,701
01/01/2012 to 09/21/2012	$10.14747	$11.29289	0
*Denotes the start date of these sub-accounts

PREMIER RETIREMENT C SERIES
Pruco Life Insurance Company
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV and HD GRO II OR HAV and GRO Plus II (2.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96700	$10.72366	14,796
01/01/2011 to 12/31/2011	$10.72366	$10.15189	10,827
01/01/2012 to 12/31/2012	$10.15189	$11.11296	5,779
01/01/2013 to 12/31/2013	$11.11296	$11.88536	3,725
01/01/2014 to 12/31/2014	$11.88536	$11.99986	1,487
01/01/2015 to 12/31/2015	$11.99986	$11.29417	1,923
01/01/2016 to 12/31/2016	$11.29417	$11.68032	2,867
01/01/2017 to 12/31/2017	$11.68032	$12.78972	1,583
AST Advanced Strategies Portfolio
03/15/2010 to 12/31/2010	$9.97769	$10.82881	11,460
01/01/2011 to 12/31/2011	$10.82881	$10.54338	8,150
01/01/2012 to 12/31/2012	$10.54338	$11.65245	5,525
01/01/2013 to 12/31/2013	$11.65245	$13.20831	3,632
01/01/2014 to 12/31/2014	$13.20831	$13.62968	1,564
01/01/2015 to 12/31/2015	$13.62968	$13.36129	1,900
01/01/2016 to 12/31/2016	$13.36129	$13.91825	2,493
01/01/2017 to 12/31/2017	$13.91825	$15.82794	1,381
AST American Century Income & Growth Portfolio
03/15/2010 to 12/31/2010	$10.00622	$10.72434	0
01/01/2011 to 12/31/2011	$10.72434	$10.80251	0
01/01/2012 to 05/04/2012	$10.80251	$11.69228	0
AST Balanced Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98796	$10.68235	11,196
01/01/2011 to 12/31/2011	$10.68235	$10.26283	16,878
01/01/2012 to 12/31/2012	$10.26283	$11.22520	11,503
01/01/2013 to 12/31/2013	$11.22520	$12.84311	5,250
01/01/2014 to 12/31/2014	$12.84311	$13.30447	3,854
01/01/2015 to 12/31/2015	$13.30447	$13.00016	1,831
01/01/2016 to 12/31/2016	$13.00016	$13.43988	800
01/01/2017 to 12/31/2017	$13.43988	$15.01980	4,180
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99771	$9.09799	557
01/01/2012 to 12/31/2012	$9.09799	$9.89982	0
01/01/2013 to 12/31/2013	$9.89982	$10.67248	4,717
01/01/2014 to 12/31/2014	$10.67248	$10.88710	4,586
01/01/2015 to 12/31/2015	$10.88710	$10.26996	15
01/01/2016 to 12/31/2016	$10.26996	$10.68352	8
01/01/2017 to 12/31/2017	$10.68352	$11.70097	13
AST BlackRock iShares ETF Portfolio
04/29/2013* to 12/31/2013	$9.99771	$10.41997	0
01/01/2014 to 12/31/2014	$10.41997	$10.49600	0
01/01/2015 to 12/31/2015	$10.49600	$10.23519	0
01/01/2016 to 12/31/2016	$10.23519	$10.58628	0
01/01/2017 to 04/28/2017	$10.58628	$10.92310	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
03/15/2010 to 12/31/2010	$10.00713	$10.01555	12,555
01/01/2011 to 12/31/2011	$10.01555	$9.95961	6,956
01/01/2012 to 12/31/2012	$9.95961	$10.14002	5,512
01/01/2013 to 12/31/2013	$10.14002	$9.64682	5,136
01/01/2014 to 12/31/2014	$9.64682	$9.37250	0
01/01/2015 to 12/31/2015	$9.37250	$9.15881	0
01/01/2016 to 12/31/2016	$9.15881	$9.05325	0
01/01/2017 to 12/31/2017	$9.05325	$8.95516	0
AST BlackRock/Loomis Sayles Bond Portfolio
03/15/2010 to 12/31/2010	$10.00606	$10.28652	8,105
01/01/2011 to 12/31/2011	$10.28652	$10.32213	4,446
01/01/2012 to 12/31/2012	$10.32213	$10.97353	3,523
01/01/2013 to 12/31/2013	$10.97353	$10.47566	3,091
01/01/2014 to 12/31/2014	$10.47566	$10.61868	0
01/01/2015 to 12/31/2015	$10.61868	$10.10899	0
01/01/2016 to 12/31/2016	$10.10899	$10.24733	0
01/01/2017 to 12/31/2017	$10.24733	$10.40096	1,609
AST Bond Portfolio 2017
03/15/2010 to 12/31/2010	$9.99771	$10.51691	252
01/01/2011 to 12/31/2011	$10.51691	$11.39516	15,914
01/01/2012 to 12/31/2012	$11.39516	$11.64852	18,176
01/01/2013 to 12/31/2013	$11.64852	$11.09505	17,962
01/01/2014 to 12/31/2014	$11.09505	$10.94414	6,842
01/01/2015 to 12/31/2015	$10.94414	$10.66071	7,909
01/01/2016 to 12/31/2016	$10.66071	$10.48853	7,105
01/01/2017 to 12/31/2017	$10.48853	$10.27593	0
AST Bond Portfolio 2018
03/15/2010 to 12/31/2010	$10.00641	$10.55941	0
01/01/2011 to 12/31/2011	$10.55941	$11.66419	111,997
01/01/2012 to 12/31/2012	$11.66419	$11.99129	104,938
01/01/2013 to 12/31/2013	$11.99129	$11.29499	15,257
01/01/2014 to 12/31/2014	$11.29499	$11.27683	15,924
01/01/2015 to 12/31/2015	$11.27683	$11.05556	10,731
01/01/2016 to 12/31/2016	$11.05556	$10.92522	10,859
01/01/2017 to 12/31/2017	$10.92522	$10.70125	15,743
AST Bond Portfolio 2019
03/15/2010 to 12/31/2010	$9.99771	$10.56226	0
01/01/2011 to 12/31/2011	$10.56226	$11.91326	0
01/01/2012 to 12/31/2012	$11.91326	$12.26395	0
01/01/2013 to 12/31/2013	$12.26395	$11.35048	0
01/01/2014 to 12/31/2014	$11.35048	$11.50911	0
01/01/2015 to 12/31/2015	$11.50911	$11.31259	0
01/01/2016 to 12/31/2016	$11.31259	$11.16139	0
01/01/2017 to 12/31/2017	$11.16139	$10.93787	0
AST Bond Portfolio 2020
03/15/2010 to 12/31/2010	$10.00853	$10.59284	0
01/01/2011 to 12/31/2011	$10.59284	$12.22622	0
01/01/2012 to 12/31/2012	$12.22622	$12.64076	0
01/01/2013 to 12/31/2013	$12.64076	$11.49213	4,114
01/01/2014 to 12/31/2014	$11.49213	$11.86449	9,386
01/01/2015 to 12/31/2015	$11.86449	$11.71439	3,480
01/01/2016 to 12/31/2016	$11.71439	$11.61581	3,732
01/01/2017 to 12/31/2017	$11.61581	$11.39718	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
03/15/2010 to 12/31/2010	$10.00746	$10.69390	0
01/01/2011 to 12/31/2011	$10.69390	$12.51181	30,456
01/01/2012 to 12/31/2012	$12.51181	$12.99385	21,994
01/01/2013 to 12/31/2013	$12.99385	$11.75179	0
01/01/2014 to 12/31/2014	$11.75179	$12.30644	32,423
01/01/2015 to 12/31/2015	$12.30644	$12.18138	9,838
01/01/2016 to 12/31/2016	$12.18138	$12.08811	9,673
01/01/2017 to 12/31/2017	$12.08811	$11.94236	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99771	$11.90464	29,958
01/01/2012 to 12/31/2012	$11.90464	$12.25361	39,959
01/01/2013 to 12/31/2013	$12.25361	$10.75527	6,167
01/01/2014 to 12/31/2014	$10.75527	$11.54418	6,115
01/01/2015 to 12/31/2015	$11.54418	$11.46210	36,297
01/01/2016 to 12/31/2016	$11.46210	$11.35124	71,272
01/01/2017 to 12/31/2017	$11.35124	$11.21311	1,475
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99695	$10.29814	0
01/01/2013 to 12/31/2013	$10.29814	$8.99349	2,668
01/01/2014 to 12/31/2014	$8.99349	$9.84987	1,511
01/01/2015 to 12/31/2015	$9.84987	$9.83846	0
01/01/2016 to 12/31/2016	$9.83846	$9.75135	0
01/01/2017 to 12/31/2017	$9.75135	$9.64468	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99847	$8.66486	0
01/01/2014 to 12/31/2014	$8.66486	$9.65617	0
01/01/2015 to 12/31/2015	$9.65617	$9.65740	0
01/01/2016 to 12/31/2016	$9.65740	$9.57144	0
01/01/2017 to 12/31/2017	$9.57144	$9.46556	3,083
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99847	$11.19362	389
01/01/2015 to 12/31/2015	$11.19362	$11.10340	2,434
01/01/2016 to 12/31/2016	$11.10340	$11.06565	0
01/01/2017 to 12/31/2017	$11.06565	$10.95909	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99847	$9.84167	0
01/01/2016 to 12/31/2016	$9.84167	$9.77040	2,396
01/01/2017 to 12/31/2017	$9.77040	$9.73247	2,100
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99695	$9.78417	1,041
01/01/2017 to 12/31/2017	$9.78417	$9.77132	939
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99694	$9.93970	0
AST Boston Partners Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.97087	$10.49321	0
01/01/2011 to 12/31/2011	$10.49321	$9.60584	0
01/01/2012 to 12/31/2012	$9.60584	$10.57745	0
01/01/2013 to 12/31/2013	$10.57745	$13.51977	0
01/01/2014 to 12/31/2014	$13.51977	$14.49777	0
01/01/2015 to 12/31/2015	$14.49777	$13.42726	0
01/01/2016 to 12/31/2016	$13.42726	$14.85385	0
01/01/2017 to 04/28/2017	$14.85385	$15.33196	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.97688	$10.76246	643
01/01/2011 to 12/31/2011	$10.76246	$10.21302	24,342
01/01/2012 to 12/31/2012	$10.21302	$11.29456	12,090
01/01/2013 to 12/31/2013	$11.29456	$13.47532	44,223
01/01/2014 to 12/31/2014	$13.47532	$14.02148	27,407
01/01/2015 to 12/31/2015	$14.02148	$13.70864	1,397
01/01/2016 to 12/31/2016	$13.70864	$14.24399	1,507
01/01/2017 to 12/31/2017	$14.24399	$16.33179	38,435
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99771	$11.55149	0
01/01/2014 to 12/31/2014	$11.55149	$12.76281	0
01/01/2015 to 12/31/2015	$12.76281	$11.96851	0
01/01/2016 to 12/31/2016	$11.96851	$13.37403	0
01/01/2017 to 12/31/2017	$13.37403	$15.40114	2,191
AST Cohen & Steers Realty Portfolio
03/15/2010 to 12/31/2010	$9.95910	$11.70896	366
01/01/2011 to 12/31/2011	$11.70896	$12.13801	0
01/01/2012 to 12/31/2012	$12.13801	$13.61543	0
01/01/2013 to 12/31/2013	$13.61543	$13.65589	0
01/01/2014 to 12/31/2014	$13.65589	$17.38605	0
01/01/2015 to 12/31/2015	$17.38605	$17.72708	0
01/01/2016 to 12/31/2016	$17.72708	$18.07115	0
01/01/2017 to 12/31/2017	$18.07115	$18.67324	0
AST Defensive Asset Allocation Portfolio
04/29/2013* to 12/31/2013	$9.99771	$9.61528	0
01/01/2014 to 12/31/2014	$9.61528	$9.82794	0
01/01/2015 to 12/31/2015	$9.82794	$9.54829	0
01/01/2016 to 12/31/2016	$9.54829	$9.71067	0
01/01/2017 to 04/28/2017	$9.71067	$9.87592	0
AST FI Pyramis® Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.81038	1,533
01/01/2011 to 12/31/2011	$10.81038	$10.25374	244
01/01/2012 to 12/31/2012	$10.25374	$11.33113	248
01/01/2013 to 12/31/2013	$11.33113	$13.13814	252
01/01/2014 to 12/31/2014	$13.13814	$13.50755	59
01/01/2015 to 10/16/2015	$13.50755	$13.35475	0
AST FI Pyramis® Quantitative Portfolio
03/15/2010 to 12/31/2010	$9.97519	$10.94313	6,176
01/01/2011 to 12/31/2011	$10.94313	$10.48257	3,355
01/01/2012 to 12/31/2012	$10.48257	$11.27790	2,678
01/01/2013 to 12/31/2013	$11.27790	$12.58678	162
01/01/2014 to 12/31/2014	$12.58678	$12.62646	268
01/01/2015 to 12/31/2015	$12.62646	$12.40085	153
01/01/2016 to 12/31/2016	$12.40085	$12.57358	76
01/01/2017 to 12/31/2017	$12.57358	$14.24306	102
AST Franklin Templeton Founding Funds Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.66667	1,616
01/01/2013 to 12/31/2013	$10.66667	$12.91205	2,291
01/01/2014 to 12/31/2014	$12.91205	$12.95603	90
01/01/2015 to 10/16/2015	$12.95603	$12.30420	0
AST Franklin Templeton Founding Funds Plus Portfolio
04/29/2013* to 12/31/2013	$9.99771	$10.73396	0
01/01/2014 to 12/31/2014	$10.73396	$10.70590	0
01/01/2015 to 10/16/2015	$10.70590	$10.12834	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Global Real Estate Portfolio
03/15/2010 to 12/31/2010	$9.96938	$11.47011	0
01/01/2011 to 12/31/2011	$11.47011	$10.59309	0
01/01/2012 to 12/31/2012	$10.59309	$13.06256	0
01/01/2013 to 12/31/2013	$13.06256	$13.25567	0
01/01/2014 to 12/31/2014	$13.25567	$14.68609	0
01/01/2015 to 12/31/2015	$14.68609	$14.26942	0
01/01/2016 to 12/31/2016	$14.26942	$14.00220	0
01/01/2017 to 12/31/2017	$14.00220	$15.10075	0
AST Goldman Sachs Concentrated Growth Portfolio
03/15/2010 to 12/31/2010	$10.01771	$10.71055	2,552
01/01/2011 to 12/31/2011	$10.71055	$10.00421	981
01/01/2012 to 12/31/2012	$10.00421	$11.65151	969
01/01/2013 to 12/31/2013	$11.65151	$14.70103	0
01/01/2014 to 02/07/2014	$14.70103	$14.44549	0
AST Goldman Sachs Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99096	$10.69508	0
01/01/2011 to 12/31/2011	$10.69508	$9.82737	0
01/01/2012 to 12/31/2012	$9.82737	$11.43620	0
01/01/2013 to 12/31/2013	$11.43620	$14.85237	0
01/01/2014 to 12/31/2014	$14.85237	$16.34088	0
01/01/2015 to 12/31/2015	$16.34088	$15.15711	0
01/01/2016 to 12/31/2016	$15.15711	$16.44256	0
01/01/2017 to 12/31/2017	$16.44256	$17.55030	0
AST Goldman Sachs Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$10.01903	$11.34173	1,002
01/01/2011 to 12/31/2011	$11.34173	$10.70195	383
01/01/2012 to 12/31/2012	$10.70195	$12.44853	378
01/01/2013 to 12/31/2013	$12.44853	$16.00348	0
01/01/2014 to 12/31/2014	$16.00348	$17.35744	0
01/01/2015 to 12/31/2015	$17.35744	$15.92030	0
01/01/2016 to 12/31/2016	$15.92030	$15.73815	0
01/01/2017 to 12/31/2017	$15.73815	$19.45355	0
AST Goldman Sachs Multi-Asset Portfolio
03/15/2010 to 12/31/2010	$9.98745	$10.63219	941
01/01/2011 to 12/31/2011	$10.63219	$10.28798	0
01/01/2012 to 12/31/2012	$10.28798	$11.01804	0
01/01/2013 to 12/31/2013	$11.01804	$11.76744	48
01/01/2014 to 12/31/2014	$11.76744	$11.90634	31
01/01/2015 to 12/31/2015	$11.90634	$11.47359	13
01/01/2016 to 12/31/2016	$11.47359	$11.74527	7
01/01/2017 to 12/31/2017	$11.74527	$12.82641	12
AST Goldman Sachs Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96434	$11.41620	596
01/01/2011 to 12/31/2011	$11.41620	$11.24738	217
01/01/2012 to 12/31/2012	$11.24738	$12.65369	223
01/01/2013 to 12/31/2013	$12.65369	$17.08207	0
01/01/2014 to 12/31/2014	$17.08207	$17.80809	0
01/01/2015 to 12/31/2015	$17.80809	$16.36681	0
01/01/2016 to 12/31/2016	$16.36681	$19.78783	0
01/01/2017 to 12/31/2017	$19.78783	$21.59089	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
03/15/2010 to 12/31/2010	$9.99771	$9.77948	0
01/01/2011 to 12/31/2011	$9.77948	$9.51316	0
01/01/2012 to 12/31/2012	$9.51316	$9.25176	0
01/01/2013 to 12/31/2013	$9.25176	$8.99738	0
01/01/2014 to 12/31/2014	$8.99738	$8.74997	0
01/01/2015 to 12/31/2015	$8.74997	$8.50940	0
01/01/2016 to 12/31/2016	$8.50940	$8.27606	0
01/01/2017 to 12/31/2017	$8.27606	$8.07653	0
AST High Yield Portfolio
03/15/2010 to 12/31/2010	$9.98368	$10.69330	835
01/01/2011 to 12/31/2011	$10.69330	$10.72976	381
01/01/2012 to 12/31/2012	$10.72976	$11.88182	396
01/01/2013 to 12/31/2013	$11.88182	$12.38479	0
01/01/2014 to 12/31/2014	$12.38479	$12.35226	0
01/01/2015 to 12/31/2015	$12.35226	$11.58442	0
01/01/2016 to 12/31/2016	$11.58442	$13.00125	0
01/01/2017 to 12/31/2017	$13.00125	$13.58939	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98970	$10.55041	0
01/01/2011 to 12/31/2011	$10.55041	$9.83148	1,720
01/01/2012 to 12/31/2012	$9.83148	$11.17513	996
01/01/2013 to 12/31/2013	$11.17513	$15.20013	1,329
01/01/2014 to 12/31/2014	$15.20013	$16.81409	0
01/01/2015 to 12/31/2015	$16.81409	$15.07030	609
01/01/2016 to 12/31/2016	$15.07030	$17.57158	0
01/01/2017 to 12/31/2017	$17.57158	$20.36979	0
AST International Growth Portfolio
03/15/2010 to 12/31/2010	$9.92854	$11.18449	0
01/01/2011 to 12/31/2011	$11.18449	$9.47146	0
01/01/2012 to 12/31/2012	$9.47146	$11.08653	0
01/01/2013 to 12/31/2013	$11.08653	$12.83645	0
01/01/2014 to 12/31/2014	$12.83645	$11.79377	0
01/01/2015 to 12/31/2015	$11.79377	$11.83050	0
01/01/2016 to 12/31/2016	$11.83050	$11.07121	0
01/01/2017 to 12/31/2017	$11.07121	$14.58230	0
AST International Value Portfolio
03/15/2010 to 12/31/2010	$9.92841	$10.72599	0
01/01/2011 to 12/31/2011	$10.72599	$9.12230	1,763
01/01/2012 to 12/31/2012	$9.12230	$10.35044	1,111
01/01/2013 to 12/31/2013	$10.35044	$12.02540	1,610
01/01/2014 to 12/31/2014	$12.02540	$10.91075	0
01/01/2015 to 12/31/2015	$10.91075	$10.69743	871
01/01/2016 to 12/31/2016	$10.69743	$10.46436	1,877
01/01/2017 to 12/31/2017	$10.46436	$12.49919	1,800
AST J.P. Morgan Global Thematic Portfolio
03/15/2010 to 12/31/2010	$9.97595	$10.80195	409
01/01/2011 to 12/31/2011	$10.80195	$10.44554	97
01/01/2012 to 12/31/2012	$10.44554	$11.53760	122
01/01/2013 to 12/31/2013	$11.53760	$13.04727	44
01/01/2014 to 12/31/2014	$13.04727	$13.49604	28
01/01/2015 to 12/31/2015	$13.49604	$12.98737	275
01/01/2016 to 12/31/2016	$12.98737	$13.29018	6
01/01/2017 to 12/31/2017	$13.29018	$15.11747	10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
03/15/2010 to 12/31/2010	$9.92106	$10.48980	0
01/01/2011 to 12/31/2011	$10.48980	$9.26818	0
01/01/2012 to 12/31/2012	$9.26818	$10.98758	0
01/01/2013 to 12/31/2013	$10.98758	$12.32685	0
01/01/2014 to 12/31/2014	$12.32685	$11.22470	0
01/01/2015 to 12/31/2015	$11.22470	$10.61084	0
01/01/2016 to 12/31/2016	$10.61084	$10.51919	0
01/01/2017 to 12/31/2017	$10.51919	$13.26240	0
AST J.P. Morgan Strategic Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.51949	8,102
01/01/2011 to 12/31/2011	$10.51949	$10.25469	2,123
01/01/2012 to 12/31/2012	$10.25469	$11.04117	1,261
01/01/2013 to 12/31/2013	$11.04117	$11.92221	1,906
01/01/2014 to 12/31/2014	$11.92221	$12.22615	1,492
01/01/2015 to 12/31/2015	$12.22615	$11.86820	905
01/01/2016 to 12/31/2016	$11.86820	$11.98571	835
01/01/2017 to 12/31/2017	$11.98571	$13.07238	1,403
AST Jennison Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97056	$10.70715	0
01/01/2011 to 12/31/2011	$10.70715	$10.48218	0
01/01/2012 to 12/31/2012	$10.48218	$11.74163	0
01/01/2013 to 12/31/2013	$11.74163	$15.58607	0
01/01/2014 to 12/31/2014	$15.58607	$16.59806	0
01/01/2015 to 12/31/2015	$16.59806	$17.85824	0
01/01/2016 to 12/31/2016	$17.85824	$17.11392	0
01/01/2017 to 12/31/2017	$17.11392	$22.60856	0
AST Loomis Sayles Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.99181	$11.23275	0
01/01/2011 to 12/31/2011	$11.23275	$10.82462	0
01/01/2012 to 12/31/2012	$10.82462	$11.81764	0
01/01/2013 to 12/31/2013	$11.81764	$15.70050	0
01/01/2014 to 12/31/2014	$15.70050	$16.88573	0
01/01/2015 to 12/31/2015	$16.88573	$18.07533	0
01/01/2016 to 12/31/2016	$18.07533	$18.55975	0
01/01/2017 to 12/31/2017	$18.55975	$24.00594	0
AST Lord Abbett Core Fixed Income Portfolio
03/15/2010 to 12/31/2010	$9.98789	$10.75190	0
01/01/2011 to 12/31/2011	$10.75190	$11.52039	165
01/01/2012 to 12/31/2012	$11.52039	$11.86737	1,108
01/01/2013 to 12/31/2013	$11.86737	$11.31018	0
01/01/2014 to 12/31/2014	$11.31018	$11.70199	0
01/01/2015 to 12/31/2015	$11.70199	$11.31378	830
01/01/2016 to 12/31/2016	$11.31378	$11.28970	1,680
01/01/2017 to 12/31/2017	$11.28970	$11.34820	1,936
AST MFS Global Equity Portfolio
03/15/2010 to 12/31/2010	$9.98684	$10.82492	1,055
01/01/2011 to 12/31/2011	$10.82492	$10.19791	405
01/01/2012 to 12/31/2012	$10.19791	$12.20578	385
01/01/2013 to 12/31/2013	$12.20578	$15.15062	0
01/01/2014 to 12/31/2014	$15.15062	$15.26888	0
01/01/2015 to 12/31/2015	$15.26888	$14.63132	0
01/01/2016 to 12/31/2016	$14.63132	$15.24199	0
01/01/2017 to 12/31/2017	$15.24199	$18.35819	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.80059	0
01/01/2011 to 12/31/2011	$10.80059	$10.44170	0
01/01/2012 to 12/31/2012	$10.44170	$11.88889	0
01/01/2013 to 12/31/2013	$11.88889	$15.80610	0
01/01/2014 to 12/31/2014	$15.80610	$16.71032	0
01/01/2015 to 12/31/2015	$16.71032	$17.42562	0
01/01/2016 to 12/31/2016	$17.42562	$17.27151	0
01/01/2017 to 12/31/2017	$17.27151	$21.95638	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99771	$10.15434	0
01/01/2013 to 12/31/2013	$10.15434	$13.28266	0
01/01/2014 to 12/31/2014	$13.28266	$14.23729	0
01/01/2015 to 12/31/2015	$14.23729	$13.74561	0
01/01/2016 to 12/31/2016	$13.74561	$15.16601	0
01/01/2017 to 12/31/2017	$15.16601	$17.30783	0
AST Neuberger Berman Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.02762	$10.05125	189
01/01/2012 to 12/31/2012	$10.05125	$10.25066	1,278
01/01/2013 to 12/31/2013	$10.25066	$9.68631	0
01/01/2014 to 12/31/2014	$9.68631	$9.90508	0
01/01/2015 to 10/16/2015	$9.90508	$9.79076	0
AST Neuberger Berman Mid-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.95800	$11.84700	0
01/01/2011 to 12/31/2011	$11.84700	$11.71601	0
01/01/2012 to 12/31/2012	$11.71601	$12.80398	0
01/01/2013 to 12/31/2013	$12.80398	$16.51270	0
01/01/2014 to 12/31/2014	$16.51270	$17.33352	0
01/01/2015 to 10/16/2015	$17.33352	$17.61696	0
AST Neuberger Berman Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97213	$11.35367	0
01/01/2011 to 04/29/2011	$11.35367	$12.68831	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.99026	$11.16162	0
01/01/2011 to 12/31/2011	$11.16162	$10.58549	1,617
01/01/2012 to 12/31/2012	$10.58549	$12.05705	935
01/01/2013 to 12/31/2013	$12.05705	$16.65147	1,201
01/01/2014 to 12/31/2014	$16.65147	$18.50134	0
01/01/2015 to 12/31/2015	$18.50134	$16.97827	0
01/01/2016 to 12/31/2016	$16.97827	$19.52280	1,089
01/01/2017 to 12/31/2017	$19.52280	$21.60569	1,063
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99771	$10.24525	0
01/01/2013 to 12/31/2013	$10.24525	$11.84816	48
01/01/2014 to 12/31/2014	$11.84816	$12.11446	31
01/01/2015 to 12/31/2015	$12.11446	$11.63504	13
01/01/2016 to 12/31/2016	$11.63504	$11.80493	7
01/01/2017 to 12/31/2017	$11.80493	$13.37481	11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
03/15/2010 to 12/31/2010	$9.93818	$11.59963	0
01/01/2011 to 12/31/2011	$11.59963	$8.99411	0
01/01/2012 to 12/31/2012	$8.99411	$10.31451	0
01/01/2013 to 12/31/2013	$10.31451	$10.05322	0
01/01/2014 to 12/31/2014	$10.05322	$9.31891	0
01/01/2015 to 12/31/2015	$9.31891	$7.54656	0
01/01/2016 to 12/31/2016	$7.54656	$8.24682	0
01/01/2017 to 12/31/2017	$8.24682	$10.13652	0
AST Preservation Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.98867	$10.52841	20,195
01/01/2011 to 12/31/2011	$10.52841	$10.34140	17,281
01/01/2012 to 12/31/2012	$10.34140	$11.09980	9,964
01/01/2013 to 12/31/2013	$11.09980	$11.78897	3,128
01/01/2014 to 12/31/2014	$11.78897	$12.12687	2,381
01/01/2015 to 12/31/2015	$12.12687	$11.81034	1,228
01/01/2016 to 12/31/2016	$11.81034	$12.12097	760
01/01/2017 to 12/31/2017	$12.12097	$12.98281	676
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01763	$10.05117	195
01/01/2012 to 12/31/2012	$10.05117	$10.46916	1,295
01/01/2013 to 12/31/2013	$10.46916	$9.94579	0
01/01/2014 to 12/31/2014	$9.94579	$10.25860	0
01/01/2015 to 12/31/2015	$10.25860	$9.94976	0
01/01/2016 to 12/31/2016	$9.94976	$10.08414	0
01/01/2017 to 12/31/2017	$10.08414	$10.36371	0
AST Prudential Growth Allocation Portfolio
03/15/2010 to 12/31/2010	$9.96270	$11.43400	8,549
01/01/2011 to 12/31/2011	$11.43400	$10.42906	25,952
01/01/2012 to 12/31/2012	$10.42906	$11.45211	12,675
01/01/2013 to 12/31/2013	$11.45211	$13.03341	45,794
01/01/2014 to 12/31/2014	$13.03341	$13.84084	28,057
01/01/2015 to 12/31/2015	$13.84084	$13.37784	1,763
01/01/2016 to 12/31/2016	$13.37784	$14.32425	1,590
01/01/2017 to 12/31/2017	$14.32425	$16.17402	40,787
AST QMA US Equity Alpha Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.82053	0
01/01/2011 to 12/31/2011	$10.82053	$10.88734	0
01/01/2012 to 12/31/2012	$10.88734	$12.57847	0
01/01/2013 to 12/31/2013	$12.57847	$16.19961	0
01/01/2014 to 12/31/2014	$16.19961	$18.46617	0
01/01/2015 to 12/31/2015	$18.46617	$18.51138	0
01/01/2016 to 12/31/2016	$18.51138	$20.67640	0
01/01/2017 to 12/31/2017	$20.67640	$24.58407	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.83297	0
01/01/2012 to 12/31/2012	$8.83297	$9.71986	0
01/01/2013 to 12/31/2013	$9.71986	$11.56990	0
01/01/2014 to 12/31/2014	$11.56990	$11.98312	0
01/01/2015 to 12/31/2015	$11.98312	$11.67109	0
01/01/2016 to 12/31/2016	$11.67109	$12.06855	0
01/01/2017 to 12/31/2017	$12.06855	$13.87272	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
03/15/2010 to 12/31/2010	$9.98677	$10.71579	5,627
01/01/2011 to 12/31/2011	$10.71579	$10.23226	3,799
01/01/2012 to 12/31/2012	$10.23226	$10.97355	3,643
01/01/2013 to 12/31/2013	$10.97355	$11.99941	4,070
01/01/2014 to 12/31/2014	$11.99941	$12.26924	4,761
01/01/2015 to 12/31/2015	$12.26924	$11.91209	3,998
01/01/2016 to 12/31/2016	$11.91209	$12.14307	3,548
01/01/2017 to 12/31/2017	$12.14307	$13.72719	4,668
AST Schroders Global Tactical Portfolio
03/15/2010 to 12/31/2010	$9.97696	$10.90202	1,514
01/01/2011 to 12/31/2011	$10.90202	$10.34944	242
01/01/2012 to 12/31/2012	$10.34944	$11.66483	243
01/01/2013 to 12/31/2013	$11.66483	$13.39288	248
01/01/2014 to 12/31/2014	$13.39288	$13.73219	58
01/01/2015 to 12/31/2015	$13.73219	$13.28214	1,898
01/01/2016 to 12/31/2016	$13.28214	$13.79848	2,477
01/01/2017 to 04/28/2017	$13.79848	$14.30090	0
AST Schroders Multi-Asset World Strategies Portfolio
03/15/2010 to 12/31/2010	$9.98159	$10.69512	7,916
01/01/2011 to 12/31/2011	$10.69512	$10.04992	9,367
01/01/2012 to 12/31/2012	$10.04992	$10.86155	5,553
01/01/2013 to 12/31/2013	$10.86155	$12.08406	3,658
01/01/2014 to 12/31/2014	$12.08406	$12.10859	1,366
01/01/2015 to 10/16/2015	$12.10859	$11.67291	0
AST Small-Cap Growth Opportunities Portfolio
03/15/2010 to 12/31/2010	$9.97104	$12.07901	0
01/01/2011 to 12/31/2011	$12.07901	$10.20705	0
01/01/2012 to 12/31/2012	$10.20705	$11.91843	0
01/01/2013 to 12/31/2013	$11.91843	$16.32126	0
01/01/2014 to 12/31/2014	$16.32126	$16.65666	0
01/01/2015 to 12/31/2015	$16.65666	$16.41481	0
01/01/2016 to 12/31/2016	$16.41481	$17.19356	0
01/01/2017 to 12/31/2017	$17.19356	$21.35257	0
AST Small-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.96009	$12.53600	0
01/01/2011 to 12/31/2011	$12.53600	$12.07235	0
01/01/2012 to 12/31/2012	$12.07235	$13.16924	0
01/01/2013 to 12/31/2013	$13.16924	$17.31206	0
01/01/2014 to 12/31/2014	$17.31206	$17.47895	0
01/01/2015 to 12/31/2015	$17.47895	$17.13180	0
01/01/2016 to 12/31/2016	$17.13180	$18.67407	0
01/01/2017 to 12/31/2017	$18.67407	$22.50563	0
AST Small-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.96352	$11.39297	0
01/01/2011 to 12/31/2011	$11.39297	$10.41785	1,645
01/01/2012 to 12/31/2012	$10.41785	$11.97090	956
01/01/2013 to 12/31/2013	$11.97090	$15.99607	1,244
01/01/2014 to 12/31/2014	$15.99607	$16.37571	0
01/01/2015 to 12/31/2015	$16.37571	$15.23896	610
01/01/2016 to 12/31/2016	$15.23896	$19.14926	1,182
01/01/2017 to 12/31/2017	$19.14926	$19.99239	1,140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
03/15/2010 to 12/31/2010	$9.99140	$10.62382	3,080
01/01/2011 to 12/31/2011	$10.62382	$10.53707	1,206
01/01/2012 to 12/31/2012	$10.53707	$11.62994	1,262
01/01/2013 to 12/31/2013	$11.62994	$13.21403	4,046
01/01/2014 to 12/31/2014	$13.21403	$13.60632	4,232
01/01/2015 to 12/31/2015	$13.60632	$13.23766	582
01/01/2016 to 12/31/2016	$13.23766	$13.84577	121
01/01/2017 to 12/31/2017	$13.84577	$15.54092	181
AST T. Rowe Price Equity Income Portfolio
03/15/2010 to 12/31/2010	$9.98505	$10.47018	0
01/01/2011 to 12/31/2011	$10.47018	$10.01575	0
01/01/2012 to 12/31/2012	$10.01575	$11.42003	0
01/01/2013 to 12/31/2013	$11.42003	$14.40301	0
01/01/2014 to 12/31/2014	$14.40301	$15.05291	0
01/01/2015 to 10/16/2015	$15.05291	$13.83192	0
AST T. Rowe Price Large-Cap Growth Portfolio
03/15/2010 to 12/31/2010	$9.97029	$11.06509	0
01/01/2011 to 12/31/2011	$11.06509	$10.57896	0
01/01/2012 to 12/31/2012	$10.57896	$12.09650	0
01/01/2013 to 12/31/2013	$12.09650	$16.94341	0
01/01/2014 to 12/31/2014	$16.94341	$17.85268	0
01/01/2015 to 12/31/2015	$17.85268	$19.02559	0
01/01/2016 to 12/31/2016	$19.02559	$19.00297	0
01/01/2017 to 12/31/2017	$19.00297	$25.48412	0
AST T. Rowe Price Large-Cap Value Portfolio
formerly,AST Value Equity Portfolio
03/15/2010 to 12/31/2010	$9.98532	$10.59935	0
01/01/2011 to 12/31/2011	$10.59935	$10.25763	0
01/01/2012 to 12/31/2012	$10.25763	$11.31190	0
01/01/2013 to 12/31/2013	$11.31190	$14.81056	0
01/01/2014 to 12/31/2014	$14.81056	$14.62760	0
01/01/2015 to 12/31/2015	$14.62760	$13.36264	0
01/01/2016 to 12/31/2016	$13.36264	$13.79254	1,498
01/01/2017 to 12/31/2017	$13.79254	$15.63487	1,454
AST T. Rowe Price Natural Resources Portfolio
03/15/2010 to 12/31/2010	$9.85896	$11.40251	655
01/01/2011 to 12/31/2011	$11.40251	$9.43499	0
01/01/2012 to 12/31/2012	$9.43499	$9.50688	0
01/01/2013 to 12/31/2013	$9.50688	$10.66755	0
01/01/2014 to 12/31/2014	$10.66755	$9.50673	0
01/01/2015 to 12/31/2015	$9.50673	$7.46513	0
01/01/2016 to 12/31/2016	$7.46513	$9.04745	0
01/01/2017 to 12/31/2017	$9.04745	$9.70630	0
AST Templeton Global Bond Portfolio
03/15/2010 to 12/31/2010	$9.97939	$10.24482	0
01/01/2011 to 12/31/2011	$10.24482	$10.37455	0
01/01/2012 to 12/31/2012	$10.37455	$10.61596	0
01/01/2013 to 12/31/2013	$10.61596	$9.93654	0
01/01/2014 to 12/31/2014	$9.93654	$9.71700	0
01/01/2015 to 12/31/2015	$9.71700	$9.01330	0
01/01/2016 to 12/31/2016	$9.01330	$9.14801	0
01/01/2017 to 12/31/2017	$9.14801	$9.07875	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
03/15/2010 to 12/31/2010	$9.98797	$11.42724	0
01/01/2011 to 12/31/2011	$11.42724	$10.72987	0
01/01/2012 to 12/31/2012	$10.72987	$12.35534	0
01/01/2013 to 12/31/2013	$12.35534	$15.91067	0
01/01/2014 to 12/31/2014	$15.91067	$17.78949	0
01/01/2015 to 12/31/2015	$17.78949	$16.15699	564
01/01/2016 to 12/31/2016	$16.15699	$17.91292	0
01/01/2017 to 12/31/2017	$17.91292	$20.65002	0
AST Wellington Management Hedged Equity Portfolio
05/02/2011* to 12/31/2011	$9.99771	$8.77077	0
01/01/2012 to 12/31/2012	$8.77077	$9.46811	0
01/01/2013 to 12/31/2013	$9.46811	$11.09563	52
01/01/2014 to 12/31/2014	$11.09563	$11.38453	34
01/01/2015 to 12/31/2015	$11.38453	$11.00146	70,318
01/01/2016 to 12/31/2016	$11.00146	$11.39766	20,971
01/01/2017 to 12/31/2017	$11.39766	$12.59191	1,567
AST Western Asset Core Plus Bond Portfolio
03/15/2010 to 12/31/2010	$9.99771	$10.33336	1,650
01/01/2011 to 12/31/2011	$10.33336	$10.65525	536
01/01/2012 to 12/31/2012	$10.65525	$11.17547	589
01/01/2013 to 12/31/2013	$11.17547	$10.70590	0
01/01/2014 to 12/31/2014	$10.70590	$11.16093	0
01/01/2015 to 12/31/2015	$11.16093	$10.98822	0
01/01/2016 to 12/31/2016	$10.98822	$11.23709	0
01/01/2017 to 12/31/2017	$11.23709	$11.61831	0
Franklin Templeton VIP Founding Funds Allocation Fund
03/15/2010 to 12/31/2010	$9.97024	$10.57193	7,696
01/01/2011 to 12/31/2011	$10.57193	$10.10982	3,762
01/01/2012 to 09/21/2012	$10.10982	$11.23413	0
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718
Net Assets	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

NET ASSETS, representing:
Accumulation units	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718
	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Units outstanding	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

Portfolio shares held	8,240,947	10,713,835	3,429,538	371,769	515,080
Portfolio net asset value per share	$10.00	$13.14	$51.52	$29.88	$27.17
Investment in portfolio shares, at cost	$82,409,467	$119,526,039	$92,905,224	$6,511,806	$8,100,999

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$493,105	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,310,248	2,029,768	2,472,650	156,582	196,127
NET INVESTMENT INCOME (LOSS)	(817,143)	(2,029,768)	(2,472,650)	(156,582)	(196,127)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized gain (loss) on investments	—	7,510,627	28,525,225	828,466	861,437
NET GAIN (LOSS) ON INVESTMENTS	—	9,910,490	39,203,105	1,569,542	1,650,320

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(817,143)	$7,880,722	$36,730,455	$1,412,960	$1,454,193

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667
Net Assets	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

NET ASSETS, representing:
Accumulation units	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667
	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Units outstanding	69,321,450	28,650,342	617,613	79,672,113	20,166,766

Portfolio shares held	7,403,159	27,468,677	121,846	4,829,868	1,666,754
Portfolio net asset value per share	$31.68	$5.17	$26.84	$59.38	$34.33
Investment in portfolio shares, at cost	$141,180,415	$144,509,827	$4,120,449	$174,993,689	$32,922,146

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$8,957,680	$—	$4,461,386	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,482,600	2,207,109	44,760	4,126,607	818,469
NET INVESTMENT INCOME (LOSS)	(3,482,600)	6,750,571	(44,760)	334,779	(818,469)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized gain (loss) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET GAIN (LOSS) ON INVESTMENTS	36,284,254	2,193,544	(43,672)	50,080,842	12,248,389

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,801,654	$8,944,115	$(88,432)	$50,415,621	$11,429,920

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593
Net Assets	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

NET ASSETS, representing:
Accumulation units	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593
	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Units outstanding	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

Portfolio shares held	4,772,838	1,534,592	1,180,555	2,229,296	1,942,854
Portfolio net asset value per share	$61.69	$38.51	$17.35	$29.27	$36.72
Investment in portfolio shares, at cost	$111,224,885	$26,735,450	$16,256,561	$49,602,835	$52,379,475

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$213,902	$1,121,694	$739,264

EXPENSES
Charges for mortality and expense risk, and
for administration	4,023,907	809,779	269,115	907,867	1,004,373
NET INVESTMENT INCOME (LOSS)	(4,023,907)	(809,779)	(55,213)	213,827	(265,109)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized gain (loss) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET GAIN (LOSS) ON INVESTMENTS	85,662,964	7,108,792	4,472,779	8,611,055	8,195,166

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$81,639,057	$6,299,013	$4,417,566	$8,824,882	$7,930,057

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917
Net Assets	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

NET ASSETS, representing:
Accumulation units	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917
	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Units outstanding	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

Portfolio shares held	1,511,129	1,877,961	618,914	1,244,598	2,344,239
Portfolio net asset value per share	$36.51	$31.98	$29.50	$48.90	$11.21
Investment in portfolio shares, at cost	$41,833,425	$60,031,304	$12,819,208	$33,867,429	$16,879,679

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$208,323	$955,998	$242,472	$59,925	$436,701

EXPENSES
Charges for mortality and expense risk, and
for administration	743,973	807,819	249,095	806,079	369,940
NET INVESTMENT INCOME (LOSS)	(535,650)	148,179	(6,623)	(746,154)	66,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized gain (loss) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET GAIN (LOSS) ON INVESTMENTS	12,830,166	14,505,171	3,506,800	15,579,088	1,773,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,294,516	$14,653,350	$3,500,177	$14,832,934	$1,839,817

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381
Net Assets	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

NET ASSETS, representing:
Accumulation units	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381
	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Units outstanding	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

Portfolio shares held	1,348,449	1,436,110	2,529,882	162,315	3,449,635
Portfolio net asset value per share	$17.83	$31.19	$10.19	$53.70	$26.32
Investment in portfolio shares, at cost	$27,302,017	$18,946,814	$26,751,488	$6,230,675	$43,610,420

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$184,840	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	326,887	598,257	346,103	109,082	1,422,576
NET INVESTMENT INCOME (LOSS)	(326,887)	(598,257)	(161,263)	(109,082)	(1,422,576)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized gain (loss) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET GAIN (LOSS) ON INVESTMENTS	4,533,156	11,314,693	4,898,628	2,105,946	10,304,025

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,206,269	$10,716,436	$4,737,365	$1,996,864	$8,881,449

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462
Net Assets	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

NET ASSETS, representing:
Accumulation units	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462
	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Units outstanding	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

Portfolio shares held	289,396	7,160,673	4,012,053	20,807,044	21,065,295
Portfolio net asset value per share	$35.68	$14.79	$8.04	$31.08	$11.57
Investment in portfolio shares, at cost	$7,039,737	$52,556,509	$24,835,420	$511,493,324	$192,699,002

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$23,987	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	162,329	1,643,114	490,551	8,474,733	3,762,148
NET INVESTMENT INCOME (LOSS)	(138,342)	(1,643,114)	(490,551)	(8,474,733)	(3,762,148)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized gain (loss) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET GAIN (LOSS) ON INVESTMENTS	2,356,827	20,841,885	9,209,416	55,349,158	14,656,809

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,218,485	$19,198,771	$8,718,865	$46,874,425	$10,894,661

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144
Net Assets	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

NET ASSETS, representing:
Accumulation units	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144
	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Units outstanding	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

Portfolio shares held	81,807,672	8,874,963	21,776,263	9,159,416	4,621,262
Portfolio net asset value per share	$19.12	$15.14	$10.07	$19.83	$25.78
Investment in portfolio shares, at cost	$1,159,810,080	$97,971,751	$181,929,981	$117,736,428	$80,604,246

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	24,995,774	1,930,750	3,164,791	2,531,018	1,787,640
NET INVESTMENT INCOME (LOSS)	(24,995,774)	(1,930,750)	(3,164,791)	(2,531,018)	(1,787,640)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized gain (loss) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET GAIN (LOSS) ON INVESTMENTS	175,434,769	18,802,052	15,106,162	39,297,545	19,259,877

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$150,438,995	$16,871,302	$11,941,371	$36,766,527	$17,472,237

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553
Net Assets	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

NET ASSETS, representing:
Accumulation units	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553
	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Units outstanding	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

Portfolio shares held	5,044,703	64,535,199	15,714,446	54,435,543	9,347,555
Portfolio net asset value per share	$28.64	$9.43	$29.75	$12.64	$49.87
Investment in portfolio shares, at cost	$105,178,575	$450,993,021	$281,811,336	$639,208,159	$274,449,201

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,199,770	8,797,407	5,410,817	9,047,467	6,854,314
NET INVESTMENT INCOME (LOSS)	(2,199,770)	(8,797,407)	(5,410,817)	(9,047,467)	(6,854,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized gain (loss) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET GAIN (LOSS) ON INVESTMENTS	9,789,370	133,967,431	77,254,893	22,033,933	125,498,547

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,589,600	$125,170,024	$71,844,076	$12,986,466	$118,644,233

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483
Net Assets	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

NET ASSETS, representing:
Accumulation units	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483
	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Units outstanding	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

Portfolio shares held	7,184,230	10,936,883	15,356,096	9,012,063	12,333,585
Portfolio net asset value per share	$23.71	$34.91	$10.74	$30.55	$23.12
Investment in portfolio shares, at cost	$111,554,275	$262,581,734	$161,910,410	$186,964,864	$245,598,739

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,186,111	5,753,065	2,522,132	3,814,472	4,355,827
NET INVESTMENT INCOME (LOSS)	(2,186,111)	(5,753,065)	(2,522,132)	(3,814,472)	(4,355,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized gain (loss) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET GAIN (LOSS) ON INVESTMENTS	40,090,965	46,836,699	2,786,423	51,242,583	27,109,657

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,904,854	$41,083,634	$264,291	$47,428,111	$22,753,830

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446
Net Assets	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

NET ASSETS, representing:
Accumulation units	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446
	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Units outstanding	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

Portfolio shares held	399,047,478	21,828,672	7,952,618	17,109,502	106,954,599
Portfolio net asset value per share	$29.29	$20.52	$30.80	$11.00	$15.21
Investment in portfolio shares, at cost	$8,288,143,354	$313,793,478	$184,451,779	$185,598,600	$1,218,347,897

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	176,978,676	6,158,132	3,497,130	2,346,352	25,180,186
NET INVESTMENT INCOME (LOSS)	(176,978,676)	(6,158,132)	(3,497,130)	(2,346,352)	(25,180,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized gain (loss) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET GAIN (LOSS) ON INVESTMENTS	1,602,179,299	86,494,170	54,746,284	3,387,404	200,171,589

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,425,200,623	$80,336,038	$51,249,154	$1,041,052	$174,991,403

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797
Net Assets	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

NET ASSETS, representing:
Accumulation units	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797
	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Units outstanding	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

Portfolio shares held	477,519,422	220,736,619	429,079,929	284,884,564	251,653,454
Portfolio net asset value per share	$18.98	$15.12	$18.04	$16.20	$14.85
Investment in portfolio shares, at cost	$5,991,960,804	$2,553,474,340	$5,184,101,746	$3,524,606,678	$2,695,865,448
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	138,189,100	54,850,471	116,995,442	73,694,953	56,238,173
NET INVESTMENT INCOME (LOSS)	(138,189,100)	(54,850,471)	(116,995,442)	(73,694,953)	(56,238,173)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized gain (loss) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET GAIN (LOSS) ON INVESTMENTS	1,392,099,415	383,045,230	1,032,088,257	431,830,054	540,615,536

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,253,910,315	$328,194,759	$915,092,815	$358,135,101	$484,377,363

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993
Net Assets	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

NET ASSETS, representing:
Accumulation units	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993
	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Units outstanding	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

Portfolio shares held	871,269,723	360,899,465	24,066,962	200,272,575	5,751,224
Portfolio net asset value per share	$16.59	$18.86	$34.65	$1.00	$44.51
Investment in portfolio shares, at cost	$11,606,581,362	$4,510,303,354	$488,221,322	$200,272,575	$168,728,479

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$697,136	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	189,687,791	103,205,489	11,557,206	3,155,571	3,655,765
NET INVESTMENT INCOME (LOSS)	(189,687,791)	(103,205,489)	(11,557,206)	(2,458,435)	(3,655,765)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized gain (loss) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET GAIN (LOSS) ON INVESTMENTS	1,761,156,314	1,017,374,724	230,946,108	—	49,561,577

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,571,468,523	$914,169,235	$219,388,902	$(2,458,435)	$45,905,812

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148
Net Assets	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

NET ASSETS, representing:
Accumulation units	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148
	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Units outstanding	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

Portfolio shares held	125,924,635	6,939,792	15,035,628	166,717,215	56,469,254
Portfolio net asset value per share	$13.64	$21.32	$17.93	$7.50	$12.81
Investment in portfolio shares, at cost	$1,566,557,290	$120,404,147	$192,154,209	$1,219,059,887	$646,799,762

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,063,367	2,025,361	2,777,815	33,151,053	11,118,562
NET INVESTMENT INCOME (LOSS)	(27,063,367)	(2,025,361)	(2,777,815)	(33,151,053)	(11,118,562)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized gain (loss) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET GAIN (LOSS) ON INVESTMENTS	71,741,139	27,377,543	69,938,719	93,500,248	40,738,184

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$44,677,772	$25,352,182	$67,160,904	$60,349,195	$29,619,622

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516
Net Assets	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

NET ASSETS, representing:
Accumulation units	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516
	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Units outstanding	7,832,879	754,700	4,913,350	21,865,500	15,520,221

Portfolio shares held	6,923,221	836,225	6,264,839	23,770,399	14,938,674
Portfolio net asset value per share	$12.73	$10.61	$12.53	$10.11	$23.75
Investment in portfolio shares, at cost	$85,499,552	$8,768,057	$64,893,721	$197,787,651	$232,775,919

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,372,913	229,802	1,209,492	3,443,264	5,205,145
NET INVESTMENT INCOME (LOSS)	(1,372,913)	(229,802)	(1,209,492)	(3,443,264)	(5,205,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized gain (loss) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET GAIN (LOSS) ON INVESTMENTS	397,559	98,593	7,760,546	47,930,409	39,234,632

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(975,354)	$(131,209)	$6,551,054	$44,487,145	$34,029,487

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960
Net Assets	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

NET ASSETS, representing:
Accumulation units	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960
	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

Units outstanding	—	304,321,037	164,997,779	176,871,835	19,232

Portfolio shares held	—	297,140,776	158,349,434	166,252,950	7,133
Portfolio net asset value per share	$—	$14.68	$16.28	$14.17	$72.89
Investment in portfolio shares, at cost	$—	$3,251,032,213	$1,837,189,924	$1,898,895,403	$437,491

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	28,263,240	64,052,981	37,706,532	33,577,929	5,719
NET INVESTMENT INCOME (LOSS)	(28,263,240)	(64,052,981)	(37,706,532)	(33,577,929)	(5,719)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,014,897,665	63,773,804	38,412,419	29,624,224	23,380
Net change in unrealized gain (loss) on investments	(773,872,702)	560,314,925	336,068,961	216,531,951	59,743
NET GAIN (LOSS) ON INVESTMENTS	241,024,963	624,088,729	374,481,380	246,156,175	83,123

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$212,761,723	$560,035,748	$336,774,848	$212,578,246	$77,404

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$778,998	$1,251,528	$1,872,043	$809,242	$645,325
Net Assets	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

NET ASSETS, representing:
Accumulation units	$778,998	$1,251,528	$1,872,043	$809,242	$645,325
	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

Units outstanding	38,135	86,950	76,049	38,141	31,590

Portfolio shares held	11,762	29,869	25,546	9,700	13,546
Portfolio net asset value per share	$66.23	$41.90	$73.28	$83.43	$47.64
Investment in portfolio shares, at cost	$702,808	$985,187	$1,507,827	$652,061	$592,309

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$9,343	$4,006	$—	$1,154	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,776	14,338	24,686	6,497	9,040
NET INVESTMENT INCOME (LOSS)	(1,433)	(10,332)	(24,686)	(5,343)	(9,040)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,895	—	111,608	—	59,461
Net realized gain (loss) on shares redeemed	25,563	55,712	98,215	30,062	11,741
Net change in unrealized gain (loss) on investments	65,670	127,809	131,949	89,582	36,937
NET GAIN (LOSS) ON INVESTMENTS	102,128	183,521	341,772	119,644	108,139

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$100,695	$173,189	$317,086	$114,301	$99,099

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
ASSETS
Investment in the portfolios, at fair value	$470,276	$251,258	$809,194	$354,388	$124,325
Net Assets	$470,276	$251,258	$809,194	$354,388	$124,325

NET ASSETS, representing:
Accumulation units	$470,276	$251,258	$809,194	$354,388	$124,325
	$470,276	$251,258	$809,194	$354,388	$124,325

Units outstanding	24,601	17,211	34,934	17,004	9,446

Portfolio shares held	10,090	3,769	20,569	7,050	3,500
Portfolio net asset value per share	$46.61	$66.66	$39.34	$50.27	$35.52
Investment in portfolio shares, at cost	$408,035	$232,871	$744,411	$295,657	$125,567

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$1,438	$2,548	$—	$65	$5,655

EXPENSES
Charges for mortality and expense risk, and
for administration	6,242	4,631	7,873	3,488	1,627
NET INVESTMENT INCOME (LOSS)	(4,804)	(2,083)	(7,873)	(3,423)	4,028

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	28,467	14,895	66,426	3,030	6,945
Net realized gain (loss) on shares redeemed	19,329	35,761	22,044	12,934	14,854
Net change in unrealized gain (loss) on investments	(3,391)	(29,504)	7,137	18,733	(30,239)
NET GAIN (LOSS) ON INVESTMENTS	44,405	21,152	95,607	34,697	(8,440)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$39,601	$19,069	$87,734	$31,274	$(4,412)

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$574,517	$1,024,783	$880,891	$—	$230,077,993
Net Assets	$574,517	$1,024,783	$880,891	$—	$230,077,993

NET ASSETS, representing:
Accumulation units	$574,517	$1,024,783	$880,891	$—	$230,077,993
	$574,517	$1,024,783	$880,891	$—	$230,077,993

Units outstanding	34,751	49,439	55,706	—	9,566,333

Portfolio shares held	12,585	14,803	18,891	—	7,409,919
Portfolio net asset value per share	$45.65	$69.23	$46.63	$—	$31.05
Investment in portfolio shares, at cost	$524,045	$731,427	$635,299	$—	$154,231,107

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

INVESTMENT INCOME
Dividend income	$12,902	$—	$9,002	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	7,051	15,192	12,300	486,104	3,038,701
NET INVESTMENT INCOME (LOSS)	5,851	(15,192)	(3,298)	(486,104)	(3,038,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	21,138	43,678	—	—	—
Net realized gain (loss) on shares redeemed	46,050	79,033	41,917	23,505,324	9,625,807
Net change in unrealized gain (loss) on investments	(14,236)	116,982	61,713	(19,824,682)	50,606,197
NET GAIN (LOSS) ON INVESTMENTS	52,952	239,693	103,630	3,680,642	60,232,004

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,803	$224,501	$100,332	$3,194,538	$57,193,303

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160
Net Assets	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

NET ASSETS, representing:
Accumulation units	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160
	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

Units outstanding	754,695	171,110	4,013,063	14,521	229,819

Portfolio shares held	1,316,942	151,413	3,314,787	52,385	32,017
Portfolio net asset value per share	$6.84	$12.32	$14.79	$5.34	$28.99
Investment in portfolio shares, at cost	$8,694,737	$1,812,016	$46,400,093	$245,957	$726,097

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$7,980	$2,049

EXPENSES
Charges for mortality and expense risk, and
for administration	317,248	1,117,957	1,485,950	4,161	14,138
NET INVESTMENT INCOME (LOSS)	(317,248)	(1,117,957)	(1,485,950)	3,819	(12,089)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	26,140
Net realized gain (loss) on shares redeemed	403,753	2,047,979	1,514,115	1,111	9,951
Net change in unrealized gain (loss) on investments	(202,397)	(1,589,239)	(354,439)	48,321	213,821
NET GAIN (LOSS) ON INVESTMENTS	201,356	458,740	1,159,676	49,432	249,912

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,892)	$(659,217)	$(326,274)	$53,251	$237,823

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611
Net Assets	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

NET ASSETS, representing:
Accumulation units	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611
	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

Units outstanding	18,280	3,124,606	74,247,266	156,449,299	73,402

Portfolio shares held	38,652	2,657,525	66,079,746	140,701,281	58,063
Portfolio net asset value per share	$10.43	$13.60	$16.70	$14.02	$27.05
Investment in portfolio shares, at cost	$304,025	$34,772,288	$831,870,766	$1,509,930,758	$1,127,585

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$13,871

EXPENSES
Charges for mortality and expense risk, and
for administration	6,961	1,060,063	14,316,078	29,906,023	25,395
NET INVESTMENT INCOME (LOSS)	(6,961)	(1,060,063)	(14,316,078)	(29,906,023)	(11,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12,059	—	—	—	121,631
Net realized gain (loss) on shares redeemed	14,271	827,043	19,713,127	33,719,973	31,845
Net change in unrealized gain (loss) on investments	66,439	87,832	144,158,672	190,871,692	111,527
NET GAIN (LOSS) ON INVESTMENTS	92,769	914,875	163,871,799	224,591,665	265,003

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$85,808	$(145,188)	$149,555,721	$194,685,642	$253,479

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991
Net Assets	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

NET ASSETS, representing:
Accumulation units	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991
	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

Units outstanding	26,114,211	709,309	44,909,145	660,627	9,129,599

Portfolio shares held	23,974,936	626,931	40,653,849	629,223	8,279,502
Portfolio net asset value per share	$12.30	$11.40	$15.47	$11.40	$20.10
Investment in portfolio shares, at cost	$271,412,309	$6,491,578	$491,558,746	$6,655,105	$135,551,666

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,634,909	195,165	8,828,667	56,082	2,103,527
NET INVESTMENT INCOME (LOSS)	(3,634,909)	(195,165)	(8,828,667)	(56,082)	(2,103,527)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,701,692	(23,310)	8,496,379	86,116	3,372,517
Net change in unrealized gain (loss) on investments	13,123,383	234,314	79,911,376	400,652	19,305,307
NET GAIN (LOSS) ON INVESTMENTS	14,825,075	211,004	88,407,755	486,768	22,677,824

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,190,166	$15,839	$79,579,088	$430,686	$20,574,297
The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039
Net Assets	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

NET ASSETS, representing:
Accumulation units	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039
	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

Units outstanding	1,613,958	2,206,091	8,768,798	—	775,115,905

Portfolio shares held	1,450,591	2,128,703	8,079,102	—	706,277,394
Portfolio net asset value per share	$10.88	$12.82	$17.63	$—	$12.34
Investment in portfolio shares, at cost	$15,579,083	$23,265,255	$113,730,945	$—	$7,672,663,123

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	136,143	164,139	2,009,457	15,448	148,497,444
NET INVESTMENT INCOME (LOSS)	(136,143)	(164,139)	(2,009,457)	(15,448)	(148,497,444)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	62,561	314,013	4,074,766	393,653	2,365,382
Net change in unrealized gain (loss) on investments	(59,435)	4,026,088	17,949,390	207,125	647,191,220
NET GAIN (LOSS) ON INVESTMENTS	3,126	4,340,101	22,024,156	600,778	649,556,602

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(133,017)	$4,175,962	$20,014,699	$585,330	$501,059,158

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$—	$—	$17,609,476	$12,959,602	$5,080,781
Net Assets	$—	$—	$17,609,476	$12,959,602	$5,080,781

NET ASSETS, representing:
Accumulation units	$—	$—	$17,609,476	$12,959,602	$5,080,781
	$—	$—	$17,609,476	$12,959,602	$5,080,781

Units outstanding	—	—	1,066,271	758,443	456,931

Portfolio shares held	—	—	961,216	696,753	414,758
Portfolio net asset value per share	$—	$—	$18.32	$18.60	$12.25
Investment in portfolio shares, at cost	$—	$—	$13,960,748	$10,276,152	$4,937,958

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,685,205	1,868,174	138,737	96,778	164,250
NET INVESTMENT INCOME (LOSS)	(1,685,205)	(1,868,174)	(138,737)	(96,778)	(164,250)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,682,564	24,840,641	216,732	255,008	284,564
Net change in unrealized gain (loss) on investments	(21,823,812)	(15,214,461)	2,614,664	1,905,150	(85,016)
NET GAIN (LOSS) ON INVESTMENTS	13,858,752	9,626,180	2,831,396	2,160,158	199,548

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,173,547	$7,758,006	$2,692,659	$2,063,380	$35,298

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647
Net Assets	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

NET ASSETS, representing:
Accumulation units	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647
	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Units outstanding	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

Portfolio shares held	94,155,457	2,261,511	3,911,444	5,397,863	3,441,090
Portfolio net asset value per share	$13.75	$12.57	$13.22	$13.31	$10.87
Investment in portfolio shares, at cost	$1,069,942,099	$24,054,573	$43,170,069	$59,878,112	$34,745,460

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,459,146	157,964	268,975	379,869	215,082
NET INVESTMENT INCOME (LOSS)	(14,459,146)	(157,964)	(268,975)	(379,869)	(215,082)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized gain (loss) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET GAIN (LOSS) ON INVESTMENTS	181,506,434	3,764,754	7,208,618	9,702,450	1,871,911

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$167,047,288	$3,606,790	$6,939,643	$9,322,581	$1,656,829

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040
Net Assets	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

NET ASSETS, representing:
Accumulation units	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040
	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Units outstanding	1,742,753	2,236,025	2,831,694	233,518	431,093

Portfolio shares held	1,717,750	2,188,469	2,768,425	230,632	422,512
Portfolio net asset value per share	$10.31	$13.30	$10.66	$10.26	$12.04
Investment in portfolio shares, at cost	$16,593,569	$23,684,946	$28,380,260	$2,349,149	$4,441,811

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	92,875	136,195	168,797	15,275	24,512
NET INVESTMENT INCOME (LOSS)	(92,875)	(136,195)	(168,797)	(15,275)	(24,512)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized gain (loss) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET GAIN (LOSS) ON INVESTMENTS	1,085,037	4,924,438	972,697	(67,425)	673,427

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$992,162	$4,788,243	$803,900	$(82,700)	$648,915

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849
Net Assets	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

NET ASSETS, representing:
Accumulation units	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849
	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Units outstanding	498,240	25,240,844	8,158,465	278,107	116,503

Portfolio shares held	490,281	24,163,893	7,650,881	273,472	114,552
Portfolio net asset value per share	$9.62	$12.32	$10.58	$10.87	$10.71
Investment in portfolio shares, at cost	$4,725,787	$258,451,752	$80,990,262	$2,921,582	$1,199,837

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,491	3,277,165	2,067,649	13,263	6,002
NET INVESTMENT INCOME (LOSS)	(27,491)	(3,277,165)	(2,067,649)	(13,263)	(6,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized gain (loss) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET GAIN (LOSS) ON INVESTMENTS	(16,930)	31,406,005	3,460,013	45,122	20,164

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(44,421)	$28,128,840	$1,392,364	$31,859	$14,162

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158
Net Assets	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

NET ASSETS, representing:
Accumulation units	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158
	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Units outstanding	143,741	147,412	271,371	199,251	583,227

Portfolio shares held	141,924	145,069	268,832	198,579	531,884
Portfolio net asset value per share	$9.20	$10.65	$11.19	$9.21	$12.77
Investment in portfolio shares, at cost	$1,307,122	$1,512,506	$2,710,100	$1,816,932	$6,091,473

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,943	8,330	14,148	10,827	21,115
NET INVESTMENT INCOME (LOSS)	(6,943)	(8,330)	(14,148)	(10,827)	(21,115)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized gain (loss) on investments	725	29,521	270,524	22,824	668,563
NET GAIN (LOSS) ON INVESTMENTS	913	33,294	280,722	22,049	711,414

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,030)	$24,964	$266,574	$11,222	$690,299

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075
Net Assets	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

NET ASSETS, representing:
Accumulation units	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075
	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Units outstanding	608,538	319,062	1,096,903	2,990,540	790,486

Portfolio shares held	601,616	315,607	1,084,201	2,342,734	871,664
Portfolio net asset value per share	$10.02	$11.51	$12.02	$14.84	$10.62
Investment in portfolio shares, at cost	$5,873,204	$3,289,433	$11,504,475	$32,285,351	$8,934,423

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$405,065	$311,244

EXPENSES
Charges for mortality and expense risk, and
for administration	31,273	15,207	69,155	165,425	46,553
NET INVESTMENT INCOME (LOSS)	(31,273)	(15,207)	(69,155)	239,640	264,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized gain (loss) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET GAIN (LOSS) ON INVESTMENTS	114,301	330,961	1,435,853	2,986,266	505,322

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$83,028	$315,754	$1,366,698	$3,225,906	$770,013

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$87,630,525	$7,380,531	$2,218,951
Net Assets	$87,630,525	$7,380,531	$2,218,951

NET ASSETS, representing:
Accumulation units	$87,630,525	$7,380,531	$2,218,951
	$87,630,525	$7,380,531	$2,218,951

Units outstanding	8,867,501	546,577	222,276

Portfolio shares held	8,483,110	547,517	217,118
Portfolio net asset value per share	$10.33	$13.48	$10.22
Investment in portfolio shares, at cost	$88,194,278	$5,622,258	$2,224,174

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$65,421	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,293,782	112,615	13,436
NET INVESTMENT INCOME (LOSS)	(2,293,782)	(47,194)	(13,436)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized gain (loss) on investments	6,472,532	1,994,121	(5,224)
NET GAIN (LOSS) ON INVESTMENTS	4,101,374	2,221,368	(5,132)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,807,592	$2,174,174	$(18,568)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(817,143)	$(2,029,768)	$(2,472,650)	$(156,582)	$(196,127)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized gain (loss) on investments	—	7,510,627	28,525,225	828,466	861,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(817,143)	7,880,722	36,730,455	1,412,960	1,454,193

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,066	341,031	492,862	68,666	69,763
Annuity payments	(1,076,236)	(2,176,595)	(1,214,522)	(384,542)	(335,940)
Surrenders, withdrawals and death benefits	(19,503,983)	(16,301,868)	(17,387,948)	(1,360,306)	(1,535,491)
Net transfers between other subaccounts
or fixed rate option	6,596,978	2,531,075	(4,051,691)	92,843	23,343
Miscellaneous transactions	4,378	2,647	(3,398)	383	(495)
Other charges	(117,487)	(46,474)	(146,525)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,184,284)	(15,650,184)	(22,311,222)	(1,582,956)	(1,778,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,001,427)	(7,769,462)	14,419,233	(169,996)	(324,627)

NET ASSETS
Beginning of period	96,410,894	148,549,257	162,270,550	11,278,451	14,319,345
End of period	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Beginning units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901
Units issued	12,977,307	481,695	190,275	75,541	25,732
Units redeemed	(25,134,419)	(6,317,640)	(6,964,887)	(576,797)	(652,235)
Ending units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,482,600)	$6,750,571	$(44,760)	$334,779	$(818,469)
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized gain (loss) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,801,654	8,944,115	(88,432)	50,415,621	11,429,920

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	587,589	314,931	36,562	1,045,606	231,906
Annuity payments	(1,172,572)	(927,777)	(15,432)	(2,471,544)	(311,606)
Surrenders, withdrawals and death benefits	(24,155,666)	(15,465,175)	(371,642)	(32,874,980)	(5,113,940)
Net transfers between other subaccounts
or fixed rate option	(4,995,821)	551,974	44,791	(2,077,540)	(1,023,451)
Miscellaneous transactions	(4,859)	(2,013)	(18)	(6,385)	178
Other charges	(331,350)	(206,483)	—	(321,074)	(66,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,072,679)	(15,734,543)	(305,739)	(36,705,917)	(6,283,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,728,975	(6,790,428)	(394,171)	13,709,704	5,146,362

NET ASSETS
Beginning of period	231,803,088	148,803,486	3,664,511	273,087,884	52,073,305
End of period	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Beginning units	78,961,808	31,833,690	681,242	91,196,336	22,600,017
Units issued	308,804	206,413	34,543	1,074,038	373,446
Units redeemed	(9,949,162)	(3,389,761)	(98,172)	(12,598,261)	(2,806,697)
Ending units	69,321,450	28,650,342	617,613	79,672,113	20,166,766

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,023,907)	$(809,779)	$(55,213)	$213,827	$(265,109)
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized gain (loss) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,639,057	6,299,013	4,417,566	8,824,882	7,930,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	641,262	67,835	28,827	90,048	135,174
Annuity payments	(1,601,512)	(430,268)	(158,184)	(583,048)	(587,979)
Surrenders, withdrawals and death benefits	(25,927,652)	(6,211,313)	(1,669,632)	(7,284,223)	(6,712,761)
Net transfers between other subaccounts
or fixed rate option	(7,311,666)	(155,632)	604,018	(1,896,063)	(1,009,752)
Miscellaneous transactions	1,734	(3,567)	66	(93)	(1,549)
Other charges	(243,956)	(10,820)	(4,100)	(13,547)	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(34,441,790)	(6,743,765)	(1,199,005)	(9,686,926)	(8,198,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,197,267	(444,752)	3,218,561	(862,044)	(268,334)

NET ASSETS
Beginning of period	247,239,107	59,541,895	17,264,077	66,113,540	71,609,927
End of period	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Beginning units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185
Units issued	458,568	290,527	804,981	75,537	25,502
Units redeemed	(10,006,751)	(1,478,554)	(1,452,002)	(2,672,516)	(2,826,863)
Ending units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824
The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(535,650)	$148,179	$(6,623)	$(746,154)	$66,761
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized gain (loss) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,294,516	14,653,350	3,500,177	14,832,934	1,839,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	117,778	108,105	18,974	127,034	33,877
Annuity payments	(620,480)	(372,313)	(277,971)	(240,578)	(162,747)
Surrenders, withdrawals and death benefits	(4,911,180)	(4,517,789)	(1,727,910)	(5,340,569)	(2,418,235)
Net transfers between other subaccounts
or fixed rate option	(1,403,218)	(1,838,241)	(229,163)	(849,582)	(516,984)
Miscellaneous transactions	(672)	1,095	(250)	(103)	(407)
Other charges	(16,741)	(16,370)	(4,907)	(16,412)	(5,521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,834,513)	(6,635,513)	(2,221,227)	(6,320,210)	(3,070,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,460,003	8,017,837	1,278,950	8,512,724	(1,230,200)

NET ASSETS
Beginning of period	49,711,304	52,039,355	16,979,027	52,348,094	27,509,117
End of period	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Beginning units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353
Units issued	140,457	48,227	75,097	221,007	147,550
Units redeemed	(2,431,216)	(2,068,648)	(770,881)	(2,035,311)	(971,735)
Ending units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(326,887)	$(598,257)	$(161,263)	$(109,082)	$(1,422,576)
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized gain (loss) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,206,269	10,716,436	4,737,365	1,996,864	8,881,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,413	43,830	53,496	3,652	209,585
Annuity payments	(113,659)	(429,197)	(116,775)	(25,698)	(286,255)
Surrenders, withdrawals and death benefits	(2,082,500)	(4,379,273)	(2,266,484)	(502,884)	(8,983,196)
Net transfers between other subaccounts
or fixed rate option	(175,903)	(1,414,815)	(699,713)	530,372	(2,306,912)
Miscellaneous transactions	(87)	(587)	(417)	17	(1,484)
Other charges	(6,070)	(9,930)	(5,075)	(1,459)	(225,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,362,806)	(6,189,972)	(3,034,968)	4,000	(11,593,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,843,463	4,526,464	1,702,397	2,000,864	(2,711,924)

NET ASSETS
Beginning of period	22,199,378	40,265,813	24,077,097	6,715,446	93,506,305
End of period	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Beginning units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785
Units issued	142,902	107,491	53,304	997,029	526,194
Units redeemed	(914,449)	(2,202,623)	(1,621,744)	(1,000,082)	(4,234,136)
Ending units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,342)	$(1,643,114)	$(490,551)	$(8,474,733)	$(3,762,148)
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized gain (loss) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,218,485	19,198,771	8,718,865	46,874,425	10,894,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,242	237,659	87,089	7,962,991	9,178,695
Annuity payments	(123,965)	(546,956)	(270,849)	(348,582)	(164,177)
Surrenders, withdrawals and death benefits	(830,952)	(11,078,177)	(2,988,265)	(31,685,530)	(12,918,452)
Net transfers between other subaccounts
or fixed rate option	(27,563)	(324,598)	(399,586)	97,640,448	(676,864)
Miscellaneous transactions	71	206	(1,568)	(48,508)	(1,445)
Other charges	(28,577)	(263,335)	(76,529)	(5,901,034)	(2,102,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,744)	(11,975,201)	(3,649,708)	67,619,785	(6,684,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,258,741	7,223,570	5,069,157	114,494,210	4,210,334

NET ASSETS
Beginning of period	9,066,913	98,682,778	27,187,752	532,188,733	239,515,128
End of period	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Beginning units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924
Units issued	87,146	452,255	558,429	7,564,942	1,762,372
Units redeemed	(593,217)	(4,334,633)	(2,589,727)	(3,833,003)	(2,016,903)
Ending units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(24,995,774)	$(1,930,750)	$(3,164,791)	$(2,531,018)	$(1,787,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized gain (loss) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	150,438,995	16,871,302	11,941,371	36,766,527	17,472,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,914,889	5,420,299	14,278,591	5,184,798	2,335,913
Annuity payments	(919,232)	(110,380)	(142,319)	(299,122)	(164,611)
Surrenders, withdrawals and death benefits	(77,449,024)	(5,631,625)	(14,261,303)	(9,612,589)	(6,807,487)
Net transfers between other subaccounts
or fixed rate option	(12,726,040)	5,400,883	6,806,851	9,943,154	975,600
Miscellaneous transactions	2,257	(1,104)	138	(2,151)	408
Other charges	(15,866,502)	(1,070,769)	(1,589,870)	(1,492,897)	(992,873)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,043,652)	4,007,304	5,092,088	3,721,193	(4,653,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,395,343	20,878,606	17,033,459	40,487,720	12,819,187

NET ASSETS
Beginning of period	1,487,767,353	113,488,338	202,253,508	141,143,501	106,316,957
End of period	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Beginning units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
Units issued	4,729,941	1,389,576	2,856,078	1,585,621	808,592
Units redeemed	(9,866,617)	(1,086,672)	(2,448,039)	(1,360,071)	(1,016,832)
Ending units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,199,770)	$(8,797,407)	$(5,410,817)	$(9,047,467)	$(6,854,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized gain (loss) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,589,600	125,170,024	71,844,076	12,986,466	118,644,233

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,593,808	14,006,157	11,092,329	12,846,064	7,748,406
Annuity payments	(112,706)	(511,018)	(158,550)	(237,516)	(304,138)
Surrenders, withdrawals and death benefits	(8,348,912)	(30,833,460)	(22,026,937)	(37,382,586)	(26,553,208)
Net transfers between other subaccounts
or fixed rate option	969,495	9,088,318	273,401	58,808,189	(19,665,931)
Miscellaneous transactions	4,738	861	(1,635)	(1,346)	(2,222)
Other charges	(1,175,667)	(5,231,085)	(4,581,053)	(7,168,822)	(3,930,944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,069,244)	(13,480,227)	(15,402,445)	26,863,983	(42,708,037)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,356	111,689,797	56,441,631	39,850,449	75,936,196

NET ASSETS
Beginning of period	139,959,945	496,877,131	411,063,140	648,214,818	390,226,357
End of period	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Beginning units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608
Units issued	1,746,805	3,489,160	2,744,786	7,182,199	2,146,402
Units redeemed	(1,893,103)	(4,034,824)	(3,535,893)	(4,896,735)	(3,896,293)
Ending units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,186,111)	$(5,753,065)	$(2,522,132)	$(3,814,472)	$(4,355,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized gain (loss) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,904,854	41,083,634	264,291	47,428,111	22,753,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,464,434	15,392,484	12,596,291	13,651,525	4,691,421
Annuity payments	(256,547)	(273,034)	(1,701,957)	(124,748)	(336,533)
Surrenders, withdrawals and death benefits	(9,015,521)	(19,908,922)	(19,513,195)	(15,488,730)	(15,766,812)
Net transfers between other subaccounts
or fixed rate option	4,794,955	14,683,951	12,865,397	9,055,395	10,972,234
Miscellaneous transactions	(631)	(4,911)	554	(1,200)	(13,975)
Other charges	(1,370,136)	(3,173,945)	(1,149,050)	(2,164,059)	(2,411,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,616,554	6,715,623	3,098,040	4,928,183	(2,864,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,521,408	47,799,257	3,362,331	52,356,294	19,889,016

NET ASSETS
Beginning of period	127,816,684	334,007,338	161,562,136	222,962,239	265,263,467
End of period	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Beginning units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
Units issued	1,559,032	2,877,262	4,671,615	2,361,074	4,757,881
Units redeemed	(1,305,586)	(2,437,175)	(4,337,063)	(2,036,796)	(4,972,420)
Ending units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(176,978,676)	$(6,158,132)	$(3,497,130)	$(2,346,352)	$(25,180,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized gain (loss) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,425,200,623	80,336,038	51,249,154	1,041,052	174,991,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281,106,012	14,153,039	1,587,207	8,476,562	39,381,977
Annuity payments	(3,215,494)	(285,442)	(73,913)	(20,753)	(1,912,946)
Surrenders, withdrawals and death benefits	(516,125,486)	(22,118,441)	(11,859,887)	(8,965,819)	(76,256,411)
Net transfers between other subaccounts
or fixed rate option	24,165,484	19,287,837	27,904,881	17,265,300	(2,937,310)
Miscellaneous transactions	12,681	1,598	(1,785)	(66)	(314)
Other charges	(122,392,756)	(3,794,443)	(1,988,661)	(1,861,488)	(17,448,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(336,449,559)	7,244,148	15,567,842	14,893,736	(59,173,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,088,751,064	87,580,186	66,816,996	15,934,788	115,817,604

NET ASSETS
Beginning of period	10,599,349,559	360,344,162	178,123,623	172,269,737	1,510,961,842
End of period	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Beginning units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
Units issued	20,485,535	3,603,684	3,411,678	3,264,096	5,516,626
Units redeemed	(39,115,411)	(3,109,504)	(2,157,355)	(1,789,009)	(10,090,345)
Ending units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,189,100)	$(54,850,471)	$(116,995,442)	$(73,694,953)	$(56,238,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized gain (loss) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253,910,315	328,194,759	915,092,815	358,135,101	484,377,363

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	287,028,278	30,337,194	229,549,662	96,337,878	116,944,324
Annuity payments	(2,116,872)	(1,517,091)	(6,468,348)	(3,843,650)	(985,007)
Surrenders, withdrawals and death benefits	(396,176,382)	(171,368,817)	(392,084,709)	(297,829,155)	(163,955,730)
Net transfers between other subaccounts
or fixed rate option	247,336,469	82,693,460	(15,727,870)	266,752,861	2,570,020
Miscellaneous transactions	(20,884)	(13,854)	(22,470)	52,388	(4,956)
Other charges	(83,690,433)	(30,490,399)	(72,618,671)	(43,002,110)	(38,624,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,360,176	(90,359,507)	(257,372,406)	18,468,212	(84,055,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,306,270,491	237,835,252	657,720,409	376,603,313	400,321,513

NET ASSETS
Beginning of period	7,757,048,134	3,099,702,431	7,082,881,507	4,238,526,630	3,336,732,284
End of period	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Beginning units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
Units issued	36,644,204	18,804,117	19,178,570	40,822,330	11,068,531
Units redeemed	(30,446,911)	(25,657,409)	(33,974,503)	(36,574,069)	(16,063,084)
Ending units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(189,687,791)	$(103,205,489)	$(11,557,206)	$(2,458,435)	$(3,655,765)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized gain (loss) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,571,468,523	914,169,235	219,388,902	(2,458,435)	45,905,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	292,796,780	128,817,569	30,432,585	30,041,556	8,031,442
Annuity payments	(1,993,143)	(2,547,634)	(615,646)	(266,776)	(99,201)
Surrenders, withdrawals and death benefits	(540,086,363)	(303,762,527)	(46,416,656)	(718,641,336)	(14,313,672)
Net transfers between other subaccounts
or fixed rate option	5,636,569,975	(27,207,938)	35,858,162	663,327,255	12,676,322
Miscellaneous transactions	(3,386)	(13,369)	(4,713)	(10,073)	(890)
Other charges	(131,232,696)	(69,920,100)	(6,265,903)	(1,250,200)	(1,913,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,256,051,167	(274,633,999)	12,987,829	(26,799,574)	4,380,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,827,519,690	639,535,236	232,376,731	(29,258,009)	50,286,794

NET ASSETS
Beginning of period	7,626,845,023	6,167,028,676	601,543,518	229,530,584	205,700,199
End of period	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Beginning units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718
Units issued	388,634,766	10,203,154	5,456,765	34,561,190	2,058,145
Units redeemed	(45,400,230)	(26,350,525)	(4,557,267)	(37,605,910)	(1,783,673)
Ending units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,063,367)	$(2,025,361)	$(2,777,815)	$(33,151,053)	$(11,118,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized gain (loss) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,677,772	25,352,182	67,160,904	60,349,195	29,619,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,488,253	5,390,732	8,061,493	22,795	13,683,028
Annuity payments	(1,745,034)	(72,222)	(33,761)	(221,771)	(1,752,418)
Surrenders, withdrawals and death benefits	(108,112,964)	(8,394,158)	(10,653,724)	(99,836,724)	(49,469,516)
Net transfers between other subaccounts
or fixed rate option	156,359,671	6,917,503	10,830,196	(1,649,859,719)	122,377,493
Miscellaneous transactions	317	704	(1,437)	14,412	(4,990)
Other charges	(15,463,880)	(1,026,001)	(2,726,610)	(23,484,631)	(6,371,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,526,363	2,816,558	5,476,157	(1,773,365,638)	78,461,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,204,135	28,168,740	72,637,061	(1,713,016,443)	108,081,608

NET ASSETS
Beginning of period	1,625,407,883	119,787,625	196,951,749	2,963,395,558	615,289,540
End of period	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Beginning units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798
Units issued	17,467,858	1,797,172	3,449,678	63,062,195	12,529,102
Units redeemed	(13,269,432)	(1,638,524)	(3,209,040)	(200,341,806)	(6,216,965)
Ending units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,372,913)	$(229,802)	$(1,209,492)	$(3,443,264)	$(5,205,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized gain (loss) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(975,354)	(131,209)	6,551,054	44,487,145	34,029,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,464,603	2,261,311	12,304,928
Annuity payments	—	—	(10,021)	(152,969)	(296,650)
Surrenders, withdrawals and death benefits	(13,640,372)	(1,924,320)	(4,371,975)	(10,405,248)	(18,540,187)
Net transfers between other subaccounts
or fixed rate option	42,427,435	(1,161,241)	3,569,374	33,834,595	16,056,922
Miscellaneous transactions	(672)	(105)	208	(499)	(1,387)
Other charges	(35,053)	(4,938)	(688,991)	(2,165,194)	(3,074,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,751,338	(3,090,604)	(36,802)	23,371,996	6,448,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,775,984	(3,221,813)	6,514,252	67,859,141	40,478,208

NET ASSETS
Beginning of period	60,356,622	12,094,158	71,984,180	172,459,595	314,315,308
End of period	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Beginning units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499
Units issued	4,019,012	50,827	818,933	5,540,527	2,924,140
Units redeemed	(1,434,373)	(310,584)	(817,920)	(3,184,357)	(2,485,418)
Ending units	7,832,879	754,700	4,913,350	21,865,500	15,520,221

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,263,240)	$(64,052,981)	$(37,706,532)	$(33,577,929)	$(5,719)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,014,897,665	63,773,804	38,412,419	29,624,224	23,380
Net change in unrealized gain (loss) on investments	(773,872,702)	560,314,925	336,068,961	216,531,951	59,743
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	212,761,723	560,035,748	336,774,848	212,578,246	77,404

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,523,128	106,644,068	105,687,953	67,152,085	—
Annuity payments	(363,070)	(671,902)	(307,720)	(577,223)	—
Surrenders, withdrawals and death benefits	(73,112,976)	(182,571,367)	(95,198,072)	(98,075,414)	(61,090)
Net transfers between other subaccounts
or fixed rate option	(5,437,687,414)	25,693,821	50,262,713	380,487,920	(59,691)
Miscellaneous transactions	(1,894)	1,108	(1,316)	125	—
Other charges	(19,677,589)	(47,912,483)	(26,811,579)	(24,903,159)	(3,215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,495,319,815)	(98,816,755)	33,631,979	324,084,334	(123,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,282,558,092)	461,218,993	370,406,827	536,662,580	(46,592)

NET ASSETS
Beginning of period	5,282,558,092	3,900,807,598	2,207,521,959	1,819,141,720	566,552
End of period	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

Beginning units	371,620,414	310,670,767	161,567,047	149,330,877	24,640
Units issued	6,701,396	11,754,372	11,796,909	39,063,757	6,257
Units redeemed	(378,321,810)	(18,104,102)	(8,366,177)	(11,522,799)	(11,665)
Ending units	—	304,321,037	164,997,779	176,871,835	19,232

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,433)	$(10,332)	$(24,686)	$(5,343)	$(9,040)
Capital gains distributions received	10,895	—	111,608	—	59,461
Net realized gain (loss) on shares redeemed	25,563	55,712	98,215	30,062	11,741
Net change in unrealized gain (loss) on investments	65,670	127,809	131,949	89,582	36,937
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,695	173,189	317,086	114,301	99,099

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,545	15,677	11,980	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,719)	(153,578)	(159,337)	(13,685)	(73,872)
Net transfers between other subaccounts
or fixed rate option	(171,291)	395,341	15,674	301,832	68,377
Miscellaneous transactions	(589)	(62)	(396)	—	—
Other charges	(7,122)	(9,185)	(14,277)	(4,584)	(5,344)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(199,721)	244,061	(142,659)	295,543	(10,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,026)	417,250	174,427	409,844	88,260

NET ASSETS
Beginning of period	878,024	834,278	1,697,616	399,398	557,065
End of period	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

Beginning units	48,679	70,169	82,182	23,130	31,628
Units issued	9,600	44,691	14,512	24,235	7,799
Units redeemed	(20,144)	(27,910)	(20,645)	(9,224)	(7,837)
Ending units	38,135	86,950	76,049	38,141	31,590

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,804)	$(2,083)	$(7,873)	$(3,423)	$4,028
Capital gains distributions received	28,467	14,895	66,426	3,030	6,945
Net realized gain (loss) on shares redeemed	19,329	35,761	22,044	12,934	14,854
Net change in unrealized gain (loss) on investments	(3,391)	(29,504)	7,137	18,733	(30,239)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,601	19,069	87,734	31,274	(4,412)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	31,451	12,600	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,122)	(179,180)	(128,244)	(91,522)	(13,659)
Net transfers between other subaccounts
or fixed rate option	(22,559)	(32,153)	(1,237)	164,495	(105,165)
Miscellaneous transactions	(3)	(252)	—	—	52
Other charges	(3,818)	(2,271)	(5,743)	(2,653)	(812)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,502)	(213,856)	(103,773)	82,920	(119,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,901)	(194,787)	(16,039)	114,194	(123,996)

NET ASSETS
Beginning of period	487,177	446,045	825,233	240,194	248,321
End of period	$470,276	$251,258	$809,194	$354,388	$124,325

Beginning units	27,501	32,649	39,140	13,026	15,850
Units issued	12,066	13,914	11,554	12,144	2,923
Units redeemed	(14,966)	(29,352)	(15,760)	(8,166)	(9,327)
Ending units	24,601	17,211	34,934	17,004	9,446

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

OPERATIONS
Net investment income (loss)	$5,851	$(15,192)	$(3,298)	$(486,104)	$(3,038,701)
Capital gains distributions received	21,138	43,678	—	—	—
Net realized gain (loss) on shares redeemed	46,050	79,033	41,917	23,505,324	9,625,807
Net change in unrealized gain (loss) on investments	(14,236)	116,982	61,713	(19,824,682)	50,606,197
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,803	224,501	100,332	3,194,538	57,193,303

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,000	—	—	1,213,985	8,274,558
Annuity payments	—	—	—	(5,168)	(345,690)
Surrenders, withdrawals and death benefits	(45,591)	(124,159)	(17,776)	(1,693,720)	(11,575,011)
Net transfers between other subaccounts
or fixed rate option	(246,495)	(85,186)	(137,310)	(90,912,840)	14,315,422
Miscellaneous transactions	(508)	(1)	(1)	497	(3,057)
Other charges	(4,705)	(7,994)	(6,831)	(272,968)	(1,810,313)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(291,299)	(217,340)	(161,918)	(91,670,214)	8,855,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	(232,496)	7,161	(61,586)	(88,475,676)	66,049,212

NET ASSETS
Beginning of period	807,013	1,017,622	942,477	88,475,676	164,028,781
End of period	$574,517	$1,024,783	$880,891	$—	$230,077,993

Beginning units	51,008	60,211	65,291	5,536,066	9,078,252
Units issued	6,623	8,033	3,713	496,638	2,070,861
Units redeemed	(22,880)	(18,805)	(13,298)	(6,032,704)	(1,582,780)
Ending units	34,751	49,439	55,706	—	9,566,333

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(317,248)	$(1,117,957)	$(1,485,950)	$3,819	$(12,089)
Capital gains distributions received	—	—	—	—	26,140
Net realized gain (loss) on shares redeemed	403,753	2,047,979	1,514,115	1,111	9,951
Net change in unrealized gain (loss) on investments	(202,397)	(1,589,239)	(354,439)	48,321	213,821
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,892)	(659,217)	(326,274)	53,251	237,823

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	3,000	—
Annuity payments	—	(14,513)	(33,678)	—	—
Surrenders, withdrawals and death benefits	(2,344,884)	(4,187,133)	(8,057,083)	(14,035)	(22,974)
Net transfers between other subaccounts
or fixed rate option	(7,349,245)	(63,669,240)	(19,462,714)	734	(34,494)
Miscellaneous transactions	49	1,086	620	—	25
Other charges	(6,140)	(37,628)	(41,298)	(703)	(2,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,700,220)	(67,907,428)	(27,594,153)	(11,004)	(60,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,816,112)	(68,566,645)	(27,920,427)	42,247	177,769

NET ASSETS
Beginning of period	18,823,994	70,432,053	76,946,121	237,488	750,391
End of period	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

Beginning units	1,552,462	6,458,633	6,205,994	15,163	246,748
Units issued	28,948	17,646	235,224	455	649
Units redeemed	(826,715)	(6,305,169)	(2,428,155)	(1,097)	(17,578)
Ending units	754,695	171,110	4,013,063	14,521	229,819

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,961)	$(1,060,063)	$(14,316,078)	$(29,906,023)	$(11,524)
Capital gains distributions received	12,059	—	—	—	121,631
Net realized gain (loss) on shares redeemed	14,271	827,043	19,713,127	33,719,973	31,845
Net change in unrealized gain (loss) on investments	66,439	87,832	144,158,672	190,871,692	111,527
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	85,808	(145,188)	149,555,721	194,685,642	253,479

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	136,830,186	81,135,592	—
Annuity payments	—	—	(27,072)	(2,364,147)	—
Surrenders, withdrawals and death benefits	(49,272)	(4,649,056)	(72,041,861)	(96,595,882)	(78,310)
Net transfers between other subaccounts
or fixed rate option	(22,302)	(21,254,990)	23,381,130	2,245,325	(21,778)
Miscellaneous transactions	(22)	(552)	66,262	10,417	—
Other charges	(466)	(35,600)	(1,525,220)	(19,289,580)	(2,119)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(72,062)	(25,940,198)	86,683,425	(34,858,275)	(102,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,746	(26,085,386)	236,239,146	159,827,367	151,272

NET ASSETS
Beginning of period	389,391	62,227,719	867,292,614	1,812,804,594	1,419,339
End of period	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

Beginning units	21,863	5,334,309	67,998,532	159,342,936	78,706
Units issued	17	245,725	11,052,777	8,631,650	124
Units redeemed	(3,600)	(2,455,428)	(4,804,043)	(11,525,287)	(5,428)
Ending units	18,280	3,124,606	74,247,266	156,449,299	73,402

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,634,909)	$(195,165)	$(8,828,667)	$(56,082)	$(2,103,527)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,701,692	(23,310)	8,496,379	86,116	3,372,517
Net change in unrealized gain (loss) on investments	13,123,383	234,314	79,911,376	400,652	19,305,307
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,190,166	15,839	79,579,088	430,686	20,574,297

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,715,147	—	37,385,895	1,428,481	10,143,173
Annuity payments	(86,078)	—	(91,395)	—	(13,172)
Surrenders, withdrawals and death benefits	(17,135,037)	(1,602,361)	(28,350,582)	(376,624)	(8,083,074)
Net transfers between other subaccounts
or fixed rate option	40,559,167	(4,161,916)	20,478,342	948,498	30,571,496
Miscellaneous transactions	(186)	—	(4,078)	(24)	(487)
Other charges	(2,865,706)	(5,272)	(6,977,840)	(19,514)	(1,199,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,187,307	(5,769,549)	22,440,342	1,980,817	31,418,467

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,377,473	(5,753,710)	102,019,430	2,411,503	51,992,764

NET ASSETS
Beginning of period	250,514,242	12,900,729	526,895,616	4,761,643	114,425,227
End of period	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

Beginning units	23,109,898	1,278,693	43,064,173	477,807	7,262,169
Units issued	5,945,802	77,911	5,273,008	297,682	3,267,174
Units redeemed	(2,941,489)	(647,295)	(3,428,036)	(114,862)	(1,399,744)
Ending units	26,114,211	709,309	44,909,145	660,627	9,129,599

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

OPERATIONS
Net investment income (loss)	$(136,143)	$(164,139)	$(2,009,457)	$(15,448)	$(148,497,444)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	62,561	314,013	4,074,766	393,653	2,365,382
Net change in unrealized gain (loss) on investments	(59,435)	4,026,088	17,949,390	207,125	647,191,220
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(133,017)	4,175,962	20,014,699	585,330	501,059,158

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,515,643	6,655,837	354,253	1,700,066,752
Annuity payments	—	—	(87,335)	—	(295,518)
Surrenders, withdrawals and death benefits	(3,558,735)	(1,119,991)	(8,197,774)	(227,038)	(408,496,632)
Net transfers between other subaccounts
or fixed rate option	17,192,057	12,912,362	13,597,030	(5,117,256)	15,375,182
Miscellaneous transactions	16	400	1,647	99	81,261
Other charges	(1,846)	(59,852)	(1,129,100)	(5,861)	(1,053,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,631,492	17,248,562	10,840,305	(4,995,803)	1,305,677,809

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,498,475	21,424,524	30,855,004	(4,410,473)	1,806,736,967

NET ASSETS
Beginning of period	2,283,950	5,865,446	111,579,556	4,410,473	6,908,726,072
End of period	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

Beginning units	231,276	636,365	8,006,604	523,530	655,377,516
Units issued	1,767,421	1,835,897	2,579,500	96,117	123,913,254
Units redeemed	(384,739)	(266,171)	(1,817,306)	(619,647)	(4,174,865)
Ending units	1,613,958	2,206,091	8,768,798	—	775,115,905

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,685,205)	$(1,868,174)	$(138,737)	$(96,778)	$(164,250)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,682,564	24,840,641	216,732	255,008	284,564
Net change in unrealized gain (loss) on investments	(21,823,812)	(15,214,461)	2,614,664	1,905,150	(85,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,173,547	7,758,006	2,692,659	2,063,380	35,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,047,330	9,374,837	4,515,307	2,143,963	—
Annuity payments	(69,481)	(120,163)	—	—	—
Surrenders, withdrawals and death benefits	(4,247,249)	(13,963,427)	(430,681)	(413,322)	(2,060,077)
Net transfers between other subaccounts
or fixed rate option	(350,561,929)	(383,803,859)	1,000,943	659,789	(4,384,282)
Miscellaneous transactions	(72)	1,715	(10,124)	(20,097)	(2,114)
Other charges	(1,407,215)	(1,457,606)	(45,309)	(41,552)	(2,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(341,238,616)	(389,968,503)	5,030,136	2,328,781	(6,449,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(329,065,069)	(382,210,497)	7,722,795	4,392,161	(6,414,001)

NET ASSETS
Beginning of period	329,065,069	382,210,497	9,886,681	8,567,441	11,494,782
End of period	$—	$—	$17,609,476	$12,959,602	$5,080,781

Beginning units	29,655,807	37,614,800	711,832	603,848	1,025,175
Units issued	2,222,322	1,833,454	436,963	261,405	237,486
Units redeemed	(31,878,129)	(39,448,254)	(82,524)	(106,810)	(805,730)
Ending units	—	—	1,066,271	758,443	456,931

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,459,146)	$(157,964)	$(268,975)	$(379,869)	$(215,082)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized gain (loss) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	167,047,288	3,606,790	6,939,643	9,322,581	1,656,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	288,333,981	3,718,648	9,501,690	12,470,665	7,518,431
Annuity payments	(27,497)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,466,413)	(789,823)	(1,438,142)	(1,914,815)	(1,662,711)
Net transfers between other subaccounts
or fixed rate option	96,864,453	927,055	1,835,432	(7,002)	384,338
Miscellaneous transactions	3,367	(707)	753	(9)	610
Other charges	(13,103,167)	(147,544)	(250,192)	(356,225)	(207,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	352,604,724	3,707,629	9,649,541	10,192,614	6,033,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	519,652,012	7,314,419	16,589,184	19,515,195	7,690,472

NET ASSETS
Beginning of period	774,985,523	21,112,773	35,120,107	52,330,363	29,714,175
End of period	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Beginning units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748
Units issued	29,871,443	473,781	1,037,037	1,159,013	925,540
Units redeemed	(1,082,368)	(153,561)	(238,196)	(307,186)	(358,811)
Ending units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(92,875)	$(136,195)	$(168,797)	$(15,275)	$(24,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized gain (loss) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	992,162	4,788,243	803,900	(82,700)	648,915

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,264	6,318,210	6,491,049	595,879	1,608,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(863,555)	(805,175)	(1,770,577)	(90,139)	(154,609)
Net transfers between other subaccounts
or fixed rate option	852,383	1,106,707	700,147	(1,119,337)	(22,484)
Miscellaneous transactions	103	(3,561)	1,315	(131)	—
Other charges	(89,807)	(125,858)	(163,355)	(14,422)	(22,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,291,388	6,490,323	5,258,579	(628,150)	1,409,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,283,550	11,278,566	6,062,479	(710,850)	2,057,940

NET ASSETS
Beginning of period	13,426,454	17,828,074	23,448,932	3,077,138	3,029,100
End of period	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Beginning units	1,414,258	1,691,227	2,323,837	293,242	303,282
Units issued	446,078	672,734	873,428	81,289	174,716
Units redeemed	(117,583)	(127,936)	(365,571)	(141,013)	(46,905)
Ending units	1,742,753	2,236,025	2,831,694	233,518	431,093

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,491)	$(3,277,165)	$(2,067,649)	$(13,263)	$(6,002)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized gain (loss) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(44,421)	28,128,840	1,392,364	31,859	14,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,196,415	83,559,430	—	2,152,069	366,971
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(266,332)	(2,985,098)	(12,721,274)	(119,248)	(18,413)
Net transfers between other subaccounts
or fixed rate option	(263,359)	24,194,251	(30,169,454)	(538,437)	73,656
Miscellaneous transactions	59	1,039	950	(102)	141
Other charges	(26,220)	(3,001,402)	(38,237)	(11,690)	(5,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	640,563	101,768,220	(42,928,015)	1,482,592	416,701

TOTAL INCREASE (DECREASE) IN NET ASSETS	596,142	129,897,060	(41,535,651)	1,514,451	430,863

NET ASSETS
Beginning of period	4,120,360	167,802,105	122,481,970	1,458,188	795,986
End of period	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Beginning units	432,120	16,089,536	12,369,597	139,053	76,718
Units issued	178,691	9,528,461	5,291,798	246,441	51,175
Units redeemed	(112,571)	(377,153)	(9,502,930)	(107,387)	(11,390)
Ending units	498,240	25,240,844	8,158,465	278,107	116,503

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,943)	$(8,330)	$(14,148)	$(10,827)	$(21,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized gain (loss) on investments	725	29,521	270,524	22,824	668,563
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,030)	24,964	266,574	11,222	690,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,632	258,179	911,545	436,410	3,690,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35,959)	(64,129)	(63,649)	(61,578)	(97,514)
Net transfers between other subaccounts
or fixed rate option	122,097	(88,110)	423,266	126,941	731,276
Miscellaneous transactions	83	959	43	(18)	(513)
Other charges	(6,547)	(7,594)	(12,424)	(10,036)	(18,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	421,306	99,305	1,258,781	491,719	4,304,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,276	124,269	1,525,355	502,941	4,995,096

NET ASSETS
Beginning of period	890,428	1,420,711	1,482,879	1,325,975	1,797,062
End of period	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Beginning units	97,386	137,880	150,555	145,299	191,377
Units issued	56,849	47,345	136,147	75,949	434,577
Units redeemed	(10,494)	(37,813)	(15,331)	(21,997)	(42,727)
Ending units	143,741	147,412	271,371	199,251	583,227
The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(31,273)	$(15,207)	$(69,155)	$239,640	$264,691
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized gain (loss) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,028	315,754	1,366,698	3,225,906	770,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,667,796	2,156,150	4,250,426	11,698,791	3,350,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(206,536)	(414,640)	(412,509)	(657,297)	(1,157,678)
Net transfers between other subaccounts
or fixed rate option	662,788	389,644	556,819	17,663	721,132
Miscellaneous transactions	(328)	(37)	(160)	1,061	744
Other charges	(29,514)	(13,785)	(64,030)	(150,789)	(41,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,094,206	2,117,332	4,330,546	10,909,429	2,872,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,177,234	2,433,086	5,697,244	14,135,335	3,642,686

NET ASSETS
Beginning of period	3,850,955	1,199,547	7,334,856	20,630,840	5,614,389
End of period	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Beginning units	396,193	119,550	697,714	2,005,555	530,572
Units issued	256,179	239,779	537,694	1,276,909	415,279
Units redeemed	(43,834)	(40,267)	(138,505)	(291,924)	(155,365)
Ending units	608,538	319,062	1,096,903	2,990,540	790,486

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,293,782)	$(47,194)	$(13,436)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized gain (loss) on investments	6,472,532	1,994,121	(5,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,807,592	2,174,174	(18,568)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	25,739	—
Annuity payments	—	(70,172)	—
Surrenders, withdrawals and death benefits	(15,863,811)	(944,272)	(17,752)
Net transfers between other subaccounts
or fixed rate option	(32,938,719)	524,755	2,255,509
Miscellaneous transactions	3,647	323	—
Other charges	(50,536)	(25,956)	(238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,849,419)	(489,583)	2,237,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,041,827)	1,684,591	2,218,951

NET ASSETS
Beginning of period	134,672,352	5,695,940	—
End of period	$87,630,525	$7,380,531	$2,218,951

Beginning units	13,680,240	585,415	—
Units issued	6,263,872	73,510	251,409
Units redeemed	(11,076,611)	(112,348)	(29,133)
Ending units	8,867,501	546,577	222,276

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,415,982)	$(2,204,243)	$(2,349,213)	$(159,895)	$(208,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,415,982)	6,664,599	3,014,140	786,051	840,388

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,153,713	955,460	414,880	19,928	44,537
Annuity payments	(2,203,915)	(1,318,525)	(881,938)	(67,962)	(229,470)
Surrenders, withdrawals and death benefits	(13,984,325)	(18,117,025)	(16,094,372)	(1,143,647)	(1,617,550)
Net transfers between other subaccounts
or fixed rate option	5,783,429	517,542	(2,505,288)	(512,238)	(388,008)
Miscellaneous transactions	24,107	(1,739)	285	79	400
Other charges	(131,534)	(45,086)	(155,682)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,358,525)	(18,009,373)	(19,222,115)	(1,703,840)	(2,190,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,774,507)	(11,344,774)	(16,207,975)	(917,789)	(1,349,703)

NET ASSETS
Beginning of period	107,185,401	159,894,031	178,478,525	12,196,240	15,669,048
End of period	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Beginning units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761
Units issued	14,510,027	766,733	288,016	30,511	34,589
Units redeemed	(22,247,217)	(7,676,573)	(7,123,316)	(630,876)	(871,449)
Ending units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,375,020)	$7,405,697	$(49,055)	$988,392	$(781,840)
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,509,279	20,258,716	765,314	26,101,965	1,434,939

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,200,741	604,172	20,000	909,610	162,345
Annuity payments	(1,640,060)	(1,060,435)	(16,726)	(1,337,768)	(256,392)
Surrenders, withdrawals and death benefits	(22,689,755)	(17,765,247)	(414,161)	(26,262,963)	(4,301,241)
Net transfers between other subaccounts
or fixed rate option	(3,594,263)	(3,118,449)	(85,370)	(3,079,316)	(1,176,558)
Miscellaneous transactions	(374)	(6,370)	(1,626)	(2,226)	(387)
Other charges	(346,259)	(221,739)	—	(345,015)	(69,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,069,970)	(21,568,068)	(497,883)	(30,117,678)	(5,641,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,560,691)	(1,309,352)	267,431	(4,015,713)	(4,206,379)

NET ASSETS
Beginning of period	238,363,779	150,112,838	3,397,080	277,103,597	56,279,684
End of period	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Beginning units	88,795,261	36,941,514	780,775	101,975,273	25,079,500
Units issued	1,030,494	363,366	10,339	2,140,150	302,709
Units redeemed	(10,863,947)	(5,471,190)	(109,872)	(12,919,087)	(2,782,192)
Ending units	78,961,808	31,833,690	681,242	91,196,336	22,600,017

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,729,468)	$(749,011)	$(62,267)	$578,507	$(472,755)
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,518,222)	12,216,936	131,199	10,165,937	6,171,121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	858,901	83,522	21,091	160,150	239,454
Annuity payments	(2,384,828)	(405,953)	(64,618)	(492,171)	(1,216,995)
Surrenders, withdrawals and death benefits	(24,814,005)	(4,957,581)	(1,283,138)	(5,010,499)	(7,272,870)
Net transfers between other subaccounts
or fixed rate option	(5,916,854)	(1,187,683)	(124,436)	(331,061)	(1,481,502)
Miscellaneous transactions	(5,483)	1,669	(2,874)	1,806	(825)
Other charges	(268,902)	(13,573)	(4,830)	(16,779)	(31,177)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,531,171)	(6,479,599)	(1,458,805)	(5,688,554)	(9,763,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,049,393)	5,737,337	(1,327,606)	4,477,383	(3,592,794)

NET ASSETS
Beginning of period	287,288,500	53,804,558	18,591,683	61,636,157	75,202,721
End of period	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Beginning units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742
Units issued	863,422	274,055	382,014	328,669	64,994
Units redeemed	(11,400,413)	(1,650,899)	(1,235,512)	(2,143,619)	(3,761,551)
Ending units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(452,830)	$1,963,289	$(105,876)	$(740,446)	$87,834
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(548,746)	(4,825,554)	1,203,839	495,170	4,418,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	354,287	243,449	22,163	202,300	64,148
Annuity payments	(274,176)	(412,718)	(155,562)	(285,146)	(112,131)
Surrenders, withdrawals and death benefits	(6,048,682)	(4,775,401)	(1,660,214)	(5,449,510)	(2,382,973)
Net transfers between other subaccounts
or fixed rate option	(820,737)	(134,198)	(545,399)	(1,295,958)	547,941
Miscellaneous transactions	1,018	2,884	1,056	2,423	(786)
Other charges	(20,524)	(19,333)	(5,384)	(19,159)	(6,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,808,814)	(5,095,317)	(2,343,340)	(6,845,050)	(1,890,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,357,560)	(9,920,871)	(1,139,501)	(6,349,880)	2,528,046

NET ASSETS
Beginning of period	57,068,864	61,960,226	18,118,528	58,697,974	24,981,071
End of period	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Beginning units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414
Units issued	248,752	180,892	103,571	126,686	504,663
Units redeemed	(2,845,617)	(2,046,972)	(968,297)	(2,480,463)	(1,106,724)
Ending units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(318,647)	$(582,403)	$(38,177)	$(99,934)	$(1,351,893)
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	561,292	(112,896)	2,264,134	624	18,420,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	43,495	46,606	14,168	7,511	390,407
Annuity payments	(225,507)	(135,731)	(139,434)	(30,250)	(336,731)
Surrenders, withdrawals and death benefits	(2,098,059)	(3,963,044)	(2,120,193)	(1,129,740)	(7,477,077)
Net transfers between other subaccounts
or fixed rate option	(787,445)	(2,103,525)	(1,199,526)	(212,064)	(2,979,735)
Miscellaneous transactions	(1,251)	(606)	(23)	209	(4,200)
Other charges	(8,522)	(11,302)	(5,964)	(1,563)	(227,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,077,289)	(6,167,602)	(3,450,972)	(1,365,897)	(10,634,917)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,515,997)	(6,280,498)	(1,186,838)	(1,365,273)	7,785,392

NET ASSETS
Beginning of period	24,715,375	46,546,311	25,263,935	8,080,719	85,720,913
End of period	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Beginning units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793
Units issued	62,136	65,099	38,794	596,329	602,509
Units redeemed	(1,250,424)	(2,537,060)	(2,197,706)	(1,864,881)	(4,633,517)
Ending units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(123,217)	$(1,601,742)	$(464,087)	$(7,074,370)	$(3,657,305)
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(159,471)	2,423,362	(1,571,673)	45,286,387	4,262,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	50,846	593,226	52,855	9,059,252	9,370,150
Annuity payments	(19,837)	(507,539)	(65,316)	(67,674)	(126,901)
Surrenders, withdrawals and death benefits	(747,373)	(9,113,239)	(2,434,916)	(20,162,785)	(10,211,086)
Net transfers between other subaccounts
or fixed rate option	(507,557)	(1,974,140)	(277,373)	(19,539,435)	9,254,399
Miscellaneous transactions	450	(1,299)	(1,161)	463	(2,313)
Other charges	(29,112)	(276,733)	(77,592)	(5,314,757)	(2,061,665)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,252,583)	(11,279,724)	(2,803,503)	(36,024,936)	6,222,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,412,054)	(8,856,362)	(4,375,176)	9,261,451	10,484,896

NET ASSETS
Beginning of period	10,478,967	107,539,140	31,562,928	522,927,282	229,030,232
End of period	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Beginning units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810
Units issued	72,438	528,208	411,044	7,958,419	4,912,304
Units redeemed	(776,058)	(4,718,914)	(2,308,898)	(10,503,079)	(4,649,190)
Ending units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(24,532,704)	$(1,776,768)	$(2,836,700)	$(2,166,393)	$(1,602,513)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,896,217	3,489,793	23,017,224	6,833,900	10,877,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,319,688	1,455,550	10,401,819	2,441,161	3,361,334
Annuity payments	(257,418)	(24,864)	(123,148)	(85,701)	(56,207)
Surrenders, withdrawals and death benefits	(65,634,214)	(4,976,977)	(10,343,847)	(5,379,835)	(4,510,706)
Net transfers between other subaccounts
or fixed rate option	(40,554,382)	(2,233,821)	11,566,329	(9,419,529)	544,060
Miscellaneous transactions	(1,179)	(648)	12,894	(5,845)	(5,318)
Other charges	(15,583,517)	(999,852)	(1,464,981)	(1,313,811)	(916,985)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(76,711,022)	(6,780,612)	10,049,066	(13,763,560)	(1,583,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,814,805)	(3,290,819)	33,066,290	(6,929,660)	9,293,508

NET ASSETS
Beginning of period	1,537,582,158	116,779,157	169,187,218	148,073,161	97,023,449
End of period	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Beginning units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209
Units issued	20,262,404	2,777,058	6,041,646	3,370,514	2,405,015
Units redeemed	(26,269,169)	(3,375,502)	(5,290,336)	(4,230,929)	(2,503,386)
Ending units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,626,093)	$(7,801,033)	$(4,499,361)	$(9,063,930)	$(5,721,913)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,258,831	(7,551,887)	61,525,716	7,540,083	10,452,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,671,452	9,696,116	8,710,453	16,512,057	7,515,530
Annuity payments	(49,662)	(88,206)	(265,828)	(161,873)	(121,825)
Surrenders, withdrawals and death benefits	(4,863,115)	(20,940,797)	(14,900,970)	(37,148,198)	(16,644,286)
Net transfers between other subaccounts
or fixed rate option	26,447,492	(13,665,973)	(1,105,478)	16,578,685	23,299,319
Miscellaneous transactions	(2,523)	(1,606)	(4,857)	546	(6,864)
Other charges	(873,263)	(4,764,837)	(4,146,550)	(7,325,570)	(3,411,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,330,381	(29,765,303)	(11,713,230)	(11,544,353)	10,630,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,589,212	(37,317,190)	49,812,486	(4,004,270)	21,083,359

NET ASSETS
Beginning of period	89,370,733	534,194,321	361,250,654	652,219,088	369,142,998
End of period	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Beginning units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522
Units issued	3,543,601	9,709,192	6,708,410	13,739,242	6,700,564
Units redeemed	(2,223,749)	(11,858,950)	(7,703,444)	(14,740,673)	(6,385,478)
Ending units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,751,618)	$(4,522,725)	$(2,563,309)	$(2,936,183)	$(4,029,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(366,304)	40,427,060	29,935	22,541,069	44,934,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,089,590	9,730,875	9,444,681	10,706,012	7,244,621
Annuity payments	(160,714)	(70,972)	(124,553)	—	(118,447)
Surrenders, withdrawals and death benefits	(5,372,071)	(11,439,977)	(11,943,488)	(8,638,169)	(10,718,794)
Net transfers between other subaccounts
or fixed rate option	8,652,477	35,267,545	12,753,472	23,657,784	8,684,095
Miscellaneous transactions	1,396	(4,779)	313	(1,168)	7,114
Other charges	(1,145,185)	(2,572,687)	(1,155,842)	(1,713,953)	(2,266,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,065,493	30,910,005	8,974,583	24,010,506	2,832,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,699,189	71,337,065	9,004,518	46,551,575	47,767,022

NET ASSETS
Beginning of period	120,117,495	262,670,273	152,557,618	176,410,664	217,496,445
End of period	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Beginning units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544
Units issued	2,615,434	6,827,230	6,178,220	4,219,246	12,903,630
Units redeemed	(2,210,917)	(5,362,258)	(5,299,047)	(3,024,148)	(13,054,011)
Ending units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(161,380,659)	$(5,231,437)	$(2,867,283)	$(2,180,133)	$(23,628,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524,093,099	14,438,404	(1,769,685)	4,485,204	54,203,000

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	356,630,709	8,446,564	1,529,239	5,469,808	54,569,541
Annuity payments	(1,486,103)	(100,736)	(13,246)	(76,009)	(245,959)
Surrenders, withdrawals and death benefits	(357,591,755)	(14,568,567)	(6,805,673)	(7,682,342)	(53,239,804)
Net transfers between other subaccounts
or fixed rate option	(62,862,319)	9,030,383	(1,048,221)	253,031	(47,858,238)
Miscellaneous transactions	(30,464)	(2,443)	1,657	1,072	12,825
Other charges	(114,419,349)	(3,311,103)	(1,645,714)	(1,789,123)	(16,633,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(179,759,281)	(505,902)	(7,981,958)	(3,823,563)	(63,394,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	344,333,818	13,932,502	(9,751,643)	661,641	(9,191,939)

NET ASSETS
Beginning of period	10,255,015,741	346,411,660	187,875,266	171,608,096	1,520,153,781
End of period	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Beginning units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370
Units issued	138,247,700	7,790,031	6,571,484	5,090,390	34,704,413
Units redeemed	(152,180,367)	(8,084,026)	(7,488,615)	(5,551,922)	(41,485,525)
Ending units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(120,782,146)	$(53,070,845)	$(109,070,871)	$(70,498,498)	$(51,708,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,059,974	110,886,137	292,907,793	152,509,133	66,450,355

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,187,773	45,078,406	298,733,880	120,240,291	193,115,290
Annuity payments	(916,357)	(343,080)	(3,635,779)	(3,744,891)	(519,865)
Surrenders, withdrawals and death benefits	(254,996,933)	(140,303,799)	(306,767,271)	(241,139,302)	(119,316,453)
Net transfers between other subaccounts
or fixed rate option	2,781,081	(138,577,851)	(35,753,899)	(31,516,474)	(31,633,621)
Miscellaneous transactions	35,880	12,803	(13,469)	(10,656)	(2,030)
Other charges	(73,567,474)	(29,232,082)	(68,012,512)	(40,118,837)	(35,907,412)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,523,970	(263,365,603)	(115,449,050)	(196,289,869)	5,735,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,583,944	(152,479,466)	177,458,743	(43,780,736)	72,186,264

NET ASSETS
Beginning of period	7,420,464,190	3,252,181,897	6,905,422,764	4,282,307,366	3,264,546,020
End of period	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Beginning units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536
Units issued	120,003,789	77,319,249	67,426,545	33,491,596	56,085,146
Units redeemed	(120,053,889)	(101,460,352)	(74,535,824)	(47,974,372)	(55,312,038)
Ending units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(112,299,803)	$(95,391,634)	$(9,294,668)	$(3,936,682)	$(3,011,333)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	511,132,275	278,001,189	622,459	(3,936,682)	16,135,642

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	297,317,801	162,892,026	16,658,821	56,298,332	5,151,211
Annuity payments	(574,987)	(525,382)	(231,948)	(2,261,141)	(160,786)
Surrenders, withdrawals and death benefits	(249,844,559)	(207,804,725)	(25,993,472)	(671,220,421)	(7,814,501)
Net transfers between other subaccounts
or fixed rate option	8,528,357	(91,600,760)	(7,979,702)	615,139,228	(1,867,777)
Miscellaneous transactions	37,987	13,935	(6,136)	6,133	1,321
Other charges	(79,681,498)	(66,103,332)	(5,105,391)	(1,637,290)	(1,615,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,216,899)	(203,128,238)	(22,657,828)	(3,675,159)	(6,306,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	486,915,376	74,872,951	(22,035,369)	(7,611,841)	9,829,433

NET ASSETS
Beginning of period	7,139,929,647	6,092,155,725	623,578,887	237,142,425	195,870,766
End of period	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Beginning units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675
Units issued	156,697,150	78,904,874	10,500,501	40,755,006	4,167,827
Units redeemed	(161,609,268)	(94,788,484)	(11,735,181)	(41,251,951)	(4,634,784)
Ending units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(26,667,436)	$(1,795,571)	$(2,303,439)	$(70,399,075)	$(9,704,021)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	305,371,340	12,209,719
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	(41,004,845)	15,162,299
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,284,555	(2,311,958)	(11,985,515)	193,967,420	17,667,997

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,210,550	5,351,634	6,022,282	(8,729)	12,234,977
Annuity payments	(1,593,241)	(169,928)	(44,136)	(395,524)	(189,667)
Surrenders, withdrawals and death benefits	(86,353,782)	(5,788,179)	(7,117,861)	(158,225,243)	(28,573,099)
Net transfers between other subaccounts
or fixed rate option	(12,194,832)	2,004,966	1,343,346	312,955,391	69,870,860
Miscellaneous transactions	(90)	(1,691)	567	35,954	(667)
Other charges	(15,439,972)	(896,397)	(2,418,840)	(54,535,084)	(5,631,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,371,367)	500,405	(2,214,642)	99,826,765	47,711,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,086,812)	(1,811,553)	(14,200,157)	293,794,185	65,379,347

NET ASSETS
Beginning of period	1,687,494,695	121,599,178	211,151,906	2,669,601,373	549,910,193
End of period	$1,625,407,883	$119,787,625	$196,951,749	$2,963,395,558	$615,289,540

Beginning units	153,110,082	11,459,892	18,344,854	209,767,187	46,716,613
Units issued	33,602,363	3,987,160	5,398,282	1,266,999,393	19,679,418
Units redeemed	(42,978,704)	(4,122,712)	(5,765,847)	(1,247,544,152)	(15,856,233)
Ending units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,402,603)	$(281,500)	$(1,154,828)	$(2,747,380)	$(4,395,259)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	668,361	72,909	3,161,022	(12,613,586)	19,914,415
Net change in unrealized gain (loss) on investments	440,147	158,876	(3,628,054)	28,261,267	39,717,363
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(294,095)	(49,715)	(1,621,860)	12,900,301	55,236,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,797,173	1,887,758	6,720,639
Annuity payments	(52,449)	—	(2,903)	(25,935)	(58,361)
Surrenders, withdrawals and death benefits	(5,676,050)	(1,018,189)	(2,964,156)	(6,173,081)	(11,724,004)
Net transfers between other subaccounts
or fixed rate option	(229,210)	(719,114)	1,747,253	5,379,260	(7,102,888)
Miscellaneous transactions	(326)	(7)	(803)	(214)	(2,509)
Other charges	(39,479)	(5,520)	(668,462)	(1,769,227)	(2,684,403)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,997,514)	(1,742,830)	(91,898)	(701,439)	(14,851,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,291,609)	(1,792,545)	(1,713,758)	12,198,862	40,384,993

NET ASSETS
Beginning of period	66,648,231	13,886,703	73,697,938	160,260,733	273,930,315
End of period	$60,356,622	$12,094,158	$71,984,180	$172,459,595	$314,315,308

Beginning units	5,765,193	1,151,504	4,979,077	20,043,730	16,007,468
Units issued	499,784	195,519	2,003,528	10,713,731	5,743,267
Units redeemed	(1,016,737)	(332,566)	(2,070,268)	(11,248,131)	(6,669,236)
Ending units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(81,715,438)	$(59,661,172)	$(33,284,760)	$(28,248,573)	$(6,436)
Capital gains distributions received	—	—	—	—	5,897
Net realized gain (loss) on shares redeemed	110,603,137	89,730,258	77,964,062	48,530,036	10,614
Net change in unrealized gain (loss) on investments	178,542,551	69,070,589	12,551,767	33,366,614	(1,377)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	207,430,250	99,139,675	57,231,069	53,648,077	8,698

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	131,110,673	164,559,516	145,958,527	74,572,480	100,000
Annuity payments	(400,528)	(157,910)	(2,942)	(169,864)	—
Surrenders, withdrawals and death benefits	(166,744,090)	(132,785,418)	(58,552,083)	(66,962,771)	(56,017)
Net transfers between other subaccounts
or fixed rate option	(234,888,564)	(157,694,186)	(59,366,527)	(63,853,768)	(36,935)
Miscellaneous transactions	32,034	(4,287)	(3,561)	(11,444)	27
Other charges	(57,191,672)	(45,553,950)	(24,128,858)	(20,814,987)	(4,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(328,082,147)	(171,636,235)	3,904,556	(77,240,354)	2,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,651,897)	(72,496,560)	61,135,625	(23,592,277)	11,492

NET ASSETS
Beginning of period	5,403,209,989	3,973,304,158	2,146,386,334	1,842,733,997	555,060
End of period	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720	$566,552

Beginning units	397,986,184	325,283,394	160,974,034	156,015,105	25,341
Units issued	110,909,256	69,905,685	46,510,103	37,795,311	18,263
Units redeemed	(137,275,026)	(84,518,312)	(45,917,090)	(44,479,539)	(18,964)
Ending units	371,620,414	310,670,767	161,567,047	149,330,877	24,640

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$3,275	$(7,607)	$(24,947)	$(2,999)	$(7,340)
Capital gains distributions received	—	—	—	—	28,534
Net realized gain (loss) on shares redeemed	16,579	34,381	179,704	21,061	(10,922)
Net change in unrealized gain (loss) on investments	(29,129)	47,725	(277,227)	18,639	45,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,275)	74,499	(122,470)	36,701	55,997

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	24,096	86	3,558
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,601)	(20,064)	(102,825)	(8,026)	(96,979)
Net transfers between other subaccounts
or fixed rate option	482,500	68,623	(385,749)	99,089	23,740
Miscellaneous transactions	14	(3)	(12)	(6)	(5)
Other charges	(5,023)	(5,126)	(15,238)	(2,539)	(4,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	447,890	43,430	(479,728)	88,604	(74,366)

TOTAL INCREASE (DECREASE) IN NET ASSETS	438,615	117,929	(602,198)	125,305	(18,369)

NET ASSETS
Beginning of period	439,409	716,349	2,299,814	274,093	575,434
End of period	$878,024	$834,278	$1,697,616	$399,398	$557,065

Beginning units	24,443	70,110	105,003	19,000	36,589
Units issued	44,706	49,840	29,656	13,045	10,011
Units redeemed	(20,470)	(49,781)	(52,477)	(8,915)	(14,972)
Ending units	48,679	70,169	82,182	23,130	31,628

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,218)	$1,049	$(5,834)	$(2,739)	$1,801
Capital gains distributions received	6,403	—	30,640	—	—
Net realized gain (loss) on shares redeemed	8,993	30,707	(30,467)	(1,989)	9,953
Net change in unrealized gain (loss) on investments	60,669	(15,541)	96,993	52,001	24,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,847	16,215	91,332	47,273	36,086

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,812	24,652	—	—
Annuity payments	—	(14,544)	—	—	(9,862)
Surrenders, withdrawals and death benefits	(101,654)	(33,166)	(88,684)	(60,808)	(3,885)
Net transfers between other subaccounts
or fixed rate option	175,890	(59,257)	227,796	46,472	126,029
Miscellaneous transactions	(11)	11	22	28	(3)
Other charges	(2,975)	(2,859)	(3,794)	(1,744)	(1,984)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,250	(102,003)	159,992	(16,052)	110,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	143,097	(85,788)	251,324	31,221	146,381

NET ASSETS
Beginning of period	344,080	531,833	573,909	208,973	101,940
End of period	$487,177	$446,045	$825,233	$240,194	$248,321

Beginning units	24,617	39,738	32,933	14,418	8,492
Units issued	16,748	13,886	26,235	9,598	13,204
Units redeemed	(13,864)	(20,975)	(20,028)	(10,990)	(5,846)
Ending units	27,501	32,649	39,140	13,026	15,850

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$4,547	$(13,806)	$(2,037)	$(1,257,064)	$(2,510,393)
Capital gains distributions received	23,307	82,763	—	—	—
Net realized gain (loss) on shares redeemed	35,129	45,067	31,786	4,688,905	9,211,181
Net change in unrealized gain (loss) on investments	24,582	(84,132)	66,892	4,338,005	(13,322,264)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	87,565	29,892	96,641	7,769,846	(6,621,476)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,556	—	—	1,809,894	7,924,774
Annuity payments	—	—	—	(5,895)	(5,930)
Surrenders, withdrawals and death benefits	(15,024)	(72,054)	(60,516)	(3,018,799)	(7,644,095)
Net transfers between other subaccounts
or fixed rate option	80,418	(42,002)	(145,043)	4,896,985	(4,238,453)
Miscellaneous transactions	(4)	(13)	1,693	(942)	(5,289)
Other charges	(5,978)	(7,589)	(6,835)	(697,550)	(1,553,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	75,968	(121,658)	(210,701)	2,983,693	(5,522,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,533	(91,766)	(114,060)	10,753,539	(12,144,032)

NET ASSETS
Beginning of period	643,480	1,109,388	1,056,537	77,722,137	176,172,813
End of period	$807,013	$1,017,622	$942,477	$88,475,676	$164,028,781

Beginning units	45,311	67,267	84,850	5,423,171	9,403,773
Units issued	28,134	15,982	19,119	2,402,511	3,813,793
Units redeemed	(22,437)	(23,038)	(38,678)	(2,289,616)	(4,139,314)
Ending units	51,008	60,211	65,291	5,536,066	9,078,252

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(480,698)	$(1,694,484)	$(1,978,201)	$3,201	$(12,846)
Capital gains distributions received	—	—	—	17,381	41,836
Net realized gain (loss) on shares redeemed	712,780	499,739	2,886,292	(5,215)	129
Net change in unrealized gain (loss) on investments	10,901	415,576	(330,582)	(16,828)	(38,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	242,983	(779,169)	577,509	(1,461)	(9,103)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	(54,500)	—	—	—
Surrenders, withdrawals and death benefits	(2,916,597)	(5,413,599)	(6,128,140)	(48,243)	(88,743)
Net transfers between other subaccounts
or fixed rate option	(5,007,131)	2,816,768	(13,048,586)	(19,558)	11,119
Miscellaneous transactions	659	(655)	3,506	—	80
Other charges	(9,652)	(44,508)	(50,082)	(657)	(2,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,932,721)	(2,696,494)	(19,223,302)	(68,458)	(80,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,689,738)	(3,475,663)	(18,645,793)	(69,919)	(89,409)

NET ASSETS
Beginning of period	26,513,732	73,907,716	95,591,914	307,407	839,800
End of period	$18,823,994	$70,432,053	$76,946,121	$237,488	$750,391

Beginning units	2,183,676	6,710,477	7,667,275	19,989	273,879
Units issued	529,848	1,714,223	1,852,531	417	5,279
Units redeemed	(1,161,062)	(1,966,067)	(3,313,812)	(5,243)	(32,410)
Ending units	1,552,462	6,458,633	6,205,994	15,163	246,748

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,467)	$(1,573,919)	$(12,328,426)	$(27,929,219)	$7,699
Capital gains distributions received	37,144	—	—	—	137,404
Net realized gain (loss) on shares redeemed	3,666	2,656,475	9,899,895	35,536,308	54,035
Net change in unrealized gain (loss) on investments	(8,865)	(582,180)	41,718,363	70,852,146	(57,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,478	500,376	39,289,832	78,459,235	141,999

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	135,309,672	95,922,033	—
Annuity payments	—	(22,086)	—	(1,672,383)	—
Surrenders, withdrawals and death benefits	(26,016)	(4,518,814)	(57,850,116)	(84,227,045)	(89,181)
Net transfers between other subaccounts
or fixed rate option	(3,479)	(5,486,309)	13,031,424	(29,847,882)	(76,991)
Miscellaneous transactions	84	94	14,241	(3,301)	(16)
Other charges	(470)	(44,230)	(964,323)	(17,892,623)	(2,237)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,881)	(10,071,345)	89,540,898	(37,721,201)	(168,425)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,403)	(9,570,969)	128,830,730	40,738,034	(26,426)

NET ASSETS
Beginning of period	393,794	71,798,688	738,461,884	1,772,066,560	1,445,765
End of period	$389,391	$62,227,719	$867,292,614	$1,812,804,594	$1,419,339

Beginning units	23,493	6,111,253	60,583,576	163,921,893	88,703
Units issued	1,685	3,075,324	12,046,608	36,035,896	885
Units redeemed	(3,315)	(3,852,268)	(4,631,652)	(40,614,853)	(10,882)
Ending units	21,863	5,334,309	67,998,532	159,342,936	78,706

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,243,928)	$(195,879)	$(7,630,072)	$(45,668)	$(1,203,111)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,756,848	342,983	10,346,532	82,651	984,516
Net change in unrealized gain (loss) on investments	4,938,930	(414,557)	6,046,595	266,060	9,237,543
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,451,850	(267,453)	8,763,055	303,043	9,018,948

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,663,637	—	45,070,960	878,236	7,538,669
Annuity payments	(223,312)	—	(141,850)	—	(6,903)
Surrenders, withdrawals and death benefits	(17,595,387)	(1,711,517)	(16,279,930)	(264,112)	(3,437,953)
Net transfers between other subaccounts
or fixed rate option	37,376,630	6,231,377	(12,049,245)	681,188	51,866,799
Miscellaneous transactions	(3,957)	140	1,600	(166)	120
Other charges	(2,660,251)	(5,219)	(6,081,501)	(12,840)	(704,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,557,360	4,514,781	10,520,034	1,282,306	55,256,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,009,210	4,247,328	19,283,089	1,585,349	64,275,361

NET ASSETS
Beginning of period	214,505,032	8,653,401	507,612,527	3,176,294	50,149,866
End of period	$250,514,242	$12,900,729	$526,895,616	$4,761,643	$114,425,227

Beginning units	20,329,528	853,847	42,484,679	350,145	3,551,338
Units issued	10,643,038	869,968	18,290,741	489,878	5,399,681
Units redeemed	(7,862,668)	(445,122)	(17,711,247)	(362,216)	(1,688,850)
Ending units	23,109,898	1,278,693	43,064,173	477,807	7,262,169

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(61,422)	$(50,492)	$(1,281,655)	$(35,743)	$(109,824,713)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	215,220	(104,704)	1,063,135	(80,120)	301,281
Net change in unrealized gain (loss) on investments	(70,284)	659,865	9,611,670	380,696	367,171,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,514	504,669	9,393,150	264,833	257,648,178

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,170,489	6,282,860	1,018,599	2,814,120,306
Annuity payments	—	—	(520)	—	(29,637)
Surrenders, withdrawals and death benefits	(565,039)	(348,887)	(3,371,780)	(141,495)	(263,192,549)
Net transfers between other subaccounts
or fixed rate option	(864,981)	859,832	44,073,771	282,562	33,660,082
Miscellaneous transactions	18	(625)	(4,142)	360	(46,041)
Other charges	(1,448)	(15,081)	(741,251)	(13,764)	(698,261)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,431,450)	1,665,728	46,238,938	1,146,262	2,583,813,900

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,347,936)	2,170,397	55,632,088	1,411,095	2,841,462,078

NET ASSETS
Beginning of period	3,631,886	3,695,049	55,947,468	2,999,378	4,067,263,994
End of period	$2,283,950	$5,865,446	$111,579,556	$4,410,473	$6,908,726,072

Beginning units	367,737	453,887	4,530,041	387,464	412,304,763
Units issued	24,596	313,621	5,522,196	217,636	244,850,755
Units redeemed	(161,057)	(131,143)	(2,045,633)	(81,570)	(1,778,002)
Ending units	231,276	636,365	8,006,604	523,530	655,377,516
The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,282,120)	$(5,922,074)	$(87,827)	$(59,810)	$(2,462,028)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	723,079	4,898,431	59,400	32,940	18,898,575
Net change in unrealized gain (loss) on investments	15,543,340	11,824,304	852,566	713,467	(3,052,476)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,984,299	10,800,661	824,139	686,597	13,384,071

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,599,685	53,973,981	2,332,478	2,313,836	—
Annuity payments	—	(8,564)	—	—	(166,673)
Surrenders, withdrawals and death benefits	(8,298,212)	(29,571,873)	(227,979)	(220,538)	(9,189,161)
Net transfers between other subaccounts
or fixed rate option	26,681,741	65,180,962	298,398	64,492	(199,124,158)
Miscellaneous transactions	5,040	1,026	(719)	(119)	1,469
Other charges	(3,563,224)	(4,445,586)	(23,867)	(27,601)	(49,036)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,425,030	85,129,946	2,378,311	2,130,070	(208,527,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,409,329	95,930,607	3,202,450	2,816,667	(195,143,488)

NET ASSETS
Beginning of period	245,655,740	286,279,890	6,684,231	5,750,774	206,638,270
End of period	$329,065,069	$382,210,497	$9,886,681	$8,567,441	$11,494,782

Beginning units	23,213,095	29,033,066	520,998	446,384	18,385,955
Units issued	12,936,131	22,698,567	282,642	286,142	1,263,669
Units redeemed	(6,493,419)	(14,116,833)	(91,808)	(128,678)	(18,624,449)
Ending units	29,655,807	37,614,800	711,832	603,848	1,025,175

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,165,498)	$(119,521)	$(184,153)	$(277,350)	$(166,392)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(7,773,706)	(13,533)	44,120	24,716	24,228
Net change in unrealized gain (loss) on investments	37,233,465	1,162,899	2,089,413	3,314,179	1,697,946
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,294,261	1,029,845	1,949,380	3,061,545	1,555,782

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	212,556,096	4,827,583	10,189,172	13,928,918	8,582,243
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,591,465)	(1,215,412)	(2,292,213)	(2,787,535)	(2,494,541)
Net transfers between other subaccounts
or fixed rate option	32,551,732	821,378	2,142,896	3,277,575	2,704,657
Miscellaneous transactions	19,735	(1,634)	(2,512)	(125)	974
Other charges	(8,650,833)	(123,121)	(187,745)	(280,996)	(169,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	226,885,265	4,308,794	9,849,598	14,137,837	8,623,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	247,179,526	5,338,639	11,798,978	17,199,382	10,179,296

NET ASSETS
Beginning of period	527,805,997	15,774,134	23,321,129	35,130,981	19,534,879
End of period	$774,985,523	$21,112,773	$35,120,107	$52,330,363	$29,714,175

Beginning units	50,130,867	1,563,435	2,274,694	3,374,462	2,047,834
Units issued	39,534,946	661,412	1,327,736	1,791,187	1,230,246
Units redeemed	(18,891,239)	(233,098)	(391,489)	(459,263)	(350,332)
Ending units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(73,003)	$(80,846)	$(136,641)	$(11,359)	$(14,605)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(50,863)	(30,303)	39,196	44,812	14,519
Net change in unrealized gain (loss) on investments	399,571	968,543	524,249	162,935	168,873
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,705	857,394	426,804	196,388	168,787

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,499,076	6,689,439	8,564,206	1,081,024	1,164,263
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(746,765)	(748,404)	(2,062,553)	(72,361)	(175,382)
Net transfers between other subaccounts
or fixed rate option	(22,293)	854,204	1,225,668	1,241,040	(90,307)
Miscellaneous transactions	2,203	1,880	(2,148)	(360)	(104)
Other charges	(75,966)	(80,038)	(134,562)	(10,928)	(14,363)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,656,255	6,717,081	7,590,611	2,238,415	884,107

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,931,960	7,574,475	8,017,415	2,434,803	1,052,894

NET ASSETS
Beginning of period	10,494,494	10,253,599	15,431,517	642,335	1,976,206
End of period	$13,426,454	$17,828,074	$23,448,932	$3,077,138	$3,029,100

Beginning units	1,127,233	1,017,276	1,573,821	70,527	212,801
Units issued	461,152	788,940	1,052,883	296,544	145,364
Units redeemed	(174,127)	(114,989)	(302,867)	(73,829)	(54,883)
Ending units	1,414,258	1,691,227	2,323,837	293,242	303,282

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(19,798)	$(1,595,263)	$(1,125,715)	$(5,988)	$(3,575)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,731)	(812,921)	797,182	9,056	1,725
Net change in unrealized gain (loss) on investments	57,454	9,741,827	(4,889,537)	22,154	8,841
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	30,925	7,333,643	(5,218,070)	25,222	6,991

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,394,070	67,602,627	—	873,458	411,222
Annuity payments	—	—	(31,470)	—	—
Surrenders, withdrawals and death benefits	(87,676)	(1,035,910)	(4,627,404)	(25,096)	(33,802)
Net transfers between other subaccounts
or fixed rate option	189,634	24,192,428	106,344,456	236,284	146,872
Miscellaneous transactions	28	(2,272)	1,734	47	(26)
Other charges	(19,681)	(1,434,217)	(29,072)	(5,427)	(3,512)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,476,375	89,322,656	101,658,244	1,079,266	520,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,507,300	96,656,299	96,440,174	1,104,488	527,745

NET ASSETS
Beginning of period	2,613,060	71,145,806	26,041,796	353,700	268,241
End of period	$4,120,360	$167,802,105	$122,481,970	$1,458,188	$795,986

Beginning units	276,304	7,329,717	2,626,136	35,245	26,546
Units issued	204,182	10,333,777	14,489,438	139,644	69,079
Units redeemed	(48,366)	(1,573,958)	(4,745,977)	(35,836)	(18,907)
Ending units	432,120	16,089,536	12,369,597	139,053	76,718

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,607)	$(6,309)	$(6,613)	$(6,586)	$(7,285)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,836)	2,739	4,855	(4,797)	(6,083)
Net change in unrealized gain (loss) on investments	3,102	3,431	35,277	(5,512)	37,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,341)	(139)	33,519	(16,895)	24,275

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	788,199	667,020	993,711	613,277	1,018,251
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(38,329)	(19,779)	(69,173)	(30,310)	(31,166)
Net transfers between other subaccounts
or fixed rate option	(112,325)	477,990	(38,643)	293,040	106,230
Miscellaneous transactions	(153)	(65)	(8)	39	(354)
Other charges	(3,336)	(6,018)	(5,831)	(6,284)	(6,890)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	634,056	1,119,148	880,056	869,762	1,086,071

TOTAL INCREASE (DECREASE) IN NET ASSETS	627,715	1,119,009	913,575	852,867	1,110,346

NET ASSETS
Beginning of period	262,713	301,702	569,304	473,108	686,716
End of period	$890,428	$1,420,711	$1,482,879	$1,325,975	$1,797,062

Beginning units	27,820	29,892	59,495	50,001	73,164
Units issued	104,366	119,784	131,232	110,767	144,352
Units redeemed	(34,800)	(11,796)	(40,172)	(15,469)	(26,139)
Ending units	97,386	137,880	150,555	145,299	191,377

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(16,150)	$(5,022)	$(26,901)	$176,850	$145,875
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,587)	(972)	31,941	(62,114)	6,523
Net change in unrealized gain (loss) on investments	63,050	41,073	264,107	404,736	65,556
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,313	35,079	269,147	519,472	217,954

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,174,740	702,982	4,012,299	15,344,305	3,927,618
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(141,718)	(29,838)	(136,510)	(275,048)	(198,320)
Net transfers between other subaccounts
or fixed rate option	821,047	100,270	1,493,683	(429,321)	466,853
Miscellaneous transactions	(128)	(71)	378	(1,179)	(1,670)
Other charges	(15,555)	(4,729)	(23,581)	(68,982)	(16,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,838,386	768,614	5,346,269	14,569,775	4,178,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,882,699	803,693	5,615,416	15,089,247	4,396,378

NET ASSETS
Beginning of period	968,256	395,854	1,719,440	5,541,593	1,218,011
End of period	$3,850,955	$1,199,547	$7,334,856	$20,630,840	$5,614,389

Beginning units	99,816	40,649	178,446	555,957	121,950
Units issued	334,588	95,589	644,697	1,713,531	478,753
Units redeemed	(38,211)	(16,688)	(125,429)	(263,933)	(70,131)
Ending units	396,193	119,550	697,714	2,005,555	530,572

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/4/2016*	8/5/2016*
	to	to
	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(714,401)	$7,761
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	(7,036,285)	(235,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,804,752)	(238,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,522
Annuity payments	—	(22,147)
Surrenders, withdrawals and death benefits	(1,987,658)	(183,255)
Net transfers between other subaccounts
or fixed rate option	145,469,832	6,142,100
Miscellaneous transactions	(3,250)	(180)
Other charges	(1,820)	(10,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	143,477,104	5,933,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	134,672,352	5,695,940

NET ASSETS
Beginning of period	—	—
End of period	$134,672,352	$5,695,940

Beginning units	—	—
Units issued	16,515,510	638,626
Units redeemed	(2,835,270)	(53,211)
Ending units	13,680,240	585,415

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 83

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2017

Note 1: General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Global Portfolio	Shares) (formerly Janus Aspen Janus Portfolio)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Cohen & Steers Realty Portfolio
Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio (formerly
Janus Henderson VIT Research Portfolio (Institutional	AST Value Equity Portfolio)
Shares) (formerly Janus Aspen Janus Portfolio)	AST High Yield Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST Small-Cap Growth Opportunities Portfolio
Shares) (formerly Janus Aspen Overseas Portfolio)	AST WEDGE Capital Mid-Cap Value Portfolio

A 84

Note 1:	General (continued)

AST Small-Cap Value Portfolio	ProFund VP Large-Cap Value
AST Goldman Sachs Mid-Cap Growth Portfolio	AST Boston Partners Large-Cap Value Portfolio*
AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
AST Lord Abbett Core Fixed Income Portfolio	AST Bond Portfolio 2020
AST Loomis Sayles Large-Cap Growth Portfolio	AST Bond Portfolio 2017
AST MFS Growth Portfolio	AST Bond Portfolio 2021
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST T. Rowe Price Natural Resources Portfolio	AST Bond Portfolio 2022
AST T. Rowe Price Asset Allocation Portfolio	AST Quantitative Modeling Portfolio
AST MFS Global Equity Portfolio	AST BlackRock Global Strategies Portfolio
AST J.P. Morgan International Equity Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Templeton Global Bond Portfolio	AST Prudential Core Bond Portfolio
AST Wellington Management Hedged Equity Portfolio	AST Bond Portfolio 2023
AST Capital Growth Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Balanced Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2024
AST FI Pyramis Quantitative Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Prudential Growth Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Advanced Strategies Portfolio	AST QMA Emerging Markets Equity Portfolio*
AST T. Rowe Price Large-Cap Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Government Money Market Portfolio	AST BlackRock iShares ETF Portfolio*
AST Small-Cap Growth Portfolio	AST Defensive Asset Allocation Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio	AST AQR Large-Cap Portfolio
AST International Value Portfolio	AST QMA Large-Cap Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2025
AST Investment Grade Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Goldman Sachs Global Growth Allocation
AST Bond Portfolio 2018	Portfolio
AST Bond Portfolio 2019	AST T. Rowe Price Diversified Real Growth Portfolio
AST Global Real Estate Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Schroders Global Tactical Portfolio*	Portfolio
AST RCM World Trends Portfolio	AST Managed Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST FQ Absolute Return Currency Portfolio
ProFund VP Consumer Services	AST Jennison Global Infrastructure Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Financials	AST Legg Mason Diversified Growth Portfolio
ProFund VP Health Care	AST Bond Portfolio 2026
ProFund VP Industrials	AST AB Global Bond Portfolio
ProFund VP Mid-Cap Growth	AST Goldman Sachs Global Income Portfolio
ProFund VP Mid-Cap Value	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Real Estate	AST Wellington Management Global Bond Portfolio
ProFund VP Small-Cap Growth	AST Neuberger Berman Long/Short Portfolio
ProFund VP Small-Cap Value	AST Wellington Management Real Total Return
ProFund VP Telecommunications	Portfolio
ProFund VP Utilities	AST QMA International Core Equity Portfolio
ProFund VP Large-Cap Growth	AST Managed Alternatives Portfolio

A 85

Note 1:	General (continued)

AST Emerging Managers Diversified Portfolio	AST Bond Portfolio 2027
AST Columbia Adaptive Risk Allocation Portfolio	NVIT Emerging Markets Fund (Class D)
Blackrock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2028
JPMorgan Insurance Trust Income Builder Portfolio	AST Bond Portfolio 2016**
(Class 2)
________

*	Subaccount was no longer available for investment at December 31, 2017.

**	Subaccount was no longer available for investment at December 31, 2017, and had no activity during 2017.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 28, 2017	AST BlackRock iShares ETF Portfolio	AST Goldman Sachs Multi-Asset Portfolio
April 28, 2017	AST Boston Partners Large-Cap Value Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
April 28, 2017	AST Defensive Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
April 28, 2017	AST QMA Emerging Markets Equity Portfolio	AST AQR Emerging Markets Equity Portfolio
April 28, 2017	AST Schroders Global Tactical Portfolio	AST Prudential Growth Allocation Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

Certain prior period contract owner transaction amounts in the Statements of Changes in Net Assets have been reclassified to conform to the current period’s presentation.

Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

A 86

Note 2:	Significant Accounting Policies (continued)

Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment.

As of December 31, 2017, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2017, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2017 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$14,256,442	$28,750,974
Prudential Diversified Bond Portfolio	1,080,578	18,760,530
Prudential Equity Portfolio (Class I)	458,447	25,242,318
Prudential Flexible Managed Portfolio	224,230	1,963,768
Prudential Conservative Balanced Portfolio	64,809	2,039,756
Prudential Value Portfolio (Class I)	678,629	34,233,908
Prudential High Yield Bond Portfolio	1,301,287	19,242,939
Prudential Natural Resources Portfolio (Class I)	170,232	520,732
Prudential Stock Index Portfolio	2,816,568	43,649,091
Prudential Global Portfolio	920,403	8,022,430
Prudential Jennison Portfolio (Class I)	1,490,884	39,956,581
Prudential Small Capitalization Stock Portfolio	1,534,204	9,087,747

A 87

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
T. Rowe Price International Stock Portfolio	$1,429,489	$2,897,609
T. Rowe Price Equity Income Portfolio (Equity Income Class)	216,278	10,811,070
Invesco V.I. Core Equity Fund (Series I)	33,163	9,235,927
Janus Henderson VIT Research Portfolio (Institutional Shares)	387,644	7,966,132
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	132,705	7,576,038
MFS Research Series (Initial Class)	228,270	2,698,592
MFS Growth Series (Initial Class)	728,239	7,854,529
American Century VP Value Fund (Class I)	477,665	3,917,622
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	407,783	3,097,476
Prudential Jennison 20/20 Focus Portfolio (Class I)	312,282	7,100,511
Davis Value Portfolio	88,326	3,469,397
AB VPS Large Cap Growth Portfolio (Class B)	1,331,609	1,436,691
Prudential SP Small Cap Value Portfolio (Class I)	1,465,531	14,481,480
Janus Henderson VIT Research Portfolio (Service Shares)	149,371	1,271,445
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,203,029	14,821,345
Prudential SP International Growth Portfolio (Class I)	884,825	5,025,083
AST Goldman Sachs Large-Cap Value Portfolio	128,791,005	69,645,953
AST Cohen & Steers Realty Portfolio	29,631,275	40,077,749
AST J.P. Morgan Strategic Opportunities Portfolio	51,059,583	150,099,010
AST T. Rowe Price Large-Cap Value Portfolio	19,714,532	17,637,978
AST High Yield Portfolio	39,102,763	37,175,466
AST Small-Cap Growth Opportunities Portfolio	29,466,912	28,276,737
AST WEDGE Capital Mid-Cap Value Portfolio	15,054,711	21,495,402
AST Small-Cap Value Portfolio	33,585,318	38,854,333
AST Goldman Sachs Mid-Cap Growth Portfolio	60,081,365	82,358,998
AST Hotchkis & Wiley Large-Cap Value Portfolio	48,626,264	69,439,526
AST Lord Abbett Core Fixed Income Portfolio	81,555,394	63,738,877
AST Loomis Sayles Large-Cap Growth Portfolio	43,493,263	93,055,615
AST MFS Growth Portfolio	31,136,084	28,705,641
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	54,897,701	53,935,143
AST BlackRock Low Duration Bond Portfolio	45,435,307	44,859,400
AST QMA US Equity Alpha Portfolio	48,207,204	47,093,493
AST T. Rowe Price Natural Resources Portfolio	44,339,004	51,559,645
AST T. Rowe Price Asset Allocation Portfolio	243,456,184	756,884,419
AST MFS Global Equity Portfolio	61,041,830	59,955,813
AST J.P. Morgan International Equity Portfolio	41,303,252	29,232,540
AST Templeton Global Bond Portfolio	31,816,767	19,269,383
AST Wellington Management Hedged Equity Portfolio	60,414,088	144,768,073
AST Capital Growth Asset Allocation Portfolio	485,892,408	571,721,332
AST Academic Strategies Asset Allocation Portfolio	209,447,884	354,657,861
AST Balanced Asset Allocation Portfolio	234,137,550	608,505,397
AST Preservation Asset Allocation Portfolio	501,718,916	556,945,657
AST FI Pyramis Quantitative Portfolio	122,806,858	263,100,881
AST Prudential Growth Allocation Portfolio	5,900,371,369	834,007,993
AST Advanced Strategies Portfolio	120,682,110	498,521,598
AST T. Rowe Price Large-Cap Growth Portfolio	118,323,465	116,892,842
AST Government Money Market Portfolio	314,295,243	344,250,389
AST Small-Cap Growth Portfolio	40,342,953	39,617,737
AST BlackRock/Loomis Sayles Bond Portfolio	183,033,596	162,570,601

A 88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Value Portfolio	$21,049,349	$20,258,152
AST International Growth Portfolio	45,819,008	43,120,666
AST Investment Grade Bond Portfolio	822,577,670	2,629,094,361
AST Western Asset Core Plus Bond Portfolio	147,616,446	80,273,022
AST Bond Portfolio 2018	44,456,944	17,078,519
AST Bond Portfolio 2019	575,610	3,896,015
AST Global Real Estate Portfolio	11,397,261	12,643,554
AST Parametric Emerging Markets Equity Portfolio	52,497,037	32,568,305
AST Goldman Sachs Small-Cap Value Portfolio	56,737,126	55,493,549
AST Schroders Global Tactical Portfolio	78,754,437	5,602,337,491
AST RCM World Trends Portfolio	125,383,859	288,253,594
AST J.P. Morgan Global Thematic Portfolio	141,719,718	145,794,271
AST Goldman Sachs Multi-Asset Portfolio	457,325,158	166,818,754
ProFund VP Consumer Services	158,105	287,820
ProFund VP Consumer Goods	189,157	399,654
ProFund VP Financials	613,656	383,933
ProFund VP Health Care	327,983	495,328
ProFund VP Industrials	465,579	176,533
ProFund VP Mid-Cap Growth	135,008	154,887
ProFund VP Mid-Cap Value	230,342	293,085
ProFund VP Real Estate	184,515	403,002
ProFund VP Small-Cap Growth	242,811	354,457
ProFund VP Small-Cap Value	237,988	158,556
ProFund VP Telecommunications	35,205	156,416
ProFund VP Utilities	99,741	398,091
ProFund VP Large-Cap Growth	150,682	383,214
ProFund VP Large-Cap Value	51,542	225,761
AST Boston Partners Large-Cap Value Portfolio	7,799,331	99,955,649
AST Jennison Large-Cap Growth Portfolio	41,664,487	35,847,280
AST Bond Portfolio 2020	332,123	10,349,591
AST Bond Portfolio 2017	154,131	69,179,516
AST Bond Portfolio 2021	2,757,165	31,837,269
Wells Fargo VT International Equity Fund (Class 1)	7,943	23,108
Wells Fargo VT Omega Growth Fund (Class 1)	2,091	76,284
Wells Fargo VT Small Cap Growth Fund (Class 1)	263	79,286
AST Bond Portfolio 2022	2,713,591	29,713,852
AST Quantitative Modeling Portfolio	148,454,948	76,087,601
AST BlackRock Global Strategies Portfolio	92,770,833	157,535,131
Wells Fargo VT Opportunity Fund (Class 1)	2,161	129,764
AST Prudential Core Bond Portfolio	62,716,049	33,163,650
AST Bond Portfolio 2023	773,901	6,738,615
AST New Discovery Asset Allocation Portfolio	62,555,303	48,943,628
AST Western Asset Emerging Markets Debt Portfolio	3,155,814	1,231,079
AST MFS Large-Cap Value Portfolio	53,906,407	24,591,468
AST Bond Portfolio 2024	17,405,771	3,910,422
AST AQR Emerging Markets Equity Portfolio	20,094,039	3,009,616
AST ClearBridge Dividend Growth Portfolio	37,006,555	28,175,707
AST QMA Emerging Markets Equity Portfolio	876,391	5,887,642
AST Multi-Sector Fixed Income Portfolio	1,207,328,599	50,148,234

A 89

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock iShares ETF Portfolio	$23,939,259	$366,863,081
AST Defensive Asset Allocation Portfolio	18,002,274	409,838,952
AST AQR Large-Cap Portfolio	6,279,611	1,388,213
AST QMA Large-Cap Portfolio	3,934,688	1,702,686
AST Bond Portfolio 2025	2,642,696	9,256,246
AST T. Rowe Price Growth Opportunities Portfolio	353,160,946	15,015,367
AST Goldman Sachs Global Growth Allocation Portfolio	5,404,767	1,855,102
AST T. Rowe Price Diversified Real Growth Portfolio	12,333,917	2,953,351
AST Prudential Flexible Multi-Strategy Portfolio	13,607,096	3,794,351
AST BlackRock Multi-Asset Income Portfolio	9,638,718	3,820,157
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,395,119	1,196,606
AST Managed Equity Portfolio	7,937,190	1,583,063
AST Managed Fixed Income Portfolio	8,950,723	3,860,942
AST FQ Absolute Return Currency Portfolio	850,323	1,493,747
AST Jennison Global Infrastructure Portfolio	1,895,955	511,441
AST Goldman Sachs Strategic Income Portfolio	1,702,280	1,089,208
AST Legg Mason Diversified Growth Portfolio	103,104,955	4,613,901
AST Bond Portfolio 2026	51,762,479	96,758,142
AST AB Global Bond Portfolio	2,619,585	1,150,256
AST Goldman Sachs Global Income Portfolio	533,350	122,650
AST Morgan Stanley Multi-Asset Portfolio	514,858	100,496
AST Wellington Management Global Bond Portfolio	488,145	397,171
AST Neuberger Berman Long/Short Portfolio	1,412,931	168,298
AST Wellington Management Real Total Return Portfolio	688,560	207,669
AST QMA International Core Equity Portfolio	4,750,661	466,978
AST Managed Alternatives Portfolio	2,512,083	449,149
AST Emerging Managers Diversified Portfolio	2,536,896	434,771
AST Columbia Adaptive Risk Allocation Portfolio	5,877,666	1,616,275
Blackrock Global Allocation V.I. Fund (Class III)	14,063,647	3,319,643
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	4,601,693	1,775,572
AST Bond Portfolio 2027	61,020,612	112,163,813
NVIT Emerging Markets Fund (Class D)	860,933	1,463,131
AST Bond Portfolio 2028	2,529,843	305,760

Note 6:	Related Party Transactions

The Account has extensive transaction and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (formerly Prudential Investments LLC) ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory

A 90

Note 6:	Related Party Transactions (continued)

agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

As of the close of business on December 15, 2017, the Prudential High Yield Bond Portfolio settled a redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash with an affiliate. See The Prudential Series Fund financial statements for further information.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total return are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2017	72,665	$0.89449	to	$9.69595	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.90718	to	$9.73839	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92491	to	$9.82644	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94316	to	$9.92485	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2013	127,983	$0.96168	to	$10.02367	$150,930	0.00%	(1)	1.00%	to	2.10%	-2.05%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2017	51,465	$2.23643	to	$2.74185	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12454	to	$2.59813	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.04513	to	$2.49504	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08421	to	$2.53667	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	81,007	$1.97826	to	$2.40199	$194,199	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%

	Prudential Equity Portfolio (Class I)
December 31, 2017	48,485	$2.27842	to	$3.94390	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84115	to	$3.17936	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80347	to	$3.10651	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79101	to	$3.07736	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%
December 31, 2013	79,925	$1.69020	to	$2.89713	$214,130	0.00%		1.35%	to	2.00%	30.92%	to	31.75%

	Prudential Flexible Managed Portfolio
December 31, 2017	3,315	$3.35090	to	$3.35090	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.95532	to	$2.95532	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76140	to	$2.76140	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77211	to	$2.77211	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%
December 31, 2013	5,642	$2.53115	to	$2.53115	$14,280	0.00%		1.40%	to	1.40%	18.48%	to	18.48%

	Prudential Conservative Balanced Portfolio
December 31, 2017	4,680	$2.99007	to	$2.99007	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.69825	to	$2.69825	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55040	to	$2.55040	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.57585	to	$2.57585	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%
December 31, 2013	8,177	$2.40130	to	$2.40130	$19,636	0.00%		1.40%	to	1.40%	14.55%	to	14.55%

	Prudential Value Portfolio (Class I)
December 31, 2017	69,321	$2.28093	to	$4.64455	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.98670	to	$4.02566	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.81725	to	$3.66437	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.01704	to	$4.04747	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%
December 31, 2013	116,026	$1.86670	to	$3.72763	$316,368	0.00%		1.35%	to	2.00%	30.49%	to	31.32%

	Prudential High Yield Bond Portfolio
December 31, 2017	28,650	$2.43084	to	$17.12757	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29212	to	$16.10941	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00427	to	$14.05181	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.08850	to	$14.60641	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%
December 31, 2013	47,473	$2.06706	to	$14.41969	$201,311	6.32%		1.35%	to	2.00%	5.15%	to	5.81%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2017	618	$5.29513	to	$5.29513	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.37916	to	$5.37916	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35091	to	$4.35091	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14406	to	$6.14406	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%
December 31, 2013	1,009	$7.77806	to	$7.77806	$7,850	0.00%		1.40%	to	1.40%	8.70%	to	8.70%

	Prudential Stock Index Portfolio
December 31, 2017	79,672	$1.85603	to	$4.30927	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55385	to	$3.59736	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41298	to	$3.26182	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42009	to	$3.26890	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%
December 31, 2013	130,864	$1.27465	to	$2.92538	$316,543	0.00%		1.35%	to	2.00%	29.31%	to	30.14%
A 92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2017	20,167	$1.48268	to	$3.28499	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.20776	to	$2.66817	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.17604	to	$2.59035	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.16831	to	$2.56578	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%
December 31, 2013	30,874	$1.15067	to	$2.51978	$67,256	0.00%	1.35%	to	2.00%	24.79%	to	25.59%

	Prudential Jennison Portfolio (Class I)
December 31, 2017	70,792	$1.72333	to	$5.09919	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28203	to	$3.78242	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.31559	to	$3.87018	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20021	to	$3.52028	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%
December 31, 2013	120,569	$1.10982	to	$3.24547	$317,172	0.00%	1.35%	to	2.00%	34.96%	to	35.83%

	Prudential Small Capitalization Stock Portfolio
December 31, 2017	9,680	$4.59901	to	$7.05653	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.13694	to	$6.33209	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32403	to	$5.07539	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.45796	to	$5.26694	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	15,356	$3.33520	to	$5.06760	$67,442	0.00%	1.35%	to	1.65%	38.67%	to	39.08%

	T. Rowe Price International Stock Portfolio
December 31, 2017	10,240	$1.45532	to	$2.01627	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.15671	to	$1.59864	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15125	to	$1.58722	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18092	to	$1.62418	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%
December 31, 2013	13,481	$1.21548	to	$1.66761	$22,371	0.85%	1.35%	to	1.65%	12.20%	to	12.54%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2017	16,255	$2.56268	to	$4.03183	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.24509	to	$3.52364	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91495	to	$2.99816	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.08981	to	$3.26392	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	25,950	$1.97830	to	$3.08233	$79,490	1.54%	1.35%	to	1.65%	27.62%	to	27.99%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2017	23,685	$1.59120	to	$3.07508	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.42911	to	$2.75507	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.31740	to	$2.53351	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42106	to	$2.72627	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%
December 31, 2013	38,677	$1.33567	to	$2.55624	$97,180	1.38%	1.35%	to	1.65%	27.15%	to	27.53%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2017	17,051	$1.56619	to	$3.30725	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24492	to	$2.62234	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.25910	to	$2.64571	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21494	to	$2.54666	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	28,310	$1.09299	to	$2.28537	$63,509	0.78%	1.35%	to	1.65%	28.22%	to	28.60%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2017	16,962	$1.96336	to	$3.59601	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52204	to	$2.78080	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65372	to	$3.01418	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.83897	to	$3.34371	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	25,331	$2.12113	to	$3.84746	$96,032	3.13%	1.35%	to	1.65%	12.70%	to	13.04%

	MFS Research Series (Initial Class)
December 31, 2017	5,304	$2.09967	to	$3.45639	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.72992	to	$2.84082	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.61710	to	$2.64905	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63066	to	$2.66475	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
December 31, 2013	8,883	$1.50408	to	$2.45201	$21,700	0.33%	1.35%	to	1.65%	30.13%	to	30.52%

A 93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS Growth Series (Initial Class)
December 31, 2017	15,863	$2.03812	to	$3.86028	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.57652	to	$2.97872	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56429	to	$2.94835	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.47837	to	$2.77955	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	25,118	$1.37938	to	$2.58719	$64,475	0.23%	1.35%	to	1.65%	34.63%	to	35.03%

	American Century VP Value Fund (Class I)
December 31, 2017	6,738	$3.18564	to	$3.91837	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.97766	to	$3.65359	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51211	to	$3.07494	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.65685	to	$3.24394	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	10,636	$2.38831	to	$2.90895	$30,803	1.65%	1.35%	to	1.65%	29.59%	to	29.97%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2017	7,437	$1.88334	to	$3.30962	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.57697	to	$2.76434	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.53866	to	$2.69077	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.60675	to	$2.80296	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	11,731	$1.51967	to	$2.64465	$30,317	0.00%	1.35%	to	1.65%	35.92%	to	36.31%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2017	13,523	$3.07738	to	$3.31617	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40092	to	$2.58090	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40178	to	$2.57551	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.29737	to	$2.45756	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	22,694	$2.17940	to	$2.32560	$52,712	0.00%	1.35%	to	1.65%	27.77%	to	28.15%

	Davis Value Portfolio
December 31, 2017	12,130	$2.03765	to	$2.14658	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.68897	to	$1.77405	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53445	to	$1.60704	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.53523	to	$1.60314	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%
December 31, 2013	20,232	$1.47145	to	$1.53200	$30,760	0.84%	1.35%	to	1.65%	31.26%	to	31.65%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2017	5,895	$1.41754	to	$1.49492	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09420	to	$1.15062	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.08660	to	$1.13924	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$0.99640	to	$1.04158	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%
December 31, 2013	7,839	$0.88970	to	$0.92729	$7,205	0.00%	1.35%	to	1.65%	34.78%	to	35.18%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2017	26,956	$2.70883	to	$3.68521	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46039	to	$3.33068	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$1.99837	to	$2.69201	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15175	to	$2.88444	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%
December 31, 2013	45,199	$2.08949	to	$2.78722	$116,216	0.00%	1.35%	to	2.00%	34.76%	to	35.61%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2017	4,943	$1.28226	to	$2.91700	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02225	to	$2.31883	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.03673	to	$2.34486	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00336	to	$2.26282	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%
December 31, 2013	8,225	$0.90515	to	$2.03533	$12,065	0.66%	1.40%	to	2.00%	27.44%	to	28.20%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2017	31,152	$2.08074	to	$4.70150	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.72823	to	$3.89360	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68478	to	$3.78454	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75488	to	$3.93032	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%
December 31, 2013	51,864	$1.62968	to	$3.63925	$137,598	0.00%	1.35%	to	2.00%	25.95%	to	26.76%

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2017	16,536	$1.06471	to	$2.68018	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.79731	to	$2.00102	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84098	to	$2.10438	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.82745	to	$2.06435	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%
December 31, 2013	26,352	$0.89246	to	$2.22017	$43,541	0.00%	1.35%	to	2.00%	16.54%	to	17.29%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2017	36,026	$12.24532	to	$23.57079	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25440	to	$21.89511	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.17726	to	$20.01155	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96235	to	$21.39027	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%
December 31, 2013	15,311	$11.42443	to	$19.27594	$221,801	0.00%	0.55%	to	3.25%	25.90%	to	32.81%

	AST Cohen & Steers Realty Portfolio
December 31, 2017	12,441	$11.49818	to	$31.05029	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.91590	to	$29.79355	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50466	to	$28.97784	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.64573	to	$28.17786	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%
December 31, 2013	13,244	$9.68396	to	$21.94358	$186,235	0.00%	0.55%	to	3.25%	-1.36%	to	2.57%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2017	111,352	$12.44794	to	$16.63081	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26302	to	$15.03722	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.00591	to	$14.68376	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.18827	to	$14.91662	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%
December 31, 2013	131,617	$10.76626	to	$14.34386	$1,639,217	0.00%	0.55%	to	3.25%	7.42%	to	10.42%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2017	8,178	$11.32236	to	$22.05958	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78081	to	$19.29478	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.27899	to	$18.53439	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.94566	to	$20.11564	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%
December 31, 2013	10,554	$11.69942	to	$20.19327	$156,741	0.00%	0.55%	to	3.25%	25.84%	to	33.89%

	AST High Yield Portfolio
December 31, 2017	14,829	$11.59419	to	$18.82273	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86186	to	$17.85478	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.47712	to	$15.77372	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89459	to	$16.67561	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%
December 31, 2013	16,564	$10.42183	to	$16.57675	$216,591	0.00%	0.55%	to	3.25%	3.70%	to	6.59%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2017	8,199	$12.22476	to	$31.71645	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.63926	to	$25.32160	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01138	to	$23.96900	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.35563	to	$24.11445	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%
December 31, 2013	10,131	$12.91409	to	$23.42720	$165,527	0.00%	0.55%	to	3.25%	33.40%	to	40.04%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2017	5,461	$12.78380	to	$30.81359	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.87863	to	$26.50191	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.62571	to	$23.70041	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23471	to	$25.87248	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%
December 31, 2013	6,399	$12.06993	to	$22.94256	$104,911	0.00%	0.55%	to	3.25%	23.34%	to	31.69%

	AST Small-Cap Value Portfolio
December 31, 2017	6,775	$13.62288	to	$29.83207	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80031	to	$28.33077	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99297	to	$22.35385	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54465	to	$23.81628	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%
December 31, 2013	7,038	$12.47438	to	$23.06551	$116,350	0.00%	0.55%	to	3.25%	27.51%	to	36.64%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2017	29,239	$12.48662	to	$28.89444	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91006	to	$23.17737	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83409	to	$23.24614	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31270	to	$25.12814	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%
December 31, 2013	15,464	$12.28300	to	$22.97023	$261,949	0.00%	0.55%	to	3.25%	25.09%	to	31.46%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2017	22,705	$13.62825	to	$29.00321	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53285	to	$24.80628	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70319	to	$21.09411	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.81514	to	$23.33405	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%
December 31, 2013	25,383	$11.16325	to	$20.91410	$365,289	0.00%	0.55%	to	3.25%	31.12%	to	39.09%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2017	56,508	$10.27556	to	$15.08156	$688,065	0.00%	0.55%	to	3.25%	0.00%	to	2.79%
December 31, 2016	54,223	$10.03100	to	$14.87608	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86125	to	$14.78095	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18285	to	$15.15769	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%
December 31, 2013	46,780	$9.71214	to	$14.52525	$533,925	0.00%	0.55%	to	3.25%	-5.19%	to	-2.54%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2017	18,619	$14.82140	to	$33.92641	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24130	to	$26.00664	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.73986	to	$25.11237	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.25817	to	$23.25943	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%
December 31, 2013	16,363	$12.76835	to	$21.44225	$255,014	0.00%	0.55%	to	3.25%	30.12%	to	35.86%

	AST MFS Growth Portfolio
December 31, 2017	7,414	$13.77953	to	$29.04752	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63355	to	$22.65541	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.52964	to	$22.66308	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13384	to	$21.54740	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%
December 31, 2013	7,176	$12.75859	to	$20.20752	$113,750	0.00%	0.55%	to	3.25%	29.91%	to	35.95%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2017	16,836	$12.80688	to	$34.16965	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35231	to	$30.61307	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.68512	to	$26.39664	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02363	to	$28.51908	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%
December 31, 2013	15,234	$12.86338	to	$25.44872	$259,477	0.00%	0.55%	to	3.25%	31.13%	to	41.23%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2017	16,298	$8.60242	to	$12.09585	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74158	to	$12.02965	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.88893	to	$11.97203	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14331	to	$12.05162	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2013	17,793	$9.45965	to	$12.20183	$185,800	0.00%	0.55%	to	3.25%	-5.35%	to	-2.71%

	AST QMA US Equity Alpha Portfolio
December 31, 2017	10,875	$14.32971	to	$34.89959	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82308	to	$29.10267	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38394	to	$25.83362	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24219	to	$25.55053	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%
December 31, 2013	6,347	$12.26676	to	$22.22337	$103,102	0.00%	0.55%	to	2.95%	24.92%	to	31.70%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2017	26,241	$8.87023	to	$15.08687	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11025	to	$13.86822	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56393	to	$11.28433	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.19862	to	$14.17056	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%
December 31, 2013	29,034	$9.02327	to	$15.67993	$333,568	0.00%	0.55%	to	3.25%	11.63%	to	14.75%
A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2017	717,175	$13.85151	to	$20.66054	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.17840	to	$18.25044	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49045	to	$17.30044	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65463	to	$17.63046	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%
December 31, 2013	535,636	$11.16935	to	$16.97618	$7,295,774	0.00%	0.55%	to	3.25%	12.85%	to	16.19%

	AST MFS Global Equity Portfolio
December 31, 2017	22,832	$13.07346	to	$26.47870	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.64809	to	$21.79721	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.02712	to	$20.74591	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30110	to	$21.46497	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%
December 31, 2013	20,596	$11.84660	to	$21.11684	$320,306	0.00%	0.55%	to	3.25%	20.29%	to	26.93%

	AST J.P. Morgan International Equity Portfolio
December 31, 2017	17,268	$12.12309	to	$19.19734	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15230	to	$15.09703	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49209	to	$15.09904	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.85774	to	$15.83614	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%
December 31, 2013	16,428	$10.62785	to	$17.24255	$207,309	0.00%	0.55%	to	3.25%	11.61%	to	14.73%

	AST Templeton Global Bond Portfolio
December 31, 2017	18,787	$8.72089	to	$12.44759	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83280	to	$12.33854	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.74760	to	$11.95898	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.47925	to	$12.68214	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%
December 31, 2013	19,028	$9.69586	to	$12.75701	$197,497	0.00%	0.55%	to	3.25%	-6.88%	to	-3.21%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2017	119,256	$12.09781	to	$20.56314	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93147	to	$18.45448	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53324	to	$17.66125	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88122	to	$18.12031	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%
December 31, 2013	106,043	$10.58693	to	$17.50990	$1,219,180	0.00%	0.55%	to	3.25%	14.98%	to	19.84%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2017	536,307	$14.78599	to	$22.08013	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.77860	to	$19.09374	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.13656	to	$18.21974	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.24977	to	$18.47645	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%
December 31, 2013	477,773	$11.61737	to	$17.60529	$6,496,923	0.00%	0.55%	to	3.25%	17.67%	to	22.00%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2017	245,825	$11.80946	to	$17.00789	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.76661	to	$15.40048	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35394	to	$14.76472	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.85572	to	$15.55329	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%
December 31, 2013	351,118	$10.61030	to	$15.27338	$4,268,988	0.00%	0.55%	to	3.25%	6.40%	to	9.37%

	AST Balanced Asset Allocation Portfolio
December 31, 2017	489,240	$13.85514	to	$19.82485	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23487	to	$17.58870	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.67893	to	$16.86850	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79468	to	$17.11604	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%
December 31, 2013	500,114	$11.23550	to	$16.38146	$6,621,022	0.00%	0.55%	to	3.25%	13.49%	to	17.00%

	AST Preservation Asset Allocation Portfolio
December 31, 2017	329,485	$12.29028	to	$16.50008	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32357	to	$15.27370	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.88817	to	$14.75560	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03255	to	$15.02176	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
December 31, 2013	372,081	$10.58368	to	$14.47848	$4,626,398	0.00%	0.55%	to	3.25%	5.66%	to	8.61%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FI Pyramis Quantitative Portfolio
December 31, 2017	253,498	$12.49999	to	$19.08352	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.01581	to	$16.70324	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.84576	to	$16.33350	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02371	to	$16.48864	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%
December 31, 2013	248,285	$10.84192	to	$16.29666	$3,164,359	0.00%	0.55%	to	3.25%	11.03%	to	14.13%

	AST Prudential Growth Allocation Portfolio
December 31, 2017	865,745	$13.07674	to	$21.33806	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56133	to	$18.73700	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.70877	to	$17.35014	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.95802	to	$17.79750	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%
December 31, 2013	296,876	$10.20562	to	$16.61628	$3,842,656	0.00%	0.55%	to	3.25%	13.22%	to	16.38%

	AST Advanced Strategies Portfolio
December 31, 2017	410,175	$14.05650	to	$21.50913	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.19811	to	$18.75315	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.55605	to	$17.84949	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63271	to	$18.05257	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%
December 31, 2013	426,587	$11.12429	to	$17.34521	$5,785,628	0.00%	0.55%	to	3.25%	12.52%	to	15.92%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2017	30,787	$14.61551	to	$36.59589	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69163	to	$27.05680	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50087	to	$26.85854	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.22522	to	$24.98767	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%
December 31, 2013	30,311	$13.54255	to	$23.51273	$533,490	0.00%	0.55%	to	3.25%	37.92%	to	43.23%

	AST Government Money Market Portfolio
December 31, 2017	22,117	$7.75820	to	$9.86199	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99087	to	$9.90066	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.24671	to	$9.97360	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49004	to	$10.08368	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%
December 31, 2013	22,470	$8.74050	to	$10.20011	$213,351	0.00%	0.55%	to	3.25%	-3.25%	to	-0.55%

	AST Small-Cap Growth Portfolio
December 31, 2017	10,814	$13.14862	to	$33.53710	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70280	to	$27.59069	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63214	to	$25.09686	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.96730	to	$25.38680	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%
December 31, 2013	11,797	$12.40268	to	$24.92978	$209,244	0.00%	0.55%	to	3.25%	26.69%	to	34.43%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2017	147,932	$9.99097	to	$14.88787	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.86820	to	$14.42933	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.60692	to	$14.00299	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.95820	to	$14.46916	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%
December 31, 2013	201,354	$9.69455	to	$14.04141	$2,248,671	0.00%	0.55%	to	3.25%	-5.03%	to	-2.38%

	AST International Value Portfolio
December 31, 2017	11,483	$10.76476	to	$17.68303	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.85551	to	$14.67838	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.88788	to	$14.87771	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.89959	to	$15.04489	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%
December 31, 2013	7,524	$9.62974	to	$16.44049	$92,461	0.00%	0.55%	to	3.25%	15.59%	to	18.81%

	AST International Growth Portfolio
December 31, 2017	18,218	$11.82643	to	$20.65495	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94166	to	$15.54838	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.47869	to	$16.47336	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.27675	to	$16.28200	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%
December 31, 2013	17,172	$9.91250	to	$17.57026	$206,639	0.00%	0.55%	to	3.25%	15.19%	to	18.40%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2017	91,943	$10.39166	to	$17.10935	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.15962	to	$16.55751	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94319	to	$16.04012	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02333	to	$16.00477	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%
December 31, 2013	48,730	$9.57812	to	$15.13806	$621,532	0.00%	0.55%	to	2.65%	-5.75%	to	-3.72%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2017	56,852	$10.92420	to	$14.16469	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.36504	to	$13.45051	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94275	to	$12.91308	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.27737	to	$12.87649	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%
December 31, 2013	38,647	$9.72854	to	$12.12603	$433,901	0.00%	0.55%	to	3.25%	-4.69%	to	-2.03%

	AST Bond Portfolio 2018
December 31, 2017	7,833	$10.27975	to	$13.85319	$88,133	0.00%	1.15%	to	3.25%	-2.55%	to	-0.45%
December 31, 2016	5,248	$10.54896	to	$13.93326	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.72979	to	$13.89063	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00100	to	$13.95817	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%
December 31, 2013	8,868	$11.07563	to	$13.77289	$103,179	0.00%	1.15%	to	3.25%	-6.29%	to	-4.26%

	AST Bond Portfolio 2019
December 31, 2017	755	$10.50634	to	$14.00752	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.77642	to	$14.08226	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.97872	to	$14.06169	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.22726	to	$14.09353	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%
December 31, 2013	1,691	$11.03065	to	$13.69295	$20,191	0.00%	1.15%	to	3.25%	-7.93%	to	-5.93%

	AST Global Real Estate Portfolio
December 31, 2017	4,913	$11.05096	to	$22.99078	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05235	to	$21.13691	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.04953	to	$21.35711	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85387	to	$21.79318	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%
December 31, 2013	6,107	$10.08073	to	$19.50272	$82,371	0.00%	0.55%	to	3.25%	0.96%	to	3.77%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2017	21,866	$9.48471	to	$16.48263	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.69657	to	$13.29600	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.90859	to	$12.06351	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.36743	to	$14.76931	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%
December 31, 2013	22,890	$8.85375	to	$15.79714	$237,960	0.00%	0.55%	to	3.25%	-3.03%	to	-0.33%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2017	15,520	$13.48301	to	$31.89211	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12221	to	$28.98016	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.83593	to	$23.76601	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.75944	to	$25.63821	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%
December 31, 2013	17,117	$12.69230	to	$24.38308	$301,627	0.00%	0.55%	to	3.25%	29.72%	to	38.05%

	AST Schroders Global Tactical Portfolio (expired April 28, 2017)
December 31, 2017	—	$10.72040	to	$19.19136	$—	0.00%	0.55%	to	3.25%	3.47%	to	4.40%
December 31, 2016	371,620	$10.31658	to	$18.46553	$5,282,558	0.00%	0.55%	to	3.25%	3.36%	to	6.23%
December 31, 2015	397,986	$9.85084	to	$17.62315	$5,403,210	0.00%	0.55%	to	3.25%	-3.78%	to	-1.09%
December 31, 2014	242,326	$11.66637	to	$18.13826	$3,390,732	0.00%	0.55%	to	3.25%	2.42%	to	5.28%
December 31, 2013	229,670	$11.25123	to	$17.46806	$3,115,315	0.00%	0.55%	to	3.25%	13.73%	to	17.41%

	AST RCM World Trends Portfolio
December 31, 2017	304,321	$12.40431	to	$17.84338	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95400	to	$15.65000	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.72707	to	$15.22173	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.02964	to	$15.54433	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	262,920	$10.76855	to	$15.07275	$3,225,999	0.00%	0.55%	to	3.25%	8.79%	to	11.82%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2017	164,998	$13.66410	to	$20.34045	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85459	to	$17.72985	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43224	to	$17.17857	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72319	to	$17.69896	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%
December 31, 2013	155,830	$11.18390	to	$16.96442	$2,077,440	0.00%	0.55%	to	3.25%	12.50%	to	15.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2017	176,872	$12.07442	to	$16.64571	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93448	to	$15.11310	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54112	to	$14.63787	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79436	to	$15.06034	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%
December 31, 2013	160,349	$10.52772	to	$14.75766	$1,929,095	0.00%	0.55%	to	3.25%	6.25%	to	9.22%

	ProFund VP Consumer Services
December 31, 2017	19	$24.42613	to	$28.51417	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.51822	to	$24.22247	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.14569	to	$23.37776	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.68593	to	$22.45403	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%
December 31, 2013	27	$17.90731	to	$20.07642	$518	0.21%	0.55%	to	2.30%	36.73%	to	39.10%

	ProFund VP Consumer Goods
December 31, 2017	38	$18.50545	to	$22.30308	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45290	to	$19.49188	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25439	to	$18.92880	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96364	to	$18.27284	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%
December 31, 2013	25	$14.81554	to	$16.66911	$404	0.65%	0.55%	to	2.30%	25.57%	to	27.75%

	ProFund VP Financials
December 31, 2017	87	$11.74757	to	$24.34116	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.16752	to	$21.19040	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.01902	to	$15.80683	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.36637	to	$16.13532	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%
December 31, 2013	95	$8.48563	to	$14.36857	$863	0.43%	0.55%	to	2.30%	29.11%	to	31.35%

	ProFund VP Health Care
December 31, 2017	76	$22.65496	to	$28.34819	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.16551	to	$24.12204	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43335	to	$22.70228	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90350	to	$21.73588	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%
December 31, 2013	104	$16.46022	to	$17.66879	$1,795	0.29%	0.55%	to	2.30%	36.62%	to	38.99%

	ProFund VP Industrials
December 31, 2017	38	$17.52172	to	$25.52414	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64370	to	$20.96855	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.69577	to	$17.93702	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45439	to	$18.67500	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%
December 31, 2013	29	$13.04318	to	$17.78615	$422	0.53%	0.55%	to	2.35%	35.02%	to	37.43%

	ProFund VP Mid-Cap Growth
December 31, 2017	32	$18.53624	to	$23.56375	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.02726	to	$20.02751	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52475	to	$17.84091	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.81688	to	$17.88891	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%
December 31, 2013	42	$14.31437	to	$16.98714	$628	0.00%	0.55%	to	2.30%	27.59%	to	29.81%

	ProFund VP Mid-Cap Value
December 31, 2017	25	$17.02379	to	$22.13478	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74407	to	$20.12241	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95243	to	$16.27269	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.43790	to	$17.82890	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%
December 31, 2013	51	$13.40458	to	$16.27030	$759	0.34%	0.55%	to	2.30%	29.19%	to	31.43%
A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2017	17	$12.57180	to	$24.37691	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90215	to	$23.21320	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.51586	to	$17.45217	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74265	to	$17.49199	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%
December 31, 2013	44	$9.60879	to	$14.06912	$446	1.29%	0.55%	to	2.30%	-2.16%	to	-0.46%

	ProFund VP Small-Cap Growth
December 31, 2017	35	$19.69274	to	$28.13292	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83184	to	$25.62340	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17114	to	$21.92754	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34027	to	$22.30194	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%
December 31, 2013	68	$15.35942	to	$22.46084	$1,183	0.00%	0.55%	to	2.90%	36.47%	to	39.65%

	ProFund VP Small-Cap Value
December 31, 2017	17	$18.53206	to	$22.53087	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.22862	to	$20.64982	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.64566	to	$16.12404	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17487	to	$17.67642	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%
December 31, 2013	28	$14.62787	to	$16.79752	$448	0.21%	0.55%	to	2.00%	34.98%	to	36.92%

	ProFund VP Telecommunications
December 31, 2017	9	$12.18557	to	$19.08175	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.37959	to	$19.60331	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.36988	to	$16.20279	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45451	to	$16.04832	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%
December 31, 2013	14	$10.64000	to	$16.04617	$161	2.27%	0.55%	to	2.35%	9.50%	to	11.45%

	ProFund VP Utilities
December 31, 2017	35	$13.74388	to	$20.90968	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.70717	to	$19.00323	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.29562	to	$16.60493	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.34589	to	$17.83892	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%
December 31, 2013	49	$10.03284	to	$14.24930	$560	2.54%	0.55%	to	2.30%	10.77%	to	12.69%

	ProFund VP Large-Cap Growth
December 31, 2017	49	$18.74493	to	$26.52812	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30409	to	$21.78514	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.90752	to	$19.10939	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.69828	to	$18.51933	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%
December 31, 2013	84	$13.31507	to	$16.49009	$1,188	0.33%	0.55%	to	2.30%	27.73%	to	29.95%

	ProFund VP Large-Cap Value
December 31, 2017	56	$13.61134	to	$23.14808	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31037	to	$20.99659	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94123	to	$16.31041	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78374	to	$17.21581	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%
December 31, 2013	105	$11.12739	to	$15.66968	$1,312	0.94%	0.55%	to	2.30%	26.97%	to	29.18%

	AST Boston Partners Large-Cap Value Portfolio (expired April 28, 2017)
December 31, 2017	—	$11.10887	to	$19.06836	$—	0.00%	0.55%	to	3.25%	3.04%	to	3.97%
December 31, 2016	5,536	$10.68884	to	$18.36311	$88,476	0.00%	0.55%	to	3.25%	10.06%	to	13.12%
December 31, 2015	5,423	$9.46149	to	$16.29712	$77,722	0.00%	0.55%	to	3.25%	-7.86%	to	4.05%
December 31, 2014	6,072	$13.25293	to	$17.27505	$93,046	0.00%	0.55%	to	3.25%	6.68%	to	9.66%
December 31, 2013	5,993	$12.19594	to	$15.81555	$84,817	0.00%	0.55%	to	3.25%	24.20%	to	30.71%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2017	9,566	$14.04651	to	$27.28108	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43078	to	$20.27527	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.67760	to	$20.77175	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.27625	to	$18.95352	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%
December 31, 2013	7,114	$13.00723	to	$17.47295	$114,261	0.00%	0.55%	to	3.25%	32.06%	to	35.74%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2020
December 31, 2017	755	$10.94859	to	$12.94419	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.21589	to	$12.97944	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23155	to	$12.87816	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26177	to	$12.83200	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%
December 31, 2013	2,613	$10.48701	to	$12.22814	$30,751	0.00%	1.15%	to	3.25%	-9.55%	to	-7.59%

	AST Bond Portfolio 2017
December 31, 2017	171	$9.87099	to	$10.99786	$1,865	0.00%	1.90%	to	3.25%	-2.53%	to	-1.17%
December 31, 2016	6,459	$10.12709	to	$11.12803	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.34648	to	$11.21325	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.67630	to	$11.41153	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
December 31, 2013	8,655	$10.87944	to	$11.80555	$98,018	0.00%	1.15%	to	3.25%	-5.24%	to	-3.18%

	AST Bond Portfolio 2021
December 31, 2017	4,013	$11.47172	to	$13.56296	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67161	to	$13.50690	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82229	to	$13.39143	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.00532	to	$13.35471	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%
December 31, 2013	6,858	$11.52353	to	$12.71942	$81,707	0.00%	1.15%	to	3.25%	-10.02%	to	-8.07%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2017	15	$18.63656	to	$19.83481	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20157	to	$16.10771	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99408	to	$15.81779	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.92875	to	$15.67932	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%
December 31, 2013	37	$16.05615	to	$16.78881	$597	2.36%	1.40%	to	1.85%	17.76%	to	18.28%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2017	230	$3.93787	to	$4.20877	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97174	to	$3.16227	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.20583	to	$3.18208	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20106	to	$3.17517	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%
December 31, 2013	473	$2.14418	to	$3.09314	$1,417	0.39%	1.40%	to	1.85%	37.67%	to	38.29%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2017	18	$21.88231	to	$22.45154	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.66788	to	$18.06542	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.64510	to	$17.05290	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41188	to	$17.75964	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%
December 31, 2013	33	$18.03604	to	$18.31500	$602	0.00%	1.40%	to	1.85%	47.82%	to	48.48%

	AST Bond Portfolio 2022
December 31, 2017	3,125	$10.81598	to	$12.56843	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.00568	to	$12.51794	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17048	to	$12.43617	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.30860	to	$12.32246	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%
December 31, 2013	5,950	$10.59034	to	$11.29472	$64,899	0.00%	1.15%	to	3.25%	-12.68%	to	-10.78%

	AST Quantitative Modeling Portfolio
December 31, 2017	74,247	$12.49130	to	$16.10404	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66032	to	$13.70085	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11339	to	$12.95739	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.54716	to	$13.00950	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%
December 31, 2013	30,084	$11.59795	to	$12.28290	$358,117	0.00%	0.55%	to	2.25%	17.54%	to	21.72%

	AST BlackRock Global Strategies Portfolio
December 31, 2017	156,449	$11.30547	to	$13.58310	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.37548	to	$12.12852	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.02536	to	$11.40201	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68270	to	$11.81961	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%
December 31, 2013	159,964	$10.52625	to	$11.33041	$1,757,753	0.00%	0.55%	to	3.25%	7.25%	to	10.24%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2017	73	$21.24227	to	$21.71125	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92008	to	$18.25306	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.21986	to	$16.53517	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00412	to	$17.25814	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%
December 31, 2013	107	$15.64456	to	$15.80815	$1,674	0.45%	1.40%	to	1.85%	28.61%	to	29.18%

	AST Prudential Core Bond Portfolio
December 31, 2017	26,114	$10.03925	to	$11.89704	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.81877	to	$11.32083	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.73794	to	$10.92367	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09214	to	$11.01361	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%
December 31, 2013	14,767	$9.68326	to	$10.44169	$151,663	0.00%	0.55%	to	2.85%	-5.10%	to	-2.85%

	AST Bond Portfolio 2023
December 31, 2017	709	$9.35131	to	$10.42622	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50345	to	$10.58010	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.63768	to	$10.44565	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.69880	to	$10.30246	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%
December 31, 2013	21,962	$8.90118	to	$9.29219	$199,986	0.00%	1.15%	to	3.25%	-13.12%	to	-11.23%

	AST New Discovery Asset Allocation Portfolio
December 31, 2017	44,909	$12.98944	to	$15.18385	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52384	to	$13.10620	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40064	to	$12.63270	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71380	to	$12.86226	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	31,973	$11.30516	to	$12.30125	$383,555	0.00%	0.55%	to	3.15%	14.35%	to	18.26%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2017	661	$10.06002	to	$11.85714	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.38642	to	$10.92774	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65469	to	$9.95247	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.10774	to	$9.70400	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	150	$9.16475	to	$9.52764	$1,404	0.00%	0.55%	to	1.95%	-9.83%	to	-8.03%

	AST MFS Large-Cap Value Portfolio
December 31, 2017	9,130	$13.32560	to	$19.51393	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45474	to	$16.72215	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18463	to	$14.82181	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95451	to	$15.01238	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%
December 31, 2013	1,183	$12.28936	to	$13.69602	$15,936	0.00%	0.55%	to	2.70%	25.05%	to	33.76%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2017	1,614	$9.22494	to	$10.10027	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.52582	to	$10.21662	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.50916	to	$10.14192	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.55706	to	$9.97651	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%
December 31, 2013	7,249	$8.62024	to	$8.80746	$63,244	0.00%	1.15%	to	3.25%	-13.80%	to	11.93%

	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2017	2,206	$11.65250	to	$14.89447	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.80590	to	$11.11804	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92164	to	$9.87917	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56412	to	$9.85401	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%
December 31, 2013	117	$10.06910	to	$10.19183	$1,184	0.00%	0.55%	to	1.95%	0.71%	to	1.92%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2017	8,769	$13.85320	to	$17.16491	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80128	to	$14.57703	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36052	to	$12.75751	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.05572	to	$13.30316	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%
December 31, 2013	1,526	$11.56161	to	$11.77434	$17,800	0.00%	0.55%	to	2.65%	15.64%	to	17.75%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013 and expired April 28, 2017)
December 31, 2017	—	$8.97251	to	$11.88002	$—	0.00%	0.55%	to	1.95%	12.43%	to	12.95%
December 31, 2016	524	$7.98066	to	$10.52430	$4,410	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	387	$7.46775	to	$9.72726	$2,999	0.00%	0.55%	to	1.95%	-18.47%	to	1.94%
December 31, 2014	175	$9.15902	to	$9.85996	$1,639	0.00%	0.55%	to	1.95%	-4.37%	to	-2.01%
December 31, 2013	48	$9.58150	to	$9.69426	$467	0.00%	0.55%	to	1.90%	-4.17%	to	-3.05%

	AST Multi-Sector Fixed Income Portfolio (available February 25, 2013)
December 31, 2017	775,116	$11.24396	to	$11.69575	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54150	to	$10.87675	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86464	to	$10.09622	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37423	to	$10.53178	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	73,129	$9.51265	to	$9.57903	$695,654	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$10.69996	to	$11.94691	$—	0.00%	0.55%	to	3.25%	3.01%	to	3.94%
December 31, 2016	29,656	$10.38750	to	$11.49438	$329,065	0.00%	0.55%	to	3.25%	2.90%	to	5.76%
December 31, 2015	23,213	$10.09470	to	$10.86804	$245,656	0.00%	0.55%	to	3.25%	-2.99%	to	-0.28%
December 31, 2014	17,481	$10.47787	to	$10.89838	$187,270	0.00%	0.55%	to	3.15%	0.32%	to	3.01%
December 31, 2013	8,247	$10.39072	to	$10.58015	$86,639	0.00%	0.55%	to	3.15%	3.93%	to	5.81%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$9.67442	to	$10.80191	$—	0.00%	0.55%	to	3.25%	1.53%	to	2.45%
December 31, 2016	37,615	$9.52850	to	$10.54398	$382,210	0.00%	0.55%	to	3.25%	1.18%	to	3.99%
December 31, 2015	29,033	$9.41736	to	$10.13903	$286,280	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2014	17,739	$9.84515	to	$10.20498	$177,916	0.00%	0.55%	to	3.25%	1.69%	to	4.53%
December 31, 2013	8,260	$9.58831	to	$9.76317	$80,066	0.00%	0.55%	to	3.15%	-4.09%	to	-2.36%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	1,066	$13.70322	to	$17.85383	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.31680	to	$14.69891	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.31617	to	$13.35121	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.15982	to	$13.19717	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%
December 31, 2013	66	$11.61220	to	$11.72588	$766	0.00%	0.55%	to	2.00%	16.14%	to	17.26%

	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	758	$13.80718	to	$18.12665	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47070	to	$15.01238	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.43704	to	$13.61715	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.16782	to	$13.48446	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%
December 31, 2013	12	$11.64780	to	$11.76574	$136	0.00%	0.55%	to	2.05%	16.50%	to	17.66%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2017	457	$10.73577	to	$11.43018	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.89604	to	$11.62015	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.98948	to	$11.47154	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.13605	to	$11.37768	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2017	99,564	$12.73643	to	$13.45801	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.78774	to	$11.23906	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43320	to	$10.71721	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48352	to	$10.61730	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2017	2,312	$12.19042	to	$12.54184	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53192	to	$10.83766	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.04789	to	$10.12253	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23141	to	$10.25115	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2017	4,010	$12.60115	to	$13.13705	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71027	to	$11.16471	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.06579	to	$10.28399	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34076	to	$10.36085	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2017	5,558	$12.30380	to	$13.04299	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61061	to	$11.21314	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.95940	to	$10.49212	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.52974	to	$10.55012	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014)
December 31, 2017	3,494	$10.54172	to	$11.31622	$37,405	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	2,928	$10.03318	to	$10.77246	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.46604	to	$9.87073	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95303	to	$9.97233	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2017	1,743	$10.05440	to	$10.79189	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.41612	to	$10.11179	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26287	to	$9.95233	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68459	to	$9.69330	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2017	2,236	$12.89039	to	$13.75859	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.46987	to	$11.17400	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.03787	to	$10.08586	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28185	to	$10.29105	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2017	2,832	$10.33801	to	$10.49769	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03321	to	$10.19013	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77179	to	$9.84441	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01270	to	$10.03217	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2017	234	$10.00569	to	$11.08185	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.38820	to	$11.51129	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08497	to	$10.07218	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70452	to	$9.71324	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2017	431	$11.74152	to	$12.86089	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.94630	to	$10.91308	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26283	to	$9.32650	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40129	to	$10.41061	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Strategic Income Portfolio (available April 28, 2014)
December 31, 2017	498	$9.38114	to	$10.05724	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47476	to	$10.17493	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44066	to	$9.85997	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72436	to	$9.73320	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2017	25,241	$11.58978	to	$12.11096	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31324	to	$10.62586	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.65663	to	$9.80980	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.93851	to	$9.95398	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2017	8,158	$9.58337	to	$10.21982	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67030	to	$10.09408	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79107	to	$10.00362	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2017	278	$10.49441	to	$10.72288	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32124	to	$10.51420	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92428	to	$10.05358	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2017	117	$10.28925	to	$10.56502	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16408	to	$10.40509	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.98850	to	$10.11344	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2017	144	$9.04615	to	$9.14317	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.10792	to	$9.21021	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.42930	to	$9.53988	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2017	147	$10.28126	to	$10.50562	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14477	to	$10.31575	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95389	to	$10.10343	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2017	271	$11.00302	to	$11.33873	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79109	to	$10.09492	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.53894	to	$9.83983	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2017	199	$9.05587	to	$9.70077	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.98901	to	$9.64576	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.38940	to	$9.73583	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2017	583	$11.49875	to	$13.07284	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29259	to	$10.58267	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30124	to	$9.95406	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2017	609	$9.85255	to	$10.27896	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67218	to	$9.81074	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.64856	to	$9.79147	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2017	319	$11.31771	to	$11.67517	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.96933	to	$10.60661	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.69848	to	$10.01474	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2017	1,097	$11.81898	to	$12.12978	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46420	to	$10.74472	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.60862	to	$9.87115	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2017	2,991	$11.55486	to	$12.02704	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.24971	to	$10.66757	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.95939	to	$9.97066	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2017	790	$11.63564	to	$11.93125	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.50627	to	$10.77213	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.97837	to	$9.98970	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2017	8,868	$9.67130	to	$10.09446	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73404	to	$9.94464	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2017	547	$13.44223	to	$13.55385	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.71702	to	$9.74026	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2017	222	$9.88886	to	$10.10283	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the

A 107

Note 7:	Financial Highlights (continued)

five years in the period ended December 31, 2017 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No

A 108

Note 7:	Financial Highlights (continued)

withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges-are various Contract level charges as described in Charges and Expenses in Note 7, which are assessed through the redemptions of units.

A 109

Note 9:	Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date	Portfolio
January 2, 2018	AST Bond Portfolio 2017

A 110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets for each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account listed in the table below as of the dates indicated in the table below, the related statements of operations and the statements of changes in net assets for each of the periods listed in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts as of the dates indicated in the table below, the results of each of their operations and the changes in each of their net assets for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST J.P. Morgan Global Thematic Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Consumer Services (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Financials (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Health Care (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Industrials (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Mid-Cap Growth (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Global Portfolio (1)	ProFund VP Real Estate (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Small-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Telecommunications (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Utilities (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Boston Partners Large-Cap Value Portfolio (2)
MFS Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Bond Portfolio 2017 (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2021 (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)

A 111

AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST QMA Emerging Markets Equity Portfolio (2)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (1)	AST BlackRock iShares ETF Portfolio (2)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Defensive Asset Allocation Portfolio (2)
AST MFS Growth Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST Bond Portfolio 2025 (1)
AST QMA US Equity Alpha Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Goldman Sachs Strategic Income Portfolio (1)
AST FI Pyramis Quantitative Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Advanced Strategies Portfolio (1)	AST AB Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Government Money Market Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST International Value Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST International Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST Investment Grade Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST Bond Portfolio 2018 (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Bond Portfolio 2019 (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Global Real Estate Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2027 (5)
AST Goldman Sachs Small-Cap Value Portfolio (1)	NVIT Emerging Markets Fund (Class D) (4)
AST Schroders Global Tactical Portfolio (2)	AST Bond Portfolio 2028 (3)
AST RCM World Trends Portfolio (1)
(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the years ended December 31, 2017 and 2016.

(2) Statement of net assets as of April 28, 2017 (date of expiration), statement of operations for the period January 1, 2017 through April 28, 2017, and statements of changes in net assets for the period January 1, 2017 through April 28, 2017 and the year ended December 31, 2016.

(3) Statement of net assets as of December 31, 2017, statement of operations and statement of changes in net assets for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(4) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period August 5, 2016 (commencement of operations) through December 31, 2016.

A 112

(5) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period January 4, 2016 (commencement of operations) through December 31, 2016.

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2018

We have served as the auditor of one or more of the subaccounts in Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 113

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2017, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2017.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 8, 2018

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2017 and December 31, 2016 (in thousands, except share amounts)

	December 31, 2017	December 31, 2016
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2017 – $4,941,944; 2016 – $5,552,911)	$5,223,302	$5,617,549
Equity securities, available for sale, at fair value (cost: 2017 – $20,754; 2016 – $16,390)	23,122	16,756
Trading account assets, at fair value	56,281	35,328
Policy loans	1,161,101	1,166,456
Short-term investments	1,339	36,657
Commercial mortgage and other loans	1,083,419	1,150,381
Other long-term investments	263,074	344,463
Total investments	7,811,638	8,367,590
Cash and cash equivalents	212,569	96,157
Deferred policy acquisition costs	1,376,211	1,341,093
Accrued investment income	82,341	87,322
Reinsurance recoverables	32,555,500	28,674,226
Receivables from parent and affiliates	300,116	213,952
Other assets	465,467	279,222
Separate account assets	129,655,734	116,606,428
TOTAL ASSETS	$172,459,576	$155,665,990
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$20,036,134	$18,894,893
Future policy benefits	18,593,130	16,503,260
Securities sold under agreements to repurchase	0	68,904
Cash collateral for loaned securities	33,169	74,976
Income taxes	32,440	97,400
Payables to parent and affiliates	228,210	73,628
Other liabilities	1,060,123	849,698
Separate account liabilities	129,655,734	116,606,428
Total liabilities	169,638,940	153,169,187
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,141,092	986,062
Retained earnings	1,511,698	1,437,266
Accumulated other comprehensive income	165,346	70,975
Total equity	2,820,636	2,496,803
TOTAL LIABILITIES AND EQUITY	$172,459,576	$155,665,990
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2017, 2016, and 2015 (in thousands)

	2017	2016	2015
REVENUES
Premiums	$54,706	$(825,942)	$77,634
Policy charges and fee income	254,542	787,195	2,156,387
Net investment income	352,410	375,950	416,587
Asset administration fees	17,593	84,443	362,321
Other income	67,749	31,107	55,515
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,374)	(18,020)	(1,514)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	995	343	51
Other realized investment gains (losses), net	(72,807)	776,126	(207,075)
Total realized investment gains (losses), net	(80,186)	758,449	(208,538)
Total revenues	666,814	1,211,202	2,859,906
BENEFITS AND EXPENSES
Policyholders’ benefits	(38,380)	(260,200)	299,150
Interest credited to policyholders’ account balances	168,391	301,220	374,211
Amortization of deferred policy acquisition costs	95,007	628,101	659,169
General, administrative and other expenses	271,533	220,733	1,030,014
Total benefits and expenses	496,551	889,854	2,362,544
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	321,348	497,362
Total income tax expense (benefit)	(154,654)	(73,869)	(10,641)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	395,217	508,003
Equity in earnings of operating joint venture, net of taxes	(485)	0	0
NET INCOME (LOSS)	$324,432	$395,217	$508,003
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	259	(8)	(507)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	164,482	74,040	(164,799)
Reclassification adjustment for (gains) losses included in net income	(26,998)	(64,540)	(9,902)
Net unrealized investment gains (losses)	137,484	9,500	(174,701)
Other comprehensive income (loss), before tax	137,743	9,492	(175,208)
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	91	(3)	(177)
Net unrealized investment gains (losses)	43,281	3,325	(61,145)
Total	43,372	3,322	(61,322)
Other comprehensive income (loss), net of tax	94,371	6,170	(113,886)
Comprehensive income (loss)	$418,803	$401,387	$394,117

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2014	$2,500	$792,153	$3,557,144	$178,691	$4,530,488
Contributed capital		0			0
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income (loss)			508,003		508,003
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income (loss)					394,117
Balance, December 31, 2015	$2,500	$779,973	$3,635,147	$64,805	$4,482,425
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			395,217		395,217
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					401,387
Balance, December 31, 2016	$2,500	$986,062	$1,437,266	$70,975	$2,496,803
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			324,432		324,432
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					418,803
Balance, December 31, 2017	$2,500	$1,141,092	$1,511,698	$165,346	$2,820,636
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$324,432	$395,217	$508,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(142,781)	113,501	(8,770)
Interest credited to policyholders’ account balances	168,391	301,220	374,211
Realized investment (gains) losses, net	80,186	(758,449)	208,538
Amortization and other non-cash items	(65,536)	(70,104)	(68,070)
Change in:
Future policy benefits	1,934,713	1,816,665	1,534,228
Reinsurance recoverables	(2,080,452)	(1,764,242)	(1,559,165)
Accrued investment income	(3,692)	12,709	(9,525)
Net payables to/receivables from parent and affiliates	43,913	(9,851)	20,299
Deferred policy acquisition costs	(183,884)	311,273	43,168
Income taxes	(74,156)	(45,147)	(36,879)
Derivatives, net	55,104	(198,861)	60,517
Other, net	47,594	(110,850)	76,374
Cash flows from (used in) operating activities	103,832	(6,919)	1,142,929
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,062,236	1,371,000	813,721
Short-term investments	72,725	260,027	823,112
Policy loans	143,655	137,778	135,449
Ceded policy loans	(15,188)	(8,989)	(9,129)
Commercial mortgage and other loans	254,635	209,263	219,379
Other long-term investments	31,192	12,479	15,633
Equity securities, available-for-sale	510	34,618	5,760
Trading account assets	214	1,595	1,500
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(1,315,508)	(2,465,763)	(1,719,015)
Short-term investments	(37,407)	(241,827)	(755,145)
Policy loans	(123,645)	(120,628)	(110,165)
Ceded policy loans	18,942	18,054	13,850
Commercial mortgage and other loans	(180,929)	(312,898)	(196,538)
Other long-term investments	(32,275)	(32,307)	(49,004)
Equity securities, available-for-sale	(5,000)	(5,000)	(31,063)
Trading account assets	(15,019)	0	(19,001)
Notes receivable from parent and affiliates, net	5,731	20,463	35,350
Derivatives, net	(17,569)	20,954	(12,164)
Other, net	(152,576)	(261)	(584)
Cash flows from (used in) investing activities	(305,276)	(1,101,442)	(838,054)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,540,655	4,289,697	3,839,784
Ceded policyholders’ account deposits	(3,083,049)	(2,430,570)	(1,109,311)
Policyholders’ account withdrawals	(2,682,445)	(2,505,219)	(2,134,373)
Ceded policyholders’ account withdrawals	1,692,756	1,072,151	50,016
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(110,710)	103,463	(25,002)
Dividend to parent	(250,000)	0	(430,000)

Contributed capital	148,500	405,321	0
Contributed (distributed) capital - parent/child asset transfers	2,354	1,676	(18,739)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	412,000
Repayments of debt (maturities longer than 90 days)	0	(125,000)	(739,000)
Drafts outstanding	59,795	22,713	5,084
Cash flows from (used in) financing activities	317,856	834,232	(149,541)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	116,412	(274,129)	155,334
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	96,157	370,286	214,952
CASH AND CASH EQUIVALENTS, END OF YEAR	$212,569	$96,157	$370,286
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$(45,538)	$(28,772)	$26,237
Interest paid	$2,179	$16,263	$53,122
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other long-term investments related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 12 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The financial statement impacts of these transactions were as follows:
Affected Financial Statement Lines Only
Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$10,702	$4,166	$(7,719)	$7,149
Cash and cash equivalents	496	0	12	508
Deferred policy acquisition costs	4,565	0	(3,449)	1,116
Reinsurance recoverables	24,781	(6,312)	10,267	28,736
Deferred sales inducements	550	0	(550)	0
Other assets	94	0	211	305
Income taxes	0	0	23	23
TOTAL ASSETS	151,859	(2,146)	(1,205)	148,508
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$91	$17	$0	$108
Short-term and long-term debt to affiliates(2)	1,385	0	(1,384)	1
Other liabilities	870	0	0	870
TOTAL LIABILITIES	147,554	17	(1,384)	146,187
EQUITY
Retained earnings(3)	3,337	(2,163)	258	1,432
Accumulated other comprehensive income	180	0	(79)	101
TOTAL EQUITY	4,305	(2,163)	179	2,321
TOTAL LIABILITIES AND EQUITY	151,859	(2,146)	(1,205)	148,508
Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

(2)
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

(3)	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC and Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$4,166	$4,166	$0	$0
PALAC	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Commercial Mortgages, Derivatives and JV/LP Investments	$(6,994)	$(6,872)	$0	$122
Prudential Insurance	Apr - June 2016	Dividend	Fixed Maturity	$(19)	$(19)	$(19)	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, policyholders’ account balances and policyholders’ dividends that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, available-for-sale, at fair value is comprised of mutual funds and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2017 and 2016. See Note 6 for additional information regarding sales inducements.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 12.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real-estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 6 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 5 for additional information regarding policyholders’ account balances.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase and resale agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allows registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company can recognize provisional amounts when it does not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 8 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017").
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments classified as “trading” such as “Trading account assets” and “Other long-term investments” for which the Company has elected the fair value option, and consolidated entities that follow specialized investment company fair value accounting.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, UPARC. The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 12, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
During the second quarter of 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.
The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
There have been no ASU adopted during the year ended December 31, 2017.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2017

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the recognition and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU requires equity investments, except for those accounted for using the equity method, to be measured at fair value with changes in fair value recognized in net income. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment to retained earnings.
Adoption of this guidance will result in 1) the reclassification of net unrealized gains on equity securities currently classified as available-for-sale from accumulated other comprehensive income to retained earnings and 2) adjustment of the basis of equity investments currently accounted for using the cost method to fair value with the embedded net unrealized gain included in retained earnings. The cumulative effect of adoption is expected to increase retained earnings by $7.9 million and total equity by $6.4 million after giving effect to offsetting items. See table below for the impact to the line items in the Consolidated Statements of
Financial Position. There will be no impact to net income on the adoption date. Subsequent to the adoption date, the change in fair value of these equity investments will be reported in net income.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statements
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other long-term investments	$8,097
Total assets	$8,097
Policyholders’ dividends	$0
Income taxes	1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a
cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from accumulated other comprehensive income to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
3. INVESTMENTS
Fixed Maturities and Equity Securities
The following tables set forth information relating to fixed maturities and equity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2017
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
Public utilities	677,702	61,588	1,058	738,232	0
Redeemable preferred stock	4,053	957	0	5,010	0
All other U.S. public corporate securities	1,254,140	105,524	2,580	1,357,084	(215)
All other U.S. private corporate securities	710,424	18,306	1,644	727,086	0
All other foreign public corporate securities	168,399	12,522	732	180,189	0
All other foreign private corporate securities	737,037	41,405	9,598	768,844	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$20,700	$2,291	$0	$22,991
Public utilities	54	40	0	94
Industrial, miscellaneous & other	0	37	0	37
Total equity securities, available-for-sale	$20,754	$2,368	$0	$23,122

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2016
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$154,180	$6,593	$33	$160,740	$0
Obligations of U.S. states and their political subdivisions	618,447	14,592	6,553	626,486	0
Foreign government bonds	111,025	2,143	4,386	108,782	0
Public utilities	706,536	33,950	10,519	729,967	0
Redeemable preferred stock	4,136	834	156	4,814	0
All other U.S. public corporate securities	1,802,350	67,908	28,846	1,841,412	(215)
All other U.S. private corporate securities	714,776	14,555	7,702	721,629	(236)
All other foreign public corporate securities	216,428	7,371	4,127	219,672	0
All other foreign private corporate securities	577,761	4,866	33,455	549,172	0
Asset-backed securities(1)	184,414	5,164	562	189,016	(2,534)
Commercial mortgage-backed securities	382,717	5,783	5,829	382,671	0
Residential mortgage-backed securities(2)	80,141	3,355	308	83,188	(274)
Total fixed maturities, available-for-sale	$5,552,911	$167,114	$102,476	$5,617,549	$(3,259)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$16,324	$441	$124	$16,641
Public utilities	66	2	28	40
Industrial, miscellaneous & other	0	75	0	75
Total equity securities, available-for-sale	$16,390	$518	$152	$16,756

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $8.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity and equity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2017
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
Public utilities	26,466	380	27,354	678	53,820	1,058
Redeemable preferred stock	0	0	0	0	0	0
All other U.S. public corporate securities	36,100	304	102,490	2,276	138,590	2,580
All other U.S. private corporate securities	79,495	781	36,642	863	116,137	1,644
All other foreign public corporate securities	27,078	190	8,390	542	35,468	732
All other foreign private corporate securities	48,109	472	133,055	9,126	181,164	9,598
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842
Equity securities, available-for-sale	$0	$0	$0	$0	$0	$0

	December 31, 2016
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$603	$33	$0	$0	$603	$33
Obligations of U.S. states and their political subdivisions	239,146	6,553	0	0	239,146	6,553
Foreign government bonds	81,074	4,055	1,690	331	82,764	4,386
Public utilities	207,226	7,847	21,394	2,672	228,620	10,519
Redeemable preferred stock	0	0	0	156	0	156
All other U.S. public corporate securities	568,763	20,695	73,575	8,151	642,338	28,846
All other U.S. private corporate securities	232,561	6,082	29,071	1,620	261,632	7,702
All other foreign public corporate securities	86,492	3,188	5,433	939	91,925	4,127
All other foreign private corporate securities	236,512	13,604	101,858	19,851	338,370	33,455
Asset-backed securities	37,355	492	49,346	70	86,701	562
Commercial mortgage-backed securities	191,674	5,827	947	2	192,621	5,829
Residential mortgage-backed securities	36,224	302	1,045	6	37,269	308
Total fixed maturities, available-for-sale	$1,917,630	$68,678	$284,359	$33,798	$2,201,989	$102,476
Equity securities, available-for-sale	$0	$0	$2,965	$152	$2,965	$152

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2017 and 2016, the gross unrealized losses on fixed maturity securities were composed of $13.9 million and $93.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $4.9 million and $9.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2017, the $16.2 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. As of December 31, 2016, the $33.8 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in the Company's corporate securities within the energy, finance and utility sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2017 or 2016. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2017, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
As of December 31, 2017, there were no gross unrealized losses on equity securities. As of December 31, 2016, $0.0 million of the gross unrealized losses on equity securities represented declines in value of 20% or more, all of which had been in that position for more than twelve months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2017 or 2016.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$87,018	$87,741
Due after one year through five years	707,958	722,359
Due after five years through ten years	1,064,550	1,107,779
Due after ten years	2,513,392	2,728,937
Asset-backed securities	179,935	182,428
Commercial mortgage-backed securities	320,223	322,832
Residential mortgage-backed securities	68,868	71,226
Total fixed maturities, available-for-sale	$4,941,944	$5,223,302
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$569,151	$833,562	$171,589
Proceeds from maturities/prepayments	492,944	495,969	642,503
Gross investment gains from sales and maturities	44,458	94,262	12,496
Gross investment losses from sales and maturities	(9,956)	(10,475)	(1,528)
OTTI recognized in earnings(2)	(7,379)	(17,677)	(1,463)
Equity securities, available-for-sale:
Proceeds from sales(3)	$510	$34,618	$5,732
Gross investment gains from sales	11	363	400
Gross investment losses from sales	0	(1,933)	0
OTTI recognized in earnings	(136)	0	(3)

(1)	Includes $(0.1) million, $(1.5) million and $0.4 million of non-cash related proceeds for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

(3)	Includes $(0.0) million of non-cash related proceeds for the year ended December 31, 2015. There were no non-cash related proceeds for the years ended December 31, 2017 and 2016.
The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI and the corresponding changes in such amounts, for the periods indicated:

	Years Ended December 31,
	2017	2016
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$5,520	$7,041
New credit loss impairments	424	522
Additional credit loss impairments on securities previously impaired	664	6
Increases due to the passage of time on previously recorded credit losses	106	242
Reductions for securities which matured, paid down, prepaid or were sold during the period	(1,909)	(1,294)
Reductions for securities impaired to fair value during the period(1)	(327)	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(104)	(339)
Assets transferred to parent and affiliates	0	(658)
Balance, end of period	$4,374	$5,520

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Trading Account Assets
The following table sets forth the composition of “Trading account assets,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amortized Cost or Cost	Fair Value	Amortized Cost or Cost	Fair Value
	(in thousands)
Fixed maturities	$38,279	$38,793	$23,555	$19,558
Equity securities	11,940	17,488	11,929	15,770
Total trading account assets	$50,219	$56,281	$35,484	$35,328
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $6.2 million, $0.6 million and $(3.4) million during the years ended December 31, 2017, 2016 and 2015, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$356,694	32.9%	$318,667	27.7%
Hospitality	16,529	1.5	54,597	4.7
Industrial	180,619	16.7	185,682	16.1
Office	159,646	14.7	161,980	14.1
Other	99,119	9.1	124,465	10.8
Retail	205,367	18.9	243,225	21.1
Total commercial mortgage loans	1,017,974	93.8	1,088,616	94.5
Agricultural property loans	67,239	6.2	63,323	5.5
Total commercial mortgage and agricultural property loans by property type	1,085,213	100.0%	1,151,939	100.0%
Valuation allowance	(1,794)		(1,558)
Total commercial mortgage and other loans	$1,083,419		$1,150,381
As of December 31, 2017, the commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (25%), Texas (12%) and New York (6%)) and included loans secured by properties in Australia and Europe.
The following tables set forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$1,513	$45	$1,558
Addition to (release of) allowance for losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Total ending balance	$1,728	$66	$1,794

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$2,587	$64	$2,651
Addition to (release of) allowance for losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Total ending balance	$1,513	$45	$1,558
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,513	45	1,558
Total ending balance(1)	$1,513	$45	$1,558
Recorded investment(2):
Individually evaluated for impairment	$2,528	$0	$2,528
Collectively evaluated for impairment	1,086,088	63,323	1,149,411
Total ending balance(1)	$1,088,616	$63,323	$1,151,939

(1)	As of December 31, 2016, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213

	December 31, 2016
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$732,473	$19,844	$0	$752,317
60%-69.99%	267,122	7,515	900	275,537
70%-79.99%	88,811	30,533	0	119,344
80% or greater	4,503	0	238	4,741
Total commercial mortgage and agricultural property loans	$1,092,909	$57,892	$1,138	$1,151,939
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,088,616	$0	$0	$0	$1,088,616	$0
Agricultural property loans	63,323	0	0	0	63,323	0
Total	$1,151,939	$0	$0	$0	$1,151,939	$0

(1)	As of December 31, 2016, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the years ended December 31, 2017 and 2016, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold. For the year ended December 31, 2016, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were no transfers of commercial mortgage and other loans to related parties. For the year ended December 31, 2016, the Company transferred $631 million of commercial mortgage and other loans to related parties.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2017 and 2016, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. As of both December 31, 2017 and 2016, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For additional information relating to the accounting for troubled debt restructurings, see Note 2.
Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments,” as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Company's investment in separate accounts	$37,404	$34,088
Joint ventures and limited partnerships:
Private equity	159,643	139,493
Hedge funds	53,792	81,104
Real estate-related	12,226	11,912
Total joint ventures and limited partnerships	225,661	232,509
Derivatives	9	77,866
Total other long-term investments	$263,074	$344,463
As of both December 31, 2017 and 2016, the Company had no significant equity method investments.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale	$230,060	$242,351	$269,073
Equity securities, available-for-sale	0	1	2
Trading account assets	1,718	2,051	2,800
Commercial mortgage and other loans	52,127	58,940	86,354
Policy loans	63,884	62,735	62,304
Short-term investments and cash equivalents	1,090	1,767	1,042
Other long-term investments	23,518	29,512	17,739
Gross investment income	372,397	397,357	439,314
Less: investment expenses	(19,987)	(21,407)	(22,727)
Net investment income	$352,410	$375,950	$416,587
The carrying value of non-income producing assets included $0.4 million in fixed maturities as of December 31, 2017. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2017.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities	$27,123	$66,110	$9,505
Equity securities	(125)	(1,570)	397
Commercial mortgage and other loans	(337)	29,584	1,503
Joint ventures and limited partnerships	(221)	(229)	320
Derivatives(1)	(106,625)	664,533	(220,292)
Short-term investments and cash equivalents	(1)	21	29
Realized investment gains (losses), net	$(80,186)	$758,449	$(208,538)

(1)	Includes the hedged items offset in qualifying fair value hedge accounting relationships.
Net Unrealized Gains (Losses) on Investments
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2017	2016	2015
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$1,609	$4,883	$5,196
Fixed maturity securities, available-for-sale—all other	279,749	59,755	59,930
Equity securities, available-for-sale	2,368	366	(2,636)
Derivatives designated as cash flow hedges(1)	(17,678)	40,931	48,271
Affiliated notes	4,782	5,056	5,064
Other investments	3,588	1,441	1,208
Net unrealized gains (losses) on investments	$274,418	$112,432	$117,033

(1)	See Note 10 for more information on cash flow hedges.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. The following table sets forth the composition of “Securities sold under agreements to repurchase,” as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$68,904	$0	$68,904
Total securities sold under agreements to repurchase(1)	$0	$0	$0	$68,904	$0	$68,904

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$22,460	$22,460	$0	$0	$0
Foreign government bonds	6,157	0	6,157	6,827	0	6,827
U.S. public corporate securities	4,074	0	4,074	62,584	0	62,584
Foreign public corporate securities	478	0	478	5,565	0	5,565
Total cash collateral for loaned securities(1)	$10,709	$22,460	$33,169	$74,976	$0	$74,976

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$32,109	$140,810
Total securities pledged	$32,109	$140,810
Liabilities supported by pledged collateral:
Cash collateral for loaned securities	$33,169	$74,976
Securities sold under agreements to repurchase	0	68,904
Total liabilities supported by pledged collateral	$33,169	$143,880
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. As of December 31, 2017 and 2016, the fair value of this collateral was $148.0 million and $58.4 million, respectively, none of which had either been sold or repledged.
As of December 31, 2017, there were fixed maturities of $3.8 million on deposit with governmental authorities or trustees as required by certain insurance laws. As of December 31, 2016, there were fixed maturities and short-term investments of $3.2 million and $0.6 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

4. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2017	2016	2015
	(in thousands)
Balance, beginning of year	$1,341,093	$5,129,931	$5,081,938
Capitalization of commissions, sales and issue expenses	278,892	316,828	616,002
Amortization-Impact of assumption and experience unlocking and true-ups	(16,140)	130,652	112,039
Amortization-All other	(78,867)	(758,753)	(771,208)
Change in unrealized investment gains and losses	(5,363)	(28,723)	91,160
Other(1)	(143,404)	(3,448,842)	0
Balance, end of year	$1,376,211	$1,341,093	$5,129,931

(1)	Represents ceded DAC upon reinsurance agreements with GUL Re in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

5. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Life insurance – domestic	$11,144,405	$9,643,227
Life insurance – Taiwan	1,400,050	1,240,353
Individual and group annuities and supplementary contracts	565,971	548,064
Other contract liabilities	5,482,704	5,071,616
Total future policy benefits	$18,593,130	$16,503,260
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately 0.7% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 2.0% to 3.6%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Interest-sensitive life contracts	$15,460,543	$14,593,376
Individual annuities	3,132,751	2,861,882
Guaranteed interest accounts	264,239	310,321
Other	1,178,601	1,129,314
Total policyholders’ account balances	$20,036,134	$18,894,893
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.4% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other.
6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2017 and 2016, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2017		December 31, 2016
	In the Event of Death	At Annuitization/ Accumulation(1)	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$94,605,484	N/A	$85,056,405	N/A
Net amount at risk	$23,143	N/A	$178,806	N/A
Average attained age of contractholders	65 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$21,331,358	$105,887,964	$20,091,528	$95,908,923
Net amount at risk	$1,309,080	$1,729,783	$2,039,249	$2,875,524
Average attained age of contractholders	69 years	66 years	68 years	65 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2017	December 31, 2016(2)

	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees
Separate account value	$3,496,913	$3,125,804
General account value	$7,209,522	$6,234,678
Net amount at risk	$135,077,843	$119,838,053
Average attained age of contractholders	55 years	55 years

(1)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2017	December 31, 2016(1)
	(in thousands)
Equity funds	$65,755,874	$59,482,605
Bond funds	44,672,897	36,221,736
Money market funds	2,415,670	6,557,987
Total	$112,844,441	$102,262,328

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the amounts invested in separate account investment options above, $3.1 billion at December 31, 2017 and $2.9 billion at December 31, 2016 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2017, 2016 and 2015 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”), and guaranteed minimum income and withdrawal benefits (“GMIWB”) are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 12 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance as of December 31, 2014	$321,217	$2,921,933	$39,681	$4,993,610	$8,276,441
Incurred guarantee benefits(1)	95,747	538,906	(6,900)	211,825	839,578
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	0	(57,770)
Changes in unrealized investment gains and losses	(6,049)	(193,207)	(225)	0	(199,481)
Balance as of December 31, 2015	376,894	3,245,821	30,618	5,205,435	8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Changes in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance as of December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Changes in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance as of December 31, 2017	$390,338	$4,997,310	$17,131	$5,452,583	$10,857,362

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. There was no deferred sales inducements balance at December 31, 2017 and 2016. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2014	$836,791
Capitalization	6,462
Amortization-Impact of assumption and experience unlocking and true-ups	21,829
Amortization-All other	(183,843)
Change in unrealized investment gains (losses)	3,605
Balance as of December 31, 2015	684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance as of December 31, 2016	0
Capitalization	0
Amortization-Impact of assumption and experience unlocking and true-ups	0
Amortization-All other	0
Change in unrealized investment gains (losses)	0
Other	0
Balance as of December 31, 2017	$0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.
7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance ("AZDOI"). Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $(503) million, $578 million and $593 million for the years ended December 31, 2017, 2016 and 2015, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,365 million and $1,250 million at December 31, 2017 and 2016, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is no capacity to pay a dividend in 2018 without prior approval. The Company paid dividends to Prudential Insurance of $250 million, $2,593 million and $430 million in 2017, 2016 and 2015, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$(52,501)	$(99,443)	$105,992
State and local	0	49	129
Total	(52,501)	(99,394)	106,121
Deferred tax expense (benefit):
U.S. Federal	(102,153)	25,525	(116,762)
Total	(102,153)	25,525	(116,762)
Total income tax expense (benefit)	(154,654)	(73,869)	(10,641)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	43,372	3,322	(61,322)
Additional paid-in capital	824	587	(6,560)
Total income tax expense (benefit)	$(110,458)	$(69,960)	$(78,523)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 35% and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Expected federal income tax expense	$59,591	$112,472	$174,077
Non-taxable investment income	(157,408)	(146,324)	(161,407)
Tax credits	(29,506)	(30,916)	(24,232)
Domestic production activities deduction, net	(10,448)	(9,488)	0
Changes in tax law	(17,576)	0	0
Other	693	387	921
Reported income tax expense (benefit)	$(154,654)	$(73,869)	$(10,641)
Effective tax rate	(90.8)%	(22.9)%	(2.1)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2017, 2016 and 2015 was (90.8)%, (22.9)% and (2.1)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 35% and the Company’s effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act of 2017”). On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment (the date the President signed the bill into law).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In December 2017, the SEC staff issued SAB 118 to address the application of U.S. GAAP in situations when a registrant does not have necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act of 2017. SAB 118 provides guidance for registrants under three scenarios: (1) measurement of certain income tax effects is complete, (2) measurement of certain income tax effects can be reasonably estimated and (3) measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company’s accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As a result, it may need to apply all three scenarios in determining the accounting for the Tax Act of 2017 based on information that is available.
The Company has not fully completed its accounting for the tax effects of the Tax Act of 2017. However, we have recorded the effects of the Tax Act of 2017 as reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. As a result, upon enactment of the Tax Act of 2017, the Company recognized a $17.6 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. This net tax benefit was comprised of the following component:

•	$17.6 million tax benefit from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%
As we complete the collection, preparation and analysis of data relevant to the Tax Act of 2017, interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, we may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $155 million of the total $157 million of 2017 non-taxable investment income, $142 million of the total $146 million of 2016 non-taxable investment income, and $161 million of the total $161 million of 2015 non-taxable investment income. The DRD for the current period was estimated using information from 2016, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Insurance reserves	$171,504	$148,115
Other	0	1,966
Deferred tax assets	171,504	150,081
Deferred tax liabilities:
Deferred policy acquisition costs	39,501	45,405
Net unrealized gains on securities	61,294	24,949
Investments	96,385	171,303
Other	7,944	0
Deferred tax liabilities	205,124	241,657
Net deferred tax asset (liability)	$(33,620)	$(91,576)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2017 and 2016. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $170 million, $321 million and $497 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2017	2016	2015
	(in thousands)
Balance at January 1,	$9,488	$0	$0
Increases in unrecognized tax benefits-prior years	12,373	4,744	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	8,335	4,744	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$30,196	$9,488	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$30,196	$9,488	$0
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2017, the Company remains subject to examination in the U.S. for tax years 2014 through 2016.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

9. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(4)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Trading account assets:
Corporate securities	0	38,793	0	0	38,793
Asset-backed securities(4)	0	0	0	0	0
Equity securities	0	0	17,488	0	17,488
Subtotal	0	38,793	17,488	0	56,281
Equity securities, available-for-sale	94	22,991	37	0	23,122
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other long-term investments(6)	0	115,094	0	(115,086)	8
Reinsurance recoverables(5)	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(2)(7)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(3)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$160,740	$0	$0	$160,740
Obligations of U.S. states and their political subdivisions	0	626,486	0	0	626,486
Foreign government bonds	0	108,782	0	0	108,782
U.S. corporate public securities	0	2,306,409	55,109	0	2,361,518
U.S. corporate private securities	0	851,585	32,699	0	884,284
Foreign corporate public securities	0	221,848	0	0	221,848
Foreign corporate private securities	0	584,268	14,748	0	599,016
Asset-backed securities(4)	0	169,160	19,856	0	189,016
Commercial mortgage-backed securities	0	382,671	0	0	382,671
Residential mortgage-backed securities	0	83,188	0	0	83,188
Subtotal	0	5,495,137	122,412	0	5,617,549
Trading account assets:
Corporate securities	0	19,256	0	0	19,256
Asset-backed securities(4)	0	302	0	0	302
Commercial mortgage-backed securities	0	0	0	0	—
Equity securities	0	0	15,770	0	15,770
Subtotal	0	19,558	15,770	0	35,328
Equity securities, available-for-sale	41	16,640	75	0	16,756
Short-term investments	31,007	5,650	0	0	36,657
Cash equivalents	5,644	1,998	0	0	7,642
Other long-term investments(6)	0	90,884	0	(13,019)	77,865
Reinsurance recoverables	0	0	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	131,144	6,493	0	137,637
Subtotal excluding separate account assets	36,692	5,761,011	5,619,013	(13,019)	11,403,697
Separate account assets(2)(7)	0	116,040,888	0	0	116,040,888
Total assets	$36,692	$121,801,899	$5,619,013	$(13,019)	$127,444,585
Future policy benefits(3)	$0	$0	$5,041,007	$0	$5,041,007
Policyholders' account balances	0	0	20,337	0	20,337
Payables to parent and affiliates	0	12,854	0	(12,854)	0
Total liabilities	$0	$12,854	$5,061,344	$(12,854)	$5,061,344

(1)
“Netting” amounts represent cash collateral of $45.4 million and $0.2 million as of December 31, 2017 and 2016, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position. As of December 31, 2016, the net embedded derivative liability position of $5,041 million includes $1,157 million of embedded derivatives in an asset position and $6,198 million of embedded derivatives in a liability position.

(4)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(5)	Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.

(6)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2017 and December 31, 2016, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.7 million and $0.9 million, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(7)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at net asset value per share (or its equivalent). At December 31, 2017 and December 31, 2016, the fair values of separate account assets excluded from the fair value hierarchy were $4,113 million and $566 million, respectively.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2017 and 2016, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets - Trading account assets consist primarily of fixed maturity securities and equity securities whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2016. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described under "Derivative Instruments".
Transfers between Levels 1 and 2 - Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. The fair value of foreign common stock held in the Company's Separate Account may reflect differences in market levels between the close of foreign trading markets and the close of U.S. trading markets for the respective day. Dependent on the existence of such a timing difference, the assets may move between Level 1 and Level 2. During the years ended December 31, 2017 and 2016, there were no transfers between Level 1 and Level 2.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25%	25%	25%	Increase
Reinsurance recoverables(13)	$5,457,649	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(7)	$5,452,583	Discounted cash flow	Lapse rate(8)	1%	12%		Decrease
			Spread over LIBOR(4)	0.12%	1.10%		Decrease
			Utilization rate(9)	52%	97%		Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$45,715	Discounted cash flow	Discount rate	4.54%		15.00%		8.06%		Decrease
		Market comparables	EBITDA multiples(2)	4.0	X	4.0	X	4.0	X	Increase
		Liquidation	Liquidation value	98.21%		98.21%		98.21%		Increase
Reinsurance recoverables - Living Benefits	$5,041,262	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$433,001	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			Spread over LIBOR(4)	0.25%		1.50%				Decrease
			Mortality rate(5)	0%		31%				Decrease
			Premium payment(6)	0.65	X	0.95	X			Decrease
Liabilities:
Future policy benefits(7)	$5,041,007	Discounted cash flow	Lapse rate(8)	0%		13%				Decrease
			Spread over LIBOR(4)	0.25%		1.50%				Decrease
			Utilization rate(9)	52%		96%				Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	16%		25%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)
Represents multiples of earnings before interest, taxes, depreciation and amortization, ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
The spread over LIBOR swap curve represents the premium added to the risk-free discount rate (i.e., LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, policyholders are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). The multiples vary by funding level and policy duration. If the resulting premium in any duration is smaller than the minimum annual premium required to maintain the no-lapse guarantee, policyholders are assumed to pay the minimum annual premium. Policyholders are assumed to stop premium payments once the no-lapse guarantee is fully funded. The range shown as of December 31, 2016 excludes multiples for the first duration since all contracts are beyond the first duration. Assumption ranges for prior periods include first duration multiples.

(7)
Future policy benefits primarily represent general account liabilities for the living benefit guarantees of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2017 and 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(12)	Includes assets classified as fixed maturities available-for-sale.

(13)	Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2017
	Fixed Maturities Available-For-Sale
	U.S. Government	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$0	$102,556	$19,856	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(2,198)	4,199	0
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	1,590	(3,178)	0
Net investment income	0	158	112	0
Purchases	15,634	18,022	108,731	1,493
Sales	0	(52,287)	(7,471)	0
Issuances	0	0	0	0
Settlements	0	(24,770)	(55,372)	0
Transfers into Level 3(1)	0	42,125	78,159	0
Transfers out of Level 3(1)	0	(6,193)	(34,008)	(1,493)
Other(3)	3,570	(3,582)	0	0
Fair value, end of period	$19,204	$75,421	$111,028	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(2,736)	$0	$0
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities, Available-for-Sale	Short term Investments	Other Long- term Investments
	(in thousands)
Fair value, beginning of period	$0	$15,770	$75	$0	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	0	1,707	0	0	0
Included in other comprehensive income (loss)	0	0	(38)	0	0
Net investment income	0	0	0	0	0
Purchases	0	0	0	8,425	0
Sales	0	0	0	(1)	0
Issuances	0	0	0	0	0
Settlements	0	0	0	(7,085)	0
Transfers into Level 3(1)	0	0	0	0	16
Transfers out of Level 3(1)	0	0	0	0	(16)
Other(3)	0	11	0	0	0
Fair value, end of period	$0	$17,488	$37	$1,339	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$2,345	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(158,623)	0	463,432	(30,991)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	0	0
Net investment income	0	0	0	0
Purchases	902,110	0	0	0
Sales	0	0	0	0
Issuances	0	0	(875,008)	0
Settlements	0	0	0	4,677
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(6,493)	0	0
Other(3)	(760,101)	0	0	0
Fair value, end of period	$5,457,649	$0	$(5,452,583)	$(46,651)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(315,998)	$0	$313,532	$(30,991)
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Fixed Maturities, Available-for-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$95,492	$173,347	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	(277)	(891)	0
Asset management fees and other income	0	0	0
Included in other comprehensive income (loss)	(1,018)	158	0
Net investment income	54	149	0
Purchases	5,459	21,473	0
Sales	(9,928)	(44,486)	0
Issuances	0	0	0
Settlements	(10,728)	(1,071)	0
Transfers into Level 3(1)	29,881	48,957	0
Transfers out of Level 3(1)	(6,379)	(177,780)	0
Other(3)	0	0	0
Fair value, end of period	$102,556	$19,856	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(560)	$(1,378)	$0
Asset management fees and other income	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities Available-For-Sale	Other Long-term Investments
	(in thousands)
Fair value, beginning of period	$0	$18,248	$165	$5,704
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	0	0	0	0
Asset management fees and other income	(32)	192	0	0
Included in other comprehensive income (loss)	0	0	(90)	0
Net investment income	0	0	0	(67)
Purchases	0	0	0	102
Sales	0	(5,930)	0	0
Issuances	0	0	0	0
Settlements	(527)	0	0	0
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	0	0	(2,479)
Other	559	3,260	0	(3,260)
Fair value, end of period	$0	$15,770	$75	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0
Asset management fees and other income	$0	$(769)	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$4,940,011	$5,000	$(5,205,434)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(281,009)	(13)	975,823	(8,463)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	16	0	0
Net investment income	0	0	0	0
Purchases	815,261	6,500	0	0
Sales	0	(1,987)	0	0
Issuances	0	0	(811,396)	0
Settlements	0	0	0	(5,972)
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(2,464)	0	0
Other	0	(559)	0	(5,902)
Fair value, end of period	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$4,326,977	$0	$866,386	$(8,463)
Asset management fees and other income	$0	$0	$0	$0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2015, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2015.

	Year Ended December 31, 2015
	Fixed Maturities, Available-for-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$(1,533)	$42	$0
Asset management fees and other income	$0	$0	$0
Included in other comprehensive income (loss)	$262	$(939)	$0
Net investment income	$30	$52	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(1,392)	$0	$0
Asset management fees and other income	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities, Available-for-Sale	Other Long- term Investments
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$337	$1,912
Asset management fees and other income	$0	$2,207	$0	$0
Included in other comprehensive income (loss)	$0	$0	$(245)	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$1,744
Asset management fees and other income	$0	$2,162	$0	$0

	Year Ended December 31, 2015
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net (4)	$(635,006)	$0	$505,416	$0
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(17)	$0	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(482,828)	$0	$381,057	$0
Asset management fees and other income	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance Recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(4)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(5)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Securities sold under agreements to repurchase	0	0	0	0	0
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

	December 31, 2016(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,181,582	$1,181,582	$1,150,381
Policy loans	0	0	1,166,456	1,166,456	1,166,456
Cash and cash equivalents	30,149	58,366	0	88,515	88,515
Accrued investment income	0	87,322	0	87,322	87,322
Receivables from parent and affiliates	0	76,315	0	76,315	76,315
Other assets	0	37,969	0	37,969	37,969
Total assets	$30,149	$259,972	$2,348,038	$2,638,159	$2,606,958
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,129,378	$253,007	$1,382,385	$1,386,099
Securities sold under agreements to repurchase	0	68,904	0	68,904	68,904
Cash collateral for loaned securities	0	74,976	0	74,976	74,976
Payables to parent and affiliates	0	73,628	0	73,628	73,628
Other liabilities	0	305,969	0	305,969	305,969
Total liabilities	$0	$1,652,855	$253,007	$1,905,862	$1,909,576

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at NAV per share (or its equivalent) as a practical expedient. At December 31, 2017 and 2016, the fair values of these cost method investments were $49 million and $35 million, respectively. The carrying values of these investments were $41 million and $32 million as of December 31, 2017 and 2016, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Securities Sold Under Agreements to Repurchase
The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

10. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells variable annuity products which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 12 for additional information on the recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

These embedded derivatives and reinsurance agreements, also accounted as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives which are recorded with the associated host and related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2017			December 31, 2016
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$649,905	$18,243	$(44,806)	$435,602	$44,040	$(1,835)
Total Qualifying Hedges	$649,905	$18,243	$(44,806)	$435,602	$44,040	$(1,835)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$23,032	$0	$101,076	$8,215	$0
Foreign Currency
Foreign Currency Forwards	16,320	0	(376)	13,447	216	(20)
Credit
Credit Default Swaps	1,594	0	(96)	3,000	0	(281)
Currency/Interest Rate
Foreign Currency Swaps	95,145	4,347	(5,600)	56,626	7,789	(211)
Equity
Equity Options	1,277,102	69,472	(23,500)	649,807	30,624	(10,507)
Total Non-Qualifying Hedges	$1,637,086	$96,851	$(29,572)	$823,956	$46,844	$(11,019)
Total Derivatives (1)	$2,286,991	$115,094	$(74,378)	$1,259,558	$90,884	$(12,854)

(1)	Excludes embedded derivatives and related reinsurance recoverables which contain multiple underlyings.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,453 million and $5,041 million as of December 31, 2017 and December 31, 2016, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables," was an asset of $5,458 million and $5,474 million as of December 31, 2017 and December 31, 2016, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,445 million and $5,041 million and the fair value related to the Prudential Premier® Retirement Variable Annuity from Union Hamilton was an asset of $13 million and $0 million of December 31, 2017 and December 31, 2016, respectively. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting. The fair value related to the no-lapse guarantee from UPARC was an asset of $433 million as of December 31, 2016. See Note 12 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $47 million and $20 million as of December 31, 2017 and December 31, 2016, respectively. There was no related reinsurance recoverable.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$90,877	$(13,019)	$77,858	$(77,858)	$0
Securities purchased under agreements to resell	58,366	0	58,366	(58,366)	0
Total Assets	$149,243	$(13,019)	$136,224	$(136,224)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$12,854	$(12,854)	$0	$0	$0
Securities sold under agreements to repurchase	68,904	0	68,904	(68,904)	0
Total Liabilities	$81,758	$(12,854)	$68,904	$(68,904)	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total qualifying hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total qualifying hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,297	$1,879	$36,686
Total qualifying hedges	0	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	0	0	0
Currency	211	0	0	0
Currency/Interest Rate	11,533	0	209	0
Credit	90	0	0	0
Equity	(35,276)	0	0	0
Embedded Derivatives	(274,008)	0	0	0
Total non-qualifying hedges	(220,292)	0	209	0
Total	$(220,292)	$3,297	$2,088	$36,686

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2017, 2016 and 2015, the ineffective portion of derivatives accounted for using hedge accounting were de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2014	$11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)
Balance, December 31, 2015	48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	$(17,678)
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2017 values, it is estimated that a pre-tax gain of $6 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2018, offset by amounts pertaining to the hedged items.

As of December 31, 2017, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 39 years.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
As of December 31, 2017 and 2016, the Company has not written credit protection.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $2 million and $3 million reported at fair value as a liability of $0.1 million and $0.3 million as of December 31, 2017 and 2016, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through a central clearing and OTC; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
11. COMMITMENTS AND GUARANTEES, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2017 and 2016, the outstanding balances on these commitments were $15 million and $49 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2017 and 2016, $196 million and $133 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that set out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company reviews its operations including, but not limited to, practices and procedures for meeting obligations to our customers and other parties. This review may result in the modification or enhancement of processes, including concerning the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2017, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $30 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers.
Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, et al.
In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (i) alleges that defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act ("RICO")) and New Jersey law (Consumer Fraud Act); and (ii) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the complaint. In February 2017, the amended complaint was withdrawn with prejudice. This case is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company. During 2017, audits were satisfactorily completed by the third party auditor of the Global Resolution Agreement and by the regulators for the Regulatory Settlement Agreement to assure that the Company had complied with the terms of both agreements.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In 2016, Prudential Financial self-reported to the SEC and the DOL, and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial is cooperating with regulators in their review of this matter (which includes a review of the remediation plan) and has entered into discussions with the SEC staff regarding a possible settlement that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of these discussions.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

12. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2017	2016
	(in thousands)
Reinsurance recoverables	$32,555,500	$28,674,226
Policy loans	(124,843)	(87,112)
Deferred policy acquisition costs	(6,832,729)	(6,482,889)
Deferred sales inducements	(638,065)	(615,117)
Other assets(1)	205,430	226,347
Policyholders’ account balances	5,004,885	4,978,859
Future policy benefits	3,301,841	2,833,327
Other liabilities(2)	626,306	410,376

(1)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2017 and 2016.

(2)	"Other liabilities" includes $73 million and $28 million of unaffiliated activity as of December 31, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2017	December 31, 2016
	(in thousands)
PAR U	$11,111,272	$10,514,125
PALAC	8,388,988	7,706,860
PURC	3,577,962	3,153,449
PARCC	2,546,673	2,589,397
GUL Re	1,772,950	0
PAR Term	1,559,618	1,403,738
Prudential of Taiwan	1,406,686	1,246,241
Prudential Insurance	1,152,241	976,652
Term Re	966,509	593,084
UPARC	0	467,904
Unaffiliated	72,601	22,776
Total reinsurance recoverables	$32,555,500	$28,674,226
Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	2017	2016	2015
	(in thousands)
Premiums:
Direct	$1,720,896	$1,621,531	$1,519,992
Assumed(1)	194	359	0
Ceded(2)	(1,666,384)	(2,447,832)	(1,442,358)
Net premiums	54,706	(825,942)	77,634
Policy charges and fee income:
Direct	3,459,134	2,804,446	2,933,271
Assumed	473,573	533,648	434,560
Ceded(3)	(3,678,165)	(2,550,899)	(1,211,444)
Net policy charges and fee income	254,542	787,195	2,156,387
Net investment income:
Direct	356,291	378,969	419,357
Assumed	1,484	1,411	1,394
Ceded	(5,365)	(4,430)	(4,164)
Net investment income	352,410	375,950	416,587
Asset administration fees:
Direct	340,461	310,178	362,321
Assumed	0	0	0
Ceded	(322,868)	(225,735)	0
Net asset administration fees	17,593	84,443	362,321
Other income:
Direct	62,830	50,475	44,223
Assumed(4)	390	(161)	0
Ceded	(77)	21	0
Amortization of reinsurance income	4,606	(19,228)	11,292
Net other income	67,749	31,107	55,515
Realized investment gains (losses), net:
Direct	478,117	1,263,088	571,702
Assumed	0	0	0
Ceded(5)	(558,303)	(504,639)	(780,240)
Realized investment gains (losses), net	(80,186)	758,449	(208,538)
Policyholders’ benefits (including change in reserves):
Direct	2,450,810	2,456,262	2,064,906
Assumed(6)	584,909	596,196	541,371
Ceded(7)	(3,074,099)	(3,312,658)	(2,307,127)
Net policyholders’ benefits (including change in reserves)	(38,380)	(260,200)	299,150
Interest credited to policyholders’ account balances:
Direct	350,262	413,328	477,667
Assumed	135,123	131,953	124,954
Ceded	(316,994)	(244,061)	(228,410)
Net interest credited to policyholders’ account balances	168,391	301,220	374,211
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(8)	(1,302,020)	(840,010)	(354,372)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	"Premiums assumed" includes $0.2 million, $0.4 million and $0 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)	"Premiums ceded" includes $0.0 million of unaffiliated activity for the year ended December 31, 2017.

(3)	"Policy charges ceded" includes $(8) million, $(4) million and $(4) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(4)	"Other income assumed" includes $0.4 million, $(0.2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(20) million, $(30) million and $2 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(6)	"Policyholders' benefits (including change in reserves) assumed" includes $0.4 million of unaffiliated activity for the year ended December 31, 2017.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $4 million, $5 million and $(14) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(8)	Prior period amount for the year ended December 31, 2015 has been corrected to exclude non-reinsurance expenses.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2017	2016	2015
	(in thousands)
Direct gross life insurance face amount in force	$882,333,743	$827,832,976	$770,427,543
Assumed gross life insurance face amount in force	41,782,959	42,566,514	43,552,313
Reinsurance ceded	(854,053,110)	(805,796,078)	(752,647,594)
Net life insurance face amount in force	$70,063,592	$64,603,412	$61,332,262
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011.
Effective July 1, 2011, PLNJ reinsures an amount equal to 95% of all the risks associated with its universal life policies with PAR U.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector and Universal Life policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company will reinsure a portion of the mortality risk directly to third-party reinsurers and retain all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In December 2017, Hartford Financial announced a definitive agreement to sell a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through an automatic coinsurance agreement with Term Re.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third party reinsurance arrangements is described below.
Union Hamilton
Effective April 1, 2015, the Company, excluding its subsidiaries, entered into an agreement with Union Hamilton, an external counterparty, to reinsure approximately 50% of the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income (“HDI”) v.3.0 business, a guaranteed benefit feature. This reinsurance agreement covered most new HDI v.3.0 variable annuity business issued between April 1, 2015 and December 31, 2016 on a quota share basis, with Union Hamilton’s cumulative quota share amounting to $2.9 billion of new rider premiums as of December 31, 2016. As of December 31, 2017, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton. Reinsurance on business subject to this agreement remains in force for the duration of the underlying annuity contracts. New sales subsequent to December 31, 2016 is not covered by this external reinsurance agreement. These guaranteed benefit features are accounted for as embedded derivatives.
13. EQUITY
Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in OCI before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	0	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346

(1)	Includes cash flow hedges of $(18) million, $41 million, and $48 million as of December 31, 2017, 2016 and 2015, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$(1,103)	$7,915	$4,286
Net unrealized investment gains (losses) on available-for-sale securities(4)	28,101	56,625	5,616
Total net unrealized investment gains (losses)	26,998	64,540	9,902
Total reclassifications for the period	$26,998	$64,540	$9,902

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(2)	$5,333	$(2,709)	$1,399	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	0	0	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	0	0	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	0	0	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and deferred sales inducements(2)	0	1,404	0	(492)	912
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(330)	116	(214)
Balance, December 31, 2015(2)	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(2)	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(437)	153	(284)
Balance, December 31, 2016(2)	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(3)	$344,577	$(256,260)	$182,553	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	0	0	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	0	0	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	0	0	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and deferred sales inducements(3)	0	159,640	0	(55,874)	103,766
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(3)	0	0	(102,538)	35,888	(66,650)
Balance, December 31, 2015(3)	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(3)	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(3)	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016(3)	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2017, 2016 and 2015. The expense charged to the Company for the deferred compensation program was $9 million, $8 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $26 million, $23 million and $22 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million, $28 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million, $10 million and $8 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $633 million, $709 million and $771 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $66 million, $58 million and $51 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,688 million at December 31, 2017 and $3,367 million at December 31, 2016. Fees related to these COLI policies were $44 million, $42 million and $45 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $15 million and $17 million for the years ended December 31, 2017, 2016 and 2015, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $79 million and $100 million as of December 31, 2017 and 2016, respectively. "Net investment income" related to these ventures includes a gain of $8 million, $2 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $323 million, $295 million and $347 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $14 million, $13 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2017	2016
							(in thousands)
U.S. Dollar floating rate notes			2028	2.77%	-	3.12%	$6,551	$0
U.S. Dollar fixed rate notes	2022	-	2028	0.00%	-	14.85%	126,020	137,636
Total long-term notes receivable - affiliated(1)							$132,571	$137,636

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2017 and 2016, and is included in “Other assets”. Revenues related to these loans were $5 million, $6 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2017 and 2016, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
Prudential Insurance	March 2016	Sale	Fixed Maturities & Short-Term Investments	$88,783	$88,875	$(60)	$0
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Long-Term Investments	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Long-Term Investments	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Long-Term Investments - Derivatives	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2017 and 2016, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.8 million, $13 million and $51 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Contributed Capital and Dividends
In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance. For the year ended December 31, 2015, the Company did not receive any capital contributions.
In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid a dividend in the amount of $2,593 million to Prudential Insurance. In June and December of 2015, the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2017 (1)
Total revenues	$210,959	$270,721	$(24,256)	$209,390
Total benefits and expenses	189,338	(67,282)	193,689	180,806
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	21,621	338,003	(217,945)	28,584
Net income (loss)	$40,072	$349,164	$(178,496)	$113,692
2016 (2)
Total revenues	$791,393	$140,925	$231,010	$47,874
Total benefits and expenses	1,163,700	(588,114)	182,006	132,262
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	(372,307)	729,039	49,004	(84,388)
Net income (loss)	$(328,199)	$723,984	$84,897	$(85,465)
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 12 for additional information.
(2) The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 8, 2018

We have served as the Company's auditor since 1996.

REVISION TO FINANCIAL INFORMATION

This Statement of Additional Information (SAI) includes financial statements for Pruco Life Insurance Company (the “Company”) for the period ended December 31, 2017. While not included in the SAI, the Company makes periodic reports under Form 10-Q. As disclosed in Note 11, “REVISION TO PRIOR YEAR INFORMATION”, to the Consolidated Financial Statements in its Quarterly Report on Form 10-Q for the period ended June 30, 2018, the Company has revised certain prior period amounts to correct an immaterial error in the calculation of reserves for certain individual life products identified during 2018 which impacted prior periods. Similarly, the Company will revise the full year 2017 and 2016, in subsequent filings, including the 2018 10-K for the Company. The impact to the previously issued consolidated financial statements as of December 31, 2017 and 2016 was not considered to be material individually or in the aggregate to previously issued financial statements. However, because of these adjustments, the Company decided to revise the affected periods of the balance sheet, results of operations, statement of stockholder’s equity and statement of cash flows within the third quarter 10-Q filing for the Company.
The following tables detail the resulting increase (decrease) to certain amounts originally reported as a result of the revision:

Income Statement Impact			Balance Sheet Impact
	Pre-tax Income	Net Income		Total	Total	Equity
	(in thousands)			Assets	Liabilities
1Q18 QTD	$937	$1,188		(in thousands)
			2017	$(34,236)	$(48,848)	$14,612
1Q17 QTD	$3,568	$5,945	2016	0	(11,251)	11,251
2Q17 QTD	(6,561)	(8,112)
2Q17 YTD	(2,993)	(2,167)
3Q17 QTD	2,089	1,300
3Q17 YTD	(904)	(867)
4Q17 QTD	2,091	4,228
2017 FY	1,187	3,361

2016 FY	$15,365	$9,988
2015 FY	(1,841)	(1,197)
2014 FY	(102)	(66)

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2017; the Statement of Operations for the period ended December 31, 2017; the Statement of Changes in Net Assets for the periods ended December 31, 2017 and December 31, 2016, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2017 and 2016; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2017, 2016, and 2015; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 4)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement (Note 9)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 10)

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)

(4) (a)	Form of B, L, and X Base Contract P-BLX/IND (2/10) and Form of "C" Base Contract P-CR/IND (2/10) (including B, L, X & C schedule pages). (Note 2)

(4) (a)(1)	Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10) and (P-C-DCD-IND (2/10). (Note 9)

(b)	Form of Medically Related Surrender Endorsement P-END-MRS (02/10). (Note 2)

(c)	Form of Medically Related Surrender Schedule Supplement P-SCH-MRS (02/10). (Note 2)

(d)	Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). (Note 2)

(e)	Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). (Note 2)

(f)	Form of Market Value Adjustment Option Rider P-RID-MVA (02/10). (Note 2)

(g)	Form of Market Value Adjustment Option Rider Schedule Supplement P-SCH-MVA (02/10). (Note 2)

(h)	Form of Dollar Cost Averaging Program Rider P-RID-DCA (02/10). (Note 2)

(i)	Form of Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (02/10). (Note 2)

(j)	Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). (Note 2)

(k)	Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). (Note 2)

(l)	Form of Combination Death Benefit Rider P-RID-HAVROLL (02/10). (Note 2)

(m)	Form of Combination Death Benefit Schedule Supplement P-SCH-HAVROLL (02/10). (Note 2)

(n)	Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note 2)

(o)	Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 2)

(p)	Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 2)

(q)	Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 2)

(r)	Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-(02/10)). (Note 2)

(s)	Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-(02/10)). (Note 2)

(t)	Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider (P-RID-HD6-LIA-(02/10)). (Note 2)

(u)	Form of Highest Daily Lifetime 6 Plus with LIA Schedule (P-SCH-HD6-LIA-(02/10)). (Note 2)

(v)	Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09). (Note 7)

(w)	Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09). (Note 7)

(x)	Form of GRO Plus II benefit rider (P-RID-GRO (02/10). (Note 2)

(y)	Form of GRO Plus II benefit schedule (P-SCH-GRO (02/10). (Note 2)

(z)	Form of 403(b) Annuity Endorsement (P-END-403 (2/10). (Note 2)

(aa)	Form of Beneficiary Annuity Endorsement P-ENDBENE (2/10). (Note 2)

(ab)	Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2/10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10), and (P-C-DCD-IND(2/10). (Note 9)

(ac)	Form of Affiliation Credit Endorsement P-END-ACE(2/10). (Note 10)

(ad)	Form of Highest Daily GRO II Benefit Schedule Supplement (P-SCH-HDGRO(11/09)((8/10)). (Note 11)

(ae)	Highest Daily Lifetime Income Benefit Rider P-RID-HD(1/11). (Note 12)

(af)	Highest Daily Lifetime Income Benefit Schedule Supplement P-SCH-HD (1/11). (Note 12)

(ag)	Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider P-RID-HD-LIA(1/11). (Note 12)

(ah)	Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement P-SCH-HD-LIA(1/11). (Note 12)

(ai)	Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). (Note 13)

(aj)	Form of Highest Daily Lifetime Income Benefit 2.0 schedule (P-SCH-HD-7-12). (Note 13)

(ak)	Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). (Note 13)

(al)	Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). (Note 13)

(am)	Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB rider (P-RID-HD-HDB-7-12). (Note 13)

(an)	Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB schedule (P-SCH-HD-HDB-7-12). (Note 13)

(ao)	Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages). (Note 14)

(ap)	Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages). (Note 14)

(4)	(aq) Amendatory Tax Endorsement. (Note 15)

(5) (a)	Application form for the Contract P-VAA (02/10). (Note 9)

(b)	Form of Application form for the Contract P-IBVAA (02/10). (Note 9)

(c)	Form of Application for the Contract ORD202826 Rev (7/12). (Note 13)

(d)	Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13). (Note 14)

(6)	(a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 6)

(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7)	Copy of Contract of reinsurance in connection with Variable Annuity Contracts:

(a)	Coinsurance Agreement for HD6+. (Note 15)

(b)	Pruco Reinsurance Ltd. for HDI benefit filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c)	Coinsurance Agreement for HD1 2.0. (Note 15)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(a)	Copy of AST Fund Participation Agreement. (Note 9)

(b)	Copy of Franklin Templeton Fund Participation Agreement. (Note 9)

(c)	Shareholder Information Agreement (Sample Rule 22C-2). (Note 8)

(d)	Amendment to Fund Participation Agreement. (Note 15)

(e)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC (Note 17)

(9)	Opinion of Counsel. (Note 2)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:

(a)	Caroline A. Feeney (Note 16)

(b)	Salene Hitchcock-Gear (Note 1)

(c)	Christine Knight (Note 16)

(d)	Kent D. Sluyter (Note 16)

(e)	Candace J. Woods (Note 16)

(f)	John Chieffo (Note 16)

(g)	Nandini Mongia (Note 1)

(Note 1)	Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162673, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed July 31, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)	Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)	Incorporated by reference to Post-Effective Amendment No. 26 to Registration No. 333-162673, filed December 13, 2017 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 27 to Registration No. 333-162673, filed April 5, 2018 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Actuary and Appointed Actuary
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2018, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2018, there were 60,812 Qualified contract owners and 19,960 Non-Qualified contract owners of the X series, 215,559 Qualified contract owners and 82,054 Non-Qualified contract owners of the B series, 85,524 Qualified contract owners and 34,560 Non-Qualified contract owners of the L series, and 6,921 Qualified contract owners and 4,769 Non-Qualified contract owners of the C series.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(c)	Commissions received by PAD during 2017 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$633,385,857.43	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 21st day of December 2018.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Kent D. Sluyter*	Director, President and Chief Executive Officer	December 21, 2018
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 21, 2018
John Chieffo
Christine Knight*	Director	December 21, 2018
Christine Knight
Nandini Mongia*	Director	December 21, 2018
Nandini Mongia
Candace J. Woods*	Director	December 21, 2018
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 21, 2018
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 21, 2018
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.
EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)	Powers of Attorney:
(b) Salene Hitchcock-Gear
(g) Nandini Mongia